	As filed with the Securities and Exchange	Registration No. 333-100209
	Commission on April 11, 2013	Registration No. 811-09002
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 20 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Separate Account N of
ReliaStar Life Insurance Company
(formerly Separate Account One of Northern Life Insurance Company)
20 Washington Avenue South, Minneapolis, Minnesota 55401
Depositor’s Telephone Number, including Area Code: (860) 580-2824
J. Neil McMurdie, Senior Counsel
ReliaStar Life Insurance Company
One Orange Way, C2N, Windsor, CT 06095-4774
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2013 pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Individual Fixed and Variable Deferred
Annuity Contracts

PART A

Reliastar Life Insurance Company
Separate Account N

ING ADVANTAGESM

CONTRACT PROSPECTUS – MAY 1, 2013

The Contracts. The contracts described in this prospectus are flexible premium individual fixed and variable AdvantageSM deferred annuity contracts issued by ReliaStar Life Insurance Company (the “Company,” “we,” “us” and “our”). They are
issued to you, the contract holder. Two series of contracts are described in this prospectus. Transfer Series Contracts
(“Transfer Series”) include individual tax deferred annuities, individual deferred retirement annuities and individual deferred annuities. Flex Series Contracts (“Flex Series”) include flexible premium individual tax deferred annuities, flexible premium individual retirement annuities and flexible premium individual annuities for use with deferred compensation plans established under Section 457 of the Internal Revenue Code of 1986, as amended (“Tax Code”). Prior to October 1,
2002, the contracts were issued by Northern Life Insurance Company. This contract is no longer available for new sales.
Deposits may continue to be paid to existing contracts.

Why Reading This Prospectus Is Important. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if the contracts are right for you.
Please read this prospectus carefully and keep it for future reference.

Investment Options. The contracts offer variable investment options and three fixed interest options. When we establish your account, you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account N, a separate account of the Company. Each subaccount invests in one of the mutual funds listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. The funds in which the subaccounts invest have various risks. Information about the risks of investing in the funds is located in the “Investment Options” section on page 11 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses and retain the prospectuses for future reference.

Fixed Interest Options:
• Fixed Account A	• Fixed Account B	• Fixed Account C

Except as specifically mentioned, this prospectus describes only the variable investment options offered through Separate
Account N. However, we describe the fixed interest options in Appendix I to this prospectus.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“CONTRACT DISTRIBUTION” for further information about the amount of compensation we pay.

Availability of Features. Not all features are available in all states. The contracts were not available for sale in New York.
Transfer Series contracts were not available for sale in the Commonwealth of Massachusetts. Some funds or fixed accounts may be unavailable through certain contracts and plans or in some states.

Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2013, Statement of Additional Information (“SAI”) without charge by calling us at 1-877-884-5050 or by writing to us at the address listed in “CONTRACT OVERVIEW - Questions:
Contacting the Company.” You may also obtain a prospectus or an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and
Exchange Commission’s (“SEC”) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC’s Public Reference Branch. Information on the operations of the SEC’s
Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, emailing publicinfo@sec.gov or by writing to the SEC’s Public Reference Branch at 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-100209. The SAI table of contents is listed on page 48 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

The contracts are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation (“FDIC”). The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

PRO.100209-13

CONTRACT PROSPECTUS – May 1, 2013 (continued)

The Funds:*

American Funds – Growth Fund (Class 2)	ING Invesco Comstock Portfolio (Class I)(1)	ING Solution 2015 Portfolio (Class I)(2)
American Funds – Growth-Income Fund	ING Invesco Equity and Income Portfolio	ING Solution 2025 Portfolio (Class I)(2)
(Class 2)	(Class I)(1)	ING Solution 2035 Portfolio (Class I)(2)
American Funds – International Fund	ING Invesco Growth and Income Portfolio	ING Solution 2045 Portfolio (Class I)(2)
(Class 2)	(Class S)(1)	ING Solution Income Portfolio (Class I)(2)
Fidelity® VIP Contrafund® Portfolio	ING JPMorgan Emerging Markets Equity	ING Strategic Allocation Conservative
(Initial Class)	Portfolio (Class S)	Portfolio (Class I)(2)
Fidelity® VIP Equity-Income Portfolio	ING JPMorgan Mid Cap Value Portfolio	ING Strategic Allocation Growth Portfolio
(Initial Class)	(Class I)	(Class I)(2)
Fidelity® VIP Index 500 Portfolio	ING JPMorgan Small Cap Core Equity	ING Strategic Allocation Moderate Portfolio
(Initial Class)	Portfolio (Class I)	(Class I)(2)
Fidelity® VIP Investment Grade Bond	ING Large Cap Growth Portfolio (Class I)	ING T. Rowe Price Capital Appreciation
Portfolio (Initial Class)	ING Large Cap Value Portfolio (Class I)	Portfolio (Class S)
Fidelity® VIP Money Market Portfolio	ING Limited Maturity Bond Portfolio	ING T. Rowe Price Diversified Mid Cap
(Initial Class)	(Class S)	Growth Portfolio (Class I)
Franklin Small Cap Value Securities Fund	ING Liquid Assets Portfolio (Class I)	ING T. Rowe Price Equity Income Portfolio
(Class 2)	ING Marsico Growth Portfolio (Class I)	(Class I)
ING American Century Small-Mid Cap Value	ING MFS Total Return Portfolio (Class S)	ING T. Rowe Price Growth Equity Portfolio
Portfolio (Class I)	ING MidCap Opportunities Portfolio	(Class I)
ING Baron Growth Portfolio (Class I)	(Class I)	ING T. Rowe Price International Stock
ING BlackRock Large Cap Growth Portfolio	ING Multi-Manager Large Cap Core	Portfolio (Class I)
(Class I)	Portfolio (Class S)(1)	ING Templeton Foreign Equity Portfolio
ING Clarion Global Real Estate Portfolio	ING Oppenheimer Global Portfolio (Class I)	(Class I)
(Class I)	ING PIMCO Total Return Portfolio (Class I)	ING U.S. Stock Index Portfolio (Class I)
ING Columbia Contrarian Core Portfolio	ING Pioneer High Yield Portfolio (Class I)	Lord Abbett Series Fund – Mid Cap Stock
(Class I)(1)	ING Pioneer Mid Cap Value Portfolio	Portfolio (Class VC)
ING FMRSM Diversified Mid Cap Portfolio	(Class S)	Neuberger Berman AMT Socially Responsive
(Class S)**	ING RussellTM Large Cap Growth Index	Portfolio® (Class I)
ING Global Resources Portfolio (Class S)	Portfolio (Class I)	PIMCO VIT Real Return Portfolio
ING Growth and Income Portfolio (Class I)	ING RussellTM Large Cap Index Portfolio	(Administrative Class)
ING Index Plus LargeCap Portfolio (Class I)	(Class I)	Pioneer High Yield VCT Portfolio (Class I)
ING Index Plus MidCap Portfolio (Class I)	ING RussellTM Mid Cap Growth Index	Wanger Select
ING Index Plus SmallCap Portfolio (Class I)	Portfolio (Class S)	Wanger USA
ING Intermediate Bond Portfolio (Class I)	ING SmallCap Opportunities Portfolio
ING International Index Portfolio (Class S)	(Class I)

ING International Value Portfolio (Class I)
*	Effective July 1, 2008, ING Balanced Portfolio was closed to any new investments (including loan repayments or transfers). There will be no additional disclosure regarding this fund in this prospectus.
**	FMRSM is a service mark of Fidelity Management & Research Company.
(1)	This fund has changed its name since your last prospectus supplement. See the table in APPENDIX II – Fund Descriptions for the former fund name.
(2)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “FEES – Fund of Funds” for additional information.

PRO.100209-13	2

TABLE OF CONTENTS

CONTRACT OVERVIEW	4
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Design
Who’s Who
The Contracts and Your Retirement Plan
Contract Facts
Contract Phases: Accumulation Phase, Income Phase

FEE TABLE	6
CONDENSED FINANCIAL INFORMATION	8
THE COMPANY	8
PURCHASE AND RIGHTS	9
RIGHT TO CANCEL	10
INVESTMENT OPTIONS	11
FEES	14
YOUR ACCOUNT VALUE	19
TRANSFERS	21
WITHDRAWALS	25
SYSTEMATIC WITHDRAWALS	26
LOANS	26
DEATH BENEFIT	27
INCOME PHASE	29
TAX CONSIDERATIONS	32
CONTRACT DISTRIBUTION	43
OTHER TOPICS	45
Anti-Money Laundering - Performance Reporting - Contract Modifications - Legal Proceedings -
Payment Delay or Suspension - Transfers, Assignments or Exchanges of a Contract - Involuntary
Terminations - Reports to Owners

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	48
APPENDIX I – THE FIXED ACCOUNTS	49
APPENDIX II – FUND DESCRIPTIONS	51
APPENDIX III – CONDENSED FINANCIAL INFORMATION	CFI - 1

PRO.100209-13 3

CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this	Questions: Contacting the
prospectus for additional detail.	Company. To answer your
questions, contact your sales
Contract Design	representative or write or call us
The contracts described in this prospectus are individual deferred fixed and	at our Administrative Service
variable annuity contracts. They are intended to be retirement savings vehicles	Center:
that offer a variety of investment options to help meet long-term financial	ING Service Center
goals and provide for a death benefit and guaranteed income options. The term	P.O. Box 5050
“contract” in this prospectus refers to the Advantage Transfer and Flex Series	Minot, North Dakota 58702-
individual fixed and variable annuity contracts.	5050
1-877-884-5050
Who’s Who
You*: The individual who purchases the contract.	Sending Forms and Written
Requests in Good Order.
Contract Holder*: The person to whom we issue the contract. Generally,	If you are writing to change your
you. The contract holder has all rights under the contract. However, pursuant	beneficiary, request a
to Treasury Department regulations that were generally effective on January 1,	withdrawal or for any other
2009, the exercise of certain of these rights by participants in Tax Code section	purpose, contact us or your sales
representative to learn what
403(b) plans may require the consent and approval of your employer and/or	information is required for the
plan sponsor or its delegate. See “TAX CONSIDERATIONS – Taxation of	request to be in “good order.”
Qualified Contracts - Distributions – Eligibility - 403(b) Plans.”	Generally, a request is
considered to be in “good order”
We may also refer to the contract holder as the contract owner.	when it is signed, dated and
We, Us or Our (the “Company”): ReliaStar Life Insurance Company. We	made with such clarity and
issue the contract.	completeness that we are not
required to exercise any
For greater detail, please review “Purchase and Rights.”	discretion in carrying it out.
By contacting us, we can
* Some contracts may be purchased by and issued directly to employers sponsoring certain	provide you with the appropriate
plans, including 457 and 401 plans. The terms “you,” “contract holder” and “contract	administrative form for your
owner” apply to these employers, who have all rights under the contracts.	requested transaction.

The Contracts and Your Retirement Plan	We can only act upon requests
The contracts were issued on a nonqualified basis (“nonqualified	that are received in good order.
contracts”), or for use with retirement arrangements under Tax Code sections
403(b), 408, 408(A) or 457 of the Tax Code (“qualified contracts”). We also issued nonqualified contracts for use with retirement arrangements under Tax
Code section 401.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account
(such as a 401, 403(b), 408, 408A or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative, taking into account the additional fees and expenses you may incur in an annuity. See “PURCHASE AND
RIGHTS.”

PRO.100209-13 4

Contract Facts

Free Look/Right to Cancel. This feature allowed you to cancel your contract within 10 days (some states require more than 10 days) of receipt. See “RIGHT TO CANCEL.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See
“DEATH BENEFIT” and “INCOME PHASE.”

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees and taxes may apply, and there are restrictions on the amounts available for withdrawal from the fixed account options.
In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See “WITHDRAWALS”
and “APPENDIX I – The Fixed Accounts.”

Systematic Withdrawals. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “SYSTEMATIC WITHDRAWALS.”

Loans. If allowed by the contract and the plan, loans may be available during the accumulation phase. These loans are subject to certain restrictions. See “LOANS.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. See “FEE TABLE”
and “FEES.”

Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “TAX CONSIDERATIONS.”

Contract Phases

Accumulation Phase (accumulating dollars under your contract)
Payments to Your
STEP 1: You provide us with your completed application and		Account
initial purchase payment. We establish an account for you and		Step 1 ¯
credit that account with your initial purchase payment.
ReliaStar Life Insurance Company
STEP 2: You direct us to invest your purchase payment in one
or more of the following investment options:	¯	Step 2		¯
• Fixed Interest Options; or		Separate Account N
• Variable Investment Options. (The variable investment	Fixed
options are the subaccounts of Separate Account N. Each	Interest	Variable Investment
one invests in a specific mutual fund.)	Options		Options

STEP 3: Each subaccount you select purchases shares of its		The Subaccounts
assigned fund.		A	B	Etc.
¯ Step 3 ¯
Mutual Mutual
Fund A Fund B

Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contracts offer three income phase payment options. See “INCOME PHASE.” In general, you may:
•	Receive monthly income phase payments for your life (assuming you are the annuitant);
•	Receive monthly income phase payments for your life, but with payments continuing to your beneficiary for 10 years if you die before the end of the selected period;
•	Receive monthly income phase payments for your life and for the life of another person; or
•	Select income phase payments that are fixed or that vary depending upon the performance of the variable investment options you select.

PRO.100209-13 5

FEE TABLE

The following tables describe the fees and expenses that you will pay			In this section:
during the accumulation phase when buying, owning and withdrawing			• Maximum Transaction
account value from your contract. See “INCOME PHASE” for fees that			Expenses;
may apply after you begin receiving payments under the contract.			• Maximum Periodic Fees and
			Charges;
			• Fund Fees and Expenses; and
Maximum Transaction Expenses			• Examples

The first table describes the fees and expenses that you may pay at the			See the “Fees” section for:
time that you buy the contract, withdraw account value from the contract			• How, When and Why Fees are
or transfer cash value between investment options. State premium taxes			Deducted;
may also be deducted.*			• Redemption Fees;

Early Withdrawal Charge (as a percentage of amount withdrawn) [1]			• Certain Reduction Fees; or Elimination and of
Applicable to Transfer Series contracts		6%	• Premium and Other Taxes
Applicable to Flex Series contracts		8%

Partial Withdrawal Processing Fee [2]		$25.00	terms We may in prior have used prospectuses: the following
Transfer Charge [3]		$25.00
Loan Processing Fee [4]		$25.00	Deferred Sales Charge - Early
Loan Interest Rate Spread (per annum) [5]		3%	Withdrawal Charge

Maximum Periodic Fees and Charges			Annual Contract Charge -
			Annual Maintenance Fee
The next table describes the fees and expenses that you will pay
periodically during the time that you own the contract, not including fund			Contract Year - Account Year
fees and expenses.
			Administrative Charge -
Maximum Annual Maintenance Fee [6]		$30.00	Administrative Expense Charge

Separate Account Annual Expenses
(as a percentage of average account value)
Maximum Mortality and Expense Risk Charge		1.25%
Maximum Administrative Expense Charge		0.15%

Maximum Total Separate Account Expenses		1.40%
[1] The early withdrawal charge for the Transfer Series Contracts applies to each purchase payment. The withdrawal charge is 6%
in the account year a purchase payment is received by the Company and the account year immediately following. It decreases to 0% beginning the sixth year after a purchase payment was received by the Company. For the Flex Series Contracts, the withdrawal charge is based on account years. It decreases from 8% after the first three account years to 0% after the 10th account year. Under certain situations amounts may be withdrawn free of any withdrawal charge or the withdrawal charge may be reduced or waived. For more information on the withdrawal charge, see “FEES - Partial Withdrawal Processing Fee.”
[2] The Company does not currently impose a partial withdrawal processing fee but reserves the right to charge a fee not to exceed the lesser of 2% of the partial withdrawal amount or $25, including partial withdrawals made as part of a systematic withdrawal program, see “FEES -Early Withdrawal Charge.” See also “SYSTEMATIC WITHDRAWALS.”
[3] The Company does not currently impose a charge for transfers between the subaccounts or to or from the fixed interest options. However, we reserve the right to assess a $25 charge on any transfer or to limit the number of transfers including transfers made under the dollar cost averaging program or the asset rebalancing program.
[4] This is the maximum fee we would charge. We are not currently charging this fee. See “LOANS.”
[5] This is the difference between the rate charged and the rate credited on loans under your contract. Currently the loan interest rate spread is 2.5% per annum; however, we reserve the right to apply a spread of up to 3% per annum. For example, if the current interest rate charged on a loan is 6%, the amount of interest applied to the contract would be 3.5%; the 2.5% loan interest rate spread is retained by the Company. See “LOANS.”
6 We reserve the right to waive the annual maintenance fee under certain circumstances. See “FEES - Annual Maintenance
Fee.”

* State premium taxes (which currently range from 0% to 4% of purchase payments) may apply, but are not reflected in the fee tables or examples. See “FEES - Premium and Other Taxes.”

PRO.100209-13	6

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses						Minimum		Maximum
(expenses that are deducted from fund assets, including management fees and
other expenses)						0.10%		1.51%

See “FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract, these costs include maximum transaction expenses, contract fees, separate account annual expenses, the annual maintenance fee of $30
(converted to a percentage of assets equal to 0.115%) and fund fees and expenses applicable to that type of contract.

Maximum Fund Fees and Expenses Examples: The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5.0% return each year and assume the maximum fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your entire account				(B) If you do not withdraw your entire
	value at the end of the applicable time				account value or if you select an income
	period:				phase payment option at the end of the
					applicable time period:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to
Transfer Series
contracts	$844	$1,382	$1,767	$3,341	$306	$935	$1,589	$3,341
Applicable to Flex
Series contracts	$1,040	$1,603	$2,085	$3,341	$306	$935	$1,589	$3,341

Minimum Fund Fees and Expenses Examples: The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5.0% return each year and assume the minimum fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your entire account				(B) If you do not withdraw your entire
	value at the end of the applicable time				account value or if you select an income
	period:				phase payment option at the end of the
					applicable time period:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to
Transfer Series
contracts	$702	$954	$1,055	$1,917	$164	$510	$879	$1,917
Applicable to Flex
Series contracts	$909	$1,206	$,1410	$1,917	$164	$510	$879	$1,917

PRO.100209-13				7

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix III of this prospectus we provide condensed financial information about the Separate Account N subaccounts you may invest in through the contracts. The tables show the year-end unit values of each subaccount for the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the time purchase payments were first received in the subaccounts under the contracts.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account N and the statutory basis financial statements and the related notes to financial statements for ReliaStar Life Insurance Company are located in the Statement of Additional Information.

THE COMPANY

ReliaStar Life Insurance Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contract that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a direct, wholly owned subsidiary of Lion Connecticut
Holdings Inc.

We are a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota. Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company
(“Northern”), a wholly owned subsidiary of the Company. On October 1, 2002, Northern merged with and into the
Company, and the Company assumed responsibilities for Northern’s obligations under the contracts. We are an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management.

Pursuant to an agreement with the European Commission (“EC”), ING has announced its intention to divest itself of
ING U.S., Inc. and its subsidiaries, including the Company (“ING U.S.”), which constitutes ING’s U.S.-based retirement, investment management and insurance operations. Under the agreement with the EC, ING is required to divest itself of at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014 and 100% by the end of 2016. While all options for effecting the separation from ING remain open, ING has announced that the base case for this separation includes an initial public offering (“IPO”) of ING U.S., and in connection with the proposed
IPO of its common stock ING U.S. filed a registration statement on Form S-1 with the SEC in November 2012, which was amended in January, March and April 2013. While the base case for the separation is an IPO, all options remain open and it is possible that ING’s divestment of ING U.S. may take place by means of a sale to a single buyer or group of buyers.

We offer individual life insurance and annuities, employee benefits and retirement contracts. We are authorized to do business in the District of Columbia and all states, except New York.

Our Home Office:	Our Administrative Service Center:
ING Service Center
20 Washington Avenue South	P.O. Box 5050
Minneapolis, Minnesota 55401	Minot, North Dakota 58702-5050

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities including state insurance regulators, state securities administrators, the SEC, the Financial
Industry Regulatory Authority (“FINRA”), the Department of Labor and the Internal Revenue Service (“IRS”). For
example, U.S federal income tax law imposes certain requirements relating to product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “TAX
CONSIDERATIONS” for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance

PRO.100209-13	8

laws impose requirements relating to insurance product design, offering and distribution and administration. Failure to meet any of these complex tax, securities or insurance requirements could subject the Company to administrative penalties imposed by a particular governmental or self regulatory authority and unanticipated claims and costs associated with remedying such failure. Additionally, such failure could harm the Company’s reputation, interrupt the Company’s operations or adversely impact profitability.

PURCHASE AND RIGHTS

Use of an Annuity Contract in Your Plan. Under the federal tax laws,	Valuation Date:
earnings on amounts held in annuity contracts are generally not taxed until	Any day that the New York Stock
they are withdrawn. However, in the case of a qualified retirement account	Exchange (“NYSE”) is open for
(such as a 401, 403(b), 408, 408A or 457 retirement plan), an annuity contract	trading.
is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

When considering whether to purchase or participate in the contract, you should consult with a qualified financial representative about your financial goals, investment time horizon and risk tolerance.

How to Purchase. This contract is no longer available for new sales. Deposits may continue to be paid to existing contracts.

Your Rights Under the Contract. The contract holder generally has all contract rights and may make all elections under the contract. However, under 403(b) plans, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of your employer and/or plan sponsor or its delegate. See “TAX CONSIDERATIONS – Taxation of Qualified Contracts
- Distributions - Eligibility - 403(b) Plans.”

Purchase Payment Methods. For contracts issued in connection with qualified plans, the following purchase payment methods are allowed:
• Lump-sum;
• Periodic payments; or
•	Transfer or rollover as permitted by the Tax Code. Currently, the contracts do not allow rollovers from 401(a),
401(k), 403(b) plans or from an IRA into contracts used with 457(b) plans.

For nonqualified contracts, the following purchase payment methods are allowed:
• Lump-sum;
• Periodic payments; or
• Transfer under Tax Code section 1035.

Under the Transfer Series contract, the minimum subsequent purchase payment may not be less than $5,000. The minimum and subsequent purchase payments under a Flex Series contract may not be less than $200 annually for
403(b) and Roth 403(b) contracts and $50 per payment for all other contracts. The minimum payment to Fixed
Account C is $5,000. We reserve the right to reject any purchase payment to an existing account if the purchase payment, together with the account value at the next valuation date, exceeds $1,000,000. Any purchase payment not accepted by the Company will be refunded.

Any reduction of the minimum subsequent purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

PRO.100209-13 9

Acceptance or Rejection of Your Application. The following information was applicable when the contracts in this prospectus were available for sale. Within two business days of receipt we either accepted or rejected your application. If the application was incomplete, we held any forms and accompanying purchase payment(s) for five business days. We held purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application was rejected, we notified you of the reason(s), returned the application and refunded any purchase payments.

Allocating Purchase Payments to the Investment Options. We allocate your purchase payments among the investment options you select. However, for contracts issued in states that require a refund of all purchase payments made, we credited the initial purchase payment to Fidelity® VIP Money Market Portfolio subaccount during the right to cancel period, plus five calendar days. See “RIGHT TO CANCEL.” Allocations must be in whole percentages, and there are limits on the number of investment options you may select. When selecting investment options you may find it helpful to review “INVESTMENT OPTIONS.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in a contract should be discussed with a qualified financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face and the fees and expenses you will incur when, together with a qualified financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:
• Long-Term Investment - The contracts described in this prospectus are long-term investments and are typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grow with the amount of time funds are left in a contract. You should not participate in these contracts if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;
• Investment Risk - The value of investment options available under these contracts may fluctuate with the markets and interest rates. You should not participate in these contracts in order to invest in these options if you cannot risk getting back less money than you put in;
• Features and Fees - The fees for these contracts reflect costs associated with the features and benefits they provide. As you consider a contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and
• Exchanges - Replacing an existing insurance contract with these contracts may not be beneficial to you. If a contract will be a replacement for another annuity contract you should compare the two options carefully, compare the costs associated with each and identify additional benefits available under these contracts. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any other increased charges that might apply under these contracts. Also, be sure to talk to a qualified financial representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges and may offer different share classes of the funds offered in these contracts that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your sales representative. These other options may not be available under your plan.

RIGHT TO CANCEL

When and How to Cancel. This feature allowed you to cancel your contract within 10 days of receipt (some states require more than 10 days) by returning it to our Administrative Service Center or to your sales representative along with a written notice of cancellation.

Refunds. We issue you a refund within seven calendar days of our receipt of your contract and written notice of cancellation. For all contracts except IRA and Roth IRA contracts, unless your state requires otherwise, your refund equals the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, where a refund of purchase payments is not required, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. For IRA and Roth IRA contracts, your refund equals all purchase payments made or the contract value, whichever is greater.

PRO.100209-13 10

If your state required that we refund all purchase payments made, we allocated the initial purchase payment to the
Fidelity® VIP Money Market Portfolio subaccount during the right to cancel period, plus five calendar days. If you chose to keep the contract, after this period, the purchase payments were allocated among the investment options you selected.

INVESTMENT OPTIONS

The Transfer Series and Flex Series contracts each offer variable investment options and fixed interest options.
When we establish your account(s) (and your accounts may be established at different times), you instruct us to allocate account dollars to any of the available options. We may add, withdraw or substitute investment options subject to the conditions in the contract and in the compliance with regulatory requirements.

Variable Investment Options

These options are subaccounts of Separate Account N. Each subaccount invests directly in shares of a corresponding mutual fund, and earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Separate Account N

We established Separate Account N (the “separate account”) on October 1, 2002, under the insurance laws of the
State of Minnesota. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws. Prior to October 1, 2002, the separate account was known as Separate Account One of Northern Life Insurance
Company, which was created in 1994 under the insurance laws of the State of Washington. In connection with the merger of Northern and the Company, the separate account was transferred to the Company.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company. All guarantees and benefits provided under the contract that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus.
We provide a brief description of each fund in Appendix II. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Administrative Service Center at the address and phone number listed in “CONTRACT OVERVIEW - Questions: Contacting the Company,” by
accessing the SEC’s website or by contacting the SEC’s Public Reference Branch.

Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding). The funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the
Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared”
funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:
• Mixed funding - bought for annuities and life insurance; and
• Shared funding - bought by more than one company.

PRO.100209-13 11

Possible Conflicts of Interest. With respect to insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds that are involved in the conflict.

For additional risks associated with each fund, please see the fund’s prospectus.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under the contract, you have a fully vested interest in the contract and may instruct the Company how to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts. Additionally:
• During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund; and
• During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Right to Change the Separate Account

Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:
• Offer additional subaccounts that will invest in funds we find appropriate for contracts we issue;
• Combine two or more subaccounts;
• Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount.
If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, we must be provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number listed in “CONTRACT
OVERVIEW - Questions: Contacting the Company.” See also “TRANSFERS” for information about making subaccount allocation changes;
• Substitute a new fund for a fund in which a subaccount currently invests. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced. A substitution may become necessary if, in our judgment:
> A fund no longer suits the purposes of your contract;
> There is a change in laws or regulations;
> There is a change in the fund’s investment objectives or restrictions;
> The fund is no longer available for investment; or
> Another reason we deem a substitution is appropriate.
• Stop selling the contract;
• Limit or eliminate any voting rights for the separate account; or
• Make any changes required by the 1940 Act or its rules or regulations.

PRO.100209-13 12

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

Fixed Interest Options

For a description of the fixed interest options, see “APPENDIX I.”

Selecting Investment Options

When selecting investment options:
• Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals;
• Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks;
and
• Be informed. Read this prospectus, the fund prospectuses and Appendix I.

Furthermore, be aware that there may be:
• Limits on Availability of Options. We may add, withdraw or substitute funds, subject to the conditions in your contract and in compliance with regulatory requirements. See “INVESTMENT OPTIONS - Right to Change the Separate Account.” We may also discontinue the availability of fixed interest options for new purchase payments and/or transfers. Some subaccounts or fixed interest options may not be available in all contracts or in some states. In the case of a substitution, the new fund may have different fees and charges, investment objectives or policies than the fund it replaced;
• Limits on How Many Investment Options You May Select. Generally you may select no more than 18 investment options at any one time during the accumulation phase of your account. Each subaccount and each fixed account selected counts towards the 18 investment option limit; and
• Reinvestment. The funds described in this prospectus have, as a policy, the distribution of income, dividends and capital gains. There is, however, an automatic reinvestment of such distributions under the contracts described in this prospectus.

PRO.100209-13 13

FEES

The following repeats and adds to information provided in “FEE TABLE.”		Types of Fees
Please review both sections for information on fees.
		The following types of fees or
		deductions may affect your
TRANSACTION FEES		account:

Early Withdrawal Charge		• TRANSACTION FEES:

Withdrawals of all or a portion of your account value may be subject to a		> Early Withdrawal
charge.		Charge;
		> Partial Withdrawal
Amount. A percentage of the purchase payments (for Transfer Series		Processing Fee;
contracts) or account value (for Flex Series contracts) that you withdraw. The		> Transfer Charge;
percentage will be determined by the early withdrawal charge schedule that		> Loan Processing Fee and
applies to your account.		Loan Interest Rate
		Spread; and
		> Redemption Fees.

Transfer Series Contracts		• PERIODIC FEES AND
Account Year of Withdrawal	Early	CHARGES:
Minus Account Year of	Withdrawal Charge (as
Purchase Payment	Percentage of Purchase Payments)	> Annual Maintenance Fee;
Less than 1	6%	> Mortality and Expense
1 or more but less than 2	6%	Risk Charges; and
2 or more but less than 3	5%	> Administrative Expense
3 or more but less than 4	5%	Charge.
4 or more but less than 5	4%
5 or more but less than 6	2%	• FUND FEES AND
6 or more	0%	EXPENSES

		• PREMIUM AND OTHER
		TAXES
Flex Series Contracts
	Early	Account Year/Account
	Withdrawal Charge (as	Anniversary: A period of 12
Account Year of Withdrawal	Percentage of Account Value)	months measured from the date
1	8%	we established your account and
2	8%	each anniversary of this date.
3	8%	Account anniversaries are
4	7%	measured from this date.
5	6%
6	5%
7	4%
8	3%
9	2%
10	1%
11 or more	0%

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contracts. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges and the administrative charge, to make up the difference.

First In, First Out. For Transfer Series Contracts, the early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

PRO.100209-13	14

For example, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 5% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Flex Series Contracts. If a full or partial withdrawal is taken from a Flex Series contract before the 11th completed account year, an early withdrawal charge may apply. The early withdrawal charge may be determined by multiplying the account value subject to the charge by the applicable early withdrawal percentage noted above.

Free Withdrawals. During any 12-month period you may withdraw a portion of your account value without an early withdrawal charge. The 12-month period begins with your first withdrawal. For the first withdrawal, the amount available without an early withdrawal charge will be determined on the date of the requested withdrawal and will be the greater of:
• 10% of the account value less any outstanding loan balance; or
• For Transfer Series contracts, the purchase payments remaining which are no longer subject to an early withdrawal charge; and for Flex Series contracts, the account value no longer subject to an early withdrawal charge.

If the first withdrawal equals the free withdrawal amount, other withdrawals during the 12-month period will be subject to an early withdrawal charge. If the first withdrawal exceeds the free withdrawal amount, the excess, as well as any other withdrawals requested during the 12-month period, will be subject to an early withdrawal charge.

If the first withdrawal is less than the free withdrawal amount, the unused portion may be applied against three additional withdrawals requested during the 12-month period.

The unused portion of the free withdrawal amount is computed by us on the date of any withdrawal request made after the first withdrawal in the 12-month period and will be based on:

10% x [(Greater of A or B) - C] - D

Where:
A = Account value on the date of the first withdrawal in the 12-month period;
B = Account value on the date of the withdrawal request;
C = Outstanding loan balance on the date of the withdrawal request; and
D = Any prior withdrawals made during the same 12-month period.

Early Withdrawal Charge Waivers Under All Contracts. These waivers apply to all contracts, unless otherwise specified. Please read the following subsection regarding additional waivers available under certain contracts.

This charge is waived for portions of a withdrawal that are:
• Used to provide income phase payments to you;
• Paid due to the owner or annuitant’s death during the accumulation phase or, in the case of a nonqualified contract, the annuitant’s death during the accumulation phase; or
• Paid upon termination of your account by us. See “OTHER TOPICS - Involuntary Terminations.”

Early Withdrawal Charge Waivers Under Certain Contracts. These waivers only apply to certain contracts.
You should refer to your contract to determine which waivers apply to you.

The charge is waived for portions of a withdrawal from a 403(b) contract that are:
• Applied to a contract offered by another approved provider under your plan;
• Withdrawn due to separation from service from your employer; or
• Withdrawn due to a hardship as defined by the Tax Code.

PRO.100209-13 15

We currently provide a reduced early withdrawal charge for purchasers of contracts issued as tax deferred annuities for Tax Code section 403(b) plans to employees of certain school districts which, in our judgment, have provided cost reduction benefits to us in the distribution of its contracts. For such purchasers, the early withdrawal charge on
Flex Series contracts is reduced to 5% in each of the first five account years. The early withdrawal charge on
Transfer Series contracts is reduced to 5% in each of the first two account years following receipt of a purchase payment.

Partial Withdrawal Processing Fee

Amount. We do not currently charge a partial withdrawal processing fee, but we reserve the right to charge a fee not to exceed the lesser of 2% of the amount withdrawn or $25.

Purpose: This fee reimburses us for administrative expenses associated with processing partial withdrawals.

Transfer Charge

Amount. We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 per transfer for any transfer and to limit the number of transfers, including transfers made under the dollar cost averaging program and the asset rebalancing program.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Loan Processing Fee and Loan Interest Rate Spread

For a discussion of the loan processing fee and loan interest rate spread, the fees and costs that may be associated with loans, please see “LOANS – Charges.”

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

PERIODIC FEES AND CHARGES

Annual Maintenance Fee

Maximum Amount. $30.00.

When/How. Each year during the accumulation phase, we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal.

Purpose. This fee reimburses us for our administrative expenses related to the contracts, the separate account and the subaccounts.

Waiver. We reserve the right to waive the annual maintenance fee under certain circumstances. For example, we may waive the charge if the account value exceeds $25,000 on the date this fee is to be deducted. For contracts issued as funding vehicles for Tax Code section 403(b) plans, early withdrawal charges may be waived under certain circumstances. However, we reserve the right to reinstate the fee on contracts qualifying for any waiver.

Mortality and Expense Risk Charges

Maximum Amount. The amount of these charges, on an annual basis, is equal to 1.25% of the daily value of amounts invested in the subaccounts. We may charge a different fee for different funds (but not beyond the maximum.

PRO.100209-13	16

When/How. We deduct these charges daily from the subaccounts corresponding to the funds you select. We do not deduct these charges from the fixed interest options.

Purpose. These charges compensate us for the mortality and expense risks we assume under the contract. Namely:
• Mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract and the funding of the guaranteed death benefit and other payments we make to owners or beneficiaries of the accounts; and
• Expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for these charges is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from these charges.

Administrative Expense Charge

Maximum Amount. The amount of this charge, on an annual basis, is equal to 0.15% of the daily value of amounts invested in the subaccounts.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options.

Purpose. This charge helps defray the cost of providing administrative services under the contracts and in relation to the separate account and subaccounts.

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, the annual maintenance fee, the mortality and expense risk charge or the administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:
• The size and type of group to whom the contract is offered;
• The type and frequency of administrative and sales services provided;
• The use by an employer of automated techniques in submitting purchase payments or information related to purchase payments on behalf of its employees; or
• Any other circumstances which reduce distribution or administrative expenses.

The exact amount of contract charges applicable to a particular contract will be stated in that contract. The reduction or elimination of any of these fees will not unfairly discriminate against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND FEES AND EXPENSES

As shown in the fund prospectuses and described in “FEES - Fund Fees and Expenses,” each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

PRO.100209-13 17

Revenue from the Funds

The Company may receive compensation from each of the funds or the funds’ affiliates. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, ING Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be deducted from fund assets and may include:
• A share of the management fee;
• Service fees;
• For certain share classes, compensation paid from 12b-1 fees; and
• Other revenues that may be based either on an annual percentage of average net assets held in the fund by the
Company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the
Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the Company or its affiliates from unaffiliated funds may be deducted from the fund assets and may include:
• Service fees;
• For certain share classes, compensation paid from 12b-1 fees; and
• Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

PRO.100209-13 18

If the unaffiliated fund families currently offered through the contract that made cash payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2012 in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:
• Fidelity Investments® •	Franklin® Templeton® Investments
• American Funds® •	Neuberger Berman Management, Inc.
• PIMCO Funds •	Pioneer Investments
• Columbia Funds •	Lord Abbett Funds

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2012, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See
“CONTRACT DISTRIBUTION.”

Fund of Funds

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities, because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes from purchase payments as they are received or from the account value immediately before you commence income phase payments, as permitted or required by applicable law.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “TAX
CONSIDERATIONS.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:
•	The current dollar value of amounts invested in the subaccounts; plus
•	The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in
“accumulation units” of the Separate Account N subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

PRO.100209-13	19

Accumulation Unit Value. The value of each accumulation unit in a subaccount is called the accumulation unit value or “AUV.” The AUV varies daily in relation to the underlying fund’s investment performance. The value also eflects deductions for fund fees and expenses, the mortality and expense risk charges and the administrative expense charge, if any. We discuss these deductions in more detail in “FEE TABLE” and “FEES.”

Valuation. We determine the AUV on each valuation date after the close of the NYSE (normally at 4:00 p.m.
Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:
•		The net assets of the fund held by the subaccount as of the current valuation; minus
•		The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
•		Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
•		The total value of the subaccount’s units at the preceding valuation; minus
•		A daily deduction for the mortality and expense risk charges, the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “FEES.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that your initial purchase payment to a qualified contract is $15,000 and you direct us to invest $10,000 in Fund A and $5,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the NYSE are $10 for
Subaccount A and $20 for Subaccount B. Your account is credited with 1,000 accumulation units of Subaccount A and 250 accumulation units of Subaccount B.

$15,000 Purchase Payment
	Step 1 ¯	Step 1: You make an initial purchase payment of $15,000.
ReliaStar Life Insurance Company
	Step 2 ¯	Step 2:
Separate Account N		• You direct us to invest $10,000 in Fund A. The purchase
payment purchases 1,000 accumulation units of
Subaccount A	Subaccount B	Subaccount A ($10,000 divided by the current $10 AUV);
1,000	250	and
Etc.
accumulation	accumulation	• You direct us to invest $5,000 in Fund B. The purchase
units	units	payment purchases 250 accumulation units of Subaccount
B ($5,000 divided by the current $20 AUV).
¯ Step 3 ¯
Step 3: The separate account purchases shares of the
Mutual	Mutual Fund	applicable funds at the then current market value (net asset
Fund A	B	value or NAV).

Each fund’s subsequent investment performance, expenses and charges and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “PURCHASE AND RIGHTS.” Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the NYSE will purchase subaccount accumulation units at the AUV computed after the close of the NYSE on that day. The value of subaccounts may vary day to day.

PRO.100209-13		20

TRANSFERS

During the accumulation phase, you may transfer amounts among the available subaccounts and from the subaccounts to either Fixed Account A or Fixed Account B. Amounts may be transferred from Fixed Account C to one or more subaccounts only and requires participation in the dollar cost averaging program. Transfers from Fixed
Account C to Fixed Account A and Fixed Account B are not allowed. Transfers from Fixed Account A, Fixed
Account B, or the subaccounts to Fixed Account C are not allowed.

We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 for each transfer and to limit the number of transfers.

Transfer Requests. Requests may be made in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:
• Increased trading and transaction costs;
• Forced and unplanned portfolio turnover;
• Lost opportunity costs; and
• Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Section 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:
• Meets or exceeds our current definition of Excessive Trading, as defined below; or
• Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define “Excessive Trading” as:
• More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of
Excessive Trading; or
• Six round-trips involving the same fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:
• Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
• Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
• Purchases and sales of fund shares in the amount of $5,000 or less;
• Purchases and sales of funds that affirmatively permit short-term trading in their fund shares and movement between such funds and a money market fund; and
• Transactions initiated by us, another member of the ING family of companies, or a fund.

PRO.100209-13 21

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the internet, facsimile, Voice Response Unit (“VRU”), telephone calls to the ING Service Center or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our
Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending upon, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as

PRO.100209-13	22

violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contracts. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner transactions, including, but not limited to, information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or contract value to the fund or all funds within the fund family.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our
Administrative Service Center or, if you are participating in the dollar cost averaging or automatic reallocation programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. Telephone transactions may be automatically available to you when you complete the contract application, unless you specifically decline to have such telephone privileges. In some states, you must affirmatively elect to have telephone privileges. The election may be made in the application or by completing a telephone reallocation form. A personal identification number (“PIN”) will be assigned to you when your telephone privileges are established. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These may include recording calls on voice recording equipment, requiring completion of a “telephone reallocation” form, written confirmation of telephone instructions and use of a PIN to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price.

Currently under this program you may elect one of the following transfer options:
Option One:
• You may direct us to automatically transfer a fixed dollar amount or a specified percentage from the subaccounts, Fixed Account A or Fixed Account C, to any of the other subaccounts or to Fixed Account A or
Fixed Account B. However, transfers from Fixed Account C to Fixed Account A or Fixed Account B are not
allowed. Also, no transfers to Fixed Account C are allowed from any subaccount or any other fixed option.
• Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers from Fixed Account C may be made on a monthly basis only.

Option Two:
• You may direct us to automatically transfer the interest earned on amounts invested in Fixed Account B to any one or more of the subaccounts.
• Only automatic transfers of 100% of interest earned are allowed. We will only transfer interest that is earned after you have elected this option. Reallocations may be made on a monthly, quarterly, semi-annual or annual basis.
• To elect transfers of this type, your account value must be at least $10,000 and the Fixed Account B account value must be at least $5,000. We reserve the right to discontinue these transfers when the Fixed Account B account value becomes less than $5,000.
• Transfers from Fixed Account B to the subaccounts or to Fixed Account A are allowed subject to certain conditions. See “APPENDIX I.”

PRO.100209-13 23

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. To obtain an application form or for additional information about this program, contact your sales representative or call us at the number listed in “CONTRACT OVERVIEW -
Questions: Contacting the Company.”

We reserve the right to discontinue, modify or suspend the dollar cost averaging program and to charge a processing fee not to exceed $25 for each transfer made under this program.

Automatic Reallocation Program (“Asset Rebalancing”). Asset rebalancing allows you to reallocate your account value to match your current investment allocations by reallocating account values from the subaccounts that have increased in value to those subaccounts that have declined in value or increased in value at a slower rate. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value on each quarterly anniversary of the date we established your account (or any other date as we allow). Asset rebalancing neither ensures a profit nor guarantees against loss in a declining market.

There is currently no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You are eligible to participate in this program if your account value is at least $10,000. To apply, you must complete an application that you may obtain by writing to us at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the
Company.” You must choose the applicable subaccounts and the percentage of account value to be maintained on a quarterly basis in each subaccount. All values in a selected subaccount will be available for rebalancing.

You may instruct us at any time to terminate this program by writing to us at the address listed in “CONTRACT
OVERVIEW – Questions: Contacting the Company.” Any value in a subaccount that has not been reallocated will remain in that subaccount regardless of the percentage allocation, unless you instruct us otherwise. If you wish to continue the reallocations after they have been terminated, you must complete an application and have at least
$10,000 of account value.

We reserve the right to discontinue, modify or suspend the asset rebalancing program and to charge a processing fee not to exceed $25 for each reallocation between the subaccounts or to or from the unloaned account value of Fixed Account A. The account value in Fixed Account C is not eligible for participation in this program.

Transfers from the Fixed Accounts. For information on transfers from the Fixed Accounts, see “APPENDIX I”
and your contract.

PRO.100209-13	24

WITHDRAWALS

Subject to any applicable retirement plan or Tax Code restrictions (see		Taxes, Fees and Deductions
“Withdrawal Restrictions” below), you may withdraw all or a portion of your
withdrawal value at any time during the accumulation phase. No withdrawals		Amounts withdrawn may be
are permitted from Fixed Account C. Contracts issued in connection with		subject to one or more of the
qualified retirement plans (other than IRAs and Roth IRAs) generally require		following:
• Early Withdrawal Charge (see
that the plan sponsor, or its delegate certify that you are eligible for the		“FEES - Early Withdrawal
distribution.		Charge”)
• Annual Maintenance Fee (see
Steps for Making a Withdrawal. You must select the withdrawal amount:		“FEES - Annual
•	Full Withdrawals: You will receive your withdrawal value, reduced by any	Maintenance Fee”)
	applicable tax, redemption fees and maintenance fees; or	• Partial Withdrawal Processing
•	Partial Withdrawals: You may request withdrawal of either:	Fee (see “FEES - Partial
	> A gross amount, in which case the applicable early withdrawal charge,	Withdrawal Processing
	redemption fees and taxes will be deducted from the gross amounts	Fee”)
• Redemption Fees (see “FEES
	requested; or	- Redemption Fees”)
	> A specific amount after deduction of the applicable early withdrawal	• Tax Penalty (see “TAX
	charge, redemption fees and taxes.	CONSIDERATIONS”)
• Tax Withholding (see “TAX
Requests for partial withdrawals are subject to the following conditions:		CONSIDERATIONS”)
•	The minimum amount of any partial withdrawal must be $1,000;
•	The account value may not fall below the greater of $1,000 or any	To determine which may apply to
	outstanding loan balance divided by 85%;	you, refer to the appropriate
sections of this prospectus, contact
•	We may charge a partial withdrawal processing fee of $25 or, if less, 2% of	your registered representative or
	the amount partially surrendered;	call us at the number listed in
•	Unless otherwise agreed to by us, we will withdraw dollars in the same	“CONTRACT OVERVIEW -
	proportion as the values you hold in the investment options in which you	Questions: Contacting the
	have an account value; and	Company.”
•	You must properly complete a disbursement form and deliver it to our
	Administrative Service Center.	Withdrawal Value: Your
account value less any outstanding
Withdrawal Restrictions. Some plans may have other limits on withdrawals,		loan balance and any applicable
other than or in addition to those listed below:		early withdrawal charge.
•	Section 403(b)(11) of the Tax Code generally prohibits withdrawals under
403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment or financial hardship of the following:
> Salary reduction contributions made after December 31, 1988; and
> Earnings on those contributions and earnings on amounts held before
1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship. Other withdrawals may be allowed as provided for under the Tax Code or regulations.
•	Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “TAX CONSIDERATIONS – Taxation of Qualified Contracts -
Distributions - Eligibility - 403(b) Plans;”
•	Participants in the Texas Optional Retirement Program may not receive any distribution before retirement, except upon becoming disabled as defined in the Tax Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the
Texas Attorney General’s interpretation of Texas law; and
•	401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59½, severance from employment or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.

PRO.100209-13	25

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation date after we receive a request for withdrawal in good order at our Administrative Service
Center.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order. No interest will accrue on amounts represented by uncashed withdrawal checks.

SYSTEMATIC WITHDRAWALS

A systematic withdrawal is a series of automatic partial withdrawals from your	Features of a Systematic
account based on a payment method you select. You may elect to withdraw a	Withdrawal
specified dollar amount or a percentage of the account value on a monthly,
quarterly, semiannual or annual basis. The amount of each systematic	A systematic withdrawal allows
withdrawal must be at least $100.	you to receive regular payments
from your contract without
Systematic Withdrawal Availability. We reserve the right to modify or	moving into the income phase. By
remaining in the accumulation
discontinue offering systematic withdrawals. However, any such modification	phase you retain certain rights and
or discontinuation will not affect any systematic withdrawals already in effect.	investment flexibility not available
We may add additional systematic withdrawal options from time to time.	during the income phase. Because
the account remains in the
Requesting a Systematic Withdrawal. To request systematic withdrawals	accumulation phase, all
and to assess terms and conditions that may apply, contact your sales	accumulation phase charges
representative at the number listed in “CONTRACT OVERVIEW -	continue to apply.
Questions: Contacting the Company.”

Terminating Systematic Withdrawals. You may discontinue systematic withdrawals at any time by submitting a written request to our Administrative
Service Center.

Charges. Systematic withdrawals are subject to early withdrawal charges. Although we currently do not impose a processing fee, we reserve the right to charge a processing fee not to exceed the lesser of 2% of each systematic withdrawal payment or $25.

Taxation. Systematic withdrawals and revocations of elections may have tax consequences. Amounts withdrawn may be included in your gross income in the year in which the withdrawal occurs, and withdrawals prior to your reaching age 59½ may also be subject to a 10% federal tax penalty. See “TAX CONSIDERATIONS.”

LOANS

Loans Available from Certain Qualified Contracts. If allowed by the contracts and the plan for which the contract is issued, a loan may be available from the account value prior to your election of an income phase payment option or the annuitant’s attainment of age 70½. Loans are only allowed from amounts allocated to subaccounts and certain fixed accounts. Additional restrictions may apply under the Tax Code, your plan or due to our administrative practices or those of a third party administrator selected by your plan sponsor. Loans may be subject to approval by the plan sponsor or its delegate. We reserve the right not to grant a loan request if you have an outstanding loan in default. Loans are not available from nonqualified contracts, IRAs or 457 contracts.

A loan may be requested by properly completing the loan request form and submitting it to our Administrative
Service Center. Read the terms of the loan agreement before submitting any request. Processing of loan repayments
(including pricing of such repayments) may be delayed for administrative reasons, including but not limited to submission of repayment without a proper loan coupon or where the amount of a repayment differs from the amount printed on the loan coupon. We may also refuse to accept certain forms of loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of loan repayments (money orders totaling more than
$5,000, for example). In addition, we may require information as to why a particular form of payment was used
(third party checks, for example) and the source of the funds of such payment in order to determine whether or not

PRO.100209-13 26

we will accept it. Use of an unacceptable form of payment may result in us returning your loan repayment. Please contact us at the number or address listed in the “CONTRACT OVERVIEW - Questions: Contacting the
Company” section for further information.

Charges. Loans are subject to any applicable early withdrawal charge. We reserve the right to charge a processing fee not to exceed $25. Interest will be charged on loaned amounts. The difference between the rate charged and the rate credited on loans under your contract is currently 2.5% (for example, a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3%.

DEATH BENEFIT

During the Accumulation Phase	This section provides information
about the death benefit during the
When is a Death Benefit Payable? During the accumulation phase, a death	accumulation phase. For death
benefit information applicable to
benefit is payable when the contract holder or, in certain circumstances, the	the income phase, see “INCOME
annuitant dies.	PHASE.”

Who Receives Death Benefit Proceeds? If you would like certain individuals	Terms to Understand:
or entities to receive the death benefit when it becomes payable, you may	Account Year/Account
name them as your beneficiaries and/or contingent beneficiaries. Unless you	Anniversary: A period of 12
have instructed us otherwise, if more than one beneficiary has been named, the	months measured from the date
payment will be paid in equal shares. If you die and no beneficiary or	we established your account and
contingent beneficiary exists or if the beneficiary or contingent beneficiary is	each anniversary of this date.
Account anniversaries are
not living on the date payment is due, the death benefit will be paid in a lump	measured from this date;
sum to your estate.	Annuitant(s): The person(s) on
whose life (lives) or life
Designating Your Beneficiary. You may designate a beneficiary on your	expectancy(ies) the income phase
application and may change the designated beneficiary at any time before	payments are based;
income phase payments begin by sending us a written request. Upon our	Beneficiary(ies): The person(s)
receipt of your written request in good order (see “CONTRACT	or entity(ies) entitled to receive
OVERVIEW - Questions: Contacting the Company”), we will process the	death benefit proceeds under the
contract;
change effective the date it was signed. Any change in beneficiary will not	Claim Date: The date proof of
affect any payments made or affect any actions taken by us before the request	death and the beneficiary’s right to
was received. We are not responsible for the validity of any beneficiary	receive the death benefit are
change.	received in good order at our
Administrative Service Center.
Death Benefit Amount. We will calculate the value of any death benefit at the	Please contact our Administrative
next valuation after we receive proof of death and a request for payment. Such	Service Center to learn what
value will be reduced by any payments made after the date of death. The	information is required for a
amount payable will be determined as follows:	request for payment of the death
benefit to be in good order; and
• If the annuitant dies before the first day of the month after your 80th	Contingent Beneficiary: The
birthday, the death benefit will be the greatest of:	person(s) or entity(ies) designated
> The account value on the claim date less any outstanding loan balance;	to receive death benefit proceeds
> The sum of all purchase payments, adjusted for any amounts deducted	under the contract if no
from your account (including withdrawals, payments made under an	beneficiary is alive when the death
income phase payment plan, loans and fees and expenses); or	benefit is due.
> The account value on the sixth account anniversary immediately preceding your death (for example, the account value on the latest of the
6th , 12th , 18th , etc. account anniversary) adjusted for purchase payments made and for amounts deducted (including withdrawals, payments made under an income phase payment plan, loans and fees and expenses)
since that anniversary.
• If the annuitant dies after the first day of the month after his or her 80th birthday, the death benefit will be the account value less any outstanding loan balance.
• If the contract holder dies, the death benefit will equal the account value less any outstanding loan balance, early withdrawal charge and annual maintenance fee as of the claim date.

PRO.100209-13 27

Payment of the Death Benefit Before Income Phase Payments Begin

The beneficiary may choose one of the following three methods of payment:
• Receive a lump-sum payment equal to all or a portion of the account value;
• Apply some or all of the account value to any of the income phase payment options (in no event may payments to a beneficiary extend beyond the beneficiary’s life expectancy or any period certain greater than the beneficiary’s life expectancy); or
• Any other distribution method acceptable to us.

Until a death benefit payment request is in good order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

The timing and manner of payment are subject to the Tax Code’s distribution rules. See “TAX
CONSIDERATIONS – Distributions - General.” In general, the death benefit must be applied to either an income phase payment option within one year of the contract holder’s or annuitant’s death or the entire account value must be distributed within five years of the contract holder’s or annuitant’s date of death. For nonqualified contracts an exception to this provision applies if the designated beneficiary is the surviving spouse, in which case the beneficiary may continue the contract as the successor contract holder and generally may exercise all rights under the contract.

Requests for payment of the death benefit in a lump-sum will be paid within seven calendar days following the next valuation after we receive proof of death and a request for payment. Requests for continuing income phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the
Tax Code or the death benefit will be paid in a lump-sum and the contract will be canceled.

Payment of Death Benefit or Proceeds.

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds
(“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the
Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the ING Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the
Federal Deposit Insurance Corporation (“FDIC”). Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature.
The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the timeframe required by the Tax Code. See
“TAX CONSIDERATIONS.”

PRO.100209-13 28

INCOME PHASE

During the income phase you stop contributing dollars to your account and	We may have used the following
start receiving payments from your accumulated account value.	terms in prior prospectuses:
• Annuity Provisions-Income
Initiating Payments. To start receiving income phase payments, you must	Phase;
notify us in writing of all of the following:	• Annuity Payout Selection-
• Payment start date;	Income Phase Payment
• Income phase payment option (see the income phase payment options	Option; and
• Annuity Payout-Income
table in this section); and	Phase Payment
• Choice of fixed, variable or a combination of both fixed and variable
payments.	Also, income phase payments are
sometimes referred to as “annuity
Your account will continue in the accumulation phase until you properly	payments.”
initiate income phase payments. If you have not selected an income phase payment option or a required minimum distribution payment method (for qualified contracts) before the payment start date, we will apply the fixed account values to provide fixed annuity payments and the subaccount values to provide variable annuity payments, both in the form of a Life Income with
Payments Guaranteed for 10 years (120 months), to be automatically effective.
You may change the income phase payment option by notifying us in writing before the payment start date. Once an income phase payment option is selected it may not be changed.

What Affects Payment Amounts. Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected and whether you select fixed, variable or a combination of both fixed and variable payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.
The amount of fixed payments does not vary with investment performance over time.

The funds available for investment in the separate account during the income phase may be different than those available for investment during the income phase. For information about the funds available during the income phase, please contact our Administrative Service Center.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. The subaccounts available during the income phase may be limited and may not include all subaccounts available during the accumulation phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For more information about how variable income phase payments are determined, call us for a copy of the SAI. See “CONTRACT OVERVIEW - Questions: Contacting the Company.”

Transfers. After income phase payments begin, you may transfer between subaccounts once per year.

Assumed Net Investment Rate. If you elect variable payments, the assumed net investment rate is 3%. If the investment performance of the subaccounts you selected exceeds 3%, your income phase payments will increase.
Conversely, if the investment performance of the subaccounts you selected is less than 3%, your income phase payments will decrease.

Minimum Payment Amounts. The income phase payment option you select must result in monthly payments of at least $100. We reserve the right to change the frequency of income phase payments to intervals that will result in payments of at least $100.

If the account value less any outstanding loan balance at the payment start date is less than $5,000, you will receive one lump-sum payment and the contract will be cancelled.

PRO.100209-13 29

Restrictions on Start Dates and the Duration of Payments. Unless otherwise agreed to by us, the start date must be the first business day of any calendar month and the earliest start date is the first business day of the first month that is at least 60 days after issue. If you do not select a start date, or for qualified contracts, if you do not elect a minimum distribution payment method, the start date will be the annuitant’s 85th birthday. The latest start date is the annuitant’s 99th birthday. If income phase payments start when the annuitant is at an advanced age, such as over 95, it is possible that the contract will not be considered an annuity for federal tax purposes. You may change the start date by notifying us in writing at least 30 days before the start date currently in effect and the new start date. The new start date must satisfy the requirements for a start date.

For qualified contracts only, income phase payments may not extend beyond:
• The life of the annuitant;
• The joint lives of the annuitant and beneficiary;
• A guaranteed period greater than the annuitant’s life expectancy; or
• A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

See “TAX CONSIDERATIONS” for further discussion of rules relating to income phase payments.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables on the following page), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under income phase payment options and is applicable to all income phase payment options, including variable options under which we do not assume a mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of 0.15% annually from amounts held in the subaccounts. We are currently deducting this charge.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days following the next valuation date after we receive proof of death acceptable to us and the request for the payment in good order at our Administrative Service Center. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation date after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Payment of Death Benefit or Proceeds.

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds
(“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the
Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

A beneficiary may request additional information about the retained asset account and the draftbook feature or may elect to receive payment of the Proceeds by check rather than through the account’s draftbook feature by contacting us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the Company.”

PRO.100209-13 30

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Amounts applied to income phase payments are treated as a withdrawal from the contract, and we reserve the right to deduct any premium taxes not already paid under the contract. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or a different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the
Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “TAX CONSIDERATIONS” for additional information.

Income Phase Payment Options

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer other income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:
•	Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based; and
•	Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options

Length of Payments: For as long as the annuitant lives. It is possible that only one
Life Income	payment will be made should the annuitant die prior to the second payment’s due date.
Death Benefit - None: All payments end upon the annuitant’s death.

Length of Payments: For as long as the annuitant lives, with payments guaranteed for 10
Life Income with	years (120 months).
Payments	Death Benefit - Payment to the Beneficiary: If the annuitant dies before we have made
Guaranteed for
10 Years*	all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Length of Payments: For as long as either annuitant lives. It is possible that only one
Life Income-Two	payment will be made if both annuitants die before the second payment’s due date.
Lives

Death Benefit - None: All payments end upon the death of both annuitants.
*	Guaranteed period payments may not extend beyond the shorter of your life expectancy or until you’re age 95.

PRO.100209-13	31

TAX CONSIDERATIONS
In this Section:

Introduction	•	Introduction;
	•	Taxation of Nonqualified
The contract described in this prospectus is designed to be treated as		Contracts;
annuities for U.S. federal income tax purposes. This section discusses our	•	Taxation of Qualified
understanding of current federal income tax laws affecting the contracts.		Contracts;
The U.S. federal income tax treatment of the contracts is complex and	•	Possible Changes in Taxation;
sometimes uncertain. You should keep the following in mind when reading		and
this section:	•	Taxation of the Company.
• Your tax position (or the tax position of the designated beneficiary, as	When consulting a qualified tax
applicable) may influence the federal taxation of amounts held or paid	adviser, be certain that he or she has
out under the contracts;	expertise in the Tax Code sections
• Tax laws change. It is possible that a change in the future could affect	applicable to your tax concerns.
contracts issued in the past, including the contracts described in this prospectus;
• This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and
• No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the
Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a qualified tax adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Types of Contracts: Nonqualified or Qualified

The contract described in this prospectus may be purchased on a non-tax-qualified basis (nonqualified contracts) or purchased on a tax-qualified basis (qualified contracts).

Nonqualified Contracts. Nonqualified contracts are not related to retirement plans that receive special income tax treatment under the Tax Code. Rather, they are purchased with after tax contributions and are purchased to save money with the right to receive annuity payments for either a specified period of time or over a lifetime.

Qualified Contracts. Qualified contracts are designed for use by individuals and/or employers whose purchase payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under sections 401(a),
401(k), 403(b), 408, 408A or 457(b) of the Tax Code. Employers or individuals intending to use the contract with such plans should seek qualified legal advice.

PRO.100209-13 32

Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution

General. Tax Code section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a nonqualified contract until a distribution occurs or until income phase payments begin. This assumes that the contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:
• Diversification. Tax Code section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your contract into compliance with such regulations and rulings, and we reserve the right to modify your contract as necessary to do so;
• Investor Control. Although earnings under nonqualified contracts are generally not taxed until withdrawn, the
IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account;
• Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax
Code requires any nonqualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The nonqualified contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements;
• Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the “investment in the contract” (generally, the purchase premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner;
and
• Delayed Income Phase Starting Date. If the contract’s annuity starting date occurs (or is scheduled to occur)
at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a nonqualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all purchase payments to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

PRO.100209-13 33

10% Penalty Tax. A distribution from a nonqualified contract may be subject to a federal tax penalty equal to 10%
of the amount treated as income. In general, however, there is no penalty on distributions:
• Made on or after the taxpayer reaches age 59½;
• Made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
• Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
• Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
• The distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax adviser regarding procedures for making section 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:
• First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;
• Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
• Then, from any remaining “income on the contract;” and
• Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% tax penalty. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange.
We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax adviser prior to proceeding with the transaction.

Taxation of Income Phase Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each income phase payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an income phase payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of income phase payments, as determined when income phase payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent income phase payment is subject to tax as ordinary income.

On September 27, 2010, President Obama signed into law the Small Business Jobs Act of 2010 which included language that permits the partial annuitization of non-qualified annuities, effective for amounts received in taxable years beginning after December 31, 2010. The provision applies an exclusion ratio to any amount received as an annuity under a portion of an annuity provided that the annuity payments are made for a period of 10 years or more or for life. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a contract because of your death or the death of the annuitant.
Generally, such amounts are includible in the income of the recipient as follows:
• If distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or
• If distributed under a payment option, they are taxed in the same way as annuity payments.

PRO.100209-13 34

Special rules may apply to amounts distributed after a Beneficiary has elected to maintain contract value and receive payments.

Different distribution requirements apply if your death occurs:
• After you begin receiving annuity payments under the contract; or
• Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2012, your entire balance must be distributed by August 31, 2017. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:
• Over the life of the designated beneficiary; or
• Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The contract offers a death benefit that may exceed the greater of the purchase payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a nonqualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity:
• Which is purchased with a single purchase payment;
• With annuity payments starting within one year from the date of purchase; and
• Which provides a series of substantially equal periodic payments made annually or more frequently.

While this contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury
Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact your sales representative or call us at the number listed in “CONTRACT OVERVIEW – Questions: Contacting the Company.”

PRO.100209-13 35

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section
1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:
• Sections 401(a) and 401(k) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees;
• Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement;
• Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”);
• Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA; and
• Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-
governmental, tax-exempt organizations (non-governmental employers). Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account.

Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence.
Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply.
If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made. Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Special Considerations for Section 457 Plans. Under 457(b) plans of non-governmental employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(b) plans of governmental employers are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

PRO.100209-13 36

Taxation

The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (e.g. annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances and your tax position.
Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:
• Contributions in excess of specified limits;
• Distributions before age 59½ (subject to certain exceptions);
• Distributions that do not conform to specified commencement and minimum distribution rules; and
• Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent to be so bound.

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a qualified tax adviser in connection with contributions to a qualified contract.

401(a), 401(k) and 403(b) Plans. The total annual contributions (including pre-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $51,000 (as indexed for 2013).
Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf.
An additional requirement limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $17,500 (2013). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

Purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable.

PRO.100209-13 37

457(b) Plans. The total annual contributions (including pre-tax salary reduction contributions) made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or
$17,500 (as indexed for 2013). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code section 401(k), 403(b), and 125 cafeteria plans in addition to any deferrals to the 457(b) plan.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), 403(b), or a 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:
• $5,500; or
• The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional special catch-up provisions may be available for 457(b) Plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch-ups cannot be used simultaneously with the catch-up contribution provisions referenced above. Specifically, a participant may elect to defer the larger of: the applicable dollar amount, which for 2013 is $17,500, plus the catch-up contribution limit of
$5,500 (2013); or the applicable dollar amount plus the Special 457 Catch-up. For advice with respect to these catch-up provisions, please consult a qualified tax adviser.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

401(a), 401(k), 403(b) and Governmental 457(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:
• The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;
• You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
• The distribution is a qualified health insurance premium of a retired public safety officer as defined in the
Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:
• Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
• A required minimum distribution under Tax Code section 401(a)(9);
• A hardship withdrawal;
• Otherwise excludable from income; or
• Not recognized under applicable regulations as eligible for rollover.

IRAs. All distributions from an IRA are taxed as received unless either one of the following is true:
• The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
• You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Penalty Tax. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k), or 403(b) plan (or amounts from a governmental 457(b) plan that are attributable to rollovers from such plans) or IRA or Roth IRA unless certain exceptions, including one or more of the following, have occurred:
• You have attained age 59½;
• You have become disabled, as defined in the Tax Code;
• You have died and the distribution is to your beneficiary;
• You have separated from service with the plan sponsor at or after age 55;
• The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

PRO.100209-13 38

•	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
•	The distribution is made due to an IRS levy upon your plan;
•	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or
•	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k)
and 403(b) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions - Roth IRA. A partial or full distribution of purchase payments to a Roth IRA account and earnings credited on those purchase payments will be excludable from income if it is a qualified distribution. A
“qualified distribution” from a Roth IRA account is defined as a distribution that meets the following requirements:
•	The distribution occurs after the five-year taxable period measured from the earlier of:
> The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code section 402A;
> If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or
> The first taxable year in which you made an in-plan Roth rollover of vested non-Roth amounts otherwise eligible for distribution under the same plan; and
•	The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax
Code in proportion to your investment in the contract (basis) and earnings on the contract.

Distributions - Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon:
•	Retirement;
•	Death;
•	Disability;
•	Severance from employment;
•	Attainment of normal retirement age;
•	Attainment of age 62 under a phased retirement provision if available under your plan as described in the
Pension Protection Act of 2006; or
•	Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may only occur upon:
•	Retirement;
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	Financial hardship; or
•	Termination of the plan (assets must be distributed within one year).

Such distributions remain subject to other applicable restrictions under the Tax Code.

PRO.100209-13	39

403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code section 403(b)(11) may only occur upon:
• Death;
• Attainment of age 59½;
• Severance from employment;
• Disability;
• Financial hardship;
• Termination of the plan (assets must be distributed within one year); or
• Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, 403(b)
regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

457(b) Plans. Under 457(b) plans, distributions may not be made available to you earlier than:
• The calendar year you attain age 70½;
• When you experience a severance from employment; or
• When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

Lifetime Required Minimum Distributions (401(a), 401(k), 403(b), 457(b) Plans and IRAs)

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules dictate the following:
• Start date for distributions;
• The time period in which all amounts in your contract(s) must be distributed; and
• Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:
• Under 401(a), 401(k), and governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or
• Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age
75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:
• Over your life or the joint lives of you and your designated beneficiary; or
• Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with
Tax Code section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

PRO.100209-13 40

Lifetime required minimum distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions upon Death (401(a), 401(k), 403(b), 457(b) Plans, IRAs and Roth IRAs)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2012, your entire balance must be distributed to the designated beneficiary by December 31, 2017. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:
• Over the life of the designated beneficiary; or
• Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:
• December 31 of the calendar year following the calendar year of your death; or
• December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), 403(b) and 457(b) Plans. Generally, distributions from these plans are subject to a mandatory 20%
federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers Plans. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Wage withholding is not required on payments to designated beneficiaries.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, any withholding is governed by
Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status. Section 1441 does not apply to participants in 457(b) plans of non-governmental employers, and we may require additional documentation prior to processing any requested distribution.

PRO.100209-13 41

In-Plan Roth Rollovers

Tax Code section 403(b) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers an applicable Roth account
(a Roth 403(b) account), vested non-Roth amounts otherwise eligible for distribution may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a
Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Amounts rolled-over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those purchase payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified
Distributions - Roth IRA” section above.

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code section 72(t)
that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover.
The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

On January 2, 2013, The American Taxpayer Relief Act of 2012 (HR 8) was signed into law. This law expanded a participant’s ability to convert their pre-tax monies in a 401(k), 403(b) or governmental 457 plan into Roth post tax funds through a taxable “In-Plan Roth Rollover” transfer. Although this new law is effective for In-Plan Roth
Rollover transfers made on or after December 31, 2012, and may include amounts held under a plan prior to that date, there are many issues from a federal income tax and plan administration perspective that need to be resolved before a recordkeeper may offer this new In-Plan Roth Rollover feature to plan sponsors. Consequently, In-Plan
Roth Rollover transfers may not yet be available through the contract.

The tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek qualified legal and tax advice regarding your particular situation.

Assignment and Other Transfers

401(a), 401(k), 403(b) and 457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:
• A plan participant as a means to provide benefit payments;
• An alternate payee under a QDRO in accordance with Tax Code section 414(p);
• The Company as collateral for a loan; or
• The enforcement of a federal income tax lien or levy.

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in such contracts to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

PRO.100209-13 42

Same-Sex Marriages

Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a qualified tax adviser. In some states, to the extent that an annuity contract accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any contract holder’s spouse.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us.
Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account, and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

CONTRACT DISTRIBUTION

General. The Company’s affiliate, ING Financial Advisers, LLC, serves as the principal underwriter for the contract. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of FINRA and the Securities Investor Protection
Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut
06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with ING Financial Advisers, LLC. We refer to these broker-dealers as
“distributors.” The following distributors are affiliated with the Company and have entered into selling agreements with ING Financial Advisers, LLC for the sale of our variable annuity contracts:
• ING Financial Partners, Inc.	• Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account, but instead is paid by us through ING
Financial Advisers, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

PRO.100209-13	43

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment ranges from 0% to a maximum of 6.5% of payments to a contract. Asset-based compensation of up to 1% may also be paid.

Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Commissions and annual payments, when combined, could exceed 6.5% of total purchase payments. These other promotional incentives or payments may not be offered to all distributors and may be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among selling firms based on various factors. These special compensation arrangements may also be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company and of its affiliated broker-dealers may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or a specific percentage of the purchase payments received under the contracts or that may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, through ING Financial Advisers,
LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:
• Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
• Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
• Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
• Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
• Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
• Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

PRO.100209-13 44

The following is a list of the top 25 distributors that, during 2012, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:
•	CUSO Financial Services, L.P.	•	Legend Equities Corporation
•	Cetera Financial Group	•	AXA Advisors, LLC
•	ING Financial Partners, Inc.	•	Raymond James Financial, Inc.
•	GWN Securities, Inc.	•	Summit Brokerage Services, Inc.
•	Lincoln Investment Planning, Inc.	•	Pacific West Securities, Inc.
•	LPL Financial Corporation	•	National Planning Corporation
•	PlanMember Securities Corporation	•	Wedbush Securities
•	GLP Investment Services, LLC	•	SagePoint Financial, Inc.
•	Ameritas Investment Corp.	•	Woodbury Financial Services, Inc.
•	OneAmerica Securities, Inc.	•	T. S. Phillips Investments, Inc.
•	Royal Alliance Associates, Inc.	•	Gold Coast Securities, Inc.
•	Veritrust® Financial, L.L.C.	•	Quest Capital Strategies, Inc.
•	Securities America, Inc.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts and/or services over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements. Please be aware that:
•	The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;
•	The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and
•	At the direction of the contract holder, the Company may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

OTHER TOPICS

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

PRO.100209-13			45

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:
• Standardized average annual total returns; and
• Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent month end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, a website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, it would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the
Company’s ability to meet its obligations under the contract, ING Financial Advisers, LLC ability to distribute the contract or upon the separate account.

• Litigation. Notwithstanding the foregoing, the Company and/or ING Financial Advisers, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim. Due to the uncertainties of litigation, the outcome of a litigation matter and the amount or range of potential loss is difficult to forecast and a determination of potential losses requires significant management judgment.

PRO.100209-13 46

• Regulatory Matters. As with other financial services companies, the Company and its affiliates, including
ING Financial Advisers, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the
Company’s results of operations or cash flows in a particular quarterly or annual period.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:
• On any valuation day when the NYSE is closed (except customary weekend and holiday closings) or when trading on the NYSE is restricted;
• When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or
• During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfers, Assignments or Exchanges of a Contract

A transfer of ownership or assignment of a contract, the designation of an annuitant, payee or other beneficiary who is not also the contract holder or the exchange of a contract may result in certain tax consequences to the contract holder that are not discussed herein. A contract holder contemplating any such transfer, assignment or exchange of a contract should contact a qualified tax adviser with respect to the potential tax effects of such a transaction.

Involuntary Terminations

We reserve the right to terminate a contract if:
• The entire account value is withdrawn on or before income phase payments begin; or
• The outstanding loan balance equals or exceeds the account value.

PRO.100209-13 47

Reports to Owners

At least once in each account year we will mail you, at the last known address of record, a statement of your account value. Written confirmation of every financial transaction made under the contract will be made immediately;
however, written confirmation of periodic payments made through salary reduction arrangements will be made quarterly.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or one of our affiliates. Call us at the number listed in “CONTRACT OVERVIEW -
Questions: Contacting the Company” if you need additional copies of financial reports, prospectuses or annual and semi-annual reports or if you would like to receive one copy for each contract in all future mailings.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI:
•	General Information and History		2
•	Separate Account N		2
•	Offering and Purchase of Contracts		3
•	Income Phase Payments		3
•	Sales Material and Advertising		4
•	Experts		5
•	Financial Statements of Separate Account N		S-1
•	Financial Statements - Statutory Basis of ReliaStar Life Insurance Company		C-1

You may request an SAI by calling our Administrative Service Center at the number listed in “CONTRACT
OVERVIEW - Questions: Contacting the Company” or by returning this request to our Administrative Service
Center at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.”

Please tear off, complete and return the form below to order a free Statement of Additional Information for the contracts offered under the prospectus.

--------------------------------------------------------------------------------------------------------------------------------------------

Your name

Address

City	State		Zip

Please send me a copy of the Separate Account N ING AdvantageSM Statement of Additional Information (Form No.
SAI.100209-13).

--------------------------------------------------------------------------------------------------------------------------------------------

PRO.100209-13		48

APPENDIX I

THE FIXED ACCOUNTS

General Disclosure

•	Fixed Account A, Fixed Account B and Fixed Account C (collectively, the “fixed accounts”) are investment options available during the accumulation phase.
•	Amounts allocated to the fixed accounts are held in the Company’s general account which supports insurance and annuity obligations.
•	All or a portion of your purchase payments may be allocated to the fixed accounts.
•	Interests in the fixed accounts have not been registered with the SEC in reliance on exemptions under the
Securities Act of 1933, as amended.
•	The fixed accounts have not been registered as investment companies under the Investment Company Act of
1940.
•	Disclosure in this prospectus regarding the fixed accounts may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
•	Disclosure in this appendix regarding the fixed accounts has not been reviewed by the SEC.
•	Additional information about the fixed accounts may be found in the contracts.

Interest Rates

• The fixed accounts have an interest rate that is set periodically by the Company. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment. The minimum guaranteed interest rate is set forth in the contract. Guaranteed interest rates will never be less than the minimum rate specified in the contract.
We may credit interest in excess of the guaranteed rate. Amounts applied to the fixed accounts are guaranteed to earn the interest rate in effect at the time money is applied until the end of the calendar year in which it is received, and subsequent interest rates for that amount are credited with excess interest at the rates then in effect for the then current calendar year. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims paying ability.
•	The Company determines excess interest credits, if any, based on a number of factors, including, but not limited to, investment yield rates, taxes, contract persistency, other experience factors and Company profit objectives.
In order to encourage new purchase payments or transfers, the Company may at certain times credit a higher initial interest rate to new purchase payments or transfers than it would otherwise credit based on other factors.
As the Company resets interest rates beginning 12 months after a purchase payment or transfer is received, and annually thereafter, any higher initial interest rate credited may be discontinued at any time. The relatively higher initial interest rates are credited with the expectation that over time the Company will lower interest rates, or not raise them as quickly as it otherwise might, on those same purchase payments or transfers. Due to all of these factors, the initial interest rate may be higher than, and not representative of, the rates that will be credited in subsequent years for existing purchase payments or transfers.
•	The Company is not aware of any statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company’s exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various contract holders, contract owners and stockholders.

PRO.100209-13	49

Transfers from the Fixed Accounts. Subject to the conditions applicable to transfers among subaccounts, transfers of unloaned amounts from Fixed Account A may be made to the subaccounts or to Fixed Account B any time during the accumulation phase. During the income phase transfers into or between the fixed accounts are not allowed.

Transfers of amounts in Fixed Account B to the subaccounts or to Fixed Account A are subject to the following conditions:
• Transfers may only be made within a 30-day period before and after an account anniversary and only one transfer may be made duirng such period (reallocation period).
• Your request for transfer must be received by us no more than 30 days before the start of a reallocation period and no later than 10 days before the end of a reallocation period.
• Transfer amounts may not exceed the greater of 25% of the Fixed Account B account value or $1,000 (if the balance in Fixed Account B after such transfer would be less than $1,000, the entire account value may be transferred).
• Transfer amounts may not be less than $250 (if the balance in Fixed Account B is less than $250, the entire account value must be transferred).

Transfers of amounts in Fixed Account C are subject to the following conditions:
• Transfers must begin within 30 days of deposit and must be in substantially equal payments over a 12-month period. Transfers will occur any time before the 29th day of each month (“reallocation date”). You may instruct us on which day you want the transfer to occur.
• If additional purchase payment(s) are received for allocation to Fixed Account C, the balance of Fixed Account
C will be adjusted to reflect the subsequent payment(s) and transfers will be recalculated based on the remaining 12-month period.
• You may change the subaccount(s) receiving Fixed Account C transfers by written request before the reallocation date. Only one transfer from Fixed Account C shall take place at any one time.
• If transfers from Fixed Account C are discontinued prior to the end of the 12-month period, the remaining balance of Fixed Account C will be reallocated according to your instructions.
• Transfers from Fixed Account C to Fixed Account A and Fixed Account B are not permitted.

Transfers into Fixed Account C from any subaccount or from any other fixed option are not allowed.

After the start of the income phase, reserves supporting fixed income phase payments cannot be reallocated. We reserve the right to allow transfers from Fixed Account C in excess of the limits described above on a non-
discriminatory basis.

Dollar Cost Averaging. Amounts you invest in the fixed accounts may be automatically transferred into the other investment options. Transfers from Fixed Account C to Fixed Account A and Fixed Account B are not permitted.
Transfers from Fixed Account B (other than 100% of interest earned) or to Fixed Account C are not allowed.
Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers from
Fixed Account C may be made on a monthly basis. Interest earned on amounts invested in Fixed Account B may be automatically transferred into the other investment options. See “TRANSFERS - Dollar Cost Averaging
Program.”

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

Withdrawals will be made on a last-in, first-out basis (for example, the most recent purchase payment and associated earnings on that purchase payment will be the first to be withdrawn from the contract value, followed by the most recent purchase payment and associated earnings, and so on).

Loans. Loans are not allowed from Fixed Account C. See “LOANS.”

Charges. We do not make deductions from amounts in the fixed accounts to cover mortality and expense risks. We consider these risks when determining the credited rate. We expect to earn a profit from the determination of the credited rate. If you make a full withdrawal, the amount available from the fixed accounts will be reduced by any applicable early withdrawal charge and annual maintenance fee. See “FEE TABLE” and “FEES.”

Guarantee. We guarantee that the fixed account value will not be less than the amount of purchase payments and transfers allocated to the fixed account, plus interest at the minimum guaranteed rate disclosed in the annuity contract, compounded annually, plus any additional interest which we may, in our discretion, credit to the fixed accounts less the sum of all annual administrative charges or early withdrawal charges, any applicable premium taxes and any amounts withdrawn or reallocated from the fixed accounts.

PRO.100209-13 50

APPENDIX II

FUND DESCRIPTIONS

List of Fund Names

New Fund Name	Former Fund Name
ING Columbia Contrarian Core Portfolio	ING Davis New York Venture Portfolio
ING Invesco Comstock Portfolio	ING Invesco Van Kampen Comstock Portfolio
ING Invesco Equity and Income Portfolio	ING Invesco Van Kampen Equity and Income Portfolio
ING Invesco Growth and Equity Portfolio	ING Invesco Van Kampen Growth and Equity Portfolio
ING Multi-Manager Large Core Portfolio	ING Pioneer Portfolio

The investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act. Fund prospectuses may be obtained free of charge by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW - Questions: Contacting the Company,”
by accessing the SEC’s website or by contacting the SEC’s Public Reference Branch. If you received a summary prospectus for any of the funds available through the contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through the contracts, please see the cover page.

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
American Funds – Growth Fund	Seeks growth of capital by investing
primarily in U.S. common stocks and seeks to
Investment Adviser: Capital Research and Management	invest in companies that appear to offer
CompanySM	superior opportunities for growth of capital.

American Funds – Growth-Income Fund	Seeks capital growth over time and income
by investing primarily in common stocks or
Investment Adviser: Capital Research and Management	other securities that demonstrate the potential
CompanySM	for appreciation and/or dividends.

American Funds – International Fund	Seeks growth of capital over time by
investing primarily in common stocks of
Investment Adviser: Capital Research and Management	companies located outside the United States.
CompanySM

Fidelity® VIP Contrafund® Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company (“FMR”)

Subadvisers: FMR Co., Inc. (“FMRC”) and other investment
advisers

PRO.100209-13	51

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
Fidelity® VIP Equity-Income Portfolio		Seeks reasonable income. Also considers the
potential for capital appreciation. Seeks to
Investment Adviser: FMR		achieve a yield which exceeds the composite
yield on the securities comprising the S&P
Subadvisers: FMRC and other investment advisers		500® Index.

Fidelity® VIP Index 500 Portfolio		Seeks investment results that correspond to
the total return of common stocks publicly
Investment Adviser: FMR		traded in the United States, as represented by
the S&P 500® Index.
Subadvisers: Geode Capital Management, LLC (“Geode”)
and FMRC

Fidelity® VIP Investment Grade Bond Portfolio		Seeks as high a level of current income as is
consistent with the preservation of capital.
Investment Adviser: FMR

Subadvisers: Fidelity Investments Money Management, Inc.
(“FIMM”) and other investment advisers

Fidelity® VIP Money Market Portfolio		Seeks as high a level of current income as is
consistent with preservation of capital and
Investment Adviser: FMR		liquidity.

Subadvisers: FIMM and other investment advisers

Franklin Small Cap Value Securities Fund		Seeks long-term total return. Under normal
market conditions, the Fund invests at least
Investment Adviser: Franklin Advisory Services, LLC		80% of its net assets in investments of small
capitalization companies.

ING American Century Small-Mid Cap Value Portfolio		Seeks long-term capital growth; income is a
secondary objective.
Investment Adviser: Directed Services LLC

Subadviser: American Century Investment Management, Inc.

ING Baron Growth Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: BAMCO, Inc.

ING BlackRock Large Cap Growth Portfolio		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: BlackRock Investment Management, LLC

ING Clarion Global Real Estate Portfolio		Seeks high total return, consisting of capital
appreciation and current income.
Investment Adviser: ING Investments, LLC

Subadviser: CBRE Clarion Securities LLC

PRO.100209-13	52

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Columbia Contrarian Core Portfolio		Seeks total return, consisting of long-term
capital appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment Advisers,
LLC

ING FMRSM Diversified Mid Cap Portfolio*		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research Company

*FMRSM is a service mark of Fidelity Management & Research
Company.

ING Global Resources Portfolio		A non-diversified portfolio that seeks long-
term capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC

ING Growth and Income Portfolio		Seeks to maximize total return through
investments in a diversified portfolio of
Investment Adviser: ING Investments, LLC		common stocks and securities convertible
into common stocks. It is anticipated that
Subadviser: ING Investment Management Co. LLC		capital appreciation and investment income
will both be major factors in achieving total
return.

ING Index Plus LargeCap Portfolio		Seeks to outperform the total return
performance of the S&P 500® Index, while
Investment Adviser: ING Investments, LLC		maintaining a market level of risk.

Subadviser: ING Investment Management Co. LLC

ING Index Plus MidCap Portfolio		Seeks to outperform the total return
performance of the Standard and Poor’s
Investment Adviser: ING Investments, LLC		MidCap 400 Index, while maintaining a
market level of risk.
Subadviser: ING Investment Management Co. LLC

ING Index Plus SmallCap Portfolio		Seeks to outperform the total return
performance of the Standard and Poor’s
Investment Adviser: ING Investments, LLC		SmallCap 600 Index, while maintaining a
market level of risk.
Subadviser: ING Investment Management Co. LLC

ING Intermediate Bond Portfolio		Seeks to maximize total return consistent
with reasonable risk. The Portfolio seeks its
Investment Adviser: ING Investments, LLC		objective through investments in a diversified
portfolio consisting primarily of debt
Subadviser: ING Investment Management Co. LLC		securities. It is anticipated that capital
appreciation and investment income will both
be major factors in achieving total return.

PRO.100209-13	53

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING International Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		(which includes capital appreciation and
income) of a widely accepted international
Subadviser: ING Investment Management Co. LLC		index.
ING International Value Portfolio		Seeks long-term capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC
ING Invesco Comstock Portfolio		Seeks capital growth and income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.
ING Invesco Equity and Income Portfolio		Seeks total return, consisting of long-term
capital appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.
ING Invesco Growth and Income Portfolio		Seeks long-term growth of capital and
income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.
ING JPMorgan Emerging Markets Equity Portfolio		Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.
ING JPMorgan Mid Cap Value Portfolio		Seeks growth from capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.
ING JPMorgan Small Cap Core Equity Portfolio		Seeks capital growth over the long term.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.
ING Large Cap Growth Portfolio		Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co. LLC

PRO.100209-13	54

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Large Cap Value Portfolio		Seeks long-term growth of capital and current
income.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC

ING Limited Maturity Bond Portfolio		Seeks highest current income consistent with
low risk to principal and liquidity and
Investment Adviser: Directed Services LLC		secondarily, seeks to enhance its total return
through capital appreciation when market
Subadviser: ING Investment Management Co. LLC		factors, such as falling interest rates and
rising bond prices, indicate that capital
appreciation may be available without
significant risk to principal.

ING Liquid Assets Portfolio		Seeks high level of current income consistent
with the preservation of capital and liquidity.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC

ING Marsico Growth Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Marsico Capital Management, LLC

ING MFS Total Return Portfolio		Seeks above-average income (compared to a
portfolio entirely invested in equity
Investment Adviser: Directed Services LLC		securities) consistent with the prudent
employment of capital, and secondarily seeks
Subadviser: Massachusetts Financial Services Company		reasonable opportunity for growth of capital
and income.

ING MidCap Opportunities Portfolio		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC

ING Multi-Manager Large Cap Core Portfolio		Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment Advisers,
LLC and The London Company of Virginia d/b/a The London
Company

ING Oppenheimer Global Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: OppenheimerFunds, Inc.

PRO.100209-13	55

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING PIMCO Total Return Portfolio		Seeks maximum total return, consistent with
capital preservation and prudent investment
Investment Adviser: Directed Services LLC		management.

Subadviser: Pacific Investment Management Company LLC

ING Pioneer High Yield Portfolio		Seeks to maximize total return through
income and capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.

ING Pioneer Mid Cap Value Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.

ING RussellTM Large Cap Growth Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		(which includes capital appreciation and
income) of the Russell Top 200® Growth
Subadviser: ING Investment Management Co. LLC		Index.

ING RussellTM Large Cap Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		(which includes capital appreciation and
income) of the Russell Top 200® Index.
Subadviser: ING Investment Management Co. LLC

ING RussellTM Mid Cap Growth Index Portfolio		Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC		(which includes capital appreciation and
income) of the Russell Midcap® Growth
Subadviser: ING Investment Management Co. LLC		Index.

ING SmallCap Opportunities Portfolio		Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC

ING Solution 2015 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2015. On the
Subadviser: ING Investment Management Co. LLC		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

PRO.100209-13	56

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
ING Solution 2025 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2025. On the
Subadviser: ING Investment Management Co. LLC		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

ING Solution 2035 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2035. On the
Subadviser: ING Investment Management Co. LLC		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

ING Solution 2045 Portfolio		Until the day prior to its Target Date, the
Portfolio seeks to provide total return
Investment Adviser: Directed Services LLC		consistent with an asset allocation targeted at
retirement in approximately 2045. On the
Subadviser: ING Investment Management Co. LLC		Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

ING Solution Income Portfolio		Seeks to provide a combination of total return
and stability of principal consistent with an
Investment Adviser: Directed Services LLC		asset allocation targeted to retirement.

Subadviser: ING Investment Management Co. LLC

ING Strategic Allocation Conservative Portfolio		Seeks to provide total return (i.e., income and
capital growth, both realized and unrealized)
Investment Adviser: ING Investments, LLC		consistent with preservation of capital.

Subadviser: ING Investment Management Co. LLC

ING Strategic Allocation Growth Portfolio		Seeks to provide capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC

ING Strategic Allocation Moderate Portfolio		Seeks to provide total return (i.e., income and
capital appreciation, both realized and
Investment Adviser: ING Investments, LLC		unrealized).

Subadviser: ING Investment Management Co. LLC

PRO.100209-13	57

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total
investment return, consistent with the
Investment Adviser: ING Investments, LLC	preservation of capital and with prudent
investment risk.
Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as
long-term growth of capital.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and
secondarily, increasing dividend income.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price International Stock Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

ING Templeton Foreign Equity Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Templeton Investment Counsel, LLC

ING U.S. Stock Index Portfolio	Seeks total return.

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC

Lord Abbett Series Fund – Mid Cap Stock Portfolio	The Fund seeks capital appreciation through
investments, primarily in equity securities,
Investment Adviser: Lord, Abbett & Co. LLC	which are believed to be undervalued in the
marketplace.

Neuberger Berman AMT Socially Responsive Portfolio®	Seeks long-term growth of capital by
investing primarily in securities of companies
Investment Adviser: Neuberger Berman Management LLC	that meet the Fund’s financial criteria and
social policy.
Subadviser: Neuberger Berman LLC

PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with
preservation of real capital and prudent
Investment Adviser: Pacific Investment Management	investment management.
Company LLC

PRO.100209-13 58

Fund Name
Investment Adviser/Subadviser		Investment Objective(s)
Pioneer High Yield VCT Portfolio		Seeks to maximize total return through a
combination of income and capital
Investment Adviser: Pioneer Investment Management, Inc.		appreciation.

Wanger Select		Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC

Wanger USA		Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC

PRO.100209-13	59

APPENDIX III

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2012, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Separate Account N available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2012 the "Value at beginning of period" shown is the value at first date of investment. Portfolio name changes after December 31, 2012 are not reflected in the following information.

(Selected data for accumulation units outstanding throughout each period, reflecting total daily separate account charges of 1.40%)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AMERICAN FUNDS INSURANCE SERIES® - GROWTH FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.69	$9.21	$7.87	$5.72	$10.36	$10.02
Value at end of period	$10.11	$8.69	$9.21	$7.87	$5.72	$10.36
Number of accumulation units outstanding at end of period	1,054,796	1,019,402	905,563	826,066	517,348	210,863
AMERICAN FUNDS INSURANCE SERIES® - GROWTH - INCOME FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.27	$8.54	$7.77	$6.01	$9.80	$10.15
Value at end of period	$9.58	$8.27	$8.54	$7.77	$6.01	$9.80
Number of accumulation units outstanding at end of period	767,003	764,356	676,481	569,995	344,738	167,550
AMERICAN FUNDS INSURANCE SERIES® - INTERNATIONAL FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.85	$9.25	$8.75	$6.20	$10.87	$9.99
Value at end of period	$9.13	$7.85	$9.25	$8.75	$6.20	$10.87
Number of accumulation units outstanding at end of period	767,594	757,929	678,993	535,847	343,909	163,636
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$30.19	$31.41	$27.17	$20.31	$35.82	$30.89	$28.04	$24.32	$21.36	$16.86
Value at end of period	$34.66	$30.19	$31.41	$27.17	$20.31	$35.82	$30.89	$28.04	$24.32	$21.36
Number of accumulation units outstanding at end of period	1,891,430	2,069,904	2,257,366	2,475,885	2,592,576	2,940,749	3,421,204	3,608,230	3,603,532	3,473,244
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$20.77	$20.86	$18.37	$14.31	$25.30	$25.27	$21.32	$20.42	$18.57	$14.45
Value at end of period	$24.02	$20.77	$20.86	$18.37	$14.31	$25.30	$25.27	$21.32	$20.42	$18.57
Number of accumulation units outstanding at end of period	1,209,486	1,342,996	1,514,892	1,693,030	1,798,746	2,150,244	2,564,189	3,055,591	3,309,785	3,212,895
FIDELITY® VIP INDEX 500 PORTFOLIO
Value at beginning of period	$22.48	$22.34	$19.70	$15.78	$25.40	$24.43	$21.41	$20.71	$18.98	$14.99
Value at end of period	$25.70	$22.48	$22.34	$19.70	$15.78	$25.40	$24.43	$21.41	$20.71	$18.98
Number of accumulation units outstanding at end of period	2,803,115	3,056,895	3,358,392	3,659,045	3,875,153	4,462,892	5,170,714	5,734,832	6,284,312	6,480,374
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO
Value at beginning of period	$17.46	$16.49	$15.52	$13.60	$14.25	$13.85	$13.46	$13.36	$12.97	$12.50
Value at end of period	$18.23	$17.46	$16.49	$15.52	$13.60	$14.25	$13.85	$13.46	$13.36	$12.97
Number of accumulation units outstanding at end of period	869,327	881,448	972,798	1,029,633	1,125,040	1,348,755	1,602,378	1,791,726	1,902,345	1,946,453
FIDELITY® VIP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.54	$13.72	$13.88	$13.97	$13.75	$13.26	$12.82	$12.62	$12.64	$12.69
Value at end of period	$13.37	$13.54	$13.72	$13.88	$13.97	$13.75	$13.26	$12.82	$12.62	$12.64
Number of accumulation units outstanding at end of period	674,159	668,659	693,988	816,911	986,027	867,300	889,566	1,016,753	1,120,186	1,566,100
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.30	$12.96	$10.25	$8.05	$12.18	$12.66	$10.97	$9.89
Value at end of period	$14.36	$12.30	$12.96	$10.25	$8.05	$12.18	$12.66	$10.97
Number of accumulation units outstanding at end of period	230,923	228,859	219,143	202,990	162,970	137,667	98,655	23,199

CFI 1

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$21.07	$22.02	$18.25	$13.60	$18.74	$19.53	$17.11	$16.04	$13.38	$9.99
Value at end of period	$24.22	$21.07	$22.02	$18.25	$13.60	$18.74	$19.53	$17.11	$16.04	$13.38
Number of accumulation units outstanding at end of period	91,629	90,789	88,926	86,370	74,979	69,967	87,319	86,051	66,036	17,928
ING BALANCED PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.96	$11.27	$10.01	$8.52	$12.01	$11.54	$10.64	$10.63
Value at end of period	$12.29	$10.96	$11.27	$10.01	$8.52	$12.01	$11.54	$10.64
Number of accumulation units outstanding at end of period	42,864	52,495	64,399	71,405	83,618	111,617	137,182	3,005
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$20.79	$20.58	$16.46	$12.32	$21.21	$20.23	$17.75	$16.73	$13.22	$10.02
Value at end of period	$24.59	$20.79	$20.58	$16.46	$12.32	$21.21	$20.23	$17.75	$16.73	$13.22
Number of accumulation units outstanding at end of period	187,379	196,822	190,330	189,950	158,468	152,699	145,532	1,110,338	51,186	25,188
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.26	$8.49	$7.58	$5.88	$9.77	$10.03
Value at end of period	$9.35	$8.26	$8.49	$7.58	$5.88	$9.77
Number of accumulation units outstanding at end of period	1,295,541	1,407,178	1,517,309	1,622,431	1,669,632	1,863,605
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(From May 13, 2004)
Value at beginning of period	$13.50	$15.28	$13.07	$8.68	$14.62	$12.46	$11.78	$10.69	$9.85
Value at end of period	$14.36	$13.50	$15.28	$13.07	$8.68	$14.62	$12.46	$11.78	$10.69
Number of accumulation units outstanding at end of period	121,922	119,606	100,408	90,829	43,347	24,876	17,294	6,906	8,272
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.36	$10.00	$8.72	$6.61	$9.62
Value at end of period	$11.63	$9.36	$10.00	$8.72	$6.61
Number of accumulation units outstanding at end of period	402,324	384,921	393,259	377,442	343,560
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during Jul 2005)
Value at beginning of period	$10.45	$11.10	$10.02	$7.70	$12.82	$12.45	$11.05	$10.95
Value at end of period	$11.60	$10.45	$11.10	$10.02	$7.70	$12.82	$12.45	$11.05
Number of accumulation units outstanding at end of period	117,006	112,727	109,588	92,704	57,485	46,623	33,120	3,065
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.72	$15.62	$12.34	$8.99	$14.98	$13.27	$12.03	$11.07
Value at end of period	$15.50	$13.72	$15.62	$12.34	$8.99	$14.98	$13.27	$12.03
Number of accumulation units outstanding at end of period	136,753	143,422	132,960	109,789	89,661	76,145	52,422	2,689
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.06	$13.46	$11.22	$8.28	$14.23	$10.25
Value at end of period	$11.55	$12.06	$13.46	$11.22	$8.28	$14.23
Number of accumulation units outstanding at end of period	661,624	704,558	677,806	687,784	651,713	659,309
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$11.25	$11.44	$10.17	$7.92	$12.87	$12.16
Value at end of period	$12.85	$11.25	$11.44	$10.17	$7.92	$12.87
Number of accumulation units outstanding at end of period	181,444	187,184	193,066	156,587	133,553	163,541
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$13.60	$13.80	$12.28	$10.11	$16.33	$15.77	$13.96	$13.43	$12.32	$9.97
Value at end of period	$15.35	$13.60	$13.80	$12.28	$10.11	$16.33	$15.77	$13.96	$13.43	$12.32
Number of accumulation units outstanding at end of period	190,048	192,015	202,833	232,995	269,664	265,739	296,022	130,910	84,437	24,260
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$17.24	$17.69	$14.71	$11.33	$18.40	$17.69	$16.39	$14.95	$13.01	$9.88
Value at end of period	$20.01	$17.24	$17.69	$14.71	$11.33	$18.40	$17.69	$16.39	$14.95	$13.01
Number of accumulation units outstanding at end of period	310,132	330,868	369,152	409,527	405,989	489,583	585,359	494,201	163,203	38,815

CFI 2

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.86	$17.22	$14.22	$11.55	$17.63	$19.07	$16.99	$16.01	$13.30	$9.77
Value at end of period	$18.68	$16.86	$17.22	$14.22	$11.55	$17.63	$19.07	$16.99	$16.01	$13.30
Number of accumulation units outstanding at end of period	194,457	202,410	223,528	234,101	237,587	335,385	441,518	359,202	112,992	20,350
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.41	$11.70	$10.80	$9.82	$10.88	$10.41	$10.14	$10.06
Value at end of period	$13.38	$12.41	$11.70	$10.80	$9.82	$10.88	$10.41	$10.14
Number of accumulation units outstanding at end of period	286,248	241,571	219,268	210,122	214,110	131,885	73,223	2,362
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.93	$11.50	$10.83	$10.00
Value at end of period	$11.60	$9.93	$11.50	$10.83
Number of accumulation units outstanding at end of period	4,002	3,594	4,507	3,975
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$17.44	$20.80	$20.58	$16.41	$29.07	$25.99	$20.36	$18.87	$16.30	$12.72
Value at end of period	$20.51	$17.44	$20.80	$20.58	$16.41	$29.07	$25.99	$20.36	$18.87	$16.30
Number of accumulation units outstanding at end of period	490,370	540,344	619,934	714,966	763,016	913,831	1,080,508	1,315,804	1,365,791	1,088,497
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$14.63	$15.11	$13.28	$10.45	$16.65	$17.24	$15.04	$14.70	$12.76	$9.96
Value at end of period	$17.14	$14.63	$15.11	$13.28	$10.45	$16.65	$17.24	$15.04	$14.70	$12.76
Number of accumulation units outstanding at end of period	294,181	331,534	324,999	328,622	302,362	308,362	332,436	291,793	145,290	34,667
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.20	$12.51	$11.29	$9.33	$12.35	$12.10	$10.89	$10.16
Value at end of period	$13.57	$12.20	$12.51	$11.29	$9.33	$12.35	$12.10	$10.89
Number of accumulation units outstanding at end of period	672,552	725,696	780,350	866,028	928,685	1,088,177	1,316,257	28,744
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.25	$11.67	$10.52	$8.60	$12.87	$12.73	$11.13	$10.19
Value at end of period	$12.71	$11.25	$11.67	$10.52	$8.60	$12.87	$12.73	$11.13
Number of accumulation units outstanding at end of period	710,744	764,219	829,553	894,368	947,989	1,260,077	1,647,437	12,931
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$19.45	$24.14	$20.35	$12.03	$25.03	$18.33	$13.69	$10.05
Value at end of period	$22.85	$19.45	$24.14	$20.35	$12.03	$25.03	$18.33	$13.69
Number of accumulation units outstanding at end of period	438,926	460,984	460,503	410,651	309,786	373,958	283,868	127,852
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$19.30	$19.18	$15.77	$12.71	$19.19	$18.97	$16.46	$15.36	$12.88	$9.97
Value at end of period	$22.90	$19.30	$19.18	$15.77	$12.71	$19.19	$18.97	$16.46	$15.36	$12.88
Number of accumulation units outstanding at end of period	293,451	308,185	307,214	328,467	300,528	326,079	317,559	312,966	176,531	47,245
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.72	$14.06	$11.22	$8.93	$12.87	$13.26	$11.50	$10.25
Value at end of period	$16.09	$13.72	$14.06	$11.22	$8.93	$12.87	$13.26	$11.50
Number of accumulation units outstanding at end of period	1,297,351	1,442,182	1,588,670	1,786,754	1,955,018	2,329,522	2,879,062	6,712
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.90	$9.92
Value at end of period	$11.53	$9.90
Number of accumulation units outstanding at end of period	1,401,653	1,534,093
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.48	$8.31	$7.06	$6.35	$9.22	$9.95
Value at end of period	$9.59	$8.48	$8.31	$7.06	$6.35	$9.22
Number of accumulation units outstanding at end of period	291,099	286,967	215,380	208,200	199,359	231,438

CFI 3

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

ING LIMITED MATURITY BOND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.29	$11.32	$11.13	$10.53	$10.71	$10.27	$10.03	$10.01
Value at end of period	$11.30	$11.29	$11.32	$11.13	$10.53	$10.71	$10.27	$10.03
Number of accumulation units outstanding at end of period	589,007	594,702	668,504	731,503	780,239	817,806	977,628	5,825
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.63	$10.78	$10.92	$11.02	$10.88	$10.49	$10.13	$10.01
Value at end of period	$10.49	$10.63	$10.78	$10.92	$11.02	$10.88	$10.49	$10.13
Number of accumulation units outstanding at end of period	171,824	165,158	139,602	147,841	141,714	140,303	11,399	142,410
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.46	$9.73	$8.22	$6.45	$10.06
Value at end of period	$10.54	$9.46	$9.73	$8.22	$6.45
Number of accumulation units outstanding at end of period	80,604	77,763	76,987	78,517	75,660
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$13.71	$13.69	$12.64	$10.87	$14.19	$13.84	$12.54	$12.36	$11.28	$10.50
Value at end of period	$15.03	$13.71	$13.69	$12.64	$10.87	$14.19	$13.84	$12.54	$12.36	$11.28
Number of accumulation units outstanding at end of period	259,500	257,736	239,973	224,140	191,113	287,661	384,646	468,412	270,367	35,106
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.99	$10.18	$7.92	$5.68	$9.23	$7.44	$7.00	$6.44	$5.85	$4.34
Value at end of period	$11.24	$9.99	$10.18	$7.92	$5.68	$9.23	$7.44	$7.00	$6.44	$5.85
Number of accumulation units outstanding at end of period	2,259,932	2,469,710	2,693,044	2,988,972	3,163,299	3,648,781	4,535,993	5,263,838	5,981,476	285,276
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$17.23	$19.02	$16.62	$12.07	$20.51	$19.52	$16.78	$14.98	$13.18	$9.55
Value at end of period	$20.67	$17.23	$19.02	$16.62	$12.07	$20.51	$19.52	$16.78	$14.98	$13.18
Number of accumulation units outstanding at end of period	1,773,784	1,963,707	2,160,953	2,368,360	2,476,984	2,819,614	3,211,990	3,170,562	43,488	20,002
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.30	$14.02	$13.18	$11.84	$12.00	$11.10	$10.80	$10.70	$10.37	$10.06
Value at end of period	$15.26	$14.30	$14.02	$13.18	$11.84	$12.00	$11.10	$10.80	$10.70	$10.37
Number of accumulation units outstanding at end of period	1,061,775	957,392	876,361	675,330	486,974	284,629	314,916	289,177	129,090	64,909
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.10	$11.79	$10.32	$8.43	$13.10	$12.64	$10.98	$10.72
Value at end of period	$12.07	$11.10	$11.79	$10.32	$8.43	$13.10	$12.64	$10.98
Number of accumulation units outstanding at end of period	26,781	26,578	23,968	19,694	16,081	9,115	4,539	17
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.57	$14.89	$12.68	$7.70	$11.06	$10.56	$10.04
Value at end of period	$16.70	$14.57	$14.89	$12.68	$7.70	$11.06	$10.56
Number of accumulation units outstanding at end of period	390,944	386,700	406,651	533,661	414,117	78,010	19,571
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.14	$11.89	$10.22	$8.28	$12.56	$12.07	$10.90	$10.07
Value at end of period	$12.19	$11.14	$11.89	$10.22	$8.28	$12.56	$12.07	$10.90
Number of accumulation units outstanding at end of period	37,926	43,583	38,291	28,592	16,071	10,229	5,247	4,589
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.42	$13.06	$11.74	$10.11
Value at end of period	$15.15	$13.42	$13.06	$11.74
Number of accumulation units outstanding at end of period	2,479,163	2,707,204	3,048,629	3,365,218
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.15	$13.00	$11.75	$10.00
Value at end of period	$14.99	$13.15	$13.00	$11.75
Number of accumulation units outstanding at end of period	495,446	548,635	637,551	727,251

CFI 4

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.71	$14.21	$11.45	$10.02
Value at end of period	$15.61	$13.71	$14.21	$11.45
Number of accumulation units outstanding at end of period	60,255	62,993	58,055	47,263
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$29.50	$29.66	$22.73	$17.59	$27.22	$25.08	$22.60	$21.00	$19.33	$14.15
Value at end of period	$33.50	$29.50	$29.66	$22.73	$17.59	$27.22	$25.08	$22.60	$21.00	$19.33
Number of accumulation units outstanding at end of period	432,742	469,305	513,352	551,678	587,177	674,104	791,379	926,946	1,080,775	1,213,477
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.53	$9.71	$8.83	$7.30	$10.10	$10.04
Value at end of period	$10.50	$9.53	$9.71	$8.83	$7.30	$10.10
Number of accumulation units outstanding at end of period	383,876	309,342	257,335	172,052	68,575	1,949
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.86	$9.26	$8.23	$6.61	$10.12
Value at end of period	$9.95	$8.86	$9.26	$8.23	$6.61
Number of accumulation units outstanding at end of period	466,624	450,514	385,323	296,212	97,663
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.55	$9.07	$8.02	$6.32	$10.15
Value at end of period	$9.73	$8.55	$9.07	$8.02	$6.32
Number of accumulation units outstanding at end of period	329,327	278,356	204,683	122,130	37,141
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.27	$8.83	$7.75	$6.04	$10.16	$10.04
Value at end of period	$9.44	$8.27	$8.83	$7.75	$6.04	$10.16
Number of accumulation units outstanding at end of period	206,259	166,983	128,047	70,330	19,295	149
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.33	$10.41	$9.61	$8.29	$10.06
Value at end of period	$11.21	$10.33	$10.41	$9.61	$8.29
Number of accumulation units outstanding at end of period	259,677	282,986	298,201	308,432	311,605
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$13.15	$13.10	$11.96	$10.29	$13.65	$13.08	$12.24	$11.96	$11.23	$9.84
Value at end of period	$14.56	$13.15	$13.10	$11.96	$10.29	$13.65	$13.08	$12.24	$11.96	$11.23
Number of accumulation units outstanding at end of period	320,059	306,713	284,524	308,081	185,764	116,489	63,297	32,695	46,527	20,296
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$13.57	$14.17	$12.71	$10.29	$16.33	$15.76	$14.12	$13.48	$12.21	$9.70
Value at end of period	$15.39	$13.57	$14.17	$12.71	$10.29	$16.33	$15.76	$14.12	$13.48	$12.21
Number of accumulation units outstanding at end of period	446,706	433,884	382,126	343,272	215,623	153,793	85,076	51,527	14,629	2,250
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$13.43	$13.70	$12.40	$10.32	$15.05	$14.47	$13.20	$12.79	$11.76	$9.52
Value at end of period	$15.04	$13.43	$13.70	$12.40	$10.32	$15.05	$14.47	$13.20	$12.79	$11.76
Number of accumulation units outstanding at end of period	760,711	680,704	603,890	521,133	310,842	200,615	124,545	94,672	66,100	13,323
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.73	$13.53	$12.04	$9.16	$12.82	$12.45	$11.01	$10.12
Value at end of period	$15.50	$13.73	$13.53	$12.04	$9.16	$12.82	$12.45	$11.01
Number of accumulation units outstanding at end of period	1,498,629	1,307,712	1,137,940	1,062,551	886,173	770,274	533,084	198,482
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.02	$13.71	$10.82	$7.49	$13.36	$11.95	$11.11	$9.51
Value at end of period	$14.90	$13.02	$13.71	$10.82	$7.49	$13.36	$11.95	$11.11
Number of accumulation units outstanding at end of period	2,920,278	3,227,458	3,557,873	3,947,134	4,140,802	4,684,740	5,458,320	3,048,458

CFI 5

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.36	$13.63	$12.00	$9.97
Value at end of period	$15.47	$13.36	$13.63	$12.00
Number of accumulation units outstanding at end of period	375,450	379,946	370,255	362,500
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$15.86	$16.25	$14.10	$10.01	$17.56	$16.20	$14.50	$13.85	$12.77	$9.45
Value at end of period	$18.59	$15.86	$16.25	$14.10	$10.01	$17.56	$16.20	$14.50	$13.85	$12.77
Number of accumulation units outstanding at end of period	227,193	229,138	243,982	226,507	198,594	205,607	194,623	171,611	110,800	41,737
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.04	$13.88	$12.35	$9.08	$18.17	$15.24	$12.44	$10.08
Value at end of period	$14.13	$12.04	$13.88	$12.35	$9.08	$18.17	$15.24	$12.44
Number of accumulation units outstanding at end of period	1,022,639	1,118,773	1,231,740	1,371,628	1,439,000	1,674,860	1,983,457	12,685
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.58	$8.73	$8.14	$6.24	$10.14
Value at end of period	$8.89	$7.58	$8.73	$8.14	$6.24
Number of accumulation units outstanding at end of period	610,659	174,957	145,120	104,876	62,230
ING U. S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.84	$10.80	$9.54	$7.67	$12.36	$11.91	$10.46	$10.01
Value at end of period	$12.38	$10.84	$10.80	$9.54	$7.67	$12.36	$11.91	$10.46
Number of accumulation units outstanding at end of period	66,774	60,635	47,542	40,712	22,948	16,018	20,317	2,320
ING UBS U. S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.50	$10.93	$9.77	$7.52	$12.66	$12.69	$11.24	$10.34
Value at end of period	$11.75	$10.50	$10.93	$9.77	$7.52	$12.66	$12.69	$11.24
Number of accumulation units outstanding at end of period	232,076	262,394	283,549	312,236	340,355	388,904	454,545	1,561
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.46	$11.05	$8.94	$7.16	$11.97	$12.07	$10.91	$9.91
Value at end of period	$11.82	$10.46	$11.05	$8.94	$7.16	$11.97	$12.07	$10.91
Number of accumulation units outstanding at end of period	138,791	138,883	128,010	128,416	107,582	108,204	97,995	41,121
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO®
Value at beginning of period	$14.68	$15.36	$12.68	$9.78	$16.38	$15.44	$13.77	$13.07	$11.70	$8.83
Value at end of period	$16.06	$14.68	$15.36	$12.68	$9.78	$16.38	$15.44	$13.77	$13.07	$11.70
Number of accumulation units outstanding at end of period	224,259	223,835	221,111	234,267	215,343	236,346	221,220	236,178	222,168	189,928
PIMCO VIT REAL RETURN PORTFOLIO
(From May 24, 2004)
Value at beginning of period	$14.76	$13.40	$12.57	$10.77	$11.75	$10.78	$10.84	$10.77	$10.18
Value at end of period	$15.83	$14.76	$13.40	$12.57	$10.77	$11.75	$10.78	$10.84	$10.77
Number of accumulation units outstanding at end of period	1,022,967	702,927	575,708	473,667	396,287	162,380	142,143	169,681	71,540
PIONEER HIGH YIELD VCT PORTFOLIO
(From May 24, 2004)
Value at beginning of period	$13.58	$14.00	$12.03	$7.60	$11.94	$11.44	$10.69	$10.64	$9.73
Value at end of period	$15.54	$13.58	$14.00	$12.03	$7.60	$11.94	$11.44	$10.69	$10.64
Number of accumulation units outstanding at end of period	158,788	131,971	130,563	135,789	93,394	112,266	118,101	91,765	181,000
WANGER SELECT
(From May 11, 2004)
Value at beginning of period	$13.18	$16.24	$13.01	$7.94	$15.81	$14.66	$12.42	$11.40	$9.88
Value at end of period	$15.40	$13.18	$16.24	$13.01	$7.94	$15.81	$14.66	$12.42	$11.40
Number of accumulation units outstanding at end of period	214,471	245,237	253,964	244,383	215,615	231,178	180,124	108,821	88,350

CFI 6

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

WANGER USA
(From May 12, 2004)
Value at beginning of period	$13.54	$14.23	$11.70	$8.34	$14.02	$13.49	$12.68	$11.56	$9.82
Value at end of period	$16.02	$13.54	$14.23	$11.70	$8.34	$14.02	$13.49	$12.68	$11.56
Number of accumulation units outstanding at end of period	181,229	194,719	179,323	171,364	141,105	133,871	130,486	103,548	36,460

CFI 7

PART B

RELIASTAR LIFE

ING ADVANTAGESM

INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
ISSUED BY SEPARATE ACCOUNT N
AND
RELIASTAR LIFE INSURANCE COMPANY

Statement of Additional Information dated May 1, 2013

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus dated May 1, 2013, relating to the individual fixed and variable deferred annuity contracts issued by
Separate Account N and ReliaStar Life Insurance Company. A copy of the prospectus may be obtained by contacting the ING Service Center at P.O. Box 5050, Minot, North Dakota 58702-5050, 1-877-884-5050 or ING
Financial Advisers, LLC, at One Orange Way, Windsor, Connecticut 06095-4774.

Read the prospectus before you invest. Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

Page

General Information and History	2
Separate Account N	2
Offering and Purchase of Contracts	3
Income Phase Payments	3
Sales Material and Advertising	4
Experts	5
Financial Statements of Separate Account N	S-1
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company	C-1

GENERAL INFORMATION AND HISTORY

ReliaStar Life Insurance Company (the “Company,” “we,” “us,” “our”) is a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota. Prior to October 1, 2002, the
contracts were issued by Northern Life Insurance Company (“Northern”), a wholly-owned subsidiary of the
Company. On October 1, 2002, Northern merged into the Company, and the Company assumed responsibilities for
Northern’s obligations under the contracts.

We are an indirect subsidiary of ING Groep N.V. (“ING”). ING is a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our home office is located at 20 Washington Avenue South, Minneapolis, Minnesota
55401.

Pursuant to an agreement with the European Commission (“EC”), ING has announced its intention to divest itself of ING U.S., Inc. and its subsidiaries, including the Company (“ING U.S.”), which constitutes ING’s U.S.-
based retirement, investment management and insurance operations. Under the agreement with the EC, ING is required to divest itself of at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014 and
100% by the end of 2016. While all options for effecting the separation from ING remain open, ING has announced that the base case for this separation includes an initial public offering (“IPO”) of ING U.S., and in connection with the proposed IPO of its common stock ING U.S. filed a registration statement on Form S-1 with the SEC in
November 2012, which was amended in January, March and April 2013. While the base case for the separation is an IPO, all options remain open and it is possible that ING’s divestment of ING U.S. may take place by means of a sale to a single buyer or group of buyers.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

SEPARATE ACCOUNT N

We established Separate Account N (the “separate account”) on October 1, 2002, under the insurance laws of the
State of Minnesota. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws. Prior to October 1, 2002, the separate account was known as Separate Account One of Northern Life Insurance
Company, which was created in 1994 under the insurance laws of the State of Washington. In connection with the merger of Northern Life Insurance Company and the Company, the separate account was transferred to the
Company.

Purchase payments to accounts under the contract may be allocated to one or more of the available subaccounts and/or to any available fixed account (Fixed Account A, Fixed Account B and/or Fixed Account C). Amounts
allocated to a fixed account are held in the Company’s general account.

We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

2

OFFERING AND PURCHASE OF CONTRACTS

Effective January 1, 2004, the contracts are distributed by ING Financial Advisers, LLC, the principal underwriter for the contracts and an affiliate of the Company. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the
Financial Industry Regulatory Authority, and the Securities Investor Protection Corporation. ING Financial
Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. Prior to January
1, 2004, the contracts were distributed by Washington Square Securities, Inc., an affiliate of the Company. The contracts are distributed through life insurance agents who are registered representatives of ING Financial Advisers,
LLC or of other broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “PURCHASE AND RIGHTS” and “YOUR ACCOUNT VALUE.”

Compensation paid to the principal underwriter ING Financial Advisers, LLC for the years ending December
31, 2012, 2011 and 2010 amounted to $8,924,610.47, $5,854,292.77 and $5,345,848.22, respectively, in connection with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life
Insurance Company. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Separate Account N of the Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “INCOME PHASE” in the prospectus), the value of your account is determined using accumulation unit values as of the 10th valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of
Annuity Units purchased is based on your account value and the value of each unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected 3.0% per annum.

If the actual net investment rate on the assets of the separate account is equal to the assumed investment rate, income phase payments will remain level. If the actual net investment rate exceeds the assumed investment rate, income phase payments will increase. Conversely, if it is less, than the payouts will decrease.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see “YOUR ACCOUNT VALUE” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a seven day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.0% per annum.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

3

Assume also that no premium tax charge is payable and that the annuity option table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the seventh valuation preceding the due date of the second monthly income phase payment, dividing this factor by 1.0024331 = 1.0000810 ^ 30 (to take into account 30 days of the assumed net investment rate of 3.0% per annum built into the number of annuity units determined above)
produces a result of 1.000839. This is then multiplied by the annuity unit value for the prior valuation ($13.400000 from above) to produce an annuity unit value of $13.411237 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.411237, which produces a payment of $273.78.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones
Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and
Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and
Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-
deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

4

EXPERTS

The statements of assets and liabilities of Separate Account N as of December 31, 2012, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of the Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA
30308.

5

FINANCIAL STATEMENTS
ReliaStar Life Insurance Company
Separate Account N
Year Ended December 31, 2012
with Report of Independent Registered Public Accounting Firm

S-1

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RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Financial Statements
Year Ended December 31, 2012

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ReliaStar Life Insurance Company

We have audited the accompanying financial statements of ReliaStar Life Insurance Company Separate
Account N (the "Account"), which comprise the statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2012, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2012 and 2011. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting ReliaStar Life Insurance
Company Separate Account N at December 31, 2012, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2012 and
2011, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Atlanta, Georgia
April 9, 2013

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

		American Funds	American Funds
	American Funds	Insurance	Insurance	Fidelity® VIP	Fidelity® VIP
	Insurance	Series®	Series®	Equity-Income	Contrafund®
	Series® Growth Growth-Income		International	Portfolio -	Portfolio -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 10,664	$ 7,348	$ 7,008	$ 29,052	$ 65,557
Total assets	10,664	7,348	7,008	29,052	65,557
Net assets	$ 10,664	$ 7,348	$ 7,008	$ 29,052	$ 65,557

Net assets
Accumulation units	10,664	7,348	7,008	29,052	65,557
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 10,664	$ 7,348	$ 7,008	$ 29,052	$ 65,557

Total number of mutual fund shares	176,410	192,152	397,737	1,456,964	2,479,461

Cost of mutual fund shares	$ 8,313	$ 5,813	$ 6,304	$ 33,138	$ 66,099

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Investment	Fidelity® VIP	Franklin Small
	Index 500	Grade Bond	Money Market	Cap Value	ING Balanced
	Portfolio -	Portfolio -	Portfolio -	Securities Fund -	Portfolio -
	Initial Class	Initial Class	Initial Class	Class 2	Class I
Assets
Investments in mutual funds
at fair value	$ 72,040	$ 15,848	$ 9,063	$ 3,316	$ 527
Total assets	72,040	15,848	9,063	3,316	527
Net assets	$ 72,040	$ 15,848	$ 9,063	$ 3,316	$ 527

Net assets
Accumulation units	72,040	15,848	9,014	3,316	527
Contracts in payout (annuitization)	-	-	49	-	-
Total net assets	$ 72,040	$ 15,848	$ 9,063	$ 3,316	$ 527

Total number of mutual fund shares	497,102	1,213,464	9,062,853	181,901	42,934

Cost of mutual fund shares	$ 61,447	$ 15,256	$ 9,063	$ 2,453	$ 544

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

ING BlackRock
		Large Cap	ING BlackRock		ING FMRSM
	ING	Growth	Large Cap	ING Clarion	Diversified Mid
	Intermediate	Portfolio -	Growth	Global Real Estate	Cap Portfolio -
	Bond Portfolio -	Institutional	Portfolio -	Portfolio -	Institutional
	Class I	Class	Service Class Institutional Class		Class
Assets
Investments in mutual funds
at fair value	$ 3,830	$ 12,113	$ 109	$ 4,679	$ 110
Total assets	3,830	12,113	109	4,679	110
Net assets	$ 3,830	$ 12,113	$ 109	$ 4,679	$ 110

Net assets
Accumulation units	3,830	12,113	109	4,679	110
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 3,830	$ 12,113	$ 109	$ 4,679	$ 110

Total number of mutual fund shares	295,525	1,105,229	10,018	418,892	7,090

Cost of mutual fund shares	$ 3,708	$ 12,464	$ 97	$ 3,798	$ 98

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

			ING Invesco	ING Invesco
			Van Kampen	Van Kampen	ING JPMorgan
	ING FMRSM	ING Global	Growth and	Growth and	Emerging
	Diversified Mid	Resources	Income	Income	Markets Equity
	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,120	$ 7,642	$ 9,034	$ 173	$ 10,029
Total assets	2,120	7,642	9,034	173	10,029
Net assets	$ 2,120	$ 7,642	$ 9,034	$ 173	$ 10,029

Net assets
Accumulation units	2,120	7,642	9,034	173	10,029
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 2,120	$ 7,642	$ 9,034	$ 173	$ 10,029

Total number of mutual fund shares	137,820	408,213	382,940	7,378	481,722

Cost of mutual fund shares	$ 1,739	$ 7,896	$ 9,536	$ 142	$ 9,160

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING JPMorgan	ING Large Cap
	Small Cap Core	Growth	ING Large Cap	ING Large Cap	ING Limited
	Equity Portfolio -	Portfolio -	Growth	Value Portfolio -	Maturity Bond
	Institutional	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 20,874	$ 16,161	$ 95	$ 2,792	$ 6,656
Total assets	20,874	16,161	95	2,792	6,656
Net assets	$ 20,874	$ 16,161	$ 95	$ 2,792	$ 6,656

Net assets
Accumulation units	20,874	16,161	95	2,792	6,656
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 20,874	$ 16,161	$ 95	$ 2,792	$ 6,656

Total number of mutual fund shares	1,352,843	1,091,963	6,477	302,453	651,889

Cost of mutual fund shares	$ 17,777	$ 14,712	$ 89	$ 2,337	$ 6,827

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

ING Marsico
	ING Liquid	Growth	ING Marsico	ING MFS Total
	Assets Portfolio -	Portfolio -	Growth	Return	ING MFS Total
	Institutional	Institutional	Portfolio -	Portfolio -	Return Portfolio -
	Class	Class	Service Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 1,802	$ 850	$ 89	$ 3,900	$ 350
Total assets	1,802	850	89	3,900	350
Net assets	$ 1,802	$ 850	$ 89	$ 3,900	$ 350

Net assets
Accumulation units	1,802	850	89	3,900	350
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,802	$ 850	$ 89	$ 3,900	$ 350

Total number of mutual fund shares	1,802,433	44,644	4,722	241,953	21,925

Cost of mutual fund shares	$ 1,802	$ 682	$ 71	$ 3,369	$ 319

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

ING T. Rowe
			ING T. Rowe	Price Equity	ING T. Rowe
		ING Pioneer	Price Capital	Income	Price Equity
	ING Pioneer	Mid Cap Value	Appreciation	Portfolio -	Income
	Fund Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 323	$ 462	$ 23,229	$ 5,808	$ 651
Total assets	323	462	23,229	5,808	651
Net assets	$ 323	$ 462	$ 23,229	$ 5,808	$ 651

Net assets
Accumulation units	323	462	23,229	5,808	651
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 323	$ 462	$ 23,229	$ 5,808	$ 651

Total number of mutual fund shares	28,256	40,877	926,925	442,362	49,493

Cost of mutual fund shares	$ 292	$ 413	$ 20,293	$ 4,480	$ 564

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

ING T. Rowe
	Price			ING American	ING American
	International	ING U.S. Stock	ING Money	Century Small-	Century Small-
	Stock Portfolio -	Index Portfolio -	Market	Mid Cap Value	Mid Cap Value
	Institutional	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Class	Class I	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 14,450	$ 827	$ 265	$ 2,219	$ 150
Total assets	14,450	827	265	2,219	150
Net assets	$ 14,450	$ 827	$ 265	$ 2,219	$ 150

Net assets
Accumulation units	14,450	827	265	2,219	150
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 14,450	$ 827	$ 265	$ 2,219	$ 150

Total number of mutual fund shares	1,230,826	71,883	265,311	183,107	12,501

Cost of mutual fund shares	$ 16,221	$ 717	$ 265	$ 2,207	$ 127

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

ING Fidelity®
	ING Baron	ING Baron	ING Davis New	ING Davis New	VIP
	Growth	Growth	York Venture	York Venture	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 4,608	$ 218	$ 1,357	$ 82	$ 1,680
Total assets	4,608	218	1,357	82	1,680
Net assets	$ 4,608	$ 218	$ 1,357	$ 82	$ 1,680

Net assets
Accumulation units	4,608	218	1,357	82	1,680
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4,608	$ 218	$ 1,357	$ 82	$ 1,680

Total number of mutual fund shares	193,598	9,420	71,586	4,387	160,198

Cost of mutual fund shares	$ 3,304	$ 151	$ 1,131	$ 73	$ 1,303

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING Fidelity®				ING Invesco
	VIP Equity-	ING Fidelity®		ING Growth	Van Kampen
	Income	VIP Mid Cap	ING Global	and Income	Comstock
	Portfolio -	Portfolio -	Bond Portfolio -	Core Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 355	$ 416	$ 445	$ 135	$ 5,042
Total assets	355	416	445	135	5,042
Net assets	$ 355	$ 416	$ 445	$ 135	$ 5,042

Net assets
Accumulation units	355	416	445	135	5,042
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 355	$ 416	$ 445	$ 135	$ 5,042

Total number of mutual fund shares	36,869	30,988	38,722	4,535	438,077

Cost of mutual fund shares	$ 287	$ 334	$ 445	$ 138	$ 4,440

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

		ING Invesco	ING Invesco
	ING Invesco	Van Kampen	Van Kampen
	Van Kampen	Equity and	Equity and	ING JPMorgan	ING JPMorgan
	Comstock	Income	Income	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 182	$ 9,127	$ 208	$ 6,720	$ 262
Total assets	182	9,127	208	6,720	262
Net assets	$ 182	$ 9,127	$ 208	$ 6,720	$ 262

Net assets
Accumulation units	182	9,127	208	6,720	262
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 182	$ 9,127	$ 208	$ 6,720	$ 262

Total number of mutual fund shares	15,848	250,522	5,742	400,240	15,680

Cost of mutual fund shares	$ 151	$ 8,654	$ 187	$ 5,437	$ 190

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

		ING	ING PIMCO	ING PIMCO	ING Pioneer
	ING Oppenheimer	Oppenheimer	Total Return	Total Return	High Yield
	Global Portfolio -	Global Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 36,664	$ 526	$ 16,203	$ 1,591	$ 6,529
Total assets	36,664	526	16,203	1,591	6,529
Net assets	$ 36,664	$ 526	$ 16,203	$ 1,591	$ 6,529

Net assets
Accumulation units	36,664	526	16,203	1,591	6,529
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 36,664	$ 526	$ 16,203	$ 1,591	$ 6,529

Total number of mutual fund shares	2,434,536	35,936	1,315,153	130,554	562,825

Cost of mutual fund shares	$ 32,519	$ 461	$ 15,582	$ 1,570	$ 6,297

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 4,031	$ 1,396	$ 4,643	$ 1,179	$ 3,204
Total assets	4,031	1,396	4,643	1,179	3,204
Net assets	$ 4,031	$ 1,396	$ 4,643	$ 1,179	$ 3,204

Net assets
Accumulation units	4,031	1,396	4,643	1,179	3,204
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4,031	$ 1,396	$ 4,643	$ 1,179	$ 3,204

Total number of mutual fund shares	352,642	123,082	395,815	101,425	265,921

Cost of mutual fund shares	$ 3,692	$ 1,256	$ 3,918	$ 1,011	$ 2,743

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

				ING Solution	ING Solution
	ING Solution	ING Solution	ING Solution	Income	Income
	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 452	$ 1,947	$ 831	$ 2,911	$ 284
Total assets	452	1,947	831	2,911	284
Net assets	$ 452	$ 1,947	$ 831	$ 2,911	$ 284

Net assets
Accumulation units	452	1,947	831	2,911	284
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 452	$ 1,947	$ 831	$ 2,911	$ 284

Total number of mutual fund shares	37,825	159,467	68,671	261,779	25,771

Cost of mutual fund shares	$ 364	$ 1,736	$ 711	$ 2,931	$ 282

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
Price Diversified Price Diversified
	Mid Cap	Mid Cap	ING T. Rowe	ING T. Rowe	ING Templeton
	Growth	Growth	Price Growth	Price Growth	Foreign Equity
	Portfolio -	Portfolio -	Equity Portfolio -	Equity Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 43,514	$ 213	$ 4,224	$ 378	$ 5,429
Total assets	43,514	213	4,224	378	5,429
Net assets	$ 43,514	$ 213	$ 4,224	$ 378	$ 5,429

Net assets
Accumulation units	43,512	213	4,224	378	5,429
Contracts in payout (annuitization)	2	-	-	-	-
Total net assets	$ 43,514	$ 213	$ 4,224	$ 378	$ 5,429

Total number of mutual fund shares	4,967,347	24,746	65,992	5,995	486,884

Cost of mutual fund shares	$ 42,710	$ 189	$ 3,252	$ 332	$ 4,735

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

				ING Strategic	ING Strategic
	ING Templeton	ING UBS U.S.	ING UBS U.S.	Allocation	Allocation
	Foreign Equity	Large Cap Equity	Large Cap Equity	Conservative	Growth
	Portfolio -	Portfolio - Initial	Portfolio - Service	Portfolio -	Portfolio -
	Service Class	Class	Class	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 616	$ 2,727	$ 16	$ 4,660	$ 6,875
Total assets	616	2,727	16	4,660	6,875
Net assets	$ 616	$ 2,727	$ 16	$ 4,660	$ 6,875

Net assets
Accumulation units	616	2,727	16	4,660	6,875
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 616	$ 2,727	$ 16	$ 4,660	$ 6,875

Total number of mutual fund shares	55,562	278,255	1,690	418,318	625,551

Cost of mutual fund shares	$ 534	$ 2,595	$ 14	$ 4,379	$ 5,817

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

ING BlackRock
	ING Strategic		Science and
	Allocation	ING Growth	Technology	ING Index Plus	ING Index Plus
	Moderate	and Income	Opportunities	LargeCap	MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 11,441	$ 2,332	$ 1,751	$ 2,917	$ 6,206
Total assets	11,441	2,332	1,751	2,917	6,206
Net assets	$ 11,441	$ 2,332	$ 1,751	$ 2,917	$ 6,206

Net assets
Accumulation units	11,441	2,332	1,751	2,917	6,206
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 11,441	$ 2,332	$ 1,751	$ 2,917	$ 6,206

Total number of mutual fund shares	1,035,393	95,010	323,027	189,801	349,423

Cost of mutual fund shares	$ 9,743	$ 1,865	$ 1,726	$ 2,677	$ 4,629

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

ING Russell™
	ING Index Plus	ING	ING	Large Cap	ING Russell™
	SmallCap	International	International	Growth Index	Large Cap
	Portfolio -	Index Portfolio -	Index Portfolio -	Portfolio -	Index Portfolio -
	Class I	Class I	Class S	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 3,632	$ 817	$ 46	$ 37,559	$ 7,427
Total assets	3,632	817	46	37,559	7,427
Net assets	$ 3,632	$ 817	$ 46	$ 37,559	$ 7,427

Net assets
Accumulation units	3,632	817	46	37,559	7,427
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 3,632	$ 817	$ 46	$ 37,559	$ 7,427

Total number of mutual fund shares	234,655	96,606	5,520	2,238,338	672,711

Cost of mutual fund shares	$ 2,943	$ 751	$ 43	$ 24,914	$ 5,345

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING Russell™
	Mid Cap	ING Small	ING	ING MidCap	ING SmallCap
	Growth Index	Company	International	Opportunities	Opportunities
	Portfolio -	Portfolio -	Value Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 941	$ 145	$ 10,057	$ 25,404	$ 14,497
Total assets	941	145	10,057	25,404	14,497
Net assets	$ 941	$ 145	$ 10,057	$ 25,404	$ 14,497

Net assets
Accumulation units	941	145	10,057	25,402	14,497
Contracts in payout (annuitization)	-	-	-	2	-
Total net assets	$ 941	$ 145	$ 10,057	$ 25,404	$ 14,497

Total number of mutual fund shares	51,341	7,375	1,229,521	1,972,363	649,501

Cost of mutual fund shares	$ 743	$ 117	$ 13,939	$ 14,216	$ 10,494

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

Neuberger
	Lord Abbett	Berman AMT
	Series Fund -	Socially	Oppenheimer	PIMCO Real	Pioneer High
	Mid-Cap Stock	Responsive	Main Street	Return Portfolio -	Yield VCT
	Portfolio -	Portfolio® -	Small- & Mid-	Administrative	Portfolio -
	Class VC	Class I	Cap Fund®/VA	Class	Class I
Assets
Investments in mutual funds
at fair value	$ 1,641	$ 3,602	$ 206	$ 16,194	$ 2,468
Total assets	1,641	3,602	206	16,194	2,468
Net assets	$ 1,641	$ 3,602	$ 206	$ 16,194	$ 2,468

Net assets
Accumulation units	1,641	3,602	206	16,194	2,468
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,641	$ 3,602	$ 206	$ 16,194	$ 2,468

Total number of mutual fund shares	90,887	226,658	10,252	1,136,390	235,680

Cost of mutual fund shares	$ 1,293	$ 3,099	$ 158	$ 15,535	$ 2,405

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$ 3,303	$ 2,903
Total assets	3,303	2,903
Net assets	$ 3,303	$ 2,903

Net assets
Accumulation units	3,303	2,903
Contracts in payout (annuitization)	-	-
Total net assets	$ 3,303	$ 2,903

Total number of mutual fund shares	119,929	85,795

Cost of mutual fund shares	$ 2,765	$ 2,495

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		American Funds	American Funds
	American Funds	Insurance	Insurance	Fidelity® VIP	Fidelity® VIP
	Insurance	Series®	Series®	Equity-Income	Contrafund®
	Series® Growth Growth-Income		International	Portfolio -	Portfolio -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 82	$ 115	$ 99	$ 886	$ 873
Total investment income	82	115	99	886	873
Expenses:
Mortality, expense risk
and other charges	141	98	92	406	928
Annual administrative charges	-	-	-	-	1
Total expenses	141	98	92	406	929
Net investment income (loss)	(59)	17	7	480	(56)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(55)	(29)	(233)	(590)	2,116
Capital gains distributions	-	-	-	1,824	-
Total realized gain (loss) on investments
and capital gains distributions	(55)	(29)	(233)	1,234	2,116
Net unrealized appreciation
(depreciation) of investments	1,579	1,025	1,212	2,504	6,978
Net realized and unrealized gain (loss)
on investments	1,524	996	979	3,738	9,094
Net increase (decrease) in net assets
resulting from operations	$ 1,465	$ 1,013	$ 986	$ 4,218	$ 9,038

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		Fidelity® VIP
	Fidelity® VIP	Investment	Fidelity® VIP	Franklin Small
	Index 500	Grade Bond	Money Market	Cap Value	ING Balanced
	Portfolio -	Portfolio -	Portfolio -	Securities	Portfolio -
	Initial Class	Initial Class	Initial Class	Fund - Class 2	Class I
Net investment income (loss)
Income:
Dividends	$ 1,488	$ 366	$ 12	$ 24	$ 18
Total investment income	1,488	366	12	24	18
Expenses:
Mortality, expense risk
and other charges	1,020	221	127	42	8
Annual administrative charges	1	-	-	-	-
Total expenses	1,021	221	127	42	8
Net investment income (loss)	467	145	(115)	(18)	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,345	102	-	187	(21)
Capital gains distributions	929	417	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	3,274	519	-	187	(21)
Net unrealized appreciation
(depreciation) of investments	5,881	18	-	298	76
Net realized and unrealized gain (loss)
on investments	9,155	537	-	485	55
Net increase (decrease) in net assets
resulting from operations	$ 9,622	$ 682	$ (115)	$ 467	$ 65

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the Year Ended December 31, 2012
	(Dollars in thousands)

				ING BlackRock
				Large Cap	ING BlackRock
	ING	ING Artio	ING Artio	Growth	Large Cap
	Intermediate	Foreign	Foreign	Portfolio -	Growth
	Bond Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class I	Service Class	Service 2 Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 168	$ 43	$ 4	$ 90	$ 1
Total investment income	168	43	4	90	1
Expenses:
Mortality, expense risk
and other charges	47	26	3	173	1
Annual administrative charges	-	-	-	-	-
Total expenses	47	26	3	173	1
Net investment income (loss)	121	17	1	(83)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	81	(1,676)	(59)	(253)	3
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	81	(1,676)	(59)	(253)	3
Net unrealized appreciation
(depreciation) of investments	50	1,729	65	1,855	10
Net realized and unrealized gain (loss)
on investments	131	53	6	1,602	13
Net increase (decrease) in net assets
resulting from operations	$ 252	$ 70	$ 7	$ 1,519	$ 13

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the Year Ended December 31, 2012
	(Dollars in thousands)

	ING Clarion				ING Invesco
	Global Real	ING FMRSM			Van Kampen
	Estate	Diversified Mid	ING FMRSM	ING Global	Growth and
	Portfolio -	Cap Portfolio -	Diversified Mid	Resources	Income
	Institutional	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 33	$ 1	$ 13	$ 61	$ 164
Total investment income	33	1	13	61	164
Expenses:
Mortality, expense risk
and other charges	59	2	30	111	126
Annual administrative charges	-	-	-	-	-
Total expenses	59	2	30	111	126
Net investment income (loss)	(26)	(1)	(17)	(50)	38

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	6	19	(420)	(177)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	6	19	(420)	(177)
Net unrealized appreciation
(depreciation) of investments	925	8	251	146	1,230
Net realized and unrealized gain (loss)
on investments	922	14	270	(274)	1,053
Net increase (decrease) in net assets
resulting from operations	$ 896	$ 13	$ 253	$ (324)	$ 1,091

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the Year Ended December 31, 2012
	(Dollars in thousands)

	ING Invesco		ING JPMorgan
	Van Kampen	ING JPMorgan	Small Cap Core	ING Large Cap
	Growth and	Emerging	Equity	Growth	ING Large Cap
	Income	Markets Equity	Portfolio -	Portfolio -	Growth
	Portfolio -	Portfolio -	Institutional	Institutional	Portfolio -
	Service 2 Class	Service Class	Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 3	$ -	$ 81	$ 88	$ -
Total investment income	3	-	81	88	-
Expenses:
Mortality, expense risk
and other charges	2	135	291	230	1
Annual administrative charges	-	-	-	-	-
Total expenses	2	135	291	230	1
Net investment income (loss)	1	(135)	(210)	(142)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(429)	31	142	-
Capital gains distributions	-	244	-	148	1
Total realized gain (loss) on investments
and capital gains distributions	-	(185)	31	290	1
Net unrealized appreciation
(depreciation) of investments	17	1,834	3,486	2,309	9
Net realized and unrealized gain (loss)
on investments	17	1,649	3,517	2,599	10
Net increase (decrease) in net assets
resulting from operations	$ 18	$ 1,514	$ 3,307	$ 2,457	$ 9

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			ING Liquid	ING Marsico
		ING Limited	Assets	Growth	ING Marsico
	ING Large Cap	Maturity Bond	Portfolio -	Portfolio -	Growth
	Value Portfolio -	Portfolio -	Institutional	Institutional	Portfolio -
	Institutional Class Service Class		Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 69	$ 51	$ 2	$ 6	$ -
Total investment income	69	51	2	6	-
Expenses:
Mortality, expense risk
and other charges	38	92	23	12	1
Annual administrative charges	-	-	-	-	-
Total expenses	38	92	23	12	1
Net investment income (loss)	31	(41)	(21)	(6)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(13)	(37)	-	6	8
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(13)	(37)	-	6	8
Net unrealized appreciation
(depreciation) of investments	305	84	-	85	2
Net realized and unrealized gain (loss)
on investments	292	47	-	91	10
Net increase (decrease) in net assets
resulting from operations	$ 323	$ 6	$ (21)	$ 85	$ 9

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					ING T. Rowe
	ING MFS Total	ING MFS Total		ING Pioneer	Price Capital
	Return	Return	ING Pioneer	Mid Cap Value	Appreciation
	Portfolio -	Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 91	$ 7	$ 4	$ 4	$ 352
Total investment income	91	7	4	4	352
Expenses:
Mortality, expense risk
and other charges	53	4	4	7	292
Annual administrative charges	-	-	-	-	-
Total expenses	53	4	4	7	292
Net investment income (loss)	38	3	-	(3)	60

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(66)	9	15	41	(90)
Capital gains distributions	-	-	-	-	589
Total realized gain (loss) on investments
and capital gains distributions	(66)	9	15	41	499
Net unrealized appreciation
(depreciation) of investments	368	15	11	7	1,891
Net realized and unrealized gain (loss)
on investments	302	24	26	48	2,390
Net increase (decrease) in net assets
resulting from operations	$ 340	$ 27	$ 26	$ 45	$ 2,450

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the Year Ended December 31, 2012
	(Dollars in thousands)

	ING T. Rowe		ING T. Rowe
	Price Equity	ING T. Rowe	Price
	Income	Price Equity	International	ING U.S. Stock	ING Money
	Portfolio -	Income	Stock Portfolio -	Index Portfolio -	Market
	Institutional	Portfolio -	Institutional	Institutional	Portfolio -
	Class	Service Class	Class	Class	Class I
Net investment income (loss)
Income:
Dividends	$ 126	$ 13	$ 75	$ 15	$ -
Total investment income	126	13	75	15	-
Expenses:
Mortality, expense risk
and other charges	78	9	197	11	3
Annual administrative charges	-	-	-	-	-
Total expenses	78	9	197	11	3
Net investment income (loss)	48	4	(122)	4	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	235	27	(515)	15	-
Capital gains distributions	-	-	-	22	-
Total realized gain (loss) on investments
and capital gains distributions	235	27	(515)	37	-
Net unrealized appreciation
(depreciation) of investments	516	58	2,904	56	-
Net realized and unrealized gain (loss)
on investments	751	85	2,389	93	-
Net increase (decrease) in net assets
resulting from operations	$ 799	$ 89	$ 2,267	$ 97	$ (3)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING American	ING American
	Century Small-	Century Small-	ING Baron	ING Baron	ING Davis New
	Mid Cap Value	Mid Cap Value	Growth	Growth	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 28	$ 1	$ -	$ -	$ 7
Total investment income	28	1	-	-	7
Expenses:
Mortality, expense risk
and other charges	29	2	61	3	18
Annual administrative charges	-	-	-	-	-
Total expenses	29	2	61	3	18
Net investment income (loss)	(1)	(1)	(61)	(3)	(11)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	21	3	124	14	3
Capital gains distributions	154	10	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	175	13	124	14	3
Net unrealized appreciation
(depreciation) of investments	116	7	663	25	138
Net realized and unrealized gain (loss)
on investments	291	20	787	39	141
Net increase (decrease) in net assets
resulting from operations	$ 290	$ 19	$ 726	$ 36	$ 130

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		ING Fidelity®	ING Fidelity®
	ING Davis New	VIP	VIP Equity-	ING Fidelity®
	York Venture	Contrafund®	Income	VIP Mid Cap	ING Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 8	$ 8	$ -	$ 27
Total investment income	-	8	8	-	27
Expenses:
Mortality, expense risk
and other charges	1	23	5	6	6
Annual administrative charges	-	-	-	-	-
Total expenses	1	23	5	6	6
Net investment income (loss)	(1)	(15)	3	(6)	21

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	23	16	(7)	17
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	23	16	(7)	17
Net unrealized appreciation
(depreciation) of investments	7	213	32	66	(11)
Net realized and unrealized gain (loss)
on investments	8	236	48	59	6
Net increase (decrease) in net assets
resulting from operations	$ 7	$ 221	$ 51	$ 53	$ 27

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the Year Ended December 31, 2012
	(Dollars in thousands)

				ING Invesco	ING Invesco
		ING Invesco	ING Invesco	Van Kampen	Van Kampen
	ING Growth	Van Kampen	Van Kampen	Equity and	Equity and
	and Income	Comstock	Comstock	Income	Income
	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 74 $	2	$ 210	$ 4
Total investment income	-	74	2	210	4
Expenses:
Mortality, expense risk
and other charges	2	70	2	127	3
Annual administrative charges	-	-	-	-	-
Total expenses	2	70	2	127	3
Net investment income (loss)	(2)	4	-	83	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	(152)	(2)	(69)	4
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	6	(152)	(2)	(69)	4
Net unrealized appreciation
(depreciation) of investments	5	935	29	949	16
Net realized and unrealized gain (loss)
on investments	11	783	27	880	20
Net increase (decrease) in net assets
resulting from operations	$ 9	$ 787 $	27	$ 963	$ 21

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			ING	ING
	ING JPMorgan ING JPMorgan		Oppenheimer	Oppenheimer	ING PIMCO
	Mid Cap Value	Mid Cap Value	Global	Global	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 60	$ 2	$ 458	$ 5	$ 495
Total investment income	60	2	458	5	495
Expenses:
Mortality, expense risk
and other charges	91	4	492	7	210
Annual administrative charges	-	-	-	-	1
Total expenses	91	4	492	7	211
Net investment income (loss)	(31)	(2)	(34)	(2)	284

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	38	25	532	26	66
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	38	25	532	26	66
Net unrealized appreciation
(depreciation) of investments	1,082	18	5,915	64	608
Net realized and unrealized gain (loss)
on investments	1,120	43	6,447	90	674
Net increase (decrease) in net assets
resulting from operations	$ 1,089	$ 41	$ 6,413	$ 88	$ 958

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING PIMCO	ING Pioneer
	Total Return	High Yield	ING Solution	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -
	Service Class	Initial Class	Initial Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 46	$ 363	$ 154	$ 53	$ 119
Total investment income	46	363	154	53	119
Expenses:
Mortality, expense risk
and other charges	21	85	50	18	60
Annual administrative charges	-	-	-	-	-
Total expenses	21	85	50	18	60
Net investment income (loss)	25	278	104	35	59

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	82	51	19	198
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	5	82	51	19	198
Net unrealized appreciation
(depreciation) of investments	61	457	167	62	230
Net realized and unrealized gain (loss)
on investments	66	539	218	81	428
Net increase (decrease) in net assets
resulting from operations	$ 91	$ 817	$ 322	$ 116	$ 487

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 30	$ 66	$ 9	$ 34	$ 14
Total investment income	30	66	9	34	14
Expenses:
Mortality, expense risk
and other charges	16	40	6	23	11
Annual administrative charges	-	-	-	-	-
Total expenses	16	40	6	23	11
Net investment income (loss)	14	26	3	11	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8)	34	(1)	21	4
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(8)	34	(1)	21	4
Net unrealized appreciation
(depreciation) of investments	118	289	49	183	90
Net realized and unrealized gain (loss)
on investments	110	323	48	204	94
Net increase (decrease) in net assets
resulting from operations	$ 124	$ 349	$ 51	$ 215	$ 97

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the Year Ended December 31, 2012
	(Dollars in thousands)

			ING T. Rowe	ING T. Rowe
			Price Diversified Price Diversified		ING T. Rowe
	ING Solution	ING Solution	Mid Cap	Mid Cap	Price Growth
	Income	Income	Growth	Growth	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 142	$ 13	$ 219	$ 1	$ 7
Total investment income	142	13	219	1	7
Expenses:
Mortality, expense risk
and other charges	42	3	620	3	58
Annual administrative charges	-	-	-	-	-
Total expenses	42	3	620	3	58
Net investment income (loss)	100	10	(401)	(2)	(51)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(23)	1	(251)	12	1
Capital gains distributions	-	-	3,536	18	-
Total realized gain (loss) on investments
and capital gains distributions	(23)	1	3,285	30	1
Net unrealized appreciation
(depreciation) of investments	167	9	3,066	(1)	668
Net realized and unrealized gain (loss)
on investments	144	10	6,351	29	669
Net increase (decrease) in net assets
resulting from operations	$ 244	$ 20	$ 5,950	$ 27	$ 618

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING T. Rowe			ING UBS U.S.	ING UBS U.S.
	Price Growth	ING Templeton	ING Templeton	Large Cap	Large Cap
	Equity	Foreign Equity Foreign Equity		Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 74	$ 8	$ 26	$ -
Total investment income	-	74	8	26	-
Expenses:
Mortality, expense risk
and other charges	4	44	5	39	-
Annual administrative charges	-	-	-	-	-
Total expenses	4	44	5	39	-
Net investment income (loss)	(4)	30	3	(13)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	30	6	(4)	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	8	30	6	(4)	-
Net unrealized appreciation
(depreciation) of investments	39	781	86	339	1
Net realized and unrealized gain (loss)
on investments	47	811	92	335	1
Net increase (decrease) in net assets
resulting from operations	$ 43	$ 841	$ 95	$ 322	$ 1

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the Year Ended December 31, 2012
	(Dollars in thousands)

					ING BlackRock
	ING Strategic	ING Strategic	ING Strategic		Science and
	Allocation	Allocation	Allocation	ING Growth	Technology
	Conservative	Growth	Moderate	and Income	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 115	$ 97	$ 208	$ 42	$ 3
Total investment income	115	97	208	42	3
Expenses:
Mortality, expense risk
and other charges	65	91	146	32	25
Annual administrative charges	-	-	-	-	-
Total expenses	65	91	146	32	25
Net investment income (loss)	50	6	62	10	(22)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	223	(279)	(5)	(11)	93
Capital gains distributions	-	-	-	-	104
Total realized gain (loss) on investments
and capital gains distributions	223	(279)	(5)	(11)	197
Net unrealized appreciation
(depreciation) of investments	226	1,064	1,101	300	(76)
Net realized and unrealized gain (loss)
on investments	449	785	1,096	289	121
Net increase (decrease) in net assets
resulting from operations	$ 499	$ 791	$ 1,158	$ 299	$ 99

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING	ING
	LargeCap	MidCap	SmallCap	International	International
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Index Portfolio -
	Class I	Class I	Class I	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 46	$ 55	$ 20	$ 19	$ 1
Total investment income	46	55	20	19	1
Expenses:
Mortality, expense risk
and other charges	41	87	51	10	1
Annual administrative charges	-	-	-	-	-
Total expenses	41	87	51	10	1
Net investment income (loss)	5	(32)	(31)	9	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	242	83	(63)	3	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	242	83	(63)	3	-
Net unrealized appreciation
(depreciation) of investments	83	835	456	103	6
Net realized and unrealized gain (loss)
on investments	325	918	393	106	6
Net increase (decrease) in net assets
resulting from operations	$ 330	$ 886	$ 362	$ 115	$ 6

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Russell™		ING Russell™
	Large Cap	ING Russell™	Mid Cap	ING Small
	Growth Index	Large Cap	Growth Index	Company	ING International
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -	Value Portfolio -
	Class I	Class I	Class S	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 449	$ 179	$ 3	$ 1	$ 249
Total investment income	449	179	3	1	249
Expenses:
Mortality, expense risk
and other charges	541	105	13	2	135
Annual administrative charges	-	-	-	-	-
Total expenses	541	105	13	2	135
Net investment income (loss)	(92)	74	(10)	(1)	114

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,431	323	68	3	(1,130)
Capital gains distributions	-	-	-	5	-
Total realized gain (loss) on investments
and capital gains distributions	1,431	323	68	8	(1,130)
Net unrealized appreciation
(depreciation) of investments	3,309	577	62	11	2,583
Net realized and unrealized gain (loss)
on investments	4,740	900	130	19	1,453
Net increase (decrease) in net assets
resulting from operations	$ 4,648	$ 974	$ 120	$ 18	$ 1,567

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the Year Ended December 31, 2012
	(Dollars in thousands)

				Neuberger
			Lord Abbett	Berman AMT
	ING MidCap	ING SmallCap	Series Fund -	Socially	Oppenheimer
	Opportunities	Opportunities Mid-Cap Stock		Responsive	Main Street
	Portfolio -	Portfolio -	Portfolio -	Portfolio® -	Small- & Mid-
	Class I	Class I	Class VC	Class I	Cap Fund®/VA
Net investment income (loss)
Income:
Dividends	$ 135	$ -	$ 11	$ 8	$ 1
Total investment income	135	-	11	8	1
Expenses:
Mortality, expense risk
and other charges	365	204	22	49	3
Annual administrative charges	-	-	-	-	-
Total expenses	365	204	22	49	3
Net investment income (loss)	(230)	(204)	(11)	(41)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,631	917	(49)	33	3
Capital gains distributions	647	1,420	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2,278	2,337	(49)	33	3
Net unrealized appreciation
(depreciation) of investments	987	(311)	248	323	26
Net realized and unrealized gain (loss)
on investments	3,265	2,026	199	356	29
Net increase (decrease) in net assets
resulting from operations	$ 3,035	$ 1,822	$ 188	$ 315	$ 27

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the Year Ended December 31, 2012
	(Dollars in thousands)

		Pioneer High
	PIMCO Real Return	Yield VCT
	Portfolio -	Portfolio -
	Administrative Class	Class I	Wanger Select	Wanger USA
Net investment income (loss)
Income:
Dividends	$ 139	$ 194	$ 14	$ 9
Total investment income	139	194	14	9
Expenses:
Mortality, expense risk
and other charges	186	30	47	40
Annual administrative charges	-	-	-	-
Total expenses	186	30	47	40
Net investment income (loss)	(47)	164	(33)	(31)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	134	59	(77)	(45)
Capital gains distributions	816	-	-	142
Total realized gain (loss) on investments
and capital gains distributions	950	59	(77)	97
Net unrealized appreciation
(depreciation) of investments	(38)	57	635	405
Net realized and unrealized gain (loss)
on investments	912	116	558	502
Net increase (decrease) in net assets
resulting from operations	$ 865	$ 280	$ 525	$ 471

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		American Funds	American Funds
	American Funds	Insurance	Insurance	Fidelity® VIP
	Insurance	Series®	Series®	Equity-Income
	Series® Growth Growth-Income International			Portfolio -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Initial Class
Net assets at January 1, 2011	$ 8,340	$ 5,777	$ 6,281	$ 31,601

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(69)	15	27	304
Total realized gain (loss) on investments
and capital gains distributions	(85)	(92)	(214)	(436)
Net unrealized appreciation (depreciation)
of investments	(395)	(145)	(894)	35
Net increase (decrease) in net assets from operations	(549)	(222)	(1,081)	(97)
Changes from principal transactions:
Premiums	1,733	1,095	1,193	1,429
Death Benefits	(4)	(1)	(2)	(48)
Surrenders and withdrawals	(588)	(380)	(390)	(3,911)
Policy Loans	10	(6)	(9)	126
Contract Charges	(9)	(4)	(5)	7
Transfers between Divisions
(including fixed account), net	(74)	62	(37)	(1,214)
Increase (decrease) in net assets derived from
principal transactions	1,068	766	750	(3,611)
Total increase (decrease) in net assets	519	544	(331)	(3,708)
Net assets at December 31, 2011	8,859	6,321	5,950	27,893

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(59)	17	7	480
Total realized gain (loss) on investments
and capital gains distributions	(55)	(29)	(233)	1,234
Net unrealized appreciation (depreciation)
of investments	1,579	1,025	1,212	2,504
Net increase (decrease) in net assets from operations	1,465	1,013	986	4,218
Changes from principal transactions:
Premiums	1,450	891	931	1,226
Death Benefits	(14)	(3)	(3)	(62)
Surrenders and withdrawals	(622)	(495)	(400)	(3,257)
Policy Loans	(55)	(8)	(14)	77
Contract Charges	(8)	(4)	(4)	8
Transfers between Divisions
(including fixed account), net	(411)	(367)	(438)	(1,051)
Increase (decrease) in net assets derived from
principal transactions	340	14	72	(3,059)
Total increase (decrease) in net assets	1,805	1,027	1,058	1,159
Net assets at December 31, 2012	$ 10,664	$ 7,348	$ 7,008	$ 29,052

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Fidelity® VIP
	Contrafund®	Index 500	Grade Bond	Money Market
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2011	$ 70,904	$ 75,026	$ 16,041	$ 9,588

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(283)	363	276	(121)
Total realized gain (loss) on investments
and capital gains distributions	870	2,405	480	-
Net unrealized appreciation (depreciation)
of investments	(3,111)	(2,318)	129	-
Net increase (decrease) in net assets from operations	(2,524)	450	885	(121)
Changes from principal transactions:
Premiums	4,426	3,281	1,036	4,688
Death Benefits	(153)	(156)	(27)	(67)
Surrenders and withdrawals	(7,741)	(7,836)	(2,321)	(1,603)
Policy Loans	132	124	1	47
Contract Charges	(4)	11	2	3
Transfers between Divisions
(including fixed account), net	(2,552)	(2,184)	(228)	(3,424)
Increase (decrease) in net assets derived from
principal transactions	(5,892)	(6,760)	(1,537)	(356)
Total increase (decrease) in net assets	(8,416)	(6,310)	(652)	(477)
Net assets at December 31, 2011	62,488	68,716	15,389	9,111

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(56)	467	145	(115)
Total realized gain (loss) on investments
and capital gains distributions	2,116	3,274	519	-
Net unrealized appreciation (depreciation)
of investments	6,978	5,881	18	-
Net increase (decrease) in net assets from operations	9,038	9,622	682	(115)
Changes from principal transactions:
Premiums	4,050	2,935	979	6,492
Death Benefits	(133)	(203)	(44)	(4)
Surrenders and withdrawals	(6,716)	(7,423)	(1,899)	(1,788)
Policy Loans	70	285	26	66
Contract Charges	1	16	3	3
Transfers between Divisions
(including fixed account), net	(3,241)	(1,908)	712	(4,702)
Increase (decrease) in net assets derived from
principal transactions	(5,969)	(6,298)	(223)	67
Total increase (decrease) in net assets	3,069	3,324	459	(48)
Net assets at December 31, 2012	$ 65,557	$ 72,040	$ 15,848	$ 9,063

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Franklin Small		ING	ING Artio
	Cap Value	ING Balanced	Intermediate	Foreign
	Securities Fund -	Portfolio -	Bond Portfolio -	Portfolio -
	Class 2	Class I	Class I	Service Class
Net assets at January 1, 2011	$ 2,840	$ 726	$ 2,565	$ 4,461

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	10	95	19
Total realized gain (loss) on investments
and capital gains distributions	32	(31)	5	(390)
Net unrealized appreciation (depreciation)
of investments	(185)	7	54	(607)
Net increase (decrease) in net assets from operations	(173)	(14)	154	(978)
Changes from principal transactions:
Premiums	550	-	357	425
Death Benefits	(6)	-	(7)	(14)
Surrenders and withdrawals	(254)	(123)	(372)	(315)
Policy Loans	(1)	-	3	5
Contract Charges	(2)	(1)	(2)	-
Transfers between Divisions
(including fixed account), net	(139)	(13)	300	(269)
Increase (decrease) in net assets derived from
principal transactions	148	(137)	279	(168)
Total increase (decrease) in net assets	(25)	(151)	433	(1,146)
Net assets at December 31, 2011	2,815	575	2,998	3,315

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	10	121	17
Total realized gain (loss) on investments
and capital gains distributions	187	(21)	81	(1,676)
Net unrealized appreciation (depreciation)
of investments	298	76	50	1,729
Net increase (decrease) in net assets from operations	467	65	252	70
Changes from principal transactions:
Premiums	423	-	405	192
Death Benefits	(2)	-	-	(7)
Surrenders and withdrawals	(246)	(111)	(493)	(178)
Policy Loans	(16)	-	(12)	8
Contract Charges	(2)	(1)	(2)	-
Transfers between Divisions
(including fixed account), net	(123)	(1)	682	(3,400)
Increase (decrease) in net assets derived from
principal transactions	34	(113)	580	(3,385)
Total increase (decrease) in net assets	501	(48)	832	(3,315)
Net assets at December 31, 2012	$ 3,316	$ 527	$ 3,830	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING BlackRock
		Large Cap	ING BlackRock
	ING Artio	Growth	Large Cap	ING Clarion
	Foreign	Portfolio -	Growth	Global Real
	Portfolio -	Institutional	Portfolio -	Estate Portfolio -
	Service 2 Class	Class	Service Class	Institutional Class
Net assets at January 1, 2011	$ 576	$ 12,882	$ 61	$ 3,933

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(105)	(1)	89
Total realized gain (loss) on investments
and capital gains distributions	(137)	(392)	6	(35)
Net unrealized appreciation (depreciation)
of investments	23	179	(8)	(299)
Net increase (decrease) in net assets from operations	(113)	(318)	(3)	(245)
Changes from principal transactions:
Premiums	45	619	35	495
Death Benefits	-	(19)	-	(3)
Surrenders and withdrawals	(101)	(1,214)	2	(480)
Policy Loans	(3)	23	1	3
Contract Charges	(1)	1	-	(2)
Transfers between Divisions
(including fixed account), net	(59)	(351)	(4)	(98)
Increase (decrease) in net assets derived from
principal transactions	(119)	(941)	34	(85)
Total increase (decrease) in net assets	(232)	(1,259)	31	(330)
Net assets at December 31, 2011	344	11,623	92	3,603

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(83)	-	(26)
Total realized gain (loss) on investments
and capital gains distributions	(59)	(253)	3	(3)
Net unrealized appreciation (depreciation)
of investments	65	1,855	10	925
Net increase (decrease) in net assets from operations	7	1,519	13	896
Changes from principal transactions:
Premiums	22	551	14	484
Death Benefits	(1)	(20)	-	(4)
Surrenders and withdrawals	(14)	(1,384)	(10)	(343)
Policy Loans	-	38	(1)	(2)
Contract Charges	-	2	-	(2)
Transfers between Divisions
(including fixed account), net	(358)	(216)	1	47
Increase (decrease) in net assets derived from
principal transactions	(351)	(1,029)	4	180
Total increase (decrease) in net assets	(344)	490	17	1,076
Net assets at December 31, 2012	$ -	$ 12,113	$ 109	$ 4,679

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING Invesco
	ING FMRSM			Van Kampen
	Diversified Mid	ING FMRSM	ING Global	Growth and
	Cap Portfolio -	Diversified Mid	Resources	Income
	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class
Net assets at January 1, 2011	$ 119	$ 2,077	$ 9,123	$ 9,681

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(26)	(80)	(16)
Total realized gain (loss) on investments
and capital gains distributions	8	(7)	(219)	(209)
Net unrealized appreciation (depreciation)
of investments	(24)	(242)	(772)	(86)
Net increase (decrease) in net assets from operations	(18)	(275)	(1,071)	(311)
Changes from principal transactions:
Premiums	37	286	1,186	582
Death Benefits	-	-	(8)	(20)
Surrenders and withdrawals	(23)	(147)	(705)	(1,078)
Policy Loans	-	(5)	(9)	31
Contract Charges	-	(1)	(3)	2
Transfers between Divisions
(including fixed account), net	(10)	33	(16)	(290)
Increase (decrease) in net assets derived from
principal transactions	4	166	445	(773)
Total increase (decrease) in net assets	(14)	(109)	(626)	(1,084)
Net assets at December 31, 2011	105	1,968	8,497	8,597

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(17)	(50)	38
Total realized gain (loss) on investments
and capital gains distributions	6	19	(420)	(177)
Net unrealized appreciation (depreciation)
of investments	8	251	146	1,230
Net increase (decrease) in net assets from operations	13	253	(324)	1,091
Changes from principal transactions:
Premiums	15	241	859	540
Death Benefits	-	-	(4)	(49)
Surrenders and withdrawals	(10)	(110)	(683)	(930)
Policy Loans	-	(2)	24	84
Contract Charges	-	(1)	(2)	2
Transfers between Divisions
(including fixed account), net	(13)	(229)	(725)	(301)
Increase (decrease) in net assets derived from
principal transactions	(8)	(101)	(531)	(654)
Total increase (decrease) in net assets	5	152	(855)	437
Net assets at December 31, 2012	$ 110	$ 2,120	$ 7,642	$ 9,034

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Invesco		ING JPMorgan
	Van Kampen	ING JPMorgan	Small Cap Core	ING Large Cap
	Growth and	Emerging	Equity	Growth
	Income	Markets Equity	Portfolio -	Portfolio -
	Portfolio -	Portfolio -	Institutional	Institutional
	Service 2 Class	Service Class	Class	Class
Net assets at January 1, 2011	$ 111	$ 11,117	$ 22,337	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(56)	(181)	(163)
Total realized gain (loss) on investments
and capital gains distributions	(2)	139	(213)	1,004
Net unrealized appreciation (depreciation)
of investments	(1)	(2,268)	(96)	(860)
Net increase (decrease) in net assets from operations	(4)	(2,185)	(490)	(19)
Changes from principal transactions:
Premiums	37	1,550	941	549
Death Benefits	-	(46)	(37)	(18)
Surrenders and withdrawals	(1)	(722)	(2,324)	(1,491)
Policy Loans	(3)	(14)	10	(4)
Contract Charges	-	(2)	3	(1)
Transfers between Divisions
(including fixed account), net	(3)	(732)	(654)	16,171
Increase (decrease) in net assets derived from
principal transactions	30	34	(2,061)	15,206
Total increase (decrease) in net assets	26	(2,151)	(2,551)	15,187
Net assets at December 31, 2011	137	8,966	19,786	15,187

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(135)	(210)	(142)
Total realized gain (loss) on investments
and capital gains distributions	-	(185)	31	290
Net unrealized appreciation (depreciation)
of investments	17	1,834	3,486	2,309
Net increase (decrease) in net assets from operations	18	1,514	3,307	2,457
Changes from principal transactions:
Premiums	11	1,244	858	582
Death Benefits	-	(29)	(39)	(23)
Surrenders and withdrawals	(3)	(829)	(2,366)	(1,712)
Policy Loans	1	9	28	51
Contract Charges	-	(1)	2	-
Transfers between Divisions
(including fixed account), net	9	(845)	(702)	(381)
Increase (decrease) in net assets derived from
principal transactions	18	(451)	(2,219)	(1,483)
Total increase (decrease) in net assets	36	1,063	1,088	974
Net assets at December 31, 2012	$ 173	$ 10,029	$ 20,874	$ 16,161

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Large Cap	ING Large Cap	ING Limited
	Growth	Value Portfolio -	Maturity Bond	ING Liquid Assets
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Institutional Class
Net assets at January 1, 2011	$ -	$ 1,790	$ 7,567	$ 1,505

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(9)	122	(23)
Total realized gain (loss) on investments
and capital gains distributions	3	(69)	(57)	-
Net unrealized appreciation (depreciation)
of investments	(3)	117	(80)	-
Net increase (decrease) in net assets from operations	(1)	39	(15)	(23)
Changes from principal transactions:
Premiums	5	342	499	256
Death Benefits	-	(6)	(101)	(10)
Surrenders and withdrawals	(7)	(339)	(978)	(247)
Policy Loans	-	(11)	(15)	8
Contract Charges	-	(1)	2	(1)
Transfers between Divisions
(including fixed account), net	48	619	(245)	268
Increase (decrease) in net assets derived from
principal transactions	46	604	(838)	274
Total increase (decrease) in net assets	45	643	(853)	251
Net assets at December 31, 2011	45	2,433	6,714	1,756

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	31	(41)	(21)
Total realized gain (loss) on investments
and capital gains distributions	1	(13)	(37)	-
Net unrealized appreciation (depreciation)
of investments	9	305	84	-
Net increase (decrease) in net assets from operations	9	323	6	(21)
Changes from principal transactions:
Premiums	22	275	460	226
Death Benefits	-	(22)	(31)	(1)
Surrenders and withdrawals	(1)	(234)	(677)	(312)
Policy Loans	-	6	23	-
Contract Charges	-	(1)	2	(1)
Transfers between Divisions
(including fixed account), net	20	12	159	155
Increase (decrease) in net assets derived from
principal transactions	41	36	(64)	67
Total increase (decrease) in net assets	50	359	(58)	46
Net assets at December 31, 2012	$ 95	$ 2,792	$ 6,656	$ 1,802

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Marsico
	Growth	ING Marsico
	Portfolio -	Growth	ING MFS Total	ING MFS Total
	Institutional	Portfolio -	Return Portfolio -	Return Portfolio -
	Class	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2011	$ 749	$ 122	$ 3,285	$ 240

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(2)	37	2
Total realized gain (loss) on investments
and capital gains distributions	(3)	8	(91)	(9)
Net unrealized appreciation (depreciation)
of investments	(14)	(10)	56	8
Net increase (decrease) in net assets from operations	(24)	(4)	2	1
Changes from principal transactions:
Premiums	97	11	566	69
Death Benefits	-	-	(1)	-
Surrenders and withdrawals	(63)	(26)	(300)	(54)
Policy Loans	1	1	(20)	(2)
Contract Charges	(1)	-	(2)	-
Transfers between Divisions
(including fixed account), net	(23)	(13)	4	8
Increase (decrease) in net assets derived from
principal transactions	11	(27)	247	21
Total increase (decrease) in net assets	(13)	(31)	249	22
Net assets at December 31, 2011	736	91	3,534	262

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(1)	38	3
Total realized gain (loss) on investments
and capital gains distributions	6	8	(66)	9
Net unrealized appreciation (depreciation)
of investments	85	2	368	15
Net increase (decrease) in net assets from operations	85	9	340	27
Changes from principal transactions:
Premiums	81	8	523	69
Death Benefits	-	-	(4)	-
Surrenders and withdrawals	(92)	(16)	(323)	(13)
Policy Loans	-	(1)	(2)	(9)
Contract Charges	(1)	-	(2)	-
Transfers between Divisions
(including fixed account), net	41	(2)	(166)	14
Increase (decrease) in net assets derived from
principal transactions	29	(11)	26	61
Total increase (decrease) in net assets	114	(2)	366	88
Net assets at December 31, 2012	$ 850	$ 89	$ 3,900	$ 350

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING T. Rowe
		ING Pioneer	Price Capital	ING T. Rowe
	ING Pioneer	Mid Cap Value	Appreciation	Price Equity
	Fund Portfolio -	Portfolio -	Portfolio -	Income Portfolio -
	Service Class	Service Class	Service Class	Institutional Class
Net assets at January 1, 2011	$ 283	$ 455	$ 15,396	$ 5,047

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	98	44
Total realized gain (loss) on investments
and capital gains distributions	8	-	(256)	153
Net unrealized appreciation (depreciation)
of investments	(29)	(33)	404	(312)
Net increase (decrease) in net assets from operations	(21)	(33)	246	(115)
Changes from principal transactions:
Premiums	63	82	2,401	679
Death Benefits	-	-	(3)	(9)
Surrenders and withdrawals	(15)	(25)	(1,489)	(517)
Policy Loans	(1)	(3)	(32)	(11)
Contract Charges	-	-	(3)	(2)
Transfers between Divisions
(including fixed account), net	(14)	10	1,438	4
Increase (decrease) in net assets derived from
principal transactions	33	64	2,312	144
Total increase (decrease) in net assets	12	31	2,558	29
Net assets at December 31, 2011	295	486	17,954	5,076

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(3)	60	48
Total realized gain (loss) on investments
and capital gains distributions	15	41	499	235
Net unrealized appreciation (depreciation)
of investments	11	7	1,891	516
Net increase (decrease) in net assets from operations	26	45	2,450	799
Changes from principal transactions:
Premiums	45	72	2,483	631
Death Benefits	(1)	-	(44)	-
Surrenders and withdrawals	(27)	(52)	(1,860)	(541)
Policy Loans	(1)	(10)	(40)	(38)
Contract Charges	-	-	(3)	(2)
Transfers between Divisions
(including fixed account), net	(14)	(79)	2,289	(117)
Increase (decrease) in net assets derived from
principal transactions	2	(69)	2,825	(67)
Total increase (decrease) in net assets	28	(24)	5,275	732
Net assets at December 31, 2012	$ 323	$ 462	$ 23,229	$ 5,808

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING T. Rowe
		Price
	ING T. Rowe	International	ING U.S. Stock	ING Money
	Price Equity	Stock Portfolio -	Index Portfolio -	Market
	Income Portfolio -	Institutional	Institutional	Portfolio -
	Service Class	Class	Class	Class I
Net assets at January 1, 2011	$ 494	$ 17,097	$ 513	$ 396

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	371	5	(4)
Total realized gain (loss) on investments
and capital gains distributions	49	(540)	25	-
Net unrealized appreciation (depreciation)
of investments	(61)	(1,949)	(28)	-
Net increase (decrease) in net assets from operations	(9)	(2,118)	2	(4)
Changes from principal transactions:
Premiums	114	841	115	180
Death Benefits	-	(20)	-	-
Surrenders and withdrawals	(64)	(1,717)	(24)	(243)
Policy Loans	4	1	(1)	-
Contract Charges	(1)	(3)	-	-
Transfers between Divisions
(including fixed account), net	(37)	(612)	52	(125)
Increase (decrease) in net assets derived from
principal transactions	16	(1,510)	142	(188)
Total increase (decrease) in net assets	7	(3,628)	144	(192)
Net assets at December 31, 2011	501	13,469	657	204

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(122)	4	(3)
Total realized gain (loss) on investments
and capital gains distributions	27	(515)	37	-
Net unrealized appreciation (depreciation)
of investments	58	2,904	56	-
Net increase (decrease) in net assets from operations	89	2,267	97	(3)
Changes from principal transactions:
Premiums	153	778	149	163
Death Benefits	-	(35)	(2)	-
Surrenders and withdrawals	(30)	(1,345)	(101)	(5)
Policy Loans	(2)	(5)	1	-
Contract Charges	(1)	-	-	-
Transfers between Divisions
(including fixed account), net	(59)	(679)	26	(94)
Increase (decrease) in net assets derived from
principal transactions	61	(1,286)	73	64
Total increase (decrease) in net assets	150	981	170	61
Net assets at December 31, 2012	$ 651	$ 14,450	$ 827	$ 265

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING American	ING American
	Century Small-	Century Small-	ING Baron	ING Baron
	Mid Cap Value	Mid Cap Value	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2011	$ 1,958	$ 123	$ 3,917	$ 227

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(1)	(58)	(3)
Total realized gain (loss) on investments
and capital gains distributions	451	(1)	52	1
Net unrealized appreciation (depreciation)
of investments	(546)	(4)	39	5
Net increase (decrease) in net assets from operations	(99)	(6)	33	3
Changes from principal transactions:
Premiums	263	21	500	37
Death Benefits	(22)	-	(4)	(2)
Surrenders and withdrawals	(176)	(14)	(354)	(43)
Policy Loans	(5)	-	6	-
Contract Charges	-	-	(2)	-
Transfers between Divisions
(including fixed account), net	(6)	1	(4)	(15)
Increase (decrease) in net assets derived from
principal transactions	54	8	142	(23)
Total increase (decrease) in net assets	(45)	2	175	(20)
Net assets at December 31, 2011	1,913	125	4,092	207

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	(61)	(3)
Total realized gain (loss) on investments
and capital gains distributions	175	13	124	14
Net unrealized appreciation (depreciation)
of investments	116	7	663	25
Net increase (decrease) in net assets from operations	290	19	726	36
Changes from principal transactions:
Premiums	272	16	376	18
Death Benefits	-	-	(28)	-
Surrenders and withdrawals	(187)	(11)	(349)	(24)
Policy Loans	(3)	1	(11)	(2)
Contract Charges	-	-	(1)	-
Transfers between Divisions
(including fixed account), net	(66)	-	(197)	(17)
Increase (decrease) in net assets derived from
principal transactions	16	6	(210)	(25)
Total increase (decrease) in net assets	306	25	516	11
Net assets at December 31, 2012	$ 2,219	$ 150	$ 4,608	$ 218

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING Fidelity®	ING Fidelity®
	ING Davis New	ING Davis New	VIP	VIP Equity-
	York Venture	York Venture	Contrafund®	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Service Class
Net assets at January 1, 2011	$ 1,216	$ 103	$ 1,685	$ 335

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	-	(11)	-
Total realized gain (loss) on investments
and capital gains distributions	(34)	(6)	(157)	(26)
Net unrealized appreciation (depreciation)
of investments	(40)	(5)	98	21
Net increase (decrease) in net assets from operations	(76)	(11)	(70)	(5)
Changes from principal transactions:
Premiums	266	22	276	63
Death Benefits	(22)	(1)	(1)	-
Surrenders and withdrawals	(136)	(51)	(211)	(48)
Policy Loans	(4)	-	(2)	2
Contract Charges	(1)	-	(2)	(1)
Transfers between Divisions
(including fixed account), net	(65)	1	(118)	(8)
Increase (decrease) in net assets derived from
principal transactions	38	(29)	(58)	8
Total increase (decrease) in net assets	(38)	(40)	(128)	3
Net assets at December 31, 2011	1,178	63	1,557	338

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	(1)	(15)	3
Total realized gain (loss) on investments
and capital gains distributions	3	1	23	16
Net unrealized appreciation (depreciation)
of investments	138	7	213	32
Net increase (decrease) in net assets from operations	130	7	221	51
Changes from principal transactions:
Premiums	137	13	169	27
Death Benefits	-	-	(5)	-
Surrenders and withdrawals	(51)	(1)	(180)	(62)
Policy Loans	(1)	-	(3)	(1)
Contract Charges	(1)	-	(2)	-
Transfers between Divisions
(including fixed account), net	(35)	-	(77)	2
Increase (decrease) in net assets derived from
principal transactions	49	12	(98)	(34)
Total increase (decrease) in net assets	179	19	123	17
Net assets at December 31, 2012	$ 1,357	$ 82	$ 1,680	$ 355

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING Invesco
	ING Fidelity®		ING Growth	Van Kampen
	VIP Mid Cap	ING Global	and Income	Comstock
	Portfolio -	Bond Portfolio -	Core Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2011	$ 496	$ 452	$ 158	$ 4,911

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	23	(1)	13
Total realized gain (loss) on investments
and capital gains distributions	(10)	27	16	(114)
Net unrealized appreciation (depreciation)
of investments	(43)	(38)	(39)	(82)
Net increase (decrease) in net assets from operations	(59)	12	(24)	(183)
Changes from principal transactions:
Premiums	64	82	15	549
Death Benefits	-	(6)	-	(1)
Surrenders and withdrawals	(49)	(122)	(12)	(404)
Policy Loans	-	1	-	(31)
Contract Charges	(1)	(1)	-	(1)
Transfers between Divisions
(including fixed account), net	(29)	14	(1)	10
Increase (decrease) in net assets derived from
principal transactions	(15)	(32)	2	122
Total increase (decrease) in net assets	(74)	(20)	(22)	(61)
Net assets at December 31, 2011	422	432	136	4,850

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	21	(2)	4
Total realized gain (loss) on investments
and capital gains distributions	(7)	17	6	(152)
Net unrealized appreciation (depreciation)
of investments	66	(11)	5	935
Net increase (decrease) in net assets from operations	53	27	9	787
Changes from principal transactions:
Premiums	60	70	14	391
Death Benefits	(1)	(20)	-	(9)
Surrenders and withdrawals	(101)	(39)	(24)	(463)
Policy Loans	(2)	(12)	-	8
Contract Charges	(1)	(1)	-	(1)
Transfers between Divisions
(including fixed account), net	(14)	(12)	-	(521)
Increase (decrease) in net assets derived from
principal transactions	(59)	(14)	(10)	(595)
Total increase (decrease) in net assets	(6)	13	(1)	192
Net assets at December 31, 2012	$ 416	$ 445	$ 135	$ 5,042

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Invesco	ING Invesco Van	ING Invesco Van
	Van Kampen	Kampen Equity	Kampen Equity	ING JPMorgan
	Comstock	and Income	and Income	Mid Cap Value
	Portfolio -	Portfolio - Initial	Portfolio - Service	Portfolio -
	Service Class	Class	Class	Initial Class
Net assets at January 1, 2011	$ 226	$ 9,762	$ 195	$ 5,892

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	75	1	(19)
Total realized gain (loss) on investments
and capital gains distributions	(26)	(118)	1	(12)
Net unrealized appreciation (depreciation)
of investments	23	(193)	(5)	62
Net increase (decrease) in net assets from operations	(4)	(236)	(3)	31
Changes from principal transactions:
Premiums	10	418	63	615
Death Benefits	-	(14)	-	(5)
Surrenders and withdrawals	(66)	(936)	(34)	(479)
Policy Loans	1	(10)	-	(12)
Contract Charges	-	(2)	-	1
Transfers between Divisions
(including fixed account), net	(9)	(129)	(35)	(95)
Increase (decrease) in net assets derived from
principal transactions	(64)	(673)	(6)	25
Total increase (decrease) in net assets	(68)	(909)	(9)	56
Net assets at December 31, 2011	158	8,853	186	5,948

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	83	1	(31)
Total realized gain (loss) on investments
and capital gains distributions	(2)	(69)	4	38
Net unrealized appreciation (depreciation)
of investments	29	949	16	1,082
Net increase (decrease) in net assets from operations	27	963	21	1,089
Changes from principal transactions:
Premiums	11	398	22	550
Death Benefits	(3)	(15)	(3)	(30)
Surrenders and withdrawals	(8)	(1,152)	(10)	(620)
Policy Loans	(1)	32	(7)	6
Contract Charges	-	-	-	-
Transfers between Divisions
(including fixed account), net	(2)	48	(1)	(223)
Increase (decrease) in net assets derived from
principal transactions	(3)	(689)	1	(317)
Total increase (decrease) in net assets	24	274	22	772
Net assets at December 31, 2012	$ 182	$ 9,127	$ 208	$ 6,720

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING JPMorgan	ING	ING	ING PIMCO
	Mid Cap Value	Oppenheimer	Oppenheimer	Total Return
	Portfolio -	Global Portfolio -	Global Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class
Net assets at January 1, 2011	$ 315	$ 41,101	$ 439	$ 12,287

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	20	(1)	233
Total realized gain (loss) on investments
and capital gains distributions	7	592	(17)	437
Net unrealized appreciation (depreciation)
of investments	(4)	(4,148)	(35)	(415)
Net increase (decrease) in net assets from operations	1	(3,536)	(53)	255
Changes from principal transactions:
Premiums	26	1,894	122	1,854
Death Benefits	(2)	(77)	-	(126)
Surrenders and withdrawals	(61)	(4,700)	(45)	(1,140)
Policy Loans	2	50	1	(26)
Contract Charges	-	3	(1)	(3)
Transfers between Divisions
(including fixed account), net	(46)	(901)	(8)	589
Increase (decrease) in net assets derived from
principal transactions	(81)	(3,731)	69	1,148
Total increase (decrease) in net assets	(80)	(7,267)	16	1,403
Net assets at December 31, 2011	235	33,834	455	13,690

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(34)	(2)	284
Total realized gain (loss) on investments
and capital gains distributions	25	532	26	66
Net unrealized appreciation (depreciation)
of investments	18	5,915	64	608
Net increase (decrease) in net assets from operations	41	6,413	88	958
Changes from principal transactions:
Premiums	22	1,629	120	1,887
Death Benefits	-	(53)	-	(54)
Surrenders and withdrawals	(28)	(3,862)	(41)	(1,729)
Policy Loans	1	123	(6)	(31)
Contract Charges	-	7	(1)	(2)
Transfers between Divisions
(including fixed account), net	(9)	(1,427)	(89)	1,484
Increase (decrease) in net assets derived from
principal transactions	(14)	(3,583)	(17)	1,555
Total increase (decrease) in net assets	27	2,830	71	2,513
Net assets at December 31, 2012	$ 262	$ 36,664	$ 526	$ 16,203

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING PIMCO	ING Pioneer
	Total Return	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2015 Portfolio -
	Service Class	Initial Class	Initial Class	Service Class
Net assets at January 1, 2011	$ 1,108	$ 6,055	$ 2,499	$ 975

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	263	57	20
Total realized gain (loss) on investments
and capital gains distributions	54	770	38	33
Net unrealized appreciation (depreciation)
of investments	(60)	(1,161)	(156)	(74)
Net increase (decrease) in net assets from operations	19	(128)	(61)	(21)
Changes from principal transactions:
Premiums	226	456	700	226
Death Benefits	(5)	(19)	-	-
Surrenders and withdrawals	(263)	(634)	(194)	(115)
Policy Loans	4	4	(38)	5
Contract Charges	(1)	-	(2)	(1)
Transfers between Divisions
(including fixed account), net	318	(100)	44	60
Increase (decrease) in net assets derived from
principal transactions	279	(293)	510	175
Total increase (decrease) in net assets	298	(421)	449	154
Net assets at December 31, 2011	1,406	5,634	2,948	1,129

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	278	104	35
Total realized gain (loss) on investments
and capital gains distributions	5	82	51	19
Net unrealized appreciation (depreciation)
of investments	61	457	167	62
Net increase (decrease) in net assets from operations	91	817	322	116
Changes from principal transactions:
Premiums	289	533	875	204
Death Benefits	(1)	(23)	(1)	-
Surrenders and withdrawals	(240)	(607)	(141)	(71)
Policy Loans	(11)	(37)	(16)	(3)
Contract Charges	(1)	1	(2)	(1)
Transfers between Divisions
(including fixed account), net	58	211	46	22
Increase (decrease) in net assets derived from
principal transactions	94	78	761	151
Total increase (decrease) in net assets	185	895	1,083	267
Net assets at December 31, 2012	$ 1,591	$ 6,529	$ 4,031	$ 1,396

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Initial Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2011	$ 3,568	$ 973	$ 1,856	$ 382

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	8	9	1
Total realized gain (loss) on investments
and capital gains distributions	11	(6)	(3)	(5)
Net unrealized appreciation (depreciation)
of investments	(223)	(52)	(146)	(19)
Net increase (decrease) in net assets from operations	(176)	(50)	(140)	(23)
Changes from principal transactions:
Premiums	689	137	679	35
Death Benefits	(3)	-	-	-
Surrenders and withdrawals	(104)	(2)	(60)	(18)
Policy Loans	(26)	(5)	(8)	(1)
Contract Charges	(4)	(1)	(3)	(1)
Transfers between Divisions
(including fixed account), net	48	(15)	56	(3)
Increase (decrease) in net assets derived from
principal transactions	600	114	664	12
Total increase (decrease) in net assets	424	64	524	(11)
Net assets at December 31, 2011	3,992	1,037	2,380	371

Increase (decrease) in net assets
Operations:
Net investment income (loss)	59	14	26	3
Total realized gain (loss) on investments
and capital gains distributions	198	(8)	34	(1)
Net unrealized appreciation (depreciation)
of investments	230	118	289	49
Net increase (decrease) in net assets from operations	487	124	349	51
Changes from principal transactions:
Premiums	674	85	580	39
Death Benefits	(49)	-	-	-
Surrenders and withdrawals	(104)	(62)	(67)	(9)
Policy Loans	(54)	-	(20)	2
Contract Charges	(4)	(1)	(4)	(1)
Transfers between Divisions
(including fixed account), net	(299)	(4)	(14)	(1)
Increase (decrease) in net assets derived from
principal transactions	164	18	475	30
Total increase (decrease) in net assets	651	142	824	81
Net assets at December 31, 2012	$ 4,643	$ 1,179	$ 3,204	$ 452

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING Solution	ING Solution
	ING Solution	ING Solution	Income	Income
	2045 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2011	$ 1,131	$ 656	$ 3,104	$ 152

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(2)	87	6
Total realized gain (loss) on investments
and capital gains distributions	51	5	(17)	5
Net unrealized appreciation (depreciation)
of investments	(139)	(51)	(91)	(15)
Net increase (decrease) in net assets from operations	(87)	(48)	(21)	(4)
Changes from principal transactions:
Premiums	558	78	42	79
Death Benefits	-	-	-	-
Surrenders and withdrawals	(34)	(5)	(223)	(8)
Policy Loans	(7)	-	(9)	4
Contract Charges	(2)	-	(1)	-
Transfers between Divisions
(including fixed account), net	(178)	(4)	31	(16)
Increase (decrease) in net assets derived from
principal transactions	337	69	(160)	59
Total increase (decrease) in net assets	250	21	(181)	55
Net assets at December 31, 2011	1,381	677	2,923	207

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	3	100	10
Total realized gain (loss) on investments
and capital gains distributions	21	4	(23)	1
Net unrealized appreciation (depreciation)
of investments	183	90	167	9
Net increase (decrease) in net assets from operations	215	97	244	20
Changes from principal transactions:
Premiums	356	65	89	37
Death Benefits	-	-	(1)	-
Surrenders and withdrawals	(28)	(6)	(332)	(4)
Policy Loans	2	2	(46)	-
Contract Charges	(3)	(1)	(1)	-
Transfers between Divisions
(including fixed account), net	24	(3)	35	24
Increase (decrease) in net assets derived from
principal transactions	351	57	(256)	57
Total increase (decrease) in net assets	566	154	(12)	77
Net assets at December 31, 2012	$ 1,947	$ 831	$ 2,911	$ 284

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Diversified	Price Diversified
	Mid Cap	Mid Cap	ING T. Rowe	ING T. Rowe
	Growth	Growth	Price Growth	Price Growth
	Portfolio -	Portfolio -	Equity Portfolio -	Equity Portfolio -
	Initial Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2011	$ 48,780	$ 158	$ 3,965	$ 188

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(503)	(3)	(52)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(363)	5	(15)	26
Net unrealized appreciation (depreciation)
of investments	(1,334)	(14)	(40)	(30)
Net increase (decrease) in net assets from operations	(2,200)	(12)	(107)	(7)
Changes from principal transactions:
Premiums	1,888	40	456	47
Death Benefits	(98)	-	(5)	-
Surrenders and withdrawals	(4,922)	(5)	(241)	(9)
Policy Loans	(64)	(1)	(2)	(1)
Contract Charges	(11)	-	(1)	-
Transfers between Divisions
(including fixed account), net	(1,352)	2	(431)	10
Increase (decrease) in net assets derived from
principal transactions	(4,559)	36	(224)	47
Total increase (decrease) in net assets	(6,759)	24	(331)	40
Net assets at December 31, 2011	42,021	182	3,634	228

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(401)	(2)	(51)	(4)
Total realized gain (loss) on investments
and capital gains distributions	3,285	30	1	8
Net unrealized appreciation (depreciation)
of investments	3,066	(1)	668	39
Net increase (decrease) in net assets from operations	5,950	27	618	43
Changes from principal transactions:
Premiums	1,605	37	397	91
Death Benefits	(51)	(3)	(29)	-
Surrenders and withdrawals	(4,512)	(2)	(392)	(8)
Policy Loans	15	(1)	(9)	(8)
Contract Charges	(5)	-	(1)	-
Transfers between Divisions
(including fixed account), net	(1,509)	(27)	6	32
Increase (decrease) in net assets derived from
principal transactions	(4,457)	4	(28)	107
Total increase (decrease) in net assets	1,493	31	590	150
Net assets at December 31, 2012	$ 43,514	$ 213	$ 4,224	$ 378

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Templeton	ING Templeton	ING UBS U.S.	ING UBS U.S.
	Foreign Equity	Foreign Equity	Large Cap Equity	Large Cap Equity
	Portfolio -	Portfolio -	Portfolio - Initial	Portfolio - Service
	Initial Class	Service Class	Class	Class
Net assets at January 1, 2011	$ 1,267	$ 193	$ 3,099	$ 14

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	-	(8)	-
Total realized gain (loss) on investments
and capital gains distributions	65	(9)	(22)	2
Net unrealized appreciation (depreciation)
of investments	(268)	(19)	(78)	(2)
Net increase (decrease) in net assets from operations	(195)	(28)	(108)	-
Changes from principal transactions:
Premiums	278	43	126	3
Death Benefits	(23)	(1)	(2)	-
Surrenders and withdrawals	(33)	(21)	(317)	(5)
Policy Loans	(11)	-	20	-
Contract Charges	(1)	-	-	-
Transfers between Divisions
(including fixed account), net	44	(8)	(63)	-
Increase (decrease) in net assets derived from
principal transactions	254	13	(236)	(2)
Total increase (decrease) in net assets	59	(15)	(344)	(2)
Net assets at December 31, 2011	1,326	178	2,755	12

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	3	(13)	-
Total realized gain (loss) on investments
and capital gains distributions	30	6	(4)	-
Net unrealized appreciation (depreciation)
of investments	781	86	339	1
Net increase (decrease) in net assets from operations	841	95	322	1
Changes from principal transactions:
Premiums	399	50	118	3
Death Benefits	(4)	(2)	(1)	-
Surrenders and withdrawals	(245)	(41)	(346)	-
Policy Loans	(4)	-	17	-
Contract Charges	-	(1)	1	-
Transfers between Divisions
(including fixed account), net	3,116	337	(139)	-
Increase (decrease) in net assets derived from
principal transactions	3,262	343	(350)	3
Total increase (decrease) in net assets	4,103	438	(28)	4
Net assets at December 31, 2012	$ 5,429	$ 616	$ 2,727	$ 16

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Strategic	ING Strategic	ING Strategic
	Allocation	Allocation	Allocation	ING Growth
	Conservative	Growth	Moderate	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2011	$ 3,727	$ 5,415	$ 8,273	$ 2,209

Increase (decrease) in net assets
Operations:
Net investment income (loss)	109	68	165	(2)
Total realized gain (loss) on investments
and capital gains distributions	41	(242)	(115)	(34)
Net unrealized appreciation (depreciation)
of investments	(143)	(95)	(233)	1
Net increase (decrease) in net assets from operations	7	(269)	(183)	(35)
Changes from principal transactions:
Premiums	573	1,026	1,800	176
Death Benefits	-	(50)	-	(3)
Surrenders and withdrawals	(411)	(234)	(472)	(214)
Policy Loans	2	2	(72)	8
Contract Charges	(3)	(6)	(12)	(1)
Transfers between Divisions
(including fixed account), net	138	4	(192)	(34)
Increase (decrease) in net assets derived from
principal transactions	299	742	1,052	(68)
Total increase (decrease) in net assets	306	473	869	(103)
Net assets at December 31, 2011	4,033	5,888	9,142	2,106

Increase (decrease) in net assets
Operations:
Net investment income (loss)	50	6	62	10
Total realized gain (loss) on investments
and capital gains distributions	223	(279)	(5)	(11)
Net unrealized appreciation (depreciation)
of investments	226	1,064	1,101	300
Net increase (decrease) in net assets from operations	499	791	1,158	299
Changes from principal transactions:
Premiums	469	1,082	1,670	194
Death Benefits	-	(2)	-	(1)
Surrenders and withdrawals	(300)	(661)	(672)	(248)
Policy Loans	3	(13)	(47)	-
Contract Charges	(3)	(6)	(10)	(1)
Transfers between Divisions
(including fixed account), net	(41)	(204)	200	(17)
Increase (decrease) in net assets derived from
principal transactions	128	196	1,141	(73)
Total increase (decrease) in net assets	627	987	2,299	226
Net assets at December 31, 2012	$ 4,660	$ 6,875	$ 11,441	$ 2,332

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING BlackRock
	Science and
	Technology	ING Index Plus	ING Index Plus	ING Index Plus
	Opportunities	LargeCap	MidCap	SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2011	$ 1,534	$ 2,799	$ 6,530	$ 3,849

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(23)	23	(37)	(20)
Total realized gain (loss) on investments
and capital gains distributions	104	(70)	(208)	(152)
Net unrealized appreciation (depreciation)
of investments	(299)	(15)	109	100
Net increase (decrease) in net assets from operations	(218)	(62)	(136)	(72)
Changes from principal transactions:
Premiums	378	176	462	315
Death Benefits	-	(5)	(6)	(2)
Surrenders and withdrawals	(85)	(264)	(776)	(396)
Policy Loans	(2)	14	10	(5)
Contract Charges	(1)	1	(1)	(1)
Transfers between Divisions
(including fixed account), net	9	(48)	(379)	(275)
Increase (decrease) in net assets derived from
principal transactions	299	(126)	(690)	(364)
Total increase (decrease) in net assets	81	(188)	(826)	(436)
Net assets at December 31, 2011	1,615	2,611	5,704	3,413

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	5	(32)	(31)
Total realized gain (loss) on investments
and capital gains distributions	197	242	83	(63)
Net unrealized appreciation (depreciation)
of investments	(76)	83	835	456
Net increase (decrease) in net assets from operations	99	330	886	362
Changes from principal transactions:
Premiums	264	244	401	281
Death Benefits	-	(4)	(24)	(9)
Surrenders and withdrawals	(99)	(244)	(595)	(301)
Policy Loans	(13)	(9)	6	(4)
Contract Charges	(1)	-	(1)	-
Transfers between Divisions
(including fixed account), net	(114)	(11)	(171)	(110)
Increase (decrease) in net assets derived from
principal transactions	37	(24)	(384)	(143)
Total increase (decrease) in net assets	136	306	502	219
Net assets at December 31, 2012	$ 1,751	$ 2,917	$ 6,206	$ 3,632

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING Russell™
	ING	ING	Large Cap	ING Russell™
	International	International	Growth Index	Large Cap
	Index Portfolio -	Index Portfolio -	Portfolio -	Index Portfolio -
	Class I	Class S	Class I	Class I
Net assets at January 1, 2011	$ 808	$ 52	$ 39,815	$ 8,288

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	-	(53)	18
Total realized gain (loss) on investments
and capital gains distributions	19	1	1,320	318
Net unrealized appreciation (depreciation)
of investments	(124)	(8)	(236)	(237)
Net increase (decrease) in net assets from operations	(96)	(7)	1,031	99
Changes from principal transactions:
Premiums	6	117	1,566	365
Death Benefits	-	-	(42)	(4)
Surrenders and withdrawals	(14)	(147)	(4,283)	(1,122)
Policy Loans	-	(1)	101	13
Contract Charges	-	(1)	(1)	1
Transfers between Divisions
(including fixed account), net	(62)	23	(1,857)	(425)
Increase (decrease) in net assets derived from
principal transactions	(70)	(9)	(4,516)	(1,172)
Total increase (decrease) in net assets	(166)	(16)	(3,485)	(1,073)
Net assets at December 31, 2011	642	36	36,330	7,215

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	-	(92)	74
Total realized gain (loss) on investments
and capital gains distributions	3	-	1,431	323
Net unrealized appreciation (depreciation)
of investments	103	6	3,309	577
Net increase (decrease) in net assets from operations	115	6	4,648	974
Changes from principal transactions:
Premiums	4	83	1,403	330
Death Benefits	-	-	(103)	(33)
Surrenders and withdrawals	(4)	(46)	(4,113)	(861)
Policy Loans	-	(5)	174	31
Contract Charges	-	(1)	3	1
Transfers between Divisions
(including fixed account), net	60	(27)	(783)	(230)
Increase (decrease) in net assets derived from
principal transactions	60	4	(3,419)	(762)
Total increase (decrease) in net assets	175	10	1,229	212
Net assets at December 31, 2012	$ 817	$ 46	$ 37,559	$ 7,427

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

ING Russell™
	Mid Cap	ING Small	ING	ING MidCap
	Growth Index	Company	International	Opportunities
	Portfolio -	Portfolio -	Value Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I
Net assets at January 1, 2011	$ 825	$ 168	$ 12,895	$ 27,418

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(1)	127	(376)
Total realized gain (loss) on investments
and capital gains distributions	38	7	(1,186)	1,505
Net unrealized appreciation (depreciation)
of investments	(61)	(11)	(787)	(1,577)
Net increase (decrease) in net assets from operations	(32)	(5)	(1,846)	(448)
Changes from principal transactions:
Premiums	116	2	615	968
Death Benefits	-	-	(19)	(47)
Surrenders and withdrawals	(99)	(7)	(1,495)	(2,991)
Policy Loans	(4)	-	51	41
Contract Charges	-	-	1	(3)
Transfers between Divisions
(including fixed account), net	58	(23)	(778)	(264)
Increase (decrease) in net assets derived from
principal transactions	71	(28)	(1,625)	(2,296)
Total increase (decrease) in net assets	39	(33)	(3,471)	(2,744)
Net assets at December 31, 2011	864	135	9,424	24,674

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(1)	114	(230)
Total realized gain (loss) on investments
and capital gains distributions	68	8	(1,130)	2,278
Net unrealized appreciation (depreciation)
of investments	62	11	2,583	987
Net increase (decrease) in net assets from operations	120	18	1,567	3,035
Changes from principal transactions:
Premiums	127	-	514	855
Death Benefits	-	-	(39)	(49)
Surrenders and withdrawals	(125)	(6)	(1,006)	(2,545)
Policy Loans	3	(1)	22	17
Contract Charges	-	-	2	(2)
Transfers between Divisions
(including fixed account), net	(48)	(1)	(427)	(581)
Increase (decrease) in net assets derived from
principal transactions	(43)	(8)	(934)	(2,305)
Total increase (decrease) in net assets	77	10	633	730
Net assets at December 31, 2012	$ 941	$ 145	$ 10,057	$ 25,404

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			Neuberger
		Lord Abbett	Berman AMT
	ING SmallCap	Series Fund -	Socially	Oppenheimer
	Opportunities Mid-Cap Stock		Responsive	Main Street
	Portfolio -	Portfolio -	Portfolio® -	Small- & Mid-
	Class I	Class VC	Class I	Cap Fund®/VA
Net assets at January 1, 2011	$ 15,226	$ 1,415	$ 3,396	$ 136

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(204)	(18)	(36)	(1)
Total realized gain (loss) on investments
and capital gains distributions	826	(73)	55	(4)
Net unrealized appreciation (depreciation)
of investments	(698)	13	(177)	(2)
Net increase (decrease) in net assets from operations	(76)	(78)	(158)	(7)
Changes from principal transactions:
Premiums	637	218	348	36
Death Benefits	(15)	(5)	(3)	-
Surrenders and withdrawals	(1,552)	(146)	(304)	(12)
Policy Loans	(26)	-	15	3
Contract Charges	(4)	(1)	-	-
Transfers between Divisions
(including fixed account), net	(347)	50	(8)	(9)
Increase (decrease) in net assets derived from
principal transactions	(1,307)	116	48	18
Total increase (decrease) in net assets	(1,383)	38	(110)	11
Net assets at December 31, 2011	13,843	1,453	3,286	147

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(204)	(11)	(41)	(2)
Total realized gain (loss) on investments
and capital gains distributions	2,337	(49)	33	3
Net unrealized appreciation (depreciation)
of investments	(311)	248	323	26
Net increase (decrease) in net assets from operations	1,822	188	315	27
Changes from principal transactions:
Premiums	542	180	355	27
Death Benefits	(2)	-	(9)	-
Surrenders and withdrawals	(1,434)	(103)	(188)	(17)
Policy Loans	(12)	(2)	9	1
Contract Charges	(2)	(1)	-	-
Transfers between Divisions
(including fixed account), net	(260)	(74)	(166)	21
Increase (decrease) in net assets derived from
principal transactions	(1,168)	-	1	32
Total increase (decrease) in net assets	654	188	316	59
Net assets at December 31, 2012	$ 14,497	$ 1,641	$ 3,602	$ 206

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	PIMCO Real	Pioneer High
	Return Portfolio -	Yield VCT
	Administrative	Portfolio -
	Class	Class I	Wanger Select	Wanger USA
Net assets at January 1, 2011	$ 7,714	$ 1,828	$ 4,124	$ 2,552

Increase (decrease) in net assets
Operations:
Net investment income (loss)	348	77	32	(39)
Total realized gain (loss) on investments
and capital gains distributions	113	182	(58)	223
Net unrealized appreciation (depreciation)
of investments	373	(352)	(749)	(335)
Net increase (decrease) in net assets from operations	834	(93)	(775)	(151)
Changes from principal transactions:
Premiums	2,053	468	431	439
Death Benefits	(101)	(2)	(5)	-
Surrenders and withdrawals	(1,125)	(254)	(420)	(215)
Policy Loans	(65)	(13)	(6)	(13)
Contract Charges	(5)	(1)	(1)	(1)
Transfers between Divisions
(including fixed account), net	1,070	(141)	(116)	26
Increase (decrease) in net assets derived from
principal transactions	1,827	57	(117)	236
Total increase (decrease) in net assets	2,661	(36)	(892)	85
Net assets at December 31, 2011	10,375	1,792	3,232	2,637

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47)	164	(33)	(31)
Total realized gain (loss) on investments
and capital gains distributions	950	59	(77)	97
Net unrealized appreciation (depreciation)
of investments	(38)	57	635	405
Net increase (decrease) in net assets from operations	865	280	525	471
Changes from principal transactions:
Premiums	2,584	357	271	356
Death Benefits	(7)	(1)	(8)	(1)
Surrenders and withdrawals	(789)	(134)	(360)	(300)
Policy Loans	(92)	(5)	(3)	(8)
Contract Charges	(6)	(1)	(1)	(1)
Transfers between Divisions
(including fixed account), net	3,264	180	(353)	(251)
Increase (decrease) in net assets derived from
principal transactions	4,954	396	(454)	(205)
Total increase (decrease) in net assets	5,819	676	71	266
Net assets at December 31, 2012	$ 16,194	$ 2,468	$ 3,303	$ 2,903

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

1.	Organization

ReliaStar Life Insurance Company Separate Account N (the “Account”), formerly
Northern Life Separate Account One, was established by Northern Life Insurance
Company (“Northern Life”) to support the operations of variable annuity contracts
(“Contracts”). In 2002, Northern Life merged with ReliaStar Life Insurance Company
(“ReliaStar Life” or the “Company”). The Company is an indirect wholly owned subsidiary of ING U.S., Inc. (name changed from ING America Insurance Holding, Inc.)
ING U.S., Inc. is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands.

ING has announced the anticipated separation of its global banking and insurance businesses. While all options for effecting this separation remain open, ING has announced that the base case for this separation includes an initial public offering (“IPO”)
of ING U.S., Inc. which together with its subsidiaries, constitutes ING's U.S.-based retirement, investment management, and insurance operations. ING U.S., Inc. filed a registration statement on Form S-1 with the U.S. Securities and Exchange Commission
(“SEC”) on November 9, 2012, which was amended on January 23, 2013 and March 19, 2013, in connection with the proposed IPO of its common stock.

The Account is registered as a unit investment trust with the SEC under the Investment
Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or a fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

At December 31, 2012, the Account had 102 investment divisions (the “Divisions”), 16 of which invest in an independently managed mutual fund portfolio and 86 of which invest in a mutual fund portfolio advised by affiliates, either ING Investments, LLC
(“IIL”) or Directed Services LLC (“DSL”). The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”).
Investment Divisions with asset balances at December 31, 2012, and related Trusts are as follows:

American Funds Insurance Series:	Fidelity® Variable Insurance Products II:
American Funds Insurance Series® Growth Fund -	Fidelity® VIP Contrafund® Portfolio - Initial Class
Class 2	Fidelity® VIP Index 500 Portfolio - Initial Class
American Funds Insurance Series® Growth-Income	Fidelity® Variable Insurance Products V:
Fund - Class 2	Fidelity® VIP Investment Grade Bond Portfolio -
American Funds Insurance Series® International	Initial Class
Fund - Class 2	Fidelity® VIP Money Market Portfolio - Initial Class
Fidelity® Variable Insurance Products:	Franklin Templeton Variable Insurance Products Trust:
Fidelity® VIP Equity-Income Portfolio - Initial Class	Franklin Small Cap Value Securities Fund - Class 2

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

ING Balanced Portfolio, Inc.:	ING Partners, Inc. (continued):
ING Balanced Portfolio - Class I	ING Davis New York Venture Portfolio - Initial Class
ING Intermediate Bond Portfolio:	ING Davis New York Venture Portfolio - Service Class
ING Intermediate Bond Portfolio - Class I	ING Fidelity® VIP Contrafund® Portfolio - Service
ING Investors Trust:	Class
ING BlackRock Large Cap Growth Portfolio -	ING Fidelity® VIP Equity-Income Portfolio - Service
Institutional Class	Class
ING BlackRock Large Cap Growth Portfolio - Service	ING Fidelity® VIP Mid Cap Portfolio - Service Class
Class	ING Global Bond Portfolio - Service Class
ING Clarion Global Real Estate Portfolio -	ING Growth and Income Core Portfolio - Service Class
Institutional Class	ING Invesco Van Kampen Comstock Portfolio - Initial
ING FMRSM Diversified Mid Cap Portfolio -	Class
Institutional Class	ING Invesco Van Kampen Comstock Portfolio - Service
ING FMRSM Diversified Mid Cap Portfolio - Service	Class
Class	ING Invesco Van Kampen Equity and Income Portfolio -
ING Global Resources Portfolio - Service Class	Initial Class
ING Invesco Van Kampen Growth and Income	ING Invesco Van Kampen Equity and Income Portfolio -
Portfolio - Service Class	Service Class
ING Invesco Van Kampen Growth and Income	ING JPMorgan Mid Cap Value Portfolio - Initial Class
Portfolio - Service 2 Class	ING JPMorgan Mid Cap Value Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio -	ING Oppenheimer Global Portfolio - Initial Class
Service Class	ING Oppenheimer Global Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio -	ING PIMCO Total Return Portfolio - Initial Class
Institutional Class	ING PIMCO Total Return Portfolio - Service Class
ING Large Cap Growth Portfolio - Institutional Class	ING Pioneer High Yield Portfolio - Initial Class
ING Large Cap Growth Portfolio - Service Class	ING Solution 2015 Portfolio - Initial Class
ING Large Cap Value Portfolio - Institutional Class	ING Solution 2015 Portfolio - Service Class
ING Limited Maturity Bond Portfolio - Service Class	ING Solution 2025 Portfolio - Initial Class
ING Liquid Assets Portfolio - Institutional Class	ING Solution 2025 Portfolio - Service Class
ING Marsico Growth Portfolio - Institutional Class	ING Solution 2035 Portfolio - Initial Class
ING Marsico Growth Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class
ING MFS Total Return Portfolio - Service Class	ING Solution 2045 Portfolio - Initial Class
ING MFS Total Return Portfolio - Service 2 Class	ING Solution 2045 Portfolio - Service Class
ING Pioneer Fund Portfolio - Service Class	ING Solution Income Portfolio - Initial Class
ING Pioneer Mid Cap Value Portfolio - Service Class	ING Solution Income Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio -	ING T. Rowe Price Diversified Mid Cap Growth
Service Class	Portfolio - Initial Class
ING T. Rowe Price Equity Income Portfolio -	ING T. Rowe Price Diversified Mid Cap Growth
Institutional Class	Portfolio - Service Class
ING T. Rowe Price Equity Income Portfolio - Service	ING T. Rowe Price Growth Equity Portfolio - Initial
Class	Class
ING T. Rowe Price International Stock Portfolio -	ING T. Rowe Price Growth Equity Portfolio - Service
Institutional Class	Class
ING U.S. Stock Index Portfolio - Institutional Class	ING Templeton Foreign Equity Portfolio - Initial Class
ING Money Market Portfolio:	ING Templeton Foreign Equity Portfolio - Service Class
ING Money Market Portfolio - Class I	ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING Partners, Inc.:	ING UBS U.S. Large Cap Equity Portfolio - Service
ING American Century Small-Mid Cap Value	Class
Portfolio - Initial Class	ING Strategic Allocation Portfolios, Inc.:
ING American Century Small-Mid Cap Value	ING Strategic Allocation Conservative Portfolio - Class I
Portfolio - Service Class	ING Strategic Allocation Growth Portfolio - Class I
ING Baron Growth Portfolio - Initial Class	ING Strategic Allocation Moderate Portfolio - Class I
ING Baron Growth Portfolio - Service Class

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	ING Variable Funds:	ING Variable Products Trust:
	ING Growth and Income Portfolio - Class I	ING International Value Portfolio - Class I
	ING Variable Portfolios, Inc.:	ING MidCap Opportunities Portfolio - Class I
	ING BlackRock Science and Technology	ING SmallCap Opportunities Portfolio - Class I
	Opportunities Portfolio - Class I	Lord Abbett Series Fund, Inc.:
	ING Index Plus LargeCap Portfolio - Class I	Lord Abbett Series Fund - Mid-Cap Stock Portfolio -
	ING Index Plus MidCap Portfolio - Class I	Class VC
	ING Index Plus SmallCap Portfolio - Class I	Neuberger Berman Advisers Management Trust:
	ING International Index Portfolio - Class I	Neuberger Berman AMT Socially Responsive
	ING International Index Portfolio - Class S	Portfolio® - Class I
	ING RussellTM Large Cap Growth Index Portfolio -	Oppenheimer Variable Account Funds:
	Class I	Oppenheimer Main Street Small- & Mid-Cap
	ING RussellTM Large Cap Index Portfolio - Class I	Fund®/VA
	ING RussellTM Mid Cap Growth Index Portfolio -	PIMCO Variable Insurance Trust:
	Class S	PIMCO Real Return Portfolio - Administrative Class
	ING Small Company Portfolio - Class I	Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I
Wanger Advisors Trust:
Wanger Select
Wanger USA

The names of certain Divisions were changed during 2012. The following is a summary of current and former names for those Divisions:

	Current Name	Former Name
	ING Partners, Inc.:	ING Partners, Inc.:
	ING Baron Growth Portfolio - Initial Class	ING Baron Small Cap Growth Portfolio - Initial Class
	ING Baron Growth Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class
	ING Growth and Income Core Portfolio - Service Class	ING Thornburg Value Portfolio - Service Class
	Lord Abbett Series Fund, Inc.:	Lord Abbett Series Fund, Inc.:
	Lord Abbett Series Fund - Mid-Cap Stock Portfolio -	Lord Abbett Series Fund - Mid-Cap Value Portfolio -
	Class VC	Class VC

During 2012, the following Divisions were closed to contract owners:

ING Investors Trust:
ING Artio Foreign Portfolio - Service Class
ING Artio Foreign Portfolio - Service 2 Class

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue
Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the
Account attributable to the contract owners are excluded in the determination of the federal income tax liability of ReliaStar Life, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of
Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company to the extent that benefits to be paid to the contract owners exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life). Any net unsettled transactions

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

as of the reporting date are included in Payable to related parties on the Statements of
Assets and Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2012 and for the years ended
December 31, 2012 and 2011, were issued.

3.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values
(“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2012 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2012. The Account had no financial liabilities as of
December 31, 2012.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level
1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
§	Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

§ Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees

Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover ReliaStar Life’s expenses in connection with the issuance and administration of the
Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

ReliaStar Life assumes mortality and expense risks related to the operations of the
Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.40% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.20% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $35 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the
Contracts. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract. These charges are assessed through the redemption of units.

Transfer Charges

A transfer charge of up to $25 may be imposed on each transfer between Divisions in excess of twelve transfers in any one calendar year. These charges are assessed through the redemption of units.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contract owner’s state of residence and currently ranges up to 4.00% of premiums.
These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed accumulation benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through either a reduction in unit values or the redemption of units.

Fees Waived by ReliaStar Life

Certain charges and fees for various types of Contracts may be waived by ReliaStar Life.
ReliaStar Life reserves the right to discontinue these waivers at its discretion or to conform with the changes in the law.

5.	Related Party Transactions

During the year ended December 31, 2012, management fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment adviser to ING Investors Trust and ING Partners, Inc. The Trusts’ advisory agreement provided for a fee at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were also paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to ING Balanced Portfolio, Inc., ING Intermediate Bond
Portfolio, ING Money Market Portfolio, ING Strategic Allocation Portfolios, Inc., ING
Variable Funds, ING Variable Portfolios, Inc., and ING Variable Products Trust. The
Trusts’ advisory agreement provided for a fee at annual rates ranging from 0.08% to
0.95% of the average net assets of each respective Fund of the Trust.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

6.	Purchases and Sales of Investment Securities

	The aggregate cost of purchases and proceeds from sales of investments for the year
	ended December 31, 2012 follow:

		Purchases	Sales
		(Dollars in thousands)
	American Funds Insurance Series:
	American Funds Insurance Series® Growth Fund - Class 2	$ 1,094	$ 812
	American Funds Insurance Series® Growth-Income Fund - Class 2	748	718
	American Funds Insurance Series® International Fund - Class 2	737	657
	Fidelity® Variable Insurance Products:
	Fidelity® VIP Equity-Income Portfolio - Initial Class	2,984	3,741
	Fidelity® Variable Insurance Products II:
	Fidelity® VIP Contrafund® Portfolio - Initial Class	1,773	7,800
	Fidelity® VIP Index 500 Portfolio - Initial Class	3,507	8,412
	Fidelity® Variable Insurance Products V:
	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2,402	2,065
	Fidelity® VIP Money Market Portfolio - Initial Class	7,320	7,368
	Franklin Templeton Variable Insurance Products Trust:
	Franklin Small Cap Value Securities Fund - Class 2	469	452
	ING Balanced Portfolio, Inc.:
	ING Balanced Portfolio - Class I	18	121
	ING Intermediate Bond Portfolio:
	ING Intermediate Bond Portfolio - Class I	1,295	593
	ING Investors Trust:
	ING Artio Foreign Portfolio - Service Class	175	3,543
	ING Artio Foreign Portfolio - Service 2 Class	22	372
	ING BlackRock Large Cap Growth Portfolio - Institutional Class	403	1,514
	ING BlackRock Large Cap Growth Portfolio - Service Class	16	12
	ING Clarion Global Real Estate Portfolio - Institutional Class	546	392
	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	14	24
	ING FMRSM Diversified Mid Cap Portfolio - Service Class	254	373
	ING Global Resources Portfolio - Service Class	616	1,197
	ING Invesco Van Kampen Growth and Income Portfolio - Service Class	423	1,040
	ING Invesco Van Kampen Growth and Income Portfolio - Service 2 Class	22	4
	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	1,276	1,617
	ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	377	2,806
	ING Large Cap Growth Portfolio - Institutional Class	662	2,139
	ING Large Cap Growth Portfolio - Service Class	43	2
	ING Large Cap Value Portfolio - Institutional Class	432	366
	ING Limited Maturity Bond Portfolio - Service Class	848	953
	ING Liquid Assets Portfolio - Institutional Class	695	649
	ING Marsico Growth Portfolio - Institutional Class	131	108
	ING Marsico Growth Portfolio - Service Class	8	20
	ING MFS Total Return Portfolio - Service Class	583	518
	ING MFS Total Return Portfolio - Service 2 Class	114	51
	ING Pioneer Fund Portfolio - Service Class	47	45

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust (continued):
ING Pioneer Mid Cap Value Portfolio - Service Class	$ 67	$ 138
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	5,422	1,949
ING T. Rowe Price Equity Income Portfolio - Institutional Class	748	767
ING T. Rowe Price Equity Income Portfolio - Service Class	180	115
ING T. Rowe Price International Stock Portfolio - Institutional Class	377	1,787
ING U.S. Stock Index Portfolio - Institutional Class	202	104
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	211	150
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Initial Class	479	310
ING American Century Small-Mid Cap Value Portfolio - Service Class	31	15
ING Baron Growth Portfolio - Initial Class	379	650
ING Baron Growth Portfolio - Service Class	15	42
ING Davis New York Venture Portfolio - Initial Class	217	179
ING Davis New York Venture Portfolio - Service Class	13	2
ING Fidelity® VIP Contrafund® Portfolio - Service Class	143	255
ING Fidelity® VIP Equity-Income Portfolio - Service Class	28	59
ING Fidelity® VIP Mid Cap Portfolio - Service Class	55	120
ING Global Bond Portfolio - Service Class	105	98
ING Growth and Income Core Portfolio - Service Class	13	24
ING Invesco Van Kampen Comstock Portfolio - Initial Class	364	955
ING Invesco Van Kampen Comstock Portfolio - Service Class	12	15
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class	550	1,157
ING Invesco Van Kampen Equity and Income Portfolio - Service Class	25	22
ING JPMorgan Mid Cap Value Portfolio - Initial Class	550	897
ING JPMorgan Mid Cap Value Portfolio - Service Class	42	58
ING Oppenheimer Global Portfolio - Initial Class	742	4,360
ING Oppenheimer Global Portfolio - Service Class	118	137
ING PIMCO Total Return Portfolio - Initial Class	3,439	1,601
ING PIMCO Total Return Portfolio - Service Class	399	279
ING Pioneer High Yield Portfolio - Initial Class	1,328	973
ING Solution 2015 Portfolio - Initial Class	1,074	209
ING Solution 2015 Portfolio - Service Class	267	82
ING Solution 2025 Portfolio - Initial Class	823	600
ING Solution 2025 Portfolio - Service Class	112	81
ING Solution 2035 Portfolio - Initial Class	610	108
ING Solution 2035 Portfolio - Service Class	43	11
ING Solution 2045 Portfolio - Initial Class	427	64
ING Solution 2045 Portfolio - Service Class	73	13
ING Solution Income Portfolio - Initial Class	287	443
ING Solution Income Portfolio - Service Class	77	10
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	4,058	5,382
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	53	33
ING T. Rowe Price Growth Equity Portfolio - Initial Class	531	611
ING T. Rowe Price Growth Equity Portfolio - Service Class	132	29
ING Templeton Foreign Equity Portfolio - Initial Class	3,649	358
ING Templeton Foreign Equity Portfolio - Service Class	400	55

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc. (continued):
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	$ 143	$ 506
ING UBS U.S. Large Cap Equity Portfolio - Service Class	3	-
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	2,807	2,629
ING Strategic Allocation Growth Portfolio - Class I	1,034	831
ING Strategic Allocation Moderate Portfolio - Class I	2,067	864
ING Variable Funds:
ING Growth and Income Portfolio - Class I	256	319
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I	403	284
ING Index Plus LargeCap Portfolio - Class I	717	736
ING Index Plus MidCap Portfolio - Class I	759	1,176
ING Index Plus SmallCap Portfolio - Class I	322	494
ING International Index Portfolio - Class I	145	75
ING International Index Portfolio - Class S	9	4
ING Russell™ Large Cap Growth Index Portfolio - Class I	698	4,209
ING Russell™ Large Cap Index Portfolio - Class I	419	1,106
ING Russell™ Mid Cap Growth Index Portfolio - Class S	146	199
ING Small Company Portfolio - Class I	6	10
ING Variable Products Trust:
ING International Value Portfolio - Class I	436	1,255
ING MidCap Opportunities Portfolio - Class I	1,440	3,329
ING SmallCap Opportunities Portfolio - Class I	2,048	2,002
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Stock Portfolio - Class VC	179	191
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	308	348
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	47	17
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	6,717	994
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	885	326
Wanger Advisors Trust:
Wanger Select	188	675
Wanger USA	511	604

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

7.	Changes in Units

The net changes in units outstanding follow:

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	179,394	143,999	35,395	233,239	119,400	113,839
American Funds Insurance Series® Growth-Income Fund - Class 2	116,778	114,131	2,647	176,052	88,177	87,875
American Funds Insurance Series® International Fund - Class 2	134,667	125,002	9,665	183,150	104,214	78,936
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	76,428	209,938	(133,510)	93,518	265,414	(171,896)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	149,514	327,988	(178,474)	190,630	378,092	(187,462)
Fidelity® VIP Index 500 Portfolio - Initial Class	205,838	459,618	(253,780)	245,012	546,509	(301,497)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	148,352	160,473	(12,121)	108,483	199,833	(91,350)
Fidelity® VIP Money Market Portfolio - Initial Class	640,995	636,245	4,750	603,197	629,304	(26,107)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	43,947	41,883	2,064	66,693	56,977	9,716
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	2	9,633	(9,631)	730	12,634	(11,904)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	101,133	56,456	44,677	80,920	58,617	22,303
ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	-	318,775	(318,775)	48,829	60,777	(11,948)
ING Artio Foreign Portfolio - Service 2 Class	-	38,107	(38,107)	9,105	20,006	(10,901)
ING BlackRock Large Cap Growth Portfolio - Institutional Class	99,208	210,845	(111,637)	114,597	224,728	(110,131)
ING BlackRock Large Cap Growth Portfolio - Service Class	1,833	1,308	525	6,516	2,419	4,097
ING Clarion Global Real Estate Portfolio - Institutional Class	74,677	57,274	17,403	73,638	81,976	(8,338)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	1,326	2,146	(820)	3,243	3,236	7
ING FMRSM Diversified Mid Cap Portfolio - Service Class	22,316	28,985	(6,669)	32,951	22,489	10,462
ING Global Resources Portfolio - Service Class	106,418	149,353	(42,935)	169,925	143,173	26,752
ING Invesco Van Kampen Growth and Income Portfolio - Service Class	57,164	110,639	(53,475)	64,228	129,562	(65,334)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Invesco Van Kampen Growth and Income Portfolio - Service 2 Class	1,737	296	1,441	3,599	868	2,731
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	88,243	110,301	(22,058)	98,135	97,654	481
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	76,613	221,445	(144,832)	101,782	248,270	(146,488)
ING Large Cap Growth Portfolio - Institutional Class	105,181	237,621	(132,440)	1,763,727	229,634	1,534,093
ING Large Cap Growth Portfolio - Service Class	3,886	192	3,694	5,711	1,147	4,564
ING Large Cap Value Portfolio - Institutional Class	50,604	46,472	4,132	135,988	64,401	71,587
ING Limited Maturity Bond Portfolio - Service Class	94,992	100,686	(5,694)	85,944	159,746	(73,802)
ING Liquid Assets Portfolio - Institutional Class	73,214	66,548	6,666	92,585	67,029	25,556
ING Marsico Growth Portfolio - Institutional Class	14,715	11,873	2,842	16,276	15,500	776
ING Marsico Growth Portfolio - Service Class	716	1,685	(969)	1,129	3,482	(2,353)
ING MFS Total Return Portfolio - Service Class	49,681	47,917	1,764	55,054	37,291	17,763
ING MFS Total Return Portfolio - Service 2 Class	7,960	2,731	5,229	7,189	5,228	1,961
ING Pioneer Fund Portfolio - Service Class	4,265	4,062	203	10,634	8,024	2,610
ING Pioneer Mid Cap Value Portfolio - Service Class	6,411	12,067	(5,656)	9,100	3,808	5,292
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	405,430	214,513	190,917	357,853	188,081	169,772
ING T. Rowe Price Equity Income Portfolio - Institutional Class	60,962	65,458	(4,496)	75,695	66,004	9,691
ING T. Rowe Price Equity Income Portfolio - Service Class	10,466	6,193	4,273	15,778	14,530	1,248
ING T. Rowe Price International Stock Portfolio - Institutional Class	80,005	176,138	(96,133)	86,449	199,416	(112,967)
ING U.S. Stock Index Portfolio - Institutional Class	16,538	10,399	6,139	16,189	3,096	13,093
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	20,118	14,044	6,074	24,741	42,295	(17,554)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Initial Class	17,345	16,505	840	85,900	84,037	1,863
ING American Century Small-Mid Cap Value Portfolio - Service Class	1,522	1,068	454	2,554	1,974	580
ING Baron Growth Portfolio - Initial Class	26,119	35,562	(9,443)	38,414	31,922	6,492
ING Baron Growth Portfolio - Service Class	1,416	3,211	(1,795)	5,093	6,819	(1,726)
ING Davis New York Venture Portfolio - Initial Class	19,503	15,224	4,279	25,922	22,783	3,139
ING Davis New York Venture Portfolio - Service Class	1,281	161	1,120	2,328	5,745	(3,417)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Fidelity® VIP Contrafund® Portfolio - Service Class	14,243	21,248	(7,005)	29,119	33,544	(4,425)
ING Fidelity® VIP Equity-Income Portfolio - Service Class	3,097	6,026	(2,929)	10,425	9,831	594
ING Fidelity® VIP Mid Cap Portfolio - Service Class	4,717	8,646	(3,929)	4,882	5,850	(968)
ING Global Bond Portfolio - Service Class	6,433	7,433	(1,000)	11,738	13,945	(2,207)
ING Growth and Income Core Portfolio - Service Class	1,354	2,396	(1,042)	3,458	3,367	91
ING Invesco Van Kampen Comstock Portfolio - Initial Class	31,327	68,680	(37,353)	56,896	50,361	6,535
ING Invesco Van Kampen Comstock Portfolio - Service Class	1,096	1,323	(227)	1,887	7,883	(5,996)
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class	54,617	107,761	(53,144)	62,423	117,077	(54,654)
ING Invesco Van Kampen Equity and Income Portfolio - Service Class	1,973	1,809	164	8,076	8,577	(501)
ING JPMorgan Mid Cap Value Portfolio - Initial Class	39,539	54,274	(14,735)	51,780	50,809	971
ING JPMorgan Mid Cap Value Portfolio - Service Class	3,242	4,334	(1,092)	5,121	11,620	(6,499)
ING Oppenheimer Global Portfolio - Initial Class	116,978	306,901	(189,923)	137,002	334,248	(197,246)
ING Oppenheimer Global Portfolio - Service Class	9,932	11,250	(1,318)	11,951	6,996	4,955
ING PIMCO Total Return Portfolio - Initial Class	284,779	180,396	104,383	246,478	165,447	81,031
ING PIMCO Total Return Portfolio - Service Class	26,685	19,828	6,857	58,832	37,777	21,055
ING Pioneer High Yield Portfolio - Initial Class	86,547	82,303	4,244	246,857	266,808	(19,951)
ING Solution 2015 Portfolio - Initial Class	99,390	24,856	74,534	83,388	31,381	52,007
ING Solution 2015 Portfolio - Service Class	18,965	6,503	12,462	27,920	12,396	15,524
ING Solution 2025 Portfolio - Initial Class	87,101	70,990	16,111	86,690	21,499	65,191
ING Solution 2025 Portfolio - Service Class	8,618	7,011	1,607	16,605	6,745	9,860
ING Solution 2035 Portfolio - Initial Class	65,845	14,874	50,971	88,167	14,494	73,673
ING Solution 2035 Portfolio - Service Class	3,711	1,192	2,519	4,303	3,224	1,079
ING Solution 2045 Portfolio - Initial Class	47,844	8,568	39,276	66,378	27,442	38,936
ING Solution 2045 Portfolio - Service Class	5,757	862	4,895	7,072	1,152	5,920
ING Solution Income Portfolio - Initial Class	14,160	37,468	(23,308)	25,006	40,221	(15,215)
ING Solution Income Portfolio - Service Class	5,444	565	4,879	8,211	3,312	4,899
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	161,459	468,648	(307,189)	177,190	507,615	(330,425)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	2,729	2,362	367	3,357	890	2,467
ING T. Rowe Price Growth Equity Portfolio - Initial Class	40,060	42,006	(1,946)	52,747	67,591	(14,844)
ING T. Rowe Price Growth Equity Portfolio - Service Class	10,471	2,112	8,359	7,520	3,631	3,889
ING Templeton Foreign Equity Portfolio - Initial Class	497,644	61,942	435,702	55,623	25,786	29,837
ING Templeton Foreign Equity Portfolio - Service Class	54,324	7,900	46,424	5,936	4,488	1,448

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	14,456	44,774	(30,318)	19,223	40,378	(21,155)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	301	10	291	281	485	(204)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	204,067	190,721	13,346	72,963	50,774	22,189
ING Strategic Allocation Growth Portfolio - Class I	85,148	72,327	12,821	88,527	36,769	51,758
ING Strategic Allocation Moderate Portfolio - Class I	163,734	83,726	80,008	143,735	66,922	76,813
ING Variable Funds:
ING Growth and Income Portfolio - Class I	24,914	30,654	(5,740)	23,993	29,875	(5,882)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I	27,382	25,066	2,316	43,883	24,685	19,198
ING Index Plus LargeCap Portfolio - Class I	51,548	53,515	(1,967)	100,263	111,081	(10,818)
ING Index Plus MidCap Portfolio - Class I	52,986	73,722	(20,736)	51,422	89,706	(38,284)
ING Index Plus SmallCap Portfolio - Class I	25,900	33,852	(7,952)	22,631	43,749	(21,118)
ING International Index Portfolio - Class I	14,102	8,452	5,650	12,008	17,866	(5,858)
ING International Index Portfolio - Class S	810	402	408	591	1,504	(913)
ING Russell™ Large Cap Growth Index Portfolio - Class I	136,254	364,295	(228,041)	159,871	501,296	(341,425)
ING Russell™ Large Cap Index Portfolio - Class I	33,665	86,854	(53,189)	34,943	123,859	(88,916)
ING Russell™ Mid Cap Growth Index Portfolio - Class S	13,023	15,762	(2,739)	15,198	10,260	4,938
ING Small Company Portfolio - Class I	-	478	(478)	326	2,269	(1,943)
ING Variable Products Trust:
ING International Value Portfolio - Class I	36,716	86,690	(49,974)	44,348	123,938	(79,590)
ING MidCap Opportunities Portfolio - Class I	154,033	363,820	(209,787)	175,785	399,129	(223,344)
ING SmallCap Opportunities Portfolio - Class I	38,767	75,330	(36,563)	35,137	79,184	(44,047)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Stock Portfolio - Class VC	19,355	19,447	(92)	31,144	20,271	10,873
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	27,981	27,558	423	36,646	33,922	2,724
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	3,933	1,379	2,554	3,854	2,615	1,239

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	435,678	115,638	320,040	314,898	187,679	127,219
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	54,629	27,812	26,817	55,199	53,791	1,408
Wanger Advisors Trust:
Wanger Select	24,958	55,725	(30,767)	45,777	54,504	(8,727)
Wanger USA	36,061	49,551	(13,490)	51,187	35,791	15,396

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

8.	Financial Highlights

A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ending December 31, 2012, 2011, 2010, 2009, and
2008, follows:

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
American Funds Insurance Series® Growth Fund - Class 2
2012	1,055	$10.11	$ 10,664	0.84%	1.40%	16.34%
2011	1,019	$8.69	$ 8,859	0.66%	1.40%	-5.65%
2010	906	$9.21	$ 8,340	0.73%	1.40%	17.03%
2009	826	$7.87	$ 6,501	0.72%	1.40%	37.59%
2008	517	$5.72	$ 2,959	1.32%	1.40%	-44.79%
American Funds Insurance Series® Growth-Income Fund - Class 2
2012	767	$9.58	$ 7,348	1.68%	1.40%	15.84%
2011	764	$8.27	$ 6,321	1.69%	1.40%	-3.16%
2010	676	$8.54	$ 5,777	1.55%	1.40%	9.91%
2009	570	$7.77	$ 4,429	1.78%	1.40%	29.28%
2008	345	$6.01	$ 2,072	2.37%	1.40%	-38.67%
American Funds Insurance Series® International Fund - Class 2
2012	768	$9.13	$ 7,008	1.53%	1.40%	16.31%
2011	758	$7.85	$ 5,950	1.95%	1.40%	-15.14%
2010	679	$9.25	$ 6,281	2.10%	1.40%	5.71%
2009	536	$8.75	$ 4,689	1.73%	1.40%	41.13%
2008	344	$6.20	$ 2,132	2.86%	1.40%	-42.96%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2012	1,209	$24.02	$ 29,052	3.11%	1.40%	15.65%
2011	1,343	$20.77	$ 27,893	2.44%	1.40%	-0.43%
2010	1,515	$20.86	$ 31,601	1.73%	1.40%	13.55%
2009	1,693	$18.37	$ 31,101	2.18%	1.40%	28.37%
2008	1,799	$14.31	$ 25,740	2.38%	1.40%	-43.44%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2012	1,891	$34.66	$ 65,557	1.36%	1.40%	14.81%
2011	2,070	$30.19	$ 62,488	1.00%	1.40%	-3.88%
2010	2,257	$31.41	$ 70,904	1.17%	1.40%	15.61%
2009	2,476	$27.17	$ 67,270	1.35%	1.40%	33.78%
2008	2,593	$20.31	$ 52,655	0.97%	1.40%	-43.30%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	Expense RatioB	(lowest to highest)
Fidelity® VIP Index 500 Portfolio - Initial Class
2012	2,803		$25.70		$ 72,040	2.11%	1.40%	14.32%
2011	3,057		$22.48		$ 68,716	1.92%	1.40%	0.63%
2010	3,358		$22.34		$ 75,026	1.85%	1.40%	13.40%
2009	3,659		$19.70		$ 72,083	2.43%	1.40%	24.84%
2008	3,875		$15.78		$ 61,150	2.10%	1.40%	-37.87%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2012	869		$18.23		$ 15,848	2.34%	1.40%	4.41%
2011	881		$17.46		$ 15,389	3.14%	1.40%	5.88%
2010	973		$16.49		$ 16,041	3.55%	1.40%	6.25%
2009	1,030		$15.52		$ 15,980	8.53%	1.40%	14.12%
2008	1,125		$13.60		$ 15,301	4.36%	1.40%	-4.56%
Fidelity® VIP Money Market Portfolio - Initial Class
2012	679	$10.34	to	$13.37	$ 9,063	0.13%	1.40%	-1.26% to -1.24%
2011	674	$10.47	to	$13.54	$ 9,111	0.11%	1.40%	-1.31% to -1.23%
2010	700	$10.60	to	$13.72	$ 9,588	0.18%	1.40%	-1.21% to -1.15%
2009	824	$10.73	to	$13.88	$ 11,415	0.74%	1.40%	-0.65% to -0.64%
2008	994	$10.80	to	$13.97	$ 13,860	2.94%	1.40%	1.60%
Franklin Small Cap Value Securities Fund - Class 2
2012	231		$14.36		$ 3,316	0.78%	1.40%	16.75%
2011	229		$12.30		$ 2,815	0.74%	1.40%	-5.09%
2010	219		$12.96		$ 2,840	0.77%	1.40%	26.44%
2009	203		$10.25		$ 2,081	1.53%	1.40%	27.33%
2008	163		$8.05		$ 1,312	1.20%	1.40%	-33.91%
ING Balanced Portfolio - Class I
2012	43		$12.29		$ 527	3.27%	1.40%	12.14%
2011	52		$10.96		$ 575	2.92%	1.40%	-2.75%
2010	64		$11.27		$ 726	2.78%	1.40%	12.59%
2009	71		$10.01		$ 715	4.48%	1.40%	17.49%
2008	84		$8.52		$ 712	3.99%	1.40%	-29.06%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING Intermediate Bond Portfolio - Class I
2012	286	$13.38	$ 3,830	4.92%	1.40%	7.82%
2011	242	$12.41	$ 2,998	4.75%	1.40%	6.07%
2010	219	$11.70	$ 2,565	5.17%	1.40%	8.33%
2009	210	$10.80	$ 2,269	6.59%	1.40%	9.98%
2008	214	$9.82	$ 2,103	6.95%	1.40%	-9.74%
ING BlackRock Large Cap Growth Portfolio - Institutional Class
2012	1,296	$9.35	$ 12,113	0.76%	1.40%	13.20%
2011	1,407	$8.26	$ 11,623	0.61%	1.40%	-2.71%
2010	1,517	$8.49	$ 12,882	0.47%	1.40%	12.01%
2009	1,622	$7.58	$ 12,298	0.58%	1.40%	28.91%
2008	1,670	$5.88	$ 9,817	0.21%	1.40%	-39.82%
ING BlackRock Large Cap Growth Portfolio - Service Class
2012	12	$9.22	$ 109	1.00%	1.40%	12.85%
2011	11	$8.17	$ 92	-	1.40%	-2.97%
2010	7	$8.42	$ 61	-	1.40%	11.82%
2009	7	$7.53	$ 56	-	1.40%	28.50%
2008	5	$5.86	$ 29	-	1.40%	-39.90%
ING Clarion Global Real Estate Portfolio - Institutional Class
2012	402	$11.63	$ 4,679	0.80%	1.40%	24.25%
2011	385	$9.36	$ 3,603	3.82%	1.40%	-6.40%
2010	393	$10.00	$ 3,933	8.72%	1.40%	14.68%
2009	377	$8.72	$ 3,291	2.48%	1.40%	31.92%
2008	344	$6.61	$ 2,271	(a)	1.40%	(a)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
2012	9	$11.78	$ 110	0.93%	1.40%	13.38%
2011	10	$10.39	$ 105	-	1.40%	-11.95%
2010	10	$11.80	$ 119	-	1.40%	26.75%
2009	8	$9.31	$ 78	-	1.40%	37.72%
2008	4	$6.76	$ 26	-	1.40%	-39.86%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING FMRSM Diversified Mid Cap Portfolio - Service Class
2012	137	$15.50	$ 2,120	0.64%	1.40%	12.97%
2011	143	$13.72	$ 1,968	0.20%	1.40%	-12.16%
2010	133	$15.62	$ 2,077	0.17%	1.40%	26.58%
2009	110	$12.34	$ 1,355	0.46%	1.40%	37.26%
2008	90	$8.99	$ 806	0.82%	1.40%	-39.99%
ING Global Resources Portfolio - Service Class
2012	662	$11.55	$ 7,642	0.76%	1.40%	-4.23%
2011	705	$12.06	$ 8,497	0.59%	1.40%	-10.40%
2010	678	$13.46	$ 9,123	0.88%	1.40%	19.96%
2009	688	$11.22	$ 7,717	0.29%	1.40%	35.51%
2008	652	$8.28	$ 5,396	1.94%	1.40%	-41.81%
ING Invesco Van Kampen Growth and Income Portfolio - Service Class
2012	711	$12.71	$ 9,034	1.86%	1.40%	12.98%
2011	764	$11.25	$ 8,597	1.23%	1.40%	-3.60%
2010	830	$11.67	$ 9,681	0.24%	1.40%	10.93%
2009	894	$10.52	$ 9,409	1.24%	1.40%	22.33%
2008	948	$8.60	$ 8,153	3.55%	1.40%	-33.18%
ING Invesco Van Kampen Growth and Income Portfolio - Service 2 Class
2012	14	$12.46	$ 173	1.94%	1.40%	12.86%
2011	12	$11.04	$ 137	0.81%	1.40%	-3.75%
2010	10	$11.47	$ 111	-	1.40%	10.82%
2009	4	$10.35	$ 44	-	1.40%	21.91%
2008	4	$8.49	$ 30	2.90%	1.40%	-33.20%
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2012	439	$22.85	$ 10,029	-	1.40%	17.48%
2011	461	$19.45	$ 8,966	0.88%	1.40%	-19.43%
2010	461	$24.14	$ 11,117	0.50%	1.40%	18.62%
2009	411	$20.35	$ 8,357	1.21%	1.40%	69.16%
2008	310	$12.03	$ 3,727	2.35%	1.40%	-51.94%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2012	1,297	$16.09	$ 20,874	0.40%	1.40%	17.27%
2011	1,442	$13.72	$ 19,786	0.57%	1.40%	-2.42%
2010	1,589	$14.06	$ 22,337	0.43%	1.40%	25.31%
2009	1,787	$11.22	$ 20,047	0.75%	1.40%	25.64%
2008	1,955	$8.93	$ 17,458	0.81%	1.40%	-30.61%
ING Large Cap Growth Portfolio - Institutional Class
2012	1,402	$11.53	$ 16,161	0.56%	1.40%	16.46%
2011	1,534	$9.90	$ 15,187	(c)	1.40%	(c)
2010	(c)	(c)	(c)	(c)	(c)	(c)
2009	(c)	(c)	(c)	(c)	(c)	(c)
2008	(c)	(c)	(c)	(c)	(c)	(c)
ING Large Cap Growth Portfolio - Service Class
2012	8	$11.46	$ 95	-	1.40%	16.23%
2011	5	$9.86	$ 45	(c)	1.40%	(c)
2010	(c)	(c)	(c)	(c)	(c)	(c)
2009	(c)	(c)	(c)	(c)	(c)	(c)
2008	(c)	(c)	(c)	(c)	(c)	(c)
ING Large Cap Value Portfolio - Institutional Class
2012	291	$9.59	$ 2,792	2.64%	1.40%	13.09%
2011	287	$8.48	$ 2,433	1.14%	1.40%	2.05%
2010	215	$8.31	$ 1,790	2.45%	1.40%	17.71%
2009	208	$7.06	$ 1,470	-	1.40%	11.18%
2008	199	$6.35	$ 1,266	2.82%	1.40%	-31.13%
ING Limited Maturity Bond Portfolio - Service Class
2012	589	$11.30	$ 6,656	0.76%	1.40%	0.09%
2011	595	$11.29	$ 6,714	3.07%	1.40%	-0.27%
2010	669	$11.32	$ 7,567	3.74%	1.40%	1.71%
2009	732	$11.13	$ 8,142	4.47%	1.40%	5.70%
2008	780	$10.53	$ 8,216	6.68%	1.40%	-1.68%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING Liquid Assets Portfolio - Institutional Class
2012	172	$10.49	$ 1,802	0.11%	1.40%	-1.32%
2011	165	$10.63	$ 1,756	-	1.40%	-1.39%
2010	140	$10.78	$ 1,505	0.06%	1.40%	-1.28%
2009	148	$10.92	$ 1,614	0.31%	1.40%	-0.91%
2008	142	$11.02	$ 1,562	3.04%	1.40%	1.29%
ING Marsico Growth Portfolio - Institutional Class
2012	81	$10.54	$ 850	0.76%	1.40%	11.42%
2011	78	$9.46	$ 736	0.54%	1.40%	-2.77%
2010	77	$9.73	$ 749	0.72%	1.40%	18.37%
2009	79	$8.22	$ 645	1.24%	1.40%	27.44%
2008	76	$6.45	$ 488	(a)	1.40%	(a)
ING Marsico Growth Portfolio - Service Class
2012	7	$12.73	$ 89	-	1.40%	10.99%
2011	8	$11.47	$ 91	-	1.40%	-3.04%
2010	10	$11.83	$ 122	0.92%	1.40%	18.18%
2009	9	$10.01	$ 95	1.29%	1.40%	27.19%
2008	8	$7.87	$ 60	-	1.40%	-41.14%
ING MFS Total Return Portfolio - Service Class
2012	259	$15.03	$ 3,900	2.45%	1.40%	9.63%
2011	258	$13.71	$ 3,534	2.52%	1.40%	0.15%
2010	240	$13.69	$ 3,285	0.46%	1.40%	8.31%
2009	224	$12.64	$ 2,833	2.73%	1.40%	16.28%
2008	191	$10.87	$ 2,077	5.10%	1.40%	-23.40%
ING MFS Total Return Portfolio - Service 2 Class
2012	29	$12.10	$ 350	2.29%	1.40%	9.40%
2011	24	$11.06	$ 262	2.39%	1.40%	0.09%
2010	22	$11.05	$ 240	0.55%	1.40%	8.12%
2009	12	$10.22	$ 126	3.23%	1.40%	16.14%
2008	7	$8.80	$ 60	7.48%	1.40%	-23.54%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING Pioneer Fund Portfolio - Service Class
2012	27	$12.07	$ 323	1.29%	1.40%	8.74%
2011	27	$11.10	$ 295	1.38%	1.40%	-5.85%
2010	24	$11.79	$ 283	1.23%	1.40%	14.24%
2009	20	$10.32	$ 203	1.18%	1.40%	22.42%
2008	16	$8.43	$ 136	3.14%	1.40%	-35.65%
ING Pioneer Mid Cap Value Portfolio - Service Class
2012	38	$12.19	$ 462	0.84%	1.40%	9.43%
2011	44	$11.14	$ 486	1.49%	1.40%	-6.31%
2010	38	$11.89	$ 455	1.07%	1.40%	16.34%
2009	29	$10.22	$ 292	1.41%	1.40%	23.43%
2008	16	$8.28	$ 133	2.30%	1.40%	-34.08%
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2012	1,499	$15.50	$ 23,229	1.71%	1.40%	12.89%
2011	1,308	$13.73	$ 17,954	1.98%	1.40%	1.48%
2010	1,138	$13.53	$ 15,396	1.63%	1.40%	12.38%
2009	1,063	$12.04	$ 12,793	2.03%	1.40%	31.44%
2008	886	$9.16	$ 8,117	4.56%	1.40%	-28.55%
ING T. Rowe Price Equity Income Portfolio - Institutional Class
2012	375	$15.47	$ 5,808	2.32%	1.40%	15.79%
2011	380	$13.36	$ 5,076	2.29%	1.40%	-1.98%
2010	370	$13.63	$ 5,047	1.89%	1.40%	13.58%
2009	363	$12.00	$ 4,350	(b)	1.40%	(b)
2008	(b)	(b)	(b)	(b)	(b)	(b)
ING T. Rowe Price Equity Income Portfolio - Service Class
2012	39	$16.86	$ 651	2.26%	1.40%	15.56%
2011	34	$14.59	$ 501	2.01%	1.40%	-2.28%
2010	33	$14.93	$ 494	1.74%	1.40%	13.36%
2009	24	$13.17	$ 312	0.64%	1.40%	23.20%
2008	293	$10.69	$ 3,134	4.28%	1.40%	-36.56%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING T. Rowe Price International Stock Portfolio - Institutional Class
2012	1,023	$14.13	$ 14,450	0.54%	1.40%	17.36%
2011	1,119	$12.04	$ 13,469	3.87%	1.40%	-13.26%
2010	1,232	$13.88	$ 17,097	1.66%	1.40%	12.39%
2009	1,372	$12.35	$ 16,940	1.56%	1.40%	36.01%
2008	1,439	$9.08	$ 13,066	1.23%	1.40%	-50.03%
ING U.S. Stock Index Portfolio - Institutional Class
2012	67	$12.38	$ 827	2.02%	1.40%	14.21%
2011	61	$10.84	$ 657	2.22%	1.40%	0.37%
2010	48	$10.80	$ 513	1.55%	1.40%	13.21%
2009	41	$9.54	$ 388	0.71%	1.40%	24.38%
2008	23	$7.67	$ 176	4.28%	1.40%	-37.94%
ING Money Market Portfolio - Class I
2012	25	$10.49	$ 265	-	1.40%	-1.32%
2011	19	$10.63	$ 204	-	1.40%	-1.39%
2010	37	$10.78	$ 396	-	1.40%	-1.19%
2009	42	$10.91	$ 464	0.25%	1.40%	-1.00%
2008	30	$11.02	$ 333	3.63%	1.40%	1.19%
ING American Century Small-Mid Cap Value Portfolio - Initial Class
2012	92	$24.22	$ 2,219	1.36%	1.40%	14.95%
2011	91	$21.07	$ 1,913	1.29%	1.40%	-4.31%
2010	89	$22.02	$ 1,958	1.19%	1.40%	20.66%
2009	86	$18.25	$ 1,576	1.85%	1.40%	34.19%
2008	75	$13.60	$ 1,020	1.12%	1.40%	-27.43%
ING American Century Small-Mid Cap Value Portfolio - Service Class
2012	10	$15.32	$ 150	0.73%	1.40%	14.76%
2011	9	$13.35	$ 125	0.81%	1.40%	-4.51%
2010	9	$13.98	$ 123	1.08%	1.40%	20.31%
2009	5	$11.62	$ 62	2.15%	1.40%	33.87%
2008	4	$8.68	$ 31	-	1.40%	-27.61%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING Baron Growth Portfolio - Initial Class
2012	187	$24.59	$ 4,608	-	1.40%	18.28%
2011	197	$20.79	$ 4,092	-	1.40%	1.02%
2010	190	$20.58	$ 3,917	-	1.40%	25.03%
2009	190	$16.46	$ 3,127	-	1.40%	33.60%
2008	158	$12.32	$ 1,952	-	1.40%	-41.91%
ING Baron Growth Portfolio - Service Class
2012	15	$14.52	$ 218	-	1.40%	17.95%
2011	17	$12.31	$ 207	-	1.40%	0.82%
2010	19	$12.21	$ 227	-	1.40%	24.72%
2009	16	$9.79	$ 157	-	1.40%	33.38%
2008	13	$7.34	$ 93	-	1.40%	-42.07%
ING Davis New York Venture Portfolio - Initial Class
2012	117	$11.60	$ 1,357	0.55%	1.40%	11.00%
2011	113	$10.45	$ 1,178	1.25%	1.40%	-5.86%
2010	110	$11.10	$ 1,216	0.65%	1.40%	10.78%
2009	93	$10.02	$ 929	0.87%	1.40%	30.13%
2008	57	$7.70	$ 443	0.96%	1.40%	-39.94%
ING Davis New York Venture Portfolio - Service Class
2012	8	$10.84	$ 82	-	1.40%	10.73%
2011	6	$9.79	$ 63	1.20%	1.40%	-6.05%
2010	10	$10.42	$ 103	-	1.40%	10.50%
2009	9	$9.43	$ 83	-	1.40%	29.89%
2008	6	$7.26	$ 45	-	1.40%	-40.10%
ING Fidelity® VIP Contrafund® Portfolio - Service Class
2012	121	$13.84	$ 1,680	0.49%	1.40%	14.19%
2011	128	$12.12	$ 1,557	0.74%	1.40%	-4.42%
2010	133	$12.68	$ 1,685	0.81%	1.40%	15.06%
2009	117	$11.02	$ 1,290	0.69%	1.40%	33.25%
2008	91	$8.27	$ 753	5.33%	1.40%	-43.70%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING Fidelity® VIP Equity-Income Portfolio - Service Class
2012	31	$11.44	$ 355	2.31%	1.40%	15.09%
2011	34	$9.94	$ 338	1.49%	1.40%	-1.09%
2010	33	$10.05	$ 335	1.58%	1.40%	13.05%
2009	34	$8.89	$ 298	2.58%	1.40%	27.55%
2008	24	$6.97	$ 168	2.60%	1.40%	-43.74%
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2012	27	$15.13	$ 416	-	1.40%	12.66%
2011	31	$13.43	$ 422	0.22%	1.40%	-12.34%
2010	32	$15.32	$ 496	0.47%	1.40%	26.30%
2009	29	$12.13	$ 356	4.48%	1.40%	37.53%
2008	25	$8.82	$ 224	0.37%	1.40%	-40.65%
ING Global Bond Portfolio - Service Class
2012	32	$14.04	$ 445	6.16%	1.40%	6.12%
2011	33	$13.23	$ 432	6.56%	1.40%	2.08%
2010	35	$12.96	$ 452	3.04%	1.40%	13.98%
2009	36	$11.37	$ 404	3.51%	1.40%	19.56%
2008	35	$9.51	$ 336	5.39%	1.40%	-16.87%
ING Growth and Income Core Portfolio - Service Class
2012	13	$10.48	$ 135	-	1.40%	7.49%
2011	14	$9.75	$ 136	0.68%	1.40%	-14.55%
2010	14	$11.41	$ 158	1.59%	1.40%	9.61%
2009	9	$10.41	$ 93	1.38%	1.40%	42.41%
2008	7	$7.31	$ 52	-	1.40%	-40.76%
ING Invesco Van Kampen Comstock Portfolio - Initial Class
2012	294	$17.14	$ 5,042	1.50%	1.40%	17.16%
2011	332	$14.63	$ 4,850	1.72%	1.40%	-3.18%
2010	325	$15.11	$ 4,911	1.57%	1.40%	13.78%
2009	329	$13.28	$ 4,364	2.63%	1.40%	27.08%
2008	302	$10.45	$ 3,160	4.61%	1.40%	-37.24%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING Invesco Van Kampen Comstock Portfolio - Service Class
2012	16	$11.66	$ 182	1.18%	1.40%	16.95%
2011	16	$9.97	$ 158	1.04%	1.40%	-3.39%
2010	22	$10.32	$ 226	1.45%	1.40%	13.53%
2009	21	$9.09	$ 189	2.49%	1.40%	26.60%
2008	18	$7.18	$ 132	4.43%	1.40%	-37.35%
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class
2012	673	$13.57	$ 9,127	2.34%	1.40%	11.23%
2011	726	$12.20	$ 8,853	2.22%	1.40%	-2.48%
2010	780	$12.51	$ 9,762	1.79%	1.40%	10.81%
2009	866	$11.29	$ 9,777	1.90%	1.40%	21.01%
2008	929	$9.33	$ 8,665	5.09%	1.40%	-24.45%
ING Invesco Van Kampen Equity and Income Portfolio - Service Class
2012	16	$13.18	$ 208	2.03%	1.40%	10.94%
2011	16	$11.88	$ 186	2.09%	1.40%	-2.70%
2010	16	$12.21	$ 197	1.44%	1.40%	10.50%
2009	20	$11.05	$ 221	1.63%	1.40%	20.63%
2008	16	$9.16	$ 148	5.49%	1.40%	-24.61%
ING JPMorgan Mid Cap Value Portfolio - Initial Class
2012	293	$22.90	$ 6,720	0.95%	1.40%	18.65%
2011	308	$19.30	$ 5,948	1.10%	1.40%	0.63%
2010	307	$19.18	$ 5,892	0.98%	1.40%	21.62%
2009	328	$15.77	$ 5,180	1.51%	1.40%	24.08%
2008	301	$12.71	$ 3,820	2.58%	1.40%	-33.77%
ING JPMorgan Mid Cap Value Portfolio - Service Class
2012	18	$14.85	$ 262	0.80%	1.40%	18.42%
2011	19	$12.54	$ 235	0.73%	1.40%	0.40%
2010	25	$12.49	$ 315	0.71%	1.40%	21.26%
2009	24	$10.30	$ 251	1.38%	1.40%	23.80%
2008	22	$8.32	$ 184	2.23%	1.40%	-33.92%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING Oppenheimer Global Portfolio - Initial Class
2012	1,774	$20.67	$ 36,664	1.30%	1.40%	19.96%
2011	1,964	$17.23	$ 33,834	1.51%	1.40%	-9.41%
2010	2,161	$19.02	$ 41,101	1.58%	1.40%	14.44%
2009	2,368	$16.62	$ 39,362	2.37%	1.40%	37.70%
2008	2,477	$12.07	$ 29,897	2.34%	1.40%	-41.15%
ING Oppenheimer Global Portfolio - Service Class
2012	37	$14.06	$ 526	1.02%	1.40%	19.66%
2011	39	$11.75	$ 455	1.34%	1.40%	-9.62%
2010	34	$13.00	$ 439	1.66%	1.40%	14.14%
2009	25	$11.39	$ 283	1.79%	1.40%	37.39%
2008	20	$8.29	$ 163	2.60%	1.40%	-41.29%
ING PIMCO Total Return Portfolio - Initial Class
2012	1,062	$15.26	$ 16,203	3.31%	1.40%	6.71%
2011	957	$14.30	$ 13,690	3.18%	1.40%	2.00%
2010	876	$14.02	$ 12,287	3.62%	1.40%	6.37%
2009	675	$13.18	$ 8,901	3.45%	1.40%	11.32%
2008	487	$11.84	$ 5,766	5.64%	1.40%	-1.33%
ING PIMCO Total Return Portfolio - Service Class
2012	114	$14.00	$ 1,591	3.07%	1.40%	6.38%
2011	107	$13.16	$ 1,406	3.50%	1.40%	1.86%
2010	86	$12.92	$ 1,108	3.49%	1.40%	6.08%
2009	74	$12.18	$ 896	2.18%	1.40%	11.03%
2008	19	$10.97	$ 205	3.61%	1.40%	-1.61%
ING Pioneer High Yield Portfolio - Initial Class
2012	391	$16.70	$ 6,529	5.97%	1.40%	14.62%
2011	387	$14.57	$ 5,634	6.02%	1.40%	-2.15%
2010	407	$14.89	$ 6,055	5.47%	1.40%	17.43%
2009	534	$12.68	$ 6,767	6.95%	1.40%	64.68%
2008	414	$7.70	$ 3,189	8.79%	1.40%	-30.38%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING Solution 2015 Portfolio - Initial Class
2012	384	$10.50	$ 4,031	4.41%	1.40%	10.18%
2011	309	$9.53	$ 2,948	3.52%	1.40%	-1.85%
2010	257	$9.71	$ 2,499	2.49%	1.40%	9.97%
2009	172	$8.83	$ 1,519	4.26%	1.40%	20.96%
2008	69	$7.30	$ 501	1.54%	1.40%	-27.72%
ING Solution 2015 Portfolio - Service Class
2012	113	$12.35	$ 1,396	4.20%	1.40%	9.97%
2011	101	$11.23	$ 1,129	3.33%	1.40%	-2.09%
2010	85	$11.47	$ 975	2.33%	1.40%	9.66%
2009	63	$10.46	$ 655	4.40%	1.40%	20.65%
2008	24	$8.67	$ 208	1.36%	1.40%	-27.87%
ING Solution 2025 Portfolio - Initial Class
2012	467	$9.95	$ 4,643	2.76%	1.40%	12.30%
2011	451	$8.86	$ 3,992	2.38%	1.40%	-4.32%
2010	385	$9.26	$ 3,568	1.80%	1.40%	12.52%
2009	296	$8.23	$ 2,438	3.31%	1.40%	24.51%
2008	98	$6.61	$ 646	(a)	1.40%	(a)
ING Solution 2025 Portfolio - Service Class
2012	97	$12.11	$ 1,179	2.71%	1.40%	11.82%
2011	96	$10.83	$ 1,037	2.19%	1.40%	-4.41%
2010	86	$11.33	$ 973	1.41%	1.40%	12.18%
2009	100	$10.10	$ 1,006	2.53%	1.40%	24.08%
2008	61	$8.14	$ 498	1.27%	1.40%	-34.78%
ING Solution 2035 Portfolio - Initial Class
2012	329	$9.73	$ 3,204	2.36%	1.40%	13.80%
2011	278	$8.55	$ 2,380	1.84%	1.40%	-5.73%
2010	205	$9.07	$ 1,856	1.41%	1.40%	13.09%
2009	122	$8.02	$ 979	2.97%	1.40%	26.90%
2008	37	$6.32	$ 235	(a)	1.40%	(a)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING Solution 2035 Portfolio - Service Class
2012	37	$12.25	$ 452	2.19%	1.40%	13.53%
2011	34	$10.79	$ 371	1.59%	1.40%	-5.93%
2010	33	$11.47	$ 382	1.19%	1.40%	12.89%
2009	29	$10.16	$ 291	3.02%	1.40%	26.68%
2008	13	$8.02	$ 107	1.38%	1.40%	-37.93%
ING Solution 2045 Portfolio - Initial Class
2012	206	$9.44	$ 1,947	2.04%	1.40%	14.15%
2011	167	$8.27	$ 1,381	1.51%	1.40%	-6.34%
2010	128	$8.83	$ 1,131	0.95%	1.40%	13.94%
2009	70	$7.75	$ 545	2.72%	1.40%	28.31%
2008	19	$6.04	$ 117	3.36%	1.40%	-40.55%
ING Solution 2045 Portfolio - Service Class
2012	68	$12.24	$ 831	1.86%	1.40%	13.86%
2011	63	$10.75	$ 677	1.20%	1.40%	-6.44%
2010	57	$11.49	$ 656	1.14%	1.40%	13.54%
2009	22	$10.12	$ 224	1.65%	1.40%	27.94%
2008	2	$7.91	$ 19	-	1.40%	-40.66%
ING Solution Income Portfolio - Initial Class
2012	260	$11.21	$ 2,911	4.87%	1.40%	8.52%
2011	283	$10.33	$ 2,923	4.31%	1.40%	-0.77%
2010	298	$10.41	$ 3,104	3.49%	1.40%	8.32%
2009	308	$9.61	$ 2,964	5.70%	1.40%	15.92%
2008	312	$8.29	$ 2,583	(a)	1.40%	(a)
ING Solution Income Portfolio - Service Class
2012	23	$12.43	$ 284	5.30%	1.40%	8.18%
2011	18	$11.49	$ 207	5.01%	1.40%	-1.03%
2010	13	$11.61	$ 152	2.89%	1.40%	8.10%
2009	18	$10.74	$ 194	6.42%	1.40%	15.61%
2008	3	$9.29	$ 24	-	1.40%	-17.86%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	Expense RatioB	(lowest to highest)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2012	2,920	$14.32	to	$14.90	$ 43,514	0.51%	1.40%	14.44%	to	14.47%
2011	3,228	$12.51	to	$13.02	$ 42,021	0.34%	1.40%	-5.03%	to	-5.01%
2010	3,558	$13.17	to	$13.71	$ 48,780	0.28%	1.40%	26.63%	to	26.71%
2009	3,947	$10.40	to	$10.82	$ 42,710	0.43%	1.40%	44.44%	to	44.46%
2008	4,141	$7.20	to	$7.49	$ 31,016	0.47%	1.40%	-43.94%	to	-43.93%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2012	15		$14.55		$ 213	0.51%	1.40%	14.21%
2011	14		$12.74		$ 182	-	1.40%	-5.21%
2010	12		$13.44		$ 158	-	1.40%	26.32%
2009	7		$10.64		$ 71	-	1.40%	43.98%
2008	2		$7.39		$ 17	-	1.40%	-44.06%
ING T. Rowe Price Growth Equity Portfolio - Initial Class
2012	227		$18.59		$ 4,224	0.18%	1.40%	17.21%
2011	229		$15.86		$ 3,634	-	1.40%	-2.40%
2010	244		$16.25		$ 3,965	0.03%	1.40%	15.25%
2009	227		$14.10		$ 3,194	0.19%	1.40%	40.86%
2008	199		$10.01		$ 1,988	1.36%	1.40%	-43.00%
ING T. Rowe Price Growth Equity Portfolio - Service Class
2012	28		$13.40		$ 378	-	1.40%	16.93%
2011	20		$11.46		$ 228	-	1.40%	-2.63%
2010	16		$11.77		$ 188	-	1.40%	14.94%
2009	11		$10.24		$ 110	-	1.40%	40.66%
2008	5		$7.28		$ 33	-	1.40%	-43.17%
ING Templeton Foreign Equity Portfolio - Initial Class
2012	611		$8.89		$ 5,429	2.19%	1.40%	17.28%
2011	175		$7.58		$ 1,326	2.01%	1.40%	-13.17%
2010	145		$8.73		$ 1,267	2.26%	1.40%		7.25%
2009	105		$8.14		$ 854	-	1.40%	30.45%
2008	62		$6.24		$ 388	(a)	1.40%		(a)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING Templeton Foreign Equity Portfolio - Service Class
2012	70	$8.78	$ 616	2.02%	1.40%	16.91%
2011	24	$7.51	$ 178	1.62%	1.40%	-13.38%
2010	22	$8.67	$ 193	1.92%	1.40%	7.04%
2009	15	$8.10	$ 119	-	1.40%	30.02%
2008	10	$6.23	$ 65	(a)	1.40%	(a)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2012	232	$11.75	$ 2,727	0.95%	1.40%	11.90%
2011	262	$10.50	$ 2,755	1.13%	1.40%	-3.93%
2010	284	$10.93	$ 3,099	0.91%	1.40%	11.87%
2009	312	$9.77	$ 3,051	1.43%	1.40%	29.92%
2008	340	$7.52	$ 2,559	2.49%	1.40%	-40.60%
ING UBS U.S. Large Cap Equity Portfolio - Service Class
2012	1	$11.11	$ 16	-	1.40%	11.55%
2011	1	$9.96	$ 12	-	1.40%	-4.05%
2010	1	$10.38	$ 14	-	1.40%	11.37%
2009	1	$9.32	$ 7	-	1.40%	29.81%
2008	1	$7.18	$ 5	-	1.40%	-40.86%
ING Strategic Allocation Conservative Portfolio - Class I
2012	320	$14.56	$ 4,660	2.65%	1.40%	10.72%
2011	307	$13.15	$ 4,033	4.28%	1.40%	0.38%
2010	285	$13.10	$ 3,727	3.97%	1.40%	9.53%
2009	308	$11.96	$ 3,685	6.68%	1.40%	16.23%
2008	186	$10.29	$ 1,912	5.48%	1.40%	-24.62%
ING Strategic Allocation Growth Portfolio - Class I
2012	447	$15.39	$ 6,875	1.52%	1.40%	13.41%
2011	434	$13.57	$ 5,888	2.64%	1.40%	-4.23%
2010	382	$14.17	$ 5,415	3.40%	1.40%	11.49%
2009	343	$12.71	$ 4,363	8.75%	1.40%	23.52%
2008	216	$10.29	$ 2,219	2.37%	1.40%	-36.99%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING Strategic Allocation Moderate Portfolio - Class I
2012	761	$15.04	$ 11,441	2.02%	1.40%	11.99%
2011	681	$13.43	$ 9,142	3.32%	1.40%	-1.97%
2010	604	$13.70	$ 8,273	3.76%	1.40%	10.48%
2009	521	$12.40	$ 6,462	8.00%	1.40%	20.16%
2008	311	$10.32	$ 3,208	2.76%	1.40%	-31.43%
ING Growth and Income Portfolio - Class I
2012	181	$12.85	$ 2,332	1.89%	1.40%	14.22%
2011	187	$11.25	$ 2,106	1.30%	1.40%	-1.66%
2010	193	$11.44	$ 2,209	1.21%	1.40%	12.49%
2009	157	$10.17	$ 1,592	1.58%	1.40%	28.41%
2008	134	$7.92	$ 1,058	1.39%	1.40%	-38.46%
ING BlackRock Science and Technology Opportunities Portfolio - Class I
2012	122	$14.36	$ 1,751	0.18%	1.40%	6.37%
2011	120	$13.50	$ 1,615	-	1.40%	-11.65%
2010	100	$15.28	$ 1,534	-	1.40%	16.91%
2009	91	$13.07	$ 1,187	-	1.40%	50.58%
2008	43	$8.68	$ 376	-	1.40%	-40.63%
ING Index Plus LargeCap Portfolio - Class I
2012	190	$15.35	$ 2,917	1.66%	1.40%	12.87%
2011	192	$13.60	$ 2,611	2.37%	1.40%	-1.45%
2010	203	$13.80	$ 2,799	1.94%	1.40%	12.38%
2009	233	$12.28	$ 2,861	2.79%	1.40%	21.46%
2008	270	$10.11	$ 2,726	1.90%	1.40%	-38.09%
ING Index Plus MidCap Portfolio - Class I
2012	310	$20.01	$ 6,206	0.92%	1.40%	16.07%
2011	331	$17.24	$ 5,704	0.83%	1.40%	-2.54%
2010	369	$17.69	$ 6,530	1.07%	1.40%	20.26%
2009	410	$14.71	$ 6,024	1.62%	1.40%	29.83%
2008	406	$11.33	$ 4,600	1.46%	1.40%	-38.42%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
ING Index Plus SmallCap Portfolio - Class I
2012	194	$18.68	$ 3,632	0.57%	1.40%	10.79%
2011	202	$16.86	$ 3,413	0.85%	1.40%	-2.09%
2010	224	$17.22	$ 3,849	0.72%	1.40%	21.10%
2009	234	$14.22	$ 3,329	1.68%	1.40%	23.12%
2008	238	$11.55	$ 2,744	0.97%	1.40%	-34.49%
ING International Index Portfolio - Class I
2012	70	$11.69	$ 817	2.60%	1.40%	17.02%
2011	64	$9.99	$ 642	2.62%	1.40%	-13.36%
2010	70	$11.53	$ 808	3.59%	1.40%	6.37%
2009	69	$10.84	$ 751	(b)	1.40%	(b)
2008	(b)	(b)	(b)	(b)	(b)	(b)
ING International Index Portfolio - Class S
2012	4	$11.60	$ 46	2.44%	1.40%	16.82%
2011	4	$9.93	$ 36	2.27%	1.40%	-13.65%
2010	5	$11.50	$ 52	4.21%	1.40%	6.19%
2009	4	$10.83	$ 43	(b)	1.40%	(b)
2008	(b)	(b)	(b)	(b)	(b)	(b)
ING Russell™ Large Cap Growth Index Portfolio - Class I
2012	2,479	$15.15	$ 37,559	1.22%	1.40%	12.89%
2011	2,707	$13.42	$ 36,330	1.28%	1.40%	2.76%
2010	3,049	$13.06	$ 39,815	0.66%	1.40%	11.24%
2009	3,365	$11.74	$ 39,508	(b)	1.40%	(b)
2008	(b)	(b)	(b)	(b)	(b)	(b)
ING Russell™ Large Cap Index Portfolio - Class I
2012	495	$14.99	$ 7,427	2.45%	1.40%	13.99%
2011	549	$13.15	$ 7,215	1.64%	1.40%	1.15%
2010	638	$13.00	$ 8,288	3.36%	1.40%	10.64%
2009	727	$11.75	$ 8,545	(b)	1.40%	(b)
2008	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	Expense RatioB	(lowest to highest)
ING Russell™ Mid Cap Growth Index Portfolio - Class S
2012	60		$15.61		$ 941	0.33%	1.40%	13.86%
2011	63		$13.71		$ 864	0.36%	1.40%	-3.52%
2010	58		$14.21		$ 825	0.29%	1.40%	24.10%
2009	47		$11.45		$ 541	(b)	1.40%		(b)
2008	(b)		(b)		(b)	(b)	(b)		(b)
ING Small Company Portfolio - Class I
2012	9		$15.48		$ 145	0.71%	1.40%	12.91%
2011	10		$13.71		$ 135	0.66%	1.40%	-3.86%
2010	12		$14.26		$ 168	0.91%	1.40%	22.72%
2009	4		$11.62		$ 52	-	1.40%	25.76%
2008	2		$9.24		$ 22	-	1.40%	-32.01%
ING International Value Portfolio - Class I
2012	490		$20.51		$ 10,057	2.56%	1.40%	17.60%
2011	540		$17.44		$ 9,424	2.58%	1.40%	-16.15%
2010	620		$20.80		$ 12,895	1.99%	1.40%		1.07%
2009	715		$20.58		$ 14,714	1.63%	1.40%	25.41%
2008	763		$16.41		$ 12,521	2.77%	1.40%	-43.55%
ING MidCap Opportunities Portfolio - Class I
2012	2,260	$11.24	to	$20.19	$ 25,404	0.54%	1.40%	12.51%	to	12.60%
2011	2,470	$9.99	to	$17.93	$ 24,674	-	1.40%	-1.87%	to	-1.86%
2010	2,693	$10.18	to	$18.27	$ 27,418	0.70%	1.40%	28.48%	to	28.54%
2009	2,989	$7.92	to	$14.22	$ 23,675	0.22%	1.40%	39.44%	to	39.55%
2008	3,163	$5.68	to	$10.19	$ 17,969	-	1.40%	-38.50%	to	-38.46%
ING SmallCap Opportunities Portfolio - Class I
2012	433		$33.50		$ 14,497	-	1.40%	13.56%
2011	469		$29.50		$ 13,843	-	1.40%	-0.54%
2010	513		$29.66		$ 15,226	-	1.40%	30.49%
2009	552		$22.73		$ 12,540	-	1.40%	29.22%
2008	587		$17.59		$ 10,328	-	1.40%	-35.38%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
Lord Abbett Series Fund - Mid-Cap Stock Portfolio - Class VC
2012	139	$11.82	$ 1,641	0.71%	1.40%	13.00%
2011	139	$10.46	$ 1,453	0.21%	1.40%	-5.34%
2010	128	$11.05	$ 1,415	0.39%	1.40%	23.60%
2009	128	$8.94	$ 1,148	0.52%	1.40%	24.86%
2008	108	$7.16	$ 770	1.36%	1.40%	-40.18%
Neuberger Berman AMT Socially Responsive Portfolio® - Class I
2012	224	$16.06	$ 3,602	0.23%	1.40%	9.40%
2011	224	$14.68	$ 3,286	0.36%	1.40%	-4.43%
2010	221	$15.36	$ 3,396	0.03%	1.40%	21.14%
2009	234	$12.68	$ 2,971	2.21%	1.40%	29.65%
2008	215	$9.78	$ 2,106	2.21%	1.40%	-40.29%
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA
2012	15	$14.11	$ 206	0.57%	1.40%	16.32%
2011	12	$12.13	$ 147	0.71%	1.40%	-3.58%
2010	11	$12.58	$ 136	0.77%	1.40%	21.66%
2009	12	$10.34	$ 124	1.02%	1.40%	35.34%
2008	9	$7.64	$ 72	-	1.40%	-38.68%
PIMCO Real Return Portfolio - Administrative Class
2012	1,023	$15.83	$ 16,194	1.05%	1.40%	7.25%
2011	703	$14.76	$ 10,375	5.21%	1.40%	10.15%
2010	576	$13.40	$ 7,714	1.40%	1.40%	6.60%
2009	474	$12.57	$ 5,954	3.05%	1.40%	16.71%
2008	396	$10.77	$ 4,268	4.70%	1.40%	-8.34%
Pioneer High Yield VCT Portfolio - Class I
2012	159	$15.54	$ 2,468	9.11%	1.40%	14.43%
2011	132	$13.58	$ 1,792	5.80%	1.40%	-3.00%
2010	131	$14.00	$ 1,828	5.55%	1.40%	16.38%
2009	136	$12.03	$ 1,634	7.34%	1.40%	58.29%
2008	93	$7.60	$ 710	8.78%	1.40%	-36.35%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)
Wanger Select
2012	214	$15.40	$ 3,303	0.43%	1.40%	16.84%
2011	245	$13.18	$ 3,232	2.31%	1.40%	-18.84%
2010	254	$16.24	$ 4,124	0.55%	1.40%	24.83%
2009	244	$13.01	$ 3,179	-	1.40%	63.85%
2008	216	$7.94	$ 1,712	-	1.40%	-49.78%
Wanger USA
2012	181	$16.02	$ 2,903	0.32%	1.40%	18.32%
2011	195	$13.54	$ 2,637	-	1.40%	-4.85%
2010	179	$14.23	$ 2,552	-	1.40%	21.62%
2009	171	$11.70	$ 2,005	-	1.40%	40.29%
2008	141	$8.34	$ 1,177	-	1.40%	-40.51%

(a)	As investment Division had no investments until 2008, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2009, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities.

105

FINANCIAL STATEMENTS — STATUTORY BASIS
ReliaStar Life Insurance Company
For the years ended December 31, 2012, 2011 and 2010
with Report of Independent Registered Public
Accounting Firm

Ernst & Young LLP

RELIASTAR LIFE INSURANCE COMPANY
Financial Statements – Statutory Basis
December 31, 2012

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements – Statutory Basis

Balance Sheets – Statutory Basis – as of December 31, 2012 and 2011	3
Statements of Operations – Statutory Basis – for the years ended December 31, 2012,
2011 and 2010	5
Statements of Changes in Capital and Surplus – Statutory Basis – for the years ended
December 31, 2012, 2011 and 2010	6
Statements of Cash Flows – Statutory Basis – for the years ended December 31, 2012,
2011 and 2010	7
Notes to Financial Statements – Statutory Basis	8

Ernst & Young LLP
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Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder
ReliaStar Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of ReliaStar Life Insurance Company, as of December 31, 2012 and 2011, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2012. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance (“Minnesota Division of Insurance”), which practices differ from U.S generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of ReliaStar Life Insurance Company at December 31, 2012 and 2011, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2012.

A member firm of Ernst & Young Global Limited

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.

April 2, 2013

A member firm of Ernst & Young Global Limited

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets – Statutory Basis

	December 31
	2012	2011
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$13,972,734	$13,212,273
Bonds - securities loaned and pledged	239,011	150,824
Preferred stocks	33,148	31,448
Common stocks	18,543	31,114
Subsidiaries	375,396	281,525
Mortgage loans	1,968,589	1,951,346
Real estate:
Properties occupied by the company	-	8,557
Properties held for the production of income	5,162	5,000
Contract loans	677,563	644,563
Derivatives	143,768	135,443
Other invested assets	439,540	876,667
Securities lending collateral	174,376	86,974
Cash and short term investments	887,590	674,075
Total cash and invested assets	18,935,420	18,089,809
Deferred and uncollected premiums, less loading (2012-$3,697; 2011-$110,593)	(154,294)	(10,767)
Accrued investment income	191,666	241,060
Reinsurance balances recoverable	258,701	252,833
Federal income tax recoverable (including $28,145 and $18,781 on realized capital
losses at December 31, 2012 and 2011, respectively)	55,812	15,577
Indebtedness from related parties	37,202	36,516
Net deferred tax asset	211,642	245,402
Other assets	20,456	22,075
Separate account assets	1,963,501	1,887,112
Total admitted assets	$21,520,106	$20,779,617

The accompanying notes are an integral part of these financial statements.

3

RELIASTAR LIFE INSURANCE COMPANY Balance Sheets – Statutory Basis

	December 31
	2012	2011
	(In Thousands, except share amounts)

Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$13,173,022	$13,612,842
Accident and health reserves	197,142	225,281
Deposit type contracts	718,837	773,723
Policyholders’ funds	3,000	2,314
Dividends payable	9,875	10,896
Policy and contract claims	112,529	117,543
Total policy and contract liabilities	14,214,405	14,742,599

Interest maintenance reserve	74,184	-
Accounts payable and accrued expenses	123,849	128,741
Reinsurance balances	2,270,581	1,415,245
Indebtedness to related parties	36,489	41,769
Contingency reserve	8,959	8,485
Asset valuation reserve	107,224	119,780
Net transfers from separate accounts	(42,233)	(55,155)
Derivatives	161,359	167,253
Payable for securities lending	174,376	86,974
Other liabilities	148,794	132,494
Separate account liabilities	1,963,501	1,887,112
Total liabilities	19,241,488	18,675,297

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value;
2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Special surplus funds	6,935	91,859
Surplus note	100,000	100,000
Paid-in and contributed surplus	2,059,125	2,059,125
Unassigned surplus (deficit)	110,058	(149,164)
Preferred capital stock, held in treasury	(100)	(100)
Total capital and surplus	2,278,618	2,104,320
Total liabilities and capital and surplus	$21,520,106	$20,779,617

The accompanying notes are an integral part of these financial statements.

4

RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations – Statutory Basis

	Year ended December 31
	2012	2011	2010
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$858,814	$886,084	$287,256
Considerations for supplementary contracts with life contingencies	6,980	6,378	3,833
Net investment income	902,190	892,970	924,054
Amortization of interest maintenance reserve	(5,014)	(51,592)	(39,657)
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	(86,000)	690,682	785,727
Other revenue	103,632	108,725	116,058
Total premiums and other revenues	1,780,602	2,533,247	2,077,271
Benefits paid or provided:
Death benefits	153,246	161,471	97,263
Annuity benefits	89,305	94,126	98,293
Surrender benefits and withdrawals	935,056	1,215,804	1,068,397
Interest on policy or contract funds	21,906	6,721	24,039
Accident and health benefits	34,461	11,801	(3,621)
Other benefits	11,693	8,515	7,310
(Decrease) increase in life, annuity and accident and health reserves	(469,251)	315,458	(277,744)
Net transfers from separate accounts	(93,541)	(241,720)	(149,745)
Total benefits paid or provided	682,875	1,572,176	864,192
Insurance expenses and other deductions:
Commissions	345,300	403,223	374,148
General expenses	391,576	381,165	385,903
Insurance taxes, licenses and fees	61,482	60,711	59,114
Other deductions	439,577	169,538	497,551
Total insurance expenses and other deductions	1,237,935	1,014,637	1,316,716
Loss from operations before policyholder dividends, federal income
taxes and net realized capital losses	(140,208)	(53,566)	(103,637)

Dividends to policyholders	12,661	13,906	14,468
Loss from operations before federal income taxes
and net realized capital losses	(152,869)	(67,472)	(118,105)

Federal income tax (benefit) expense	(49,420)	(2,375)	30,073
Loss from operations before net realized capital losses	(103,449)	(65,097)	(148,178)
Net realized capital losses	(51,832)	(17,921)	(86,049)
Net loss	$(155,281)	$(83,018)	$(234,227)

The accompanying notes are an integral part of these financial statements.

5

RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Capital and Surplus – Statutory Basis

	Year ended December 31
	2012	2011	2010
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Preferred stock:
Balance at beginning and end of year	100	100	100

Special surplus funds:
Balance at beginning of year	91,859	102,365	94,219
Reclass of gain on sale/leaseback of home property from unassigned surplus	(694)	(694)	(694)
Change in admitted deferred tax asset per SSAP 10R	(84,230)	(9,812)	8,840
Balance at end of year	6,935	91,859	102,365

Surplus note:
Balance at beginning and end of year	100,000	100,000	100,000

Paid-in and contributed surplus:
Balance at beginning of year	2,059,125	2,007,125	1,957,125
Capital contributions	-	52,000	50,000
Balance at end of year	2,059,125	2,059,125	2,007,125

Unassigned surplus (deficit):
Balance at beginning of year	(149,164)	(133,843)	36,466
Net loss	(155,281)	(83,018)	(234,227)
Change in net unrealized capital gains (losses)	298,451	(67,014)	(74,983)
Change in nonadmitted assets	226,943	61,099	16,675
Change in liability for reinsurance in unauthorized companies	1,166	4,396	(2,153)
Change in reserve due to change in valuation basis	(1,293)	-	4,688
Change in asset valuation reserve	12,556	(64,972)	(35,794)
Cumulative effect of change in accounting principle	-	(1,126)	-
Change in net deferred income tax	(59,213)	(13,236)	8,039
Deferred gain on reinsurance of existing business	272,481	185,047	492,701
Amortization of gain on reinsurance	(205,474)	(38,042)	(124,145)
Reclass of gain on sale/leaseback of home property to special surplus	694	694	694
Dividends to stockholder	(130,000)	-	(221,000)
Additional minimum pension liability	(1,808)	851	(804)
Balance at end of year	110,058	(149,164)	(133,843)

Preferred capital stock held in treasury balance at beginning and end of year	(100)	(100)	(100)
Total capital and surplus	$2,278,618	$2,104,320	$2,078,147

The accompanying notes are an integral part of these financial statements.

6

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows – Statutory Basis

	Year ended December 31
	2012	2011	2010
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received,
net of reinsurance paid	$890,158	$1,135,572	$9,845
Net investment income received	1,039,245	1,005,116	1,002,597
Commissions and expenses paid	(788,344)	(925,590)	(826,696)
Benefits paid	(1,256,341)	(1,450,958)	(1,283,769)
Net transfers from separate accounts	93,822	231,548	151,417
Dividends paid to policyholders	(13,685)	(14,145)	(14,579)
Federal income taxes (paid) recovered	(30,883)	86,049	(126,726)
Miscellaneous income	506,606	308,277	1,245,852
Net cash provided by operations	440,578	375,869	157,941

Investment Activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	3,246,659	2,166,989	4,065,925
Stocks	13,054	7,503	16,065
Mortgage loans	516,354	325,989	417,056
Real estate	14,374	-	3,142
Other invested assets	602,187	186,909	165,592
Net gain (loss) on cash and short term investments	100	(182)	-
Miscellaneous proceeds	43,751	69,934	27,460
Total investment proceeds	4,436,479	2,757,142	4,695,240

Cost of investments acquired:
Bonds	3,988,153	3,183,089	4,717,801
Stocks	1,721	8,213	22,225
Mortgage loans	533,655	312,909	161,279
Real estate	57	-	-
Other invested assets	60,850	90,965	292,122
Miscellaneous applications	30,885	74,499	96,313
Total cost of investments acquired	4,615,321	3,669,675	5,289,740

Net (increase) decrease in contract loans	(33,111)	18,740	18,950
Net cash used in investment activities	(211,953)	(893,793)	(575,550)

Financing and Miscellaneous Activities
Other cash provided (applied):
Capital and surplus paid-in	-	102,000	-
Net (withdrawals) deposits on deposit type contracts	(54,886)	58,542	59,242
Dividends paid to stockholder	(130,000)	-	(221,000)
Funds received (paid) from reinsurance	108,883	369,105	(114,030)
Other cash provided (used)	60,893	57,921	(33,236)
Net cash (used in) provided by financing and miscellaneous activities	(15,110)	587,568	(309,024)
Net increase (decrease) in cash and short term investments	213,515	69,644	(726,633)
Cash and short term investments:
Beginning of year	674,075	604,431	1,331,064
End of year	$887,590	$674,075	$604,431

The accompanying notes are an integral part of these financial statements.

7

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion”), a Connecticut domiciled non-insurance holding company. Lion, in turn, is a wholly owned subsidiary of ING U.S., Inc. (“ING US”) (“Parent”), a Delaware domiciled non-insurance holding company. ING US name was changed from ING America Insurance Holdings, Inc. on June 14, 2012. The Company’s ultimate parent is ING Groep, N.V. (“ING”), a global financial services company based in the Netherlands.

ING has announced the anticipated separation of its global banking and insurance business. While all options for affecting the separation of ING US and its subsidiaries, including the Company from ING remain open, ING has announced that the base case for this separation includes an initial public offering (“IPO”) of ING US, which together with its subsidiaries, constitutes ING’s U.S.-based retirement, investment management, and insurance operations. ING US filed a registration statement on Form S-1 with the U.S. Securities and Exchange Commission (“SEC”) on November 9, 2012, which was amended on January 23, 2013 and March 19, 2013, in connection with the proposed IPO of its common stock.

Description of Business

The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, and Puerto Rico.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles and Actuarial Guidelines

Effective January 1, 2012, the Company adopted Statement of Statutory Accounting Principles (“SSAP”) No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10 (“SSAP No. 101”). SSAP No.101 changes statutory accounting for income taxes in two key areas (1) tax contingencies and (2) the admissibility of deferred tax assets.

Under SSAP No. 101, federal and foreign income tax contingencies are now determined under a modified version of SSAP No. 5R – Revised, Liabilities, Contingencies and

8

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

Impairments of Assets (“SSAP No. 5R”). Under this standard, the recognition of tax loss contingencies uses a more likely than not model.

SSAP No. 101 also provides for a three-step calculation to determine the admitted portion of adjusted gross deferred tax assets. In the first part of the admissibility test, all filers will be allowed to use a reversal period that corresponds to the tax loss carryback provisions of the Internal Revenue Code (not to exceed three years). In the second part of the admissibility test, the reversal period and surplus limitation parameters (one year and 10 percent or three years and 15 percent) are determined based upon risk-based capital (“RBC”) levels. Companies not meeting the minimum threshold are prohibited from admitting anything in this part of the admissibility test. For purposes of determining test parameters, calculations of RBC or surplus thresholds will use current reporting period information. In Step 3 of the admissibility calculation, SSAP No. 101 allows the admittance of adjusted gross deferred tax assets (after application of Steps 1 and 2) to the extent that offsetting by deferred tax liabilities of the same tax character (i.e. ordinary versus capital) would be permitted in the tax return under current tax laws. Additionally, an entity would have to consider the reversal patterns of temporary differences. Whether or not scheduling of reversing deferred tax assets and liabilities is necessary is a matter of judgment based on the specific facts and circumstances. The third part of the admissibility calculation under SSAP No. 101 is consistent with SSAP No. 10R, Income Taxes – A Temporary Replacement of SSAP No. 10 (“SSAP No. 10R”), except the consideration of reversal patterns of temporary difference was not explicitly stated.

There was no effect on the Company’s Balance Sheet or Statement of Operations as a result of adopting this standard.

Effective December 31, 2011, the Company adopted SSAP No. 5R. This statement defines and establishes accounting for liabilities, contingencies and impairments of assets, particularly contingencies related to or on behalf of direct or indirect wholly owned insurance and non-insurance subsidiaries. At inception, the Company is required to record a liability equal to the fair value of the guarantee. If the Company subsequently determines that it is probable that payment will be required under the guarantee, the liability recorded will be an amount equal to the greater of the fair value of the guarantee or the undiscounted future payments required under the guarantee. The Company recognized a non-contingent liability of $1.3 as a result of the adoption of this statement. Capital and surplus were increased by $0.9 and there was a $0.2 impact to net income as a result of the adoption of this statement. See Note 14 for additional disclosures required by this statement.

9

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

Effective December 31, 2011, the Company adopted the modifications made to SSAP No. 22, Leases (“SSAP No. 22”), as they relate to modification and early termination of leases. Under the provisions of the statement, early termination or non-use of leased property benefits, are recognized at fair value as follows:

a.	Liabilities for costs to terminate a contract before the end of its term are recognized when the Company terminated in accordance with the contract terms.
b.

Liabilities for costs that will continue to be incurred under a contract for its remaining term without economic benefit are recognized as of the date the Company no longer has the right to use the leased property. The fair value of the liability on that date will be determined based on the remaining lease rentals, adjusted for the effects of any prepaid or deferred items recognized under the lease, and reduced by estimated sublease rentals that could be reasonably obtained for the property, even if there is no intent to enter into a sublease.

The Company did not recognize a liability as a result of the adoption of this statement. There was no impact to net income.

Effective January 1, 2011, the Company adopted SSAP No. 35R, Guaranty Fund and Other Assessments (“SSAP No. 35R”). This statement establishes statutory accounting principles for guaranty fund and other assessments.

Guaranty fund and other assessments will be expensed and a liability accrued by the Company when the following conditions are met:

a.	An assessment has been imposed or information available prior to issuance of the statutory financial statement indicates that it is probable that an assessment will be imposed.
b.	The event obligating an entity to pay an imposed or probable assessment has occurred on or before the date of the financial statements.
c.	The amount of the assessment can be reasonably estimated.

In addition, if it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges, the Company will recognize an asset or liability for that recovery in an amount that is determined based on current laws, projections of future premium collections or policy surcharges from in-force policies. Any recognized asset from premium tax credits or policy surcharges will be reevaluated regularly to ensure recoverability. Upon expiration, tax credits no longer meeting the definition of an asset will be charged to income in the period the determination is made.

The Company has re-evaluated both the liability and asset under the new guidelines established by SSAP No. 35R due to various assessments related to insolvencies. As a result of adopting this change in accounting principle, the effects on the Company’s 2011 financial statements were an increase in liabilities of $0.7 and a decrease in capital and surplus of $0.2. See Note 16 for additional disclosures required by this standard.

10

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

Effective December 31, 2010, the Company adopted SSAP No. 100, Fair Value Measurements (“SSAP No. 100”). This statement defines fair value, establishes a framework for measuring fair value, and establishes the following disclosure requirements about fair value:

§	Fair value measurements at the reporting date and the source of the fair value measurement;
§	The level within the fair value hierarchy in which the fair value measurements fall;
§	Significant transfers in and out of Level 3;
§	Purchases, sales, issuances, and settlement in the Level 3 fair value measurements reconciliation;
§	Fair value measurement disclosures for each class of assets and liabilities (i.e. disaggregated);
§	Valuation techniques and inputs used for Level 1, Level 2 and Level 3 fair value measurements.

As this statement only pertains to additional disclosures, the adoption had no impact on the Company’s Balance Sheet or Statement of Operations.

Effective December 31, 2010, the Company adopted SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

(“SSAP No. 91R”). The statement initially established statutory accounting principles for transfers and servicing of financial assets. Amendments to the statement were made in 2010 to clarify that the adequacy of collateralization should be measured based on the fair value of the collateral obtained. Under the revised standard, securities pledged as collateral that may be sold or repledged by the transferor or its agent are reclassified on the Company’s balance sheet separately from assets not so encumbered. Reporting of collateral on the Company’s balance sheet is determined by the administration of the program and is presented accordingly. The adoption of SSAP No. 91R had no impact on the net income or surplus of the Company. See Note 3 for additional disclosures required by the standard.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance (“Minnesota Department of Commerce”) which practices differ from United States generally accepted accounting principles (“GAAP”). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners (“NAIC”) rating; for GAAP, such fixed maturity investments are designated at purchase as held to maturity, trading or available for sale. Held to maturity investments are reported at amortized cost, and the remaining fixed maturity investments

11

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

are reported at fair value with unrealized capital gains and losses reported in Statement of Operations for those designated as trading and as a separate component of other comprehensive income in stockholder’s equity for those designated as available for sale.

Management regularly reviews the value of the Company’s investments in bonds and mandatorily redeemable preferred stocks. If the value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other than temporary decline in value. To make this determination for each security, the following are some of the factors considered:

§	The length of time and the extent to which the fair value has been below cost.
§	The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
§	Management’s intent and ability to hold the security long enough for it to recover its value.

Based on the analysis, management makes a judgment as to whether the loss is other than temporary. If the loss is other than temporary, an impairment charge is recorded within net realized investment gains (losses) in the Statements of Operations in the period the determination is made.

The Company invests in structured securities including mortgage backed securities/ collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. For these structured securities in unrealized loss positions, management determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If management has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its amortized cost. If the present value of the expected future cash flows for the security is lower than its amortized cost, the security is written down to its present value of the expected future cash flows.

When an other-than-temporary impairment (“OTTI”) is recorded because there is intent to sell or a holder does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The total loss recorded is bifurcated between the interest related loss and the non-interest related loss. The interest portion shall be recorded through the interest maintenance reserve (“IMR”) and the non-interest portion shall be recorded through the asset valuation reserve (“AVR”).

For GAAP, when a decline in fair value is determined to be other-than-temporary, the loss which is calculated as the difference between the securities carrying value and fair value is recorded in net realized capital gains (losses) in its entirety or bifurcated between

12

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

net realized capital gains (losses) and accumulated other comprehensive income, as appropriate.

Realized gains and losses on disposed investments are reported in the Statements of Operations, net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

The Company follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities (“SSAP No. 86”), for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. For effective cash flow hedges, changes in fair value are credited or charged directly to a separate component of shareholder’s equity rather than to income as required for fair value hedges. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is reported at fair value, and the change in fair value is recognized in income.

Asset Valuation Reserves: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR as a liability on the accompanying balance sheets. When the net deferral of IMR is negative, the amount is reported as a component of other assets and nonadmitted.

13

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners’ Reserve Valuation methods (“CRVM”) using statutory rates for mortality and interest. Annuity policy and contract reserves under statutory accounting practices are calculated based upon the Commissioners’ Annuity Reserve Valuation methods (“CARVM”) using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

14

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life of the business for GAAP purposes. For statutory, losses are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed deferred federal income tax assets, disallowed interest maintenance reserves, non-operating system software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC

Accounting Practices and Procedures Manual, are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited GAAP statements are not available or expected to be available are nonadmitted. Under GAAP, the accounts and operations of the Company’s subsidiaries are consolidated. All affiliated investments are included in the Consolidated Balance Sheets except to the extent they appropriately nonadmitted.

Employee Benefits: For purposes of calculating the Company’s pensions and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared. Under GAAP, dividends are recognized over the term of the related policies.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. For periods after the adoption of SSAP No. 101, assuming minimum thresholds are met, the formula allows the Company to consider the amount of differences that will reverse over the next three years, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. The Company is also required, under SSAP No. 101, to

15

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. Any deferred tax assets not covered under the formula are nonadmitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years, including state deferred tax assets, and a valuation allowance is established if, based on the weight of the evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write down for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the lesser of the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses). Under GAAP, in addition to impairments of specific mortgage loans, a general allowance is recorded for losses not specifically identifiable.

Cash and Short-term Investments: Cash and short term investments represent cash balances, demand deposits, and short term fixed maturity investments with initial maturities of one year or less at the date of acquisition. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Participation Fund Account: On January 3, 1989, the Minnesota Division of Insurance approved a Plan of Conversion and Reorganization (“the Plan”), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

The Plan provided for the establishment of a Participation Fund Account (“PFA”) for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $183.6 as of December 31, 2012) with respect to such policies are included in the Company’s financial statements but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

16

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

Reconciliation to GAAP: The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the effective interest method.

Loan backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the effective interest method and includes anticipated prepayments. The retrospective adjustment method is used to determine the amortized cost for the majority of loan-backed and structured securities. For certain securities the prospective adjustment method is used, including interest only securities and securities that have experienced an other-than-temporary impairment.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at fair value or the lower of cost or fair value.

Common stocks are reported at fair value and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are added to the AVR. The Company enters into the following derivatives:

§

Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the Company’s fixed maturity portfolio, as well as the Company’s liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The net interest effect of

17

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

§

Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to foreign invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

§

Credit default swaps (replication - sold credit protection): Credit default swaps and total return swaps are utilized to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. Replicated (synthetic) assets filed with the NAIC’s Security Valuation Office (“SVO”) result in both the derivative and cash instrument being carried at amortized cost. The replication practices are in accordance with SSAP No. 86.

§

Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract reference obligation.

§

Forwards: Forwards are acquired to hedge the Company’s inverse portfolio against movements in interest rates, particularly mortgage rates. On the settlement date, the Company will either receive a payment (interest rate drops on sold forwards or interest rate rises on purchased forwards) or will be required to make a payment (interest rate rises on sold forwards or interest rate drops on purchased forwards). The Company also uses currency forward contracts to hedge policyholder liabilities in contracts which are linked to foreign indexes. The currency fluctuations may result in a decrease in account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values.

§

Call Options: Call options are used to hedge against an increase in the various equity indices. Such increase may result in increased payments to contract holders of fixed indexed annuity contracts, and the call options offset this increased expense. Call options are reported at fair value.

SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP No. 97”), applies to the Company’s subsidiaries, and controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying statutory

18

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

basis net assets, and the Company’s non-insurance subsidiaries are reported at the underlying GAAP equity amount adjusted for non-admitted assets as promulgated by the NAIC Accounting Practices and Procedures Manual. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited statements are not available or expected to be available are nonadmitted. Management regularly reviews its SCA’s to determine if an other-than-temporary impairment has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.

Contract loans are reported at unpaid principal balances but not in excess of the cash surrender value.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost, and other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight line basis over the estimated useful lives of the properties.

The Company does not currently engage in reverse repurchase agreements and reverse dollar repurchase agreements. Such arrangements typically meet the requirements to be accounted for as financings. For both reverse repurchase agreements and reverse dollar repurchase agreements, Company policies require that at all times during the respective agreement term, cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets from others. Cash collateral received is used for general liquidity purposes and the offsetting collateral liability is included in borrowed money on the Balance Sheets.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company’s policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The fair value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

Short term investments are reported at amortized cost which approximates fair value. Short term investments include investments with maturities between three months and one year at the date of acquisition.

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

19

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheet, are reported at amortized cost using the effective interest method.

Surplus notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method. See Note 12 for additional information related to an affiliate surplus note.

Realized capital gains and losses are generally determined using the first in first out method.

Cash on hand includes cash equivalents. Cash equivalents are short term investments that are both readily convertible to cash and have an original maturity date of three months or less from date of purchase.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.0% to 13.25% for 2012.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Division of Insurance, is $85.1 billion and $105.8 billion at December 31, 2012 and 2011, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $685.7 and $757.5 at December 31, 2012 and

20

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

2011, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts (“SSAP No. 54”).

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset.

Participating Insurance: Participating business approximates less than 1.0% of the Company’s ordinary life insurance in force and less than 3.0% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends expense of $12.7, $13.9 and $14.5 was incurred in 2012, 2011 and 2010, respectively.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company also provides a contributory retirement plan for substantially all employees.

21

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2012	2011
	(In Thousands)
Deferred and uncollected premium	$12,779	$8,063
Net deferred tax asset	183,974	211,304
Health care and other amounts receivable	9,897	9,985
Negative IMR	-	92,709
Surplus note investment	-	29,015
Other invested assets	11,512	12,263
Other	9,840	7,376
Total nonadmitted assets	$228,002	$370,715

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims and claims adjustment expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2012. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2012.

Guaranteed Benefits: For variable annuity guarantees, Actuarial guideline 43 – Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43”), is followed. This guideline interprets how to apply the NAIC Commissioners’ Annuity Reserve Valuation Method to Variable Annuities (“CARVM”). The greater of the result under a single deterministic “Standard Scenario” and the average of the most severe 30% of randomly generated stochastic scenarios is held. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All assumptions for the Standard Scenario are prescribed. For the stochastic scenarios, equity market returns must meet a calibration test. All other assumptions are set by the actuary using prudent best-estimates.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences under GAAP.

22

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

Reserves related to the Company’s mortality risk are included in life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $27.9 and $28.8 at December 31, 2012 and 2011, respectively. The operations of the separate accounts are not included in the accompanying financial statements.

2.	Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Department of Commerce. The Minnesota Department of Commerce recognizes only statutory accounting practices prescribed or permitted by the State of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Minnesota. The Minnesota Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Department of Commerce. As of December 31, 2012, 2011 and 2010, the Company had no such permitted accounting practices.

23

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

3.	Investments

Fixed Maturities and Equity Securities

The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(In Thousands)
At December 31, 2012:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$1,134,590	$88,060	$-	$1,222,650
States, municipalities, and political
subdivisions	16,003	2,480	3	18,480
Foreign other (par value - $2,174,967)	2,252,143	256,078	15,618	2,492,603
Foreign government (par value - $38,890)	41,325	5,219	35	46,509
Public utilities securities	-	-	-	-
Corporate securities	8,236,962	953,323	12,863	9,177,422
Residential mortgage backed securities	1,438,580	256,948	18,364	1,677,164
Commercial mortgage backed
securities	570,635	56,181	989	625,827
Other asset backed securities	524,375	51,400	1,675	574,100
Total fixed maturities	14,214,613	1,669,689	49,547	15,834,755
Preferred stocks	33,148	7,067	-	40,215
Common stocks	19,459	267	1,183	18,543
Total equity securities	52,607	7,334	1,183	58,758
Total	$14,267,220	$1,677,023	$50,730	$15,893,513

At December 31, 2011:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$1,060,741	$96,318	$1	$1,157,058
States, municipalities, and political
subdivisions	27,332	3,196	132	30,396
Foreign other (par value - $2,179,093)	2,164,205	185,970	16,064	2,334,111
Foreign government (par value - $37,510)	37,474	7,956	-	45,430
Public utilities securities	45,846	4,351	-	50,197
Corporate securities	6,789,651	706,893	13,133	7,483,411
Residential backed securities	1,794,637	404,876	63,898	2,135,615
Commercial mortgage backed
securities	779,592	26,385	8,818	797,159
Other asset backed securities	666,611	47,728	4,563	709,776
Total fixed maturities	13,366,089	1,483,673	106,609	14,743,153
Preferred stocks	31,448	6,261	-	37,709
Common stocks	33,513	936	3,335	31,114
Total equity securities	64,961	7,197	3,335	68,823
Total	$13,431,050	$1,490,870	$109,944	$14,811,976

24

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2012	2011
	(In Thousands)
Amortized cost	$14,214,613	$13,366,089
Adjustment for below investment grade bonds	(2,868)	(2,992)
Carrying value	$14,211,745	$13,363,097

The aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

	Less than 6 Months Below Cost	More than 6 Months and Less than 12 Months Below Cost	More than 12 Months Below Cost	Total

	(In Thousands)
At December 31, 2012:
Fair value	$669,163	$63,265	$220,058	$952,486
Unrealized loss	13,668	7,694	28,185	49,547

At December 31, 2011:
Fair value	$851,319	$188,475	$311,601	$1,351,395
Unrealized loss	20,514	12,931	73,164	106,609

The amortized cost and fair value of investments in bonds at December 31, 2012, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value

	(In Thousands)
Maturity:
Due in 1 year or less	$474,308	$491,690
Due after 1 year through 5 years	2,842,514	3,052,100
Due after 5 years through 10 years	3,611,358	3,988,154
Due after 10 years	4,752,843	5,425,720
	11,681,023	12,957,664
Residential mortgage backed securities	1,438,580	1,677,164
Commercial mortgage backed securities	570,635	625,827
Other asset backed securities	524,375	574,100
Total	$14,214,613	$15,834,755

At December 31, 2012 and 2011, investments in certificates of deposit and bonds with an admitted asset value of $169.7 and $166.4, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

25

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

Underlying collateral, originated prior to 2008, has continued to reflect the problems associated with a housing market that has experienced substantial price declines and an employment market that declined significantly and remains under stress. Credit spreads have widened meaningfully from issuance and rating agency downgrades have been widespread and severe within the sector. Over the course of 2010 and 2011, market prices and liquidity within the sector exhibited volatility, driven by various factors, both domestically and globally. During 2012, market prices and sector liquidity exhibited sustained improvements, driven by an improved technical picture and positive sentiment regarding the potential for fundamental improvements within the sector. In managing the Company’s risk exposure to subprime and Alt-A mortgages, the collateral performance and structural characteristics associated with various positions held are taken into account.

The Company does not originate or purchase subprime or Alt-A whole-loan mortgages. The Company does have exposure to Residential Mortgage-Backed Securities (“RMBS”) and asset-backed securities (“ABS”). Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A Loans to include residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but whose loan structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

26

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the Company’s exposure to subprime mortgage backed securities and Alt-A mortgage backed securities through other investments:

	Actual Cost	Book/Adjusted Carrying Value (Excluding Interest)	Fair Value	Other-than Temporary Impairment Losses Recognized

	(In Thousands)
December 31, 2012
Residential mortgage
backed securities	$84,442	$80,419	$90,116	$2,289
Structured securities	67,429	70,841	67,162	255
Total	$151,871	$151,260	$157,278	$2,544

December 31, 2011
Residential mortgage
backed securities	$101,315	$95,372	$89,798	$2,730
Structured securities	77,036	79,328	64,223	493
Total	$178,351	$174,700	$154,021	$3,223

December 31, 2010
Residential mortgage
backed securities	$118,037	$113,979	$107,833	$3,509
Structured securities	177,524	169,340	154,722	35,223
Total	$295,561	$283,319	$262,555	$38,732

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, mortgage guaranty or financial guaranty insurance coverage as of December 31, 2012.

Transfer of Alt-A RMBS Participation Interest

In the first quarter of 2009, ING reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Kingdom of the Netherlands (the “Dutch State”) on the Illiquid Assets Back-Up Facility (the “Back-Up Facility”) covering 80% of ING’s Alt-A RMBS. Under the terms of the Back-Up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and certain subsidiaries of ING US, including the Company with an aggregate book value of $36 billion, including book value of $665 million of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a result of the risk transfer, the Dutch State participates in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State took place at a discount of approximately 10% of par value. In addition, under the Back-Up Facility, other fees are paid by the Company and

27

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

the Dutch State. Each ING company participating in the ING-Dutch State Transaction, including the Company remains the legal owner of 100% of its Alt-A RMBS portfolio and remains exposed to 20% of any results on its portfolio. The ING-Dutch State Transaction closed on March 31, 2009, with the risk transfer to the Dutch State taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company entered into a participation agreement with our affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company conveyed to ING Support Holding an 80% participation interest in our Designated Securities Portfolio and agreed to pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company BackUp Facility”). Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions it receives with respect to the 80% participation interest in the Company’s Designated Securities Portfolio. The amount of the obligation as of December 31, 2011 was 334.3.

On November 13, 2012, ING, ING Support Holding, ING Bank N.V. (“ING Bank”) and the Company entered into restructuring arrangements with the Dutch State, which closed the following day (the “Termination Agreement”). Pursuant to these restructurings, the Company sold the Dutch State Obligation, with a carrying value of $269.1 to ING Support Holding at fair value and transferred legal title to 80% of the securities subject to the Alt-A Back-up Facility to ING Bank. The restructuring resulted in an immaterial pre-tax loss.

Following the restructuring transaction, the Company continues to own 20% of the Alt-A RMBS from the first transaction. The Company has the right to sell these securities, subject to a right of first refusal granted to ING Bank.

28

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

Mortgage Loans and Real Estate

All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. As of December 31, 2012 and 2011, the distribution based upon this quality rating system is as follows:

	2012 Carrying Value	2011 Carrying Value

	(In Thousands)
AA	$524,411	$384,355
A	1,066,097	979,237
BBB	276,278	437,229
BB and below	101,803	150,525
Total commerical mortgage loans	$1,968,589	$1,951,346

Loan performance is continuously monitored on a loan-specific basis through the review of property appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

All commercial mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. As of December 31, 2012 and 2011, the Company held impaired mortgage loans with carrying values of $2.3 and $2.4 and unpaid principle balances of $3.3 and $3.4, respectively. As of December 31, 2012 and 2011, no commercial mortgage loans were past due.

The maximum and minimum lending rates for long term mortgage loans acquired or made during 2012 were 6.1% and 3.5%.

Property insurance is required on all collateral securing commercial real estate mortgage loans. Generally the coverage is “all risk” at a level equal to the replacement cost of the improvements. Additional coverage may be required to cover flood, windstorm and other risks associated with collateral type, use and location.

During 2012, the maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 71.4% on commercial properties. As of December 31, 2012 and 2011, the Company held no

29

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

mortgages with interest more than 180 days overdue. Minimal interest was past due as of December 31, 2012 and 2011.

The average recorded investment in impaired loans was $2.3, $3.1 and $16.4 at December 31, 2012, 2011 and 2010, respectively. Interest income recognized during the period the loans were impaired was $0.2, $0.3 and $0.3 and interest income recognized on a cash basis was $0.2, $0.3 and $0.3 for 2012, 2011 and 2010, respectively.

The Company recorded $0, $1.4 and $5.7 of impairments on loans without an allowance for credit losses, as of December 31, 2012, 2011 and 2010, respectively.

There were no encumbrances on real estate at December 31, 2012 and 2011.

On June 14, 2012, the Company announced an agreement with Cognizant Technology Solutions U.S. Corporation (“Cognizant”) under which Cognizant will provide business processing and operations services related to the Company. Under the terms of the seven-year agreement, Cognizant has made offers of employment to more than 1,000 employees of ING US in Minot, North Dakota and Des Moines, Iowa. On August 16, 2012, in conjunction with the outsourcing of employees, the Company sold two home office buildings and a subdivided portion of land in Minot to Cognizant for $14.4 in cash. The Company recognized a gain of $6.1 associated with this sale in the third quarter of 2012. As part of the transaction, the Company retained 36.6 acres of undeveloped land from the existing site for investment purposes.

Wash Sales

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to rebalance individual portfolios within the Company. There are no transactions to report for 2010 and 2011. The table below summarizes the number of transactions, book value, and gain/loss of the Company’s financial instruments with securities sold and reacquired within 30 days of the sale date during 2012:

	NAIC Rating	Number of Transactions	Book Value	Cost of Securities Repurchased	Gain/(Loss)

				(In Thousands)
2012	4	9	$479	$506	$33

30

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains and Losses

Realized capital (losses) gains are reported net of federal income taxes and amounts transferred to the IMR are as follows:

	December 31
	2012	2011	2010
	(In Thousands)
Realized capital gains (losses)	$156,818	$(83,474)	$(86,740)
Amount transferred to IMR (net of related taxes
of $91,013 in 2012, ($25,185) in 2011
and $2,130 in 2010	(169,023)	46,772	(3,955)
Federal income tax (expense) benefit	(39,627)	18,781	4,646
Net realized capital losses	$(51,832)	$(17,921)	$(86,049)

Realized capital losses include losses of $26.3, $102.1 and $142.8 related to securities that have experienced an other-than-temporary decline in value during 2012, 2011 and 2010, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $2.2 billion, $1.2 billion and $1.9 billion in 2012, 2011 and 2010, respectively. Gross gains of $254.5, $40.7 and $82.5 and gross losses of $8.6, $28.1 and $31.6 during 2012, 2011 and 2010, respectively, were realized on those sales. A portion of the gains and losses realized in 2012, 2011 and 2010 has been deferred to future periods in the IMR.

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) due to intent to sell or inability or lack of intent to hold to recovery in 2012:

	Amortized Cost Basis Before	Other-than-Temporary Impairments
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$2,506	$128	$-	$2,378
Aggregate inability or lack of intent
to hold to recovery	1,088	13	-	1,075
Total first quarter	$3,594	$141	$-	$3,453

Second quarter:
Aggregate intent to sell	$23,689	$1,024	$-	$22,665
Aggregate inability or lack of intent
to hold to recovery	-	-	-	-
Total second quarter	$23,689	$1,024	$-	$22,665

Total	N/A	$1,165	$-	N/A

31

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

There were no OTTI’s recognized by the Company in the third or fourth quarters of 2012 due to intent to sell or inability or lack of intent to hold to recovery.

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2011:

	Amortized Cost Basis Before	Other-than-Temporary Impairments
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$61,590	$7,425	$-	$54,165
Aggregate inability or lack of intent
to hold to recovery	17,081	3,447	-	13,634
Total first quarter	$78,671	$10,872	$-	$67,799

Second quarter:
Aggregate intent to sell	$157,638	$16,794	$-	$140,844
Aggregate inability or lack of intent
to hold to recovery	294	68	-	226
Total second quarter	$157,932	$16,862	$-	$141,070

Third quarter:
Aggregate intent to sell	$68,409	$9,378	$-	$59,031
Aggregate inability or lack of intent
to hold to recovery	74,786	14,803	-	59,983
Total third quarter	$143,195	$24,181	$-	$119,014

Fourth quarter:
Aggregate intent to sell	$-	$-	$-	$-
Aggregate inability or lack of intent
to hold to recovery	103,568	5,165	-	98,403
Total fourth quarter	$103,568	$5,165	$-	$98,403

Total	N/A	$57,080	$-	N/A

32

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2010:

	Amortized Cost Basis Before	Other-than-Temporary Impairments
		Interest	Non-interest	Fair Value
	(In Thousands)
Second quarter:
Aggregate intent to sell	$-	$-	$-	$-
Aggregate inability or lack of intent
to hold to recovery	3,264	954	-	2,310
Total second quarter	$3,264	$954	$-	$2,310

Fourth quarter:
Aggregate intent to sell	$-	$-	$-	$-
Aggregate inability or lack of intent
to hold to recovery	202,645	36,554	-	166,092
Total fourth quarter	$202,645	$36,554	$-	$166,092

Total	N/A	$37,508	$-	N/A

There were no OTTI’s recognized by the Company in the first and third quarters of 2010 due to intent to sell or inability or lack of intent to hold to recovery.

33

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

The following table discloses in detail the OTTI’s due to present value of cash flows being less than amortized cost recognized by the Company in accordance with structured securities subject to SSAP No. 43R, exclusive of intent impairments, in 2012:

		Amortized Cost Basis Before OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value

First quarter:		(In Thousands)
05948	KN70	$1,585	$1,579	$6	$1,579	$1,232
12667	GTM5	835	824	11	824	558
17307	GZK7	7,139	7,134	5	7,134	6,721
225458	PN2	1,595	1,582	13	1,582	1,256
76110	H2X6	999	996	2	996	645
9393366	D0	482	474	7	474	318
05948	KZF9	445	441	5	441	319
93934	FAA0	179	178	1	178	131
57643	MMM3	1,989	1,963	27	1,963	1,570
05948	KH93	1,153	1,139	14	1,139	909
92925	DAA8	1,271	1,262	9	1,262	896
16165	MAD0	813	809	4	809	523
059487	AA6	477	451	27	451	325
78473	NAC7	13,738	13,666	72	13,666	10,494
07387	UCE9	1,213	1,212	1	1,212	884
12669	GJB8	474	471	3	471	308
93362	YAA0	2,288	2,281	7	2,281	1,817
362341	XE4	5,124	5,114	10	5,114	4,497
31395	CFD8	1,406	833	573	833	780
05948	KWU9	3,809	3,808	1	3,808	3,832
05951	VAV1	392	388	4	388	268
933635	AA2	1,317	1,305	13	1,305	951
86359	DUT2	1,418	1,412	6	1,412	612
93934	FPP1	1,023	999	24	999	742
31398	JHT3	1,005	661	344	661	694
Total first quarter		$52,169	$50,982	$1,189	$50,982	$41,282

34

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

(Table continued from previous page)

		Amortized Cost Basis Before OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value

Second quarter:		(In Thousands)
05948	KN70	$1,553	$1,538	$15	$1,538	$1,196
12667	GTM5	780	772	8	772	525
17307	GZK7	6,701	6,634	68	6,634	6,311
225458	PN2	1,528	1,508	20	1,508	1,168
76110	H2X6	929	925	4	925	582
9393366	D0	459	454	4	454	296
05948	KZF9	425	422	3	422	290
93934	FAA0	168	167	1	167	119
57643	MMM3	1,854	1,809	45	1,809	1,491
05948	KH93	1,031	1,019	12	1,019	813
92925	DAA8	1,218	1,215	2	1,215	867
16165	MAD0	745	742	3	742	441
059487	AA6	414	396	18	396	310
78473	NAC7	13,073	13,067	6	13,067	10,420
07387	UCE9	1,189	1,187	2	1,187	973
12669	GJB8	459	458	1	458	279
93362	YAA0	2,230	2,220	10	2,220	1,734
362341	XE4	5,042	4,903	140	4,903	4,248
05951	VAV1	368	364	5	364	253
86359	DUT2	1,365	1,245	120	1,245	533
761118	QM3	682	648	34	648	392
12667	GCC5	556	510	46	510	255
059496	AC3	3,774	3,733	41	3,733	2,986
02660	TEL3	147	127	20	127	60
939355	BR3	2,609	2,582	27	2,582	1,794
362351	AB4	761	745	15	745	416
225470	RU9	2,279	2,263	17	2,263	1,553
12668	BUH4	2,611	2,577	34	2,577	1,896
761118	VY1	421	413	8	413	260
93935	EAC8	495	481	14	481	389
12668	BKM4	771	748	23	748	513
12667	FWU5	1,338	1,330	8	1,330	1,281
933638	AC2	223	215	8	215	153
93934	FCF7	3,232	3,228	5	3,228	2,733
93934	FBU5	370	369	2	369	211
761118	AV0	392	391	1	391	274
1248MBA	H8	1,403	1,237	167	1,237	892
Total second quarter		$63,595	$62,642	$957	$62,642	$48,907

35

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

(Table continued from previous page)

		Amortized Cost Basis Before OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value

Third quarter:		(In Thousands)
12667	GTM5	$741	$730	$11	$730	$561
225458	PN2	1,482	1,452	29	1,452	1,228
76110	H2X6	885	875	10	875	633
9393366	D0	446	436	10	436	315
05948	KZF9	402	398	4	398	299
93934	FAA0	159	149	11	149	125
57643	MMM3	1,785	1,744	41	1,744	1,492
16165	MAD0	716	711	5	711	492
059487	AA6	388	385	3	385	336
78473	NAC7	12,480	12,426	53	12,426	11,346
07387	UCE9	1,160	1,143	17	1,143	1,017
12669	GJB8	450	445	5	445	354
93362	YAA0	2,184	2,172	12	2,172	1,952
362341	XE4	4,659	4,526	133	4,526	4,474
05951	VAV1	344	336	9	336	267
86359	DUT2	1,207	1,078	129	1,078	676
761118	QM3	635	628	7	628	462
12667	GCC5	479	448	30	448	275
059496	AC3	3,649	3,538	111	3,538	3,209
02660	TEL3	118	110	9	110	71
939355	BR3	2,540	2,506	34	2,506	2,139
362351	AB4	725	673	53	673	504
225470	RU9	2,213	1,994	218	1,994	1,647
12668	BUH4	2,451	2,445	6	2,445	2,295
761118	VY1	401	388	13	388	308
93935	EAC8	469	463	5	463	412
12668	BKM4	728	607	122	607	581
12667	FWU5	1,284	1,236	49	1,236	1,234
933638	AC2	201	198	2	198	188
761118	AV0	375	351	24	351	285
1248MBA	H8	1,231	1,142	89	1,142	1,055
3623417	S2	26,194	26,079	116	26,079	26,079
933635	AA2	1,211	1,205	6	1,205	1,031
Total third quarter		$74,392	$73,017	$1,376	$73,017	$67,342

36

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

(Table continued from previous page)

		Amortized Cost Basis Before OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value

Fourth quarter:		(In Thousands)
12667	GTM5	$694	$682	$12	$682	$540
225458	PN2	1,363	1,356	7	1,356	1,158
9393366	D0	425	421	4	421	314
93934	FAA0	213	180	33	180	180
57643	MMM3	1,650	1,626	25	1,626	1,408
07387	UCE9	1,114	1,096	18	1,096	992
05951	VAV1	322	316	6	316	256
761118	QM3	623	610	13	610	472
02660	TEL3	105	103	2	103	71
761118	VY1	375	375	-	375	298
933638	AC2	187	180	8	180	179
761118	AV0	340	290	50	290	290
933635	AA2	1,174	1,162	12	1,162	1,035
606935	AM6	2,501	2,404	97	2,404	2,404
36298	NAZ7	18,684	17,932	752	17,932	17,790
93934	FBU5	351	333	18	333	233
92925	DAA8	1,164	1,154	10	1,154	1,047
93934	FCF7	2,936	2,790	145	2,790	2,790
93934	FKK7	1,936	1,824	112	1,824	1,593
225470	RU9	1,887	1,861	27	1,861	1,608
059496	AC3	3,386	3,346	40	3,346	3,130
93934	FPP1	911	881	30	881	801
12667	GCC5	434	410	24	410	270
17307	GL89	1,510	1,496	15	1,496	1,496
12668	BUH4	2,274	2,250	24	2,250	2,178
12668	BKM4	623	595	28	595	602
93362	YAA0	2,126	2,118	8	2,118	1,964
16165	MAD0	676	672	4	672	481
12667	FWU5	1,183	1,178	5	1,178	1,178
12669	GJB8	442	439	3	439	361
93935	EAC8	449	447	2	447	413
05948	KZF9	373	371	1	371	282
31395	CFD8	226	179	47	179	179
31398	JHT3	391	195	196	195	195
31394	A2W5	1,049	589	460	589	589
38376	FMQ2	1,046	830	216	830	830
31398	MXS0	653	449	204	449	449
31393	DKN0	501	301	200	301	301
38377	DEK8	685	615	71	615	615
31394	AZS8	366	321	45	321	321
31393	YD28	69	56	14	56	56
		$57,417	$54,433	$2,988	$54,433	$51,349

37

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

The total amount of OTTI’s recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $8.6, $15.9 and $29.6 in 2012, 2011 and 2010, respectively.

The following table discloses, in the aggregate, all structured securities in an unrealized loss position subject to SSAP No. 43R for which an OTTI has not been recognized in earnings as a realized loss, including securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2012

	Aggregate Amount of Unrealized Losses	Aggregate fair value of Securities with Unrealized Losses

	(In Thousands)
Less than 12 months	$4,588	$146,339
Greater than 12 months	16,465	147,924
Total	$21,053	$294,263

For the years ended December 31, 2012, 2011 and 2010, realized capital losses include $16.6, $1.8 and $9.7, respectively, related to Limited Partnerships that have experienced an other than temporary decline in value.

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2012	2011	2010
	(In Thousands)
Income:
Equity securities	$3,341	$4,015	$6,526
Bonds	808,396	814,332	829,513
Mortgage loans	117,540	119,509	124,332
Derivatives	(18,603)	(32,721)	(44,818)
Contract loans	36,326	38,107	39,390
Real estate	752	995	1,095
Other	(5,535)	(12,261)	5,547
Total investment income	942,217	931,976	961,585
Investment expenses	(40,027)	(39,006)	(37,531)
Net investment income	$902,190	$892,970	$924,054

38

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

Affiliate Surplus Note

On December 29, 2004, ING USA Annuity and Life Insurance Company (“ING USA”) issued a 6.3% surplus note in the amount of $175.0 to the Company. The note matures on December 29, 2034 and is included in other invested assets on the balance sheets. Per SSAP No. 41, Surplus Notes, Paragraph 10.b.i.(b), a statement factor was established for the surplus note of 1.000 and 0.834 as a multiple of the face amount for the years ended 2012 and 2011, respectively. The carrying value of the surplus note at December 31, 2012 and 2011 was $175.0 and $146.0, respectively. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. For the years ended December 31, 2012, 2011 and 2010, interest paid was $11.1, $11.1 and $11.1, respectively.

Securities Lending

The Company had loaned securities, which are reflected as invested assets on the Balance Sheets, with a fair value of approximately $169.7 and $84.1 at December 31, 2012 and 2011, respectively.

The aggregate amount of collateral received, by specific time period, for repurchase agreements and securities lending agreements at December 31 2012 and 2011 are shown below. The Company does not participate in dollar repurchase transactions.

	At December 31, 2012	At December 31, 2011

	Securities Lending	Securities Lending
(In Thousands)
Open	$174,376	$86,974
30 days or less	-	-
31 to 60 days	-	-
61 to 90 days	-	-
Greater than 90 days	-	-
Securities received	-	-
Total collateral received	$174,376	$86,974

39

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

The aggregate amount of collateral reinvested, by specific time period, for repurchase agreements and securities lending agreements at December 31, 2012 and 2011 are shown below.

At December 31, 2012:
Securities Lending

	Amortized Cost	Fair Value
(In Thousands)
Open	$174,385	$174,385
30 days or less	-	-
31 to 60 days	-	-
61 to 90 days	-	-
91 to 120 days	-	-
121 to 180 days	-	-
181 to 365 days	-	-
1 to 2 years	-	-
2 to 3 years	-	-
Greater than 3 years	-	-
Securities received	-	-
Total collateral reinvested	$174,385	$174,385

At December 31, 2011:
Securities Lending

	Amortized Cost	Fair Value
(In Thousands)
Open	$-	$-
30 days or less	86,978	86,978
31 to 60 days	-	-
61 to 90 days	-	-
91 to 120 days	-	-
121 to 180 days	-	-
181 to 365 days	-	-
1 to 2 years	-	-
2 to 3 years	-	-
Greater than 3 years	-	-
Securities received	-	-
Total collateral reinvested	$86,978	$86,978

Low-Income Housing Tax Credits

The Company had a carrying value of $108.1 in Low-Income Housing Tax Credits (“LIHTC”) at December 31, 2012. The tax credits are projected to expire in 2020. The Company is indifferent to the holding period of the investments as the credits are guaranteed by a third party. The Company is unaware of any current regulatory reviews of the LIHTC property.

40

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

During 2012, a determination was made by the Company that future tax benefits would not be received as anticipated. In accordance with SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments (“SSAP No. 93”) the Company compared the present value of future tax benefits, discounted at the US Treasury rate for a familiar duration, to the current book value. The LIHTC were impaired down to the value calculated from this process. As a result, the Company recognized an impairment of $14.7 in 2012.

Troubled Debt Restructuring

The Company has high quality, well performing, portfolios of commercial mortgage loans and private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

As of the years ended December 31, 2012 and 2011, the Company’s total recorded investment in restructured debts was $0.0 and $10.5, respectively. The Company realized losses related to these investments of $0.0, $3.1 and $0.0 during 2012, 2011, and 2010, respectively.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

The Company accrues interest income on impaired loans to the extent it is deemed collectible, that is delinquent less than 90 days, and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

4.	Derivative Financial Instruments Held for Purposes Other than Trading

Upfront fees paid or received on derivative contracts are included on the balance sheets as an asset or liability and are being amortized to investment income over the remaining

41

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

terms of the contracts. Premiums paid for the purchase of interest rate contracts are included in other invested assets on the balance sheets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheet. Gains or losses realized as a result of early terminations are recognized in income in the statement of operations or deferred into IMR and amortized into investment income.

Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over the Counter Derivative International Swaps and Derivatives Association, Inc. Agreements (“ISDA Agreements”), the Company may receive from, deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the Credit Support Annex (“CSA”). The terms of the CSA call for the Company to pay interest on any cash received or receive interest on any cash delivered equal to the Federal Funds rate. The Company received $25.1 and $10.2 of collateral in the form of cash, for years ended December 31, 2012 and 2011.

The Company sells credit default swap protection, in conjunction with other investments, to replicate the income characteristics of otherwise permitted investments. The standard contract is five or seven years. In the event of default of the reference entity, the Company would be required to pay the notional amount of contract. At December 31, 2012, the total amount would be $454.5.

42

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

The table below summarizes the Company’s derivative contracts, which are reflected as invested assets and a liability on the Balance Sheets, at December 31, 2012 and 2011:

	Notional Amount	Carrying Value	Fair Value

	(In Thousands)
December 31, 2012
Derivative contracts:
Credit Contracts	$461,000	$(7,175)	$5,358
Equity Contracts	36,428	1,089	1,089
Foreign Exchange Contracts	160,914	111	(16,689)
Interest Rate Contracts	8,384,632	(11,616)	(56,736)
Total derivatives	$9,042,974	$(17,591)	$(66,978)

December 31, 2011
Derivative contracts:
Credit Contracts	$525,376	$(13,737)	$(11,335)
Equity Contracts	36,940	876	876
Foreign Exchange Contracts	202,053	(115)	(24,960)
Interest Rate Contracts	7,664,362	(18,834)	(76,760)
Total derivatives	$8,428,731	$(31,810)	$(112,179)

The net loss recognized by the Company in unrealized gains and losses for the year ended December 31, 2012 resulting from derivatives that no longer qualify for hedge accounting is $12.1.

5.	Concentrations of Credit Risk

The Company held below investment grade corporate bonds with an aggregate book value of $908.8 and $935.2 and an aggregate market value of $996.1 and $1,006.0 at December 31, 2012 and 2011, respectively. Those holdings amounted to 6.4% of the Company’s investments in bonds and 4.7% of total admitted assets at December 31, 2012. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds of $0.3 billion and $0.2 billion with an aggregate NAIC fair value of $0.3 billion and $0.2 billion at December 31, 2012 and 2011, respectively. The carrying value of these holdings amounted to 2.0% of the Company’s investment in bonds and 1.4% of the Company’s total admitted assets at December 31, 2012.

At December 31, 2012, the Company’s commercial mortgages involved a concentration of properties located in California (26.4%) and Texas (13.0%). The remaining commercial mortgages relate to properties located in 41 other states. The portfolio is well

43

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

diversified, covering many different types of income producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $73.2.

6.	Reserves

At December 31, 2012 and 2011, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total

	(In Thousands)
December 31, 2012
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$61,591	$45,287	$-	$106,878	1.0%
At book value less surrender charge	698,361	-	-	698,361	6.4
At fair value	-	-	818,508	818,508	7.5
Subtotal	759,952	45,287	818,508	1,623,747	14.9
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	8,581,863	-	-	8,581,863	78.7
Not subject to discretionary withdrawal	689,401	283	4,391	694,075	6.4
Total annuity reserves and deposit fund liabilities
before reinsurance	10,031,216	45,570	822,899	10,899,685	100.0%
Less reinsurance ceded	56,863	-	-	56,863
Net annuity reserves and deposit fund liabilities	$9,974,353	$45,570	$822,899	$10,842,822

December 31, 2011
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$32,606	$58,264	$-	$90,870	0.9%
At book value less surrender charge	696,886	-	-	696,886	6.5
At fair value	-	-	771,508	771,508	7.2
Subtotal	729,492	58,264	771,508	1,559,264	14.6
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	8,400,787	-	-	$8,400,787	78.7
Not subject to discretionary withdrawal	707,228	307	3,273	710,808	6.7
Total annuity reserves and deposit fund liabilities
before reinsurance	9,837,507	58,571	774,781	10,670,859	100.0%
Less reinsurance ceded	53,343	-	-	53,343
Net annuity reserves and deposit fund liabilities	$9,784,164	$58,571	$774,781	$10,617,516

44

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2012 and 2011 are as follows:

	Gross	Net of Loading
December 31, 2012	(Thousands)
Industrial	$-	$-
Ordinary new business	915	2,927
Ordinary renewal	56,377	(67,863)
Credit Life	10	(10)
Group Life	(4,683)	7,020
Group Annuity	-	-
Totals	$52,619	$(57,926)

December 31, 2011
Industrial	$-	$-
Ordinary new business	30,352	(9,624)
Ordinary renewal	(2,981)	(132,504)
Credit Life	10	(10)
Group Life	(2,762)	4,849
Group Annuity	-	-
Totals	$24,619	$(137,289)

7.	Employee Benefit Plans

Defined Benefit Plan: ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Qualified Plan”), effective as of December 31, 2001. Effective January 1, 2009, the Qualified Plan is no longer available to new employees or re-hires. Employees of ING North America and its subsidiaries and affiliates (excluding certain employees) hired prior to January 1, 2009 will continue to be eligible to participate in the Qualified Plan.

The Qualified Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Qualified Plan (except for certain specified employees) earns a benefit under a final average pay (“FAP”) formula. The costs allocated to the Company for its employees’ participation in the Qualified Plan were $14.2, $15.6 and $19.2 for 2012, 2011 and 2010, respectively. ING North America is responsible for all Qualified Plan liabilities.

Beginning January 1, 2012, the Qualified Plan will use a cash balance pension formula instead of a FAP formula, allowing all eligible employees (including those hired after January 1, 2009) to participate in the Retirement Plan, with this new cash balance pension formula. Participants will earn a credit equal to 4% of eligible pay. The accrued vested cash balance benefit is portable; participants can take it when they leave the Company’s employment. For participants in the Qualified Plan, as of December 31, 2011, there will

45

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

be a two-year transition period from the Qualified Plan’s current FAP formula to the cash balance pension formula. In accordance with the requirements of SSAP No. 89, Accounting for Pensions, A Replacement of SSAP No. 8 (“SSAP No. 89”) the Company obtained Board of Director approval on November 10, 2011.

Defined Contribution Plans: ING North America sponsors the ING Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax qualified 401(k) retirement plan, which includes a frozen employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. ING North America matches such pretax contributions, up to a maximum of 6.0% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $6.6, $6.8 and $6.2 for 2012, 2011 and 2010, respectively.

Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan, and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. The Company subsidizes a portion of the monthly per-participant premium for retirees age 65 and older. This change had a minimal impact on the financial statements.

In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The discontinued subsidy resulted in a release of liability for any active employees age 50 or older. This change had a minimal impact on the financial statements.

46

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

The Company also offers deferred compensation plans for eligible employees and certain other individuals who meet the eligibility criteria. The Company’s deferred compensation commitment for employees is recorded on the Balance Sheet in Other liabilities and totaled $24.9 and $22.6 for the years ended December 31, 2012, and 2011, respectively

As of August 1, 2009, ING’s Postretirement Welfare Plans are no longer eligible for the Medicare Drug Subsidy (“RDS”) that was being shared with retirees and beneficiaries. The 2013 expected benefit reduction in the net postretirement benefit cost for the subsidy related to benefits attributed to former employees is $0.

47

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

A summary of assets, obligations and assumptions of the non-qualified defined benefit and other postretirement benefit plans are as follows:

	Pension Benefits			Other Benefits
	2012	2011	2010	2012	2011	2010
	(In Thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$31,832	$32,829	$32,061	$8,750	$10,109	$10,510
Service cost	-	-	-	-	61	-
Interest cost	1,451	1,686	1,808	381	465	603
Contribution by plan participants	-	-	-	452	557	471
Actuarial (gain) loss	2,786	201	1,889	160	(755)	390
Benefits paid	(2,885)	(2,884)	(2,949)	(1,384)	(1,687)	(1,865)
Plan amendments	-	-	-	-	-	-
Curtailment	-	-	20	-	-	-
Benefit obligation at end of year	$33,184	$31,832	$32,829	$8,359	$8,750	$10,109

Change in plan assets
Fair value of plan assets at beginning of year	$-	$-	$-	$-	$-	$-
Employer contributions	2,885	2,884	2,949	932	1,130	1,394
Plan participants' contributions	-	-	-	452	557	471
Benefits paid	(2,885)	(2,884)	(2,949)	(1,384)	(1,687)	(1,865)
Fair value of plan assets at end of year	$-	$-	$-	$-	$-	$-

Benefit obligation	$(33,184)	$(31,832)	$(32,829)	$(8,359)	$(8,750)	$(10,109)
Unamortized prior service credit	-	(2)	(5)	(6,796)	(7,588)	(8,322)
Unrecognized net (loss) gains	11,765	9,959	10,818	(3,004)	(3,418)	(2,969)
Remaining net transition obligation	6,570	7,391	8,212	-	-	-
Total funded status	$(14,849)	$(14,484)	$(13,804)	$(18,159)	$(19,756)	$(21,400)

Amounts recognized in the balance sheets
consist of:
Accrued benefit cost	$(33,184)	$(31,832)	$(32,825)	$(18,159)	$(19,756)	$(21,400)
Intangible assets	6,570	7,391	8,212	-	-	-
Unassigned surplus - minimum
pension liability	11,765	9,957	10,809	-	-	-
Net amount recognized	$(14,849)	$(14,484)	$(13,804)	$(18,159)	$(19,756)	$(21,400)

Component of net periodic benefit cost
Service cost	$-	$-	$-	$-	$61	$-
Interest cost	1,451	1,686	1,808	381	465	603
Amount of unrecognized gains (losses)	980	1,058	1,089	(254)	(307)	(189)
Amount of prior service cost recognized	(2)	(3)	(3)	(792)	(733)	(445)
Amortization of unrecognized transition
obligation to transition asset	821	821	835	-	-	-
Amount of recognized (gain) or loss
due to a settlement or curtailment	-	-	211	-	-	-
Total net periodic benefit cost	$3,250	$3,562	$3,940	$(665)	$(514)	$(31)

Benefit obligation for nonvested employees	$-	$-	$-	$-	$-	$-

Accumulated benefit obligation
for vested participants	$33,184	$31,832	$32,829	$8,359	$8,750	$10,109

48

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

Assumptions used in determining year-end liabilities for the defined benefit plans and other benefit plan as of December 31, 2012, 2011 and 2010 were as follows:

	2012	2011	2010
Weighted average discount rate	4.05%	4.75%	5.50%
Rate of increase in compensation level	4.00%	4.00%	4.00%

Assumptions used in determining expense for the defined benefit plans and other benefit plan as of January 1, 2012, 2011 and 2010 were as follows:

	2012	2011	2010
Weighted average discount rate	4.75%	5.50%	6.00%
Rate of increase in compensation level	4.00%	4.00%	3.00%

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 7.5%, decreasing gradually to 6.0% over five years. Increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2012 by $0.1. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2012 by $0.1.

The Company expects to pay the following benefits in future years:

Year ending
December 31,	Benefits
(In Thousands)
2013	$3,823
2014	3,568
2015	3,409
2016	3,194
2017	3,032
Thereafter	14,099

The Company’s expected future contributions are equal to its expected future benefit payments. The Company’s 2013 future expected contribution is $3.8.

The measurement date used for postretirement benefits is December 31, 2012.

8.	Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues

49

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business is as follows:

	Non-Indexed Guarantee Less than/ Equal to 4%	Non - Guaranteed Separate Accounts	Total

	(In Thousands)
December 31, 2012
Premium, consideration or deposits for the year	$665	$134,115	$134,780

Reserves for separate accounts with assets at:
Fair value	$45,287	$1,875,980	$1,921,267
Amortized cost	-	-	-
Total reserves	$45,287	$1,875,980	$1,921,267

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$45,287	$-	$45,287
At market value	-	1,871,306	1,871,306
Subtotal	45,287	1,871,306	1,916,593
Not subject to discretionary withdrawal	-	4,674	4,674
Total separate account liabilities	$45,287	$1,875,980	$1,921,267

December 31, 2011
Premium, consideration or deposits for the year	$226	$156,174	$156,400

Reserves for separate accounts with assets at:
Fair value	$58,264	$1,773,674	$1,831,938
Amortized cost	-	-	-
Total reserves	$58,264	$1,773,674	$1,831,938

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$58,264	$-	$58,264
At market value	-	1,770,094	1,770,094
Subtotal	58,264	1,770,094	1,828,358
Not subject to discretionary withdrawal	-	3,580	3,580
Total separate account liabilities	$58,264	$1,773,674	$1,831,938

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2012 and 2011, the Company reported assets and liabilities from Individual Annuity, Group Annuity,

50

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

Individual Life and Market Value Adjustment (“MVA”) product lines in separate accounts.

Some assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type, as of December 31, 2012 and 2011:

	Legally Insulated Assets	Not Legally Insulated Assets
Product or Transaction
	(In Thousands)
December 31, 2012:
Individual Annuity	$829,983	$-
Group Annuity	651	-
Individual Life	1,103,314	-
MVA	29,553	-
	$1,963,501	$-

December 31, 2011:
Individual Annuity	$796,686	$-
Group Annuity	1,746	-
Individual Life	1,028,661	-
MVA	60,019	-
	$1,887,112	$-

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. As of December 31, 2012 and 2011, the general account of the Company had a maximum guarantee for separate account liabilities of $33.0 and $45.1, respectively.

To compensate the general account for the risk taken, the separate account paid the following amounts in risk charges:

Year ended	Risk Charges
(In Thousands)
2012	$9,743
2011	9,693
2010	9,111

51

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

Total separate account guarantees paid by the Company’s general account are as follows:

Year ended	Guarantees Paid
(In Thousands)
2012	$256
2011	473
2010	361

The Company does not engage in securities lending transactions within its separate accounts.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2012	2011	2010
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$135,823	$156,400	$184,473
Transfers from separate accounts	(229,364)	(398,120)	(334,218)
Transfers as reported in the Statements of Operations	$(93,541)	$(241,720)	$(149,745)

The separate account liabilities subject to minimum guaranteed benefits, the gross amount of reserve and the reinsurance reserve credit related to minimum guarantees, by type, at December 31, 2012 and 2011 were as follows:

Guaranteed Minimum Death Benefit (GMDB)

(In Thousands)
December 31, 2012
Separate Account Liability	$1,117,284
Gross amount of reserve	19,369
Reinsurance reserve credit	-

December 31, 2011
Separate Account Liability	$1,013,061
Gross amount of reserve	18,189
Reinsurance reserve credit	-

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of fixed maturities, equity securities, including mutual funds, and other invested assets. The aggregate fair value of the invested assets as of December 31, 2012 and 2011 was $2.0 billion and $1.9 billion, respectively.

52

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

9.	Federal Income Taxes

The Company files a consolidated federal income tax return with its parent ING US and other U.S. affiliates. The Company has a written tax sharing agreement, which has been approved by the board of directors, that provides that each member of the consolidated return shall reimburse ING U.S., Inc. for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

Australia Retirement Services Holding, LLC
Directed Services, LLC
IB Holdings, LLC
IIPS of Florida, LLC
ILICA, Inc.
ING Alternative Asset Management, LLC
ING America Equities, Inc.
ING Capital Corporation, LLC
ING Financial Advisors, LLC
ING Financial Partners, Inc.
ING Financial Products Company, Inc.
ING Funds Services, LLC
ING Institutional Plan Services, LLC
ING Insurance Services, Inc.
ING International Nominee Holdings, Inc.
ING Investment Advisors, LLC
ING Investment Management Alternative Assets, LLC
ING Investment Management Co. LLC
ING Investment Management Services, LLC
ING Investment Management, LLC
ING Investment Trust Co.
ING Investments Distributor, LLC
ING Investments, LLC
ING Life Insurance and Annuity Company
ING National Trust
ING North America Insurance Corporation

ING Payroll Management, Inc.
ING Pomona Holdings LLC
ING Realty Group LLC
ING U.S., Inc.
ING USA Annuity and Life Insurance Company
Langhorne I, LLC
Lion Connecticut Holdings Inc.
Lion Custom Investments, LLC
Lion II Custom Investments, LLC
Midwestern United Life Insurance Company
Pomona Management LLC
Rancho Mountain Properties, Inc.
ReliaStar Life Insurance Company
ReliaStar Life Insurance Company of New York
Roaring River, LLC
Roaring River II, LLC
Roaring River III, LLC
Roaring River III Holding, LLC
Security Life Assignment Corp.
Security Life of Denver Insurance Company
Security Life of Denver International, Ltd.
SLDI Georgia Holdings, Inc.
Systematized Benefits Administrators, Inc.
Whisperingwind I, LLC
Whisperingwind II, LLC
Whisperingwind III, LLC

Under the intercompany tax sharing agreement, the Company has a receivable of $55.8 for December 31, 2012 and had a receivable of $15.6 for December 31, 2011 to ING US, an affiliate, for federal income taxes. See Note 15 for additional disclosures related to this tax sharing agreement.

53

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2012	2011	2010
	(In Thousands)
Federal tax (benefit) expense on operations	$(48,458)	$(1,283)	$31,403
Federal tax expense (benefit) on capital gains and losses	39,627	(18,781)	(4,646)
Foreign tax expense	(962)	(1,092)	(1,330)
Total current tax (benefit) expense incurred	$(9,793)	$(21,156)	$25,427

The December 31, 2012 balances and related disclosures are calculated and presented pursuant to SSAP No. 101. The December 31, 2011 and December 31, 2010 balances and related disclosures are calculated and presented pursuant to SSAP No. 10R. The Company has elected to admit DTAs pursuant to paragraph 10.e. of SSAP No. 10R for the year ended December 31, 2011 and December 31, 2010.

54

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

The components of the net deferred tax asset (liability) at December 31, 2012 and 2011 are as follows:

		12/31/2012
		Ordinary	Capital	Total
		(In Thousands)

a.	Gross Deferred Tax Assets	$517,723	$55,830	$573,553
b. Statutory Valuation Allowance Adjustments		(1,691)	-	(1,691)
c.	Adjusted Gross Deferred Tax Assets	516,032	55,830	571,862
d. Deferred Tax Assets Nonadmitted		(183,974)	-	(183,974)
e.	Subtotal Net Admitted Deferred Tax Asset	332,058	55,830	387,888
f.	Deferred Tax Liabilities*	(162,016)	(14,230)	(176,246)
g. Net Admitted Deferred Tax Asset/(Net
	Deferred Tax Liablity)	$170,042	$41,600	$211,642

		12/31/2011
		Ordinary	Capital	Total
		(In Thousands)

a.	Gross Deferred Tax Assets	$561,954	$63,757	$625,711
b. Statutory Valuation Allowance Adjustments		(2,093)	-	(2,093)
c.	Adjusted Gross Deferred Tax Assets	559,861	63,757	623,618
d. Deferred Tax Assets Nonadmitted		(211,304)	-	(211,304)
e.	Subtotal Net Admitted Deferred Tax Asset	348,557	63,757	412,314
f.	Deferred Tax Liabilities*	(155,001)	(11,911)	(166,912)
g. Net Admitted Deferred Tax Asset/(Net
	Deferred Tax Liablity)	$193,556	$51,846	$245,402

		Change
		Ordinary	Capital	Total
		(In Thousands)

a.	Gross Deferred Tax Assets	$(44,230)	$(7,927)	$(52,157)
b. Statutory Valuation Allowance Adjustments		402	-	402
c.	Adjusted Gross Deferred Tax Assets	(43,828)	(7,927)	(51,755)
d. Deferred Tax Assets Nonadmitted		27,329	-	27,329
e.	Subtotal Net Admitted Deferred Tax Asset	(16,499)	(7,927)	(24,426)
f.	Deferred Tax Liabilities*	(7,015)	(2,319)	(9,334)
g. Net Admitted Deferred Tax Asset/(Net
	Deferred Tax Liablity)	$(23,514)	$(10,246)	$(33,760)

*A portion of the capital DTL has been used to offset ordinary DTAs

55

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2012 and SSAP No. 10R for December 31, 2011 is as follows:

		12/31/2012				12/31/2011			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101	(In Thousands)
	a. Federal income taxes paid in prior years recoverable
	through loss carrybacks	$-	$-	$-	$-	$-	$-	$-	$-	$-
	b. Adjusted gross deferred tax assets expected to be
	realized (excluding the amount of deferred tax assets from
	(a))after application of the threshold limitation. (the
	lesser of (b)1 and (b)2 below)	170,042	41,600	211,642	193,556	51,846	245,402	(23,514)	(10,246)	(33,760)
1.	Adjusted gross deferred tax assets expected to be
	realized following the balance sheet date	170,042	41,600	211,642	193,556	51,846	245,402	(23,514)	(10,246)	(33,760)
2.	Adjusted gross deferred tax assets allowed per
	limitation threshold	XXX	XXX	310,951	XXX	XXX	295,406	XXX	XXX	15,545
	c. Adjusted gross deferred tax assets (excluding the
	amount of deferred tax assets from (a) and (b) above)
	offset by gross deferred tax liabilities	162,016	14,230	176,246	155,001	11,911	166,912	7,015	2,319	9,334
	d. Deferred tax assets admitted as the result of application
	SSAP No. 101. Total	332,058	55,830	387,888	348,557	63,757	412,314	(16,499)	(7,927)	(24,426)

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation is as follows:

	2012	2011

Ratio percentage used to determine recovery
period and threshold limitation amount.	1,057.54%	875.57%

Amount of adjusted capital and surplus used
to determine recovery period and threshold
limitation.	2,187,489	2,145,851

56

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	12/31/2012
	Ordinary	Capital	Total
Impact of Tax Planning Strategies
Adjusted gross DTAs
(% of Total adjusted gross DTAs)	0.00%	7.27%	7.27%
Net admitted adjusted gross DTAs
(% of Total net admitted adjusted gross DTAs)	4.33%	10.72%	15.05%

	12/31/2011
	Ordinary	Capital	Total

Adjusted gross DTAs
(% of Total adjusted gross DTAs)	0.00%	8.31%	8.31%
Net admitted adjusted gross DTAs
(% of Total net admitted adjusted gross DTAs)	10.13%	12.57%	22.70%

	Change
	Ordinary	Capital	Total

Adjusted gross DTAs
(% of Total adjusted gross DTAs)	0.00%	-1.04%	-1.04%
Net admitted adjusted gross DTAs
(% of Total net admitted adjusted gross DTAs)	-5.80%	-1.85%	-7.65%

The Company’s tax planning strategies include the use of reinsurance.

57

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

The significant components of deferred tax assets and deferred tax liabilities are as

	2012	2011	Change
	(In Thousands)
Deferred Tax Assets
Ordinary:
Discounting of unpaid losses	$359	$403	$(44)
Unearned premium reserve	238	1,258	(1,020)
Policyholder reserves	161,679	223,726	(62,047)
Investments	142,127	123,536	18,591
Deferred acquisition costs	141,059	126,888	14,171
Policyholder dividends accrual	3,459	3,817	(358)
Compensation and benefits accrual	28,743	24,235	4,508
Pension accrual	14,684	25,325	(10,641)
Receivables - nonadmitted*	15,410	22,568	(7,158)
Taxcredit carry-forward	1,691	2,093	(402)
Other (including items <5% of total capital tax assets)	8,274	8,106	168
Subtotal	517,723	561,954	(44,232)

Statutory valuation allowance adjustment	1,691	2,093	(402)
Nonadmitted	183,974	211,304	(27,330)
Admitted ordinary deferred tax assets	$332,058	$348,557	$(16,500)
Capital:
Investments	$55,830	$63,757	$(7,927)
Subtotal	55,830	63,757	(7,927)

Admitted capital deferred tax assets	$55,830	$63,757	$(7,927)

Admitted deferred tax assets	$387,888	$412,314	$(24,427)
Deferred Tax Liabilities
Ordinary:
Investments	$72,087	$67,185	$4,902
Fixed assets	228	-	228
Deferred and uncollected premiums	21,154	58,465	(37,311)
Policyholder reserves	16,932	18,822	(1,890)
Other (including items <5% of total capital taxliabilities)	1,517	1,728	(211)
Subtotal	$111,918	$146,200	$(34,282)
Capital:
Investments	$64,328	$20,712	$43,616
Subtotal	$64,328	$20,712	$43,616
Total deferred taxliabilities	$176,246	$166,912	$9,334

Net deferred tax assets/liabilities	$211,642	$245,402	$(33,761)
* Includes other nonadmitted assets .

The valuation allowance adjustment to gross deferred tax assets as of December 31, 2012 and December 31, 2011 was $1.7 and $2.1, respectively. The net change in the total valuation allowance adjustment was a decrease of $0.4. The valuation allowance adjustment at 2011 and 2012 relates to foreign tax credits. The valuation allowance is provided as it is unlikely that the Company will be able to utilize the foreign tax credits.

58

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes for the following reasons:

		2012		2011		2010
		Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate

				(In Thousands)
Ordinary income (loss)		$(152,869)		$(67,472)		$(118,105)
Capital losses		(12,205)		(36,702)		(90,695)
Total pretax income (loss)		(165,074)		(104,174)		(208,800)
Expected tax expense (benefit) at 35% statutory rate		(57,776)	35.0%	(36,461)	35.0%	(73,080)	35.0%
Increase (decrease) in actual tax reported resulting from:
a.	Dividends received deduction	(4,343)	2.6%	(4,418)	4.2%	(4,227)	2.0%
b. Interest maintenance reserve		58,413	-35.4%	1,716	-1.6%	15,265	-7.3%
c.	Settlement of IRS audit	(196)	0.1%	2,732	-2.6%	(6,272)	3.0%
d. Reinsurance		23,453	-14.2%	51,451	-49.4%	128,995	-61.8%
e.	Tax credits	(16,289)	9.9%	(16,289)	15.6%	(15,455)	7.4%
f.	Change in valuation allowance	-	0.0%	(26,233)	25.2%	(51,972)	24.9%
g. Prior year Tax*		7,284	-4.4%	-	0.0%	-	0.0%
h. Liquidation of Subsidiary		27,997	-17.0%	-	0.0%	-	0.0%
i	Other	701	-0.4%	(1,597)	1.5%	(32)	0.0%
Total income tax reported		$39,244	-23.8%	$(29,099)	27.9%	$(6,778)	3.2%

Current income taxes (benefit) expenses incurred		$(9,793)	5.9%	$(21,156)	20.3%	$25,427	-12.2%
Change in deferred income tax**		49,037	-29.7%	(7,943)	7.6%	(32,205)	15.4%
Total income tax reported		$39,244	-23.8%	$(29,099)	27.9%	$(6,778)	3.2%

* As part of the Company's process to adjust the taxprovision to the actual taxreturn as filed, we decreased our estimate of certain deferred taxassets by $7,284.|
** excluding taxon unrealized gains (losses) and other surplus items

As of December 31, 2012, there is no operating loss or tax credit carry forward. The Company has a foreign tax credit carry forward of $1.7 offset by a full tax valuation allowance.

There are no amounts of federal income taxes incurred that will be available for recoupment in the event of future net losses from 2012, 2011 and 2010.

There were no deposits admitted under Section 6603 of the Internal Revenue Service Code as of December 31, 2012.

The Company has no unrecorded tax liability as of December 31, 2012.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

59

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

The Company’s transferable and non-transferable state tax credit assets at December 31, 2012 and 2011 are as follows:

Method of Estimating Utilization of Remaining Transferable State Tax Credit	State	Carrying Value	Unused Credit Remaining
		(In Thousands)
December 31, 2012
Estimated credit based on investment in
low income housing investment	GA	$1,668	$1,216
Fixed credit at time of purchase	AL	1,060	1,553
Total State Tax Credits		$2,728	$2,769

December 31, 2011
Estimated credit based on investment in
motion picture/film production credits	CT	$484	$501
Estimated credit based on investment in
low income housing investment	GA	1,668	1,445
Fixed credit at time of purchase	AL	1,253	1,649
Total State Tax Credits		$3,405	$3,595

The Company does not have any non-transferable or nonadmitted state tax credit assets at December 31, 2012.

A reconciliation of the change in the tax contingencies tax benefits is as follows:

	2012	December 31 2011	2010

	(In Thousands)
Balance at beginning of year	$1,810	$26,160	$7,625
Additions for tax positions related to prior years	-	3,537	27,331
Reductions for tax positions related to prior years	-	(3,537)	(8,214)
Reductions for tax positions settled with their authorities	-	(24,350)	(582)
Balance at end of year	$1,810	$1,810	$26,160

The Company had $1.8 $1.8 and $1.8 of tax contingencies as of December 31, 2012, 2011 and 2010, respectively, that would affect the Company’s effective tax rate if recognized.

The Company recognizes accrued interest and penalties related to tax contingencies in Federal income taxes and Federal income tax expense on the Balance Sheets and Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2012, 2011 and 2010.

60

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

In March of 2012, the Internal Revenue Service (“IRS”) completed its examination of the Company’s return for tax year 2010. The recording of the 2010 IRS Audit Settlement did not have a material impact on the financial statements.

The Company is currently under audit by the IRS for tax years 2011 through 2013, and it is expected that the examination for 2011 will be finalized within the next twelve months. The timing of the payment of the unrecognized tax benefit of $1.8 cannot be reliably estimated. The Company and the IRS have agreed to participate in the Compliance Assistance Program (“CAP”) for tax years 2011 through 2013.

10.	Investment in and Advances to Subsidiaries

The Company has four wholly owned insurance subsidiaries at December 31, 2012, ReliaStar Life Insurance Company of New York (“RNY”), Whisperingwind II, LLC (“WWII”), Roaring River, LLC (“RRLLC”) and Roaring River II, LLC (“RRIILLC”). December 31, 2011, the Company also had Whisperingwind, LLC (“WWI”) as a wholly owned subsidiary. As of December 31, 2012, the Company dissolved this wholly owned subsidiary.

Amounts invested in and advanced to the Company’s subsidiaries are summarized follows:

	December 31
	2012	2011
	(In Thousands)
Common stock (cost - $283,016 in 2012 and $283,016 in 2011)	$334,589	$281,525
Limited liability companies (cost - $348,904 in 2012 and $549,998 in 2011)	40,807	-
	$375,396	$281,525

Summarized financial information as of and for the year ended December 31 for these subsidiaries is as follows:

	December 31
	2012	2011	2010
	(In Thousands)
Revenues	$(757,365)	$688,705	$515,246
Income (loss) before net realized gains and losses	949,903	(526,680)	(91,110)
Net income (loss)	693,942	(372,917)	(98,150)
Admitted assets	4,413,443	6,071,640	5,246,718
Liabilities	3,725,183	5,025,056	4,033,123

Asset and liability amounts for RNY, WWI, WWII, RRLLC and RRIILLC are included in the above table, however, the Company’s carrying amount for RRLLC and RRIILLC is zero.

The Company received no cash dividends from RNY during years ended December 31, 2012, 2011 and 2010.

61

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWI, as a limited liability company. WWI received its licensure as a special purpose financial captive insurance company (“Captive”) from the Director of the South Carolina Department of Insurance on May 29, 2007. After receiving all required and customary regulatory approvals, WWI commenced doing business as a Captive on May 29, 2007.

On December 19, 2012, a final return of capital of $46.1 was paid to the Company from WWI. As of December 31, 2012, the Company dissolved this wholly owned subsidiary. The following table summarizes key financial information related to WWI:

	December 31
	2012	2011	2010
	(In Thousands)
Carrying Value of WWI	$-	$-	$-
Return of Capital to WWI	46,102	-	-
Dividends Received from WWI	-	-	50,000
Ceded Premium to WWI	-	56,306	58,382
Ceded Reserves to WWI	-	487,704	401,100
Ceded Insurance In Force to WWI	-	38,828,682	40,306,331

On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWII, as a limited liability company. WWII received its licensure as a Captive from the Director of the South Carolina Department of Insurance on October 26, 2007. After receiving all required and customary regulatory approvals, WWII commenced doing business as a Captive on November 1, 2007. The following table summarizes key financial information related to WWII:

	December 31
	2012	2011	2010
		(In Thousands)
Carrying Value of WWII	$40,807	$-	$-
Contributed Capital to WWII	-	-	-
Dividends Received from WWII	-	-	60,000
Ceded Premium to WWII	22,403	28,174	32,310
Ceded Reserves to WWII	-	334,669	281,513
Ceded Insurance In Force to WWII	-	791,901	795,002

On October 1, 2012, all business in WWII was novated to FNL Insurance Company, LTD. (“FNL”).

On September 12, 2008, the Company created a Missouri domiciled, wholly owned subsidiary, RRLLC, as a limited liability company. RRLLC received its licensure as a Captive from the Director of the Missouri Department of Insurance on December 26, 2008. After receiving all required and customary regulatory approvals, RRLLC

62

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

commenced doing business as a Captive on January 1, 2008. The following table summarizes key financial information related to RRLLC:

	December 31
	2012	2011	2010
	(In Thousands)
Carrying Value of RRLLC	$-	$-	$-
Contributed Capital to RRLLC	-	50,000	-
Dividends Received from RRLLC	90,000	-	-
Ceded Premium to RRLLC	276,412	230,131	(383,221)
Ceded Reserves to RRLLC	131,670	289,675	204,000
Ceded Insurance In Force to RRLLC	36,766,016	107,774,492	71,715,096

On March 29, 2010, the Company created RRIILLC under the laws of the State of Missouri. RRIILLC received its licensure as a Captive pursuant to Missouri Revised Statutes Chapter 379 Sections 379.1353 to 379.1421 and the rules, regulations and interpretations of the Missouri Department of Insurance. The following table summarizes key financial information related to RRIILLC:

	December 31
	2012	2011	2010
	(In Thousands)
Carrying Value of RRIILLC	$-	$-	$-
Contributed Capital to RRIILLC	40,000	-	218
Dividends Received from RRIILLC	25,000	-	-
Ceded Premium to RRIILLC	103,362	121,746	509,107
Ceded Reserves to RRIILLC	980,319	775,771	515,535
Ceded Insurance In Force to RRIILLC	97,283,650	101,365,594	60,726,013

11.	Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from the reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

Assumed premiums amounted to $93.6, $154.0 and $262.3 for 2012, 2011 and 2010, respectively.

63

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	2012	2011	2010
	(In Thousands)
Premiums for the year ended	$2,201,366	$2,267,780	$2,928,711
Benefits paid or provided for the year ended	1,534,628	1,519,210	1,673,849
Policy and contract liabilities at year end	7,294,979	5,679,673	5,042,812

The amount of reinsurance credits taken for new agreements executed since January 1, 2012 to include policies or contracts that were in force or which had existing reserves established by the Company, were $2.7 billion.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. The aggregate reduction in surplus of a unilateral cancelation by the reinsurer which results in a net obligation of the reporting entity to the reinsurer is $2.5 and the total amount of reinsurance credits taken for these agreements is $2.3.

The Company estimates that an aggregate reduction in surplus of $3.1 billion would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2012. This excludes any agreements under which the reinsurer may unilaterally cancel for reasons other than nonpayment of premium or other similar credits.

Group Reinsurance Transaction: Effective January 1, 2010, the Company entered into coinsurance agreements with various subsidiaries of Reinsurance Group of America Incorporated (“RGA”). Under the terms of the agreements, the Company ceded to RGA 100% of various blocks of business issued by ING Reinsurance, including Group Life, Accident and Special Risk, Medical, Managed Care, and Long-term Disability contracts (the “Contracts”). RGA paid the Company a ceding commission of $129.8 in the form of cash ($103.8) and assets ($26.0). The ceding commission was established as a deferred gain of $129.8, which is reflected in Capital and Surplus and is being amortized over the reinsurance period. The Company pays RGA premiums, fees, tax refunds and credits, reinsurance recoverable, and any other payments due, under the Contracts. Under the terms of the agreement, RGA is required to provide the Company security for the Company’s full statutory reserve credit for reinsurance by providing a 100% collateralized security trust. RGA has established trusts with The Bank of New York and CIBC Mellon as the trustees and the Company as beneficiary in which the Company deposited $0.0 and $25.7 as of December 31, 2012 and 2011, respectively.

64

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

12.	Capital and Surplus

Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2.0. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of Insurance is limited to the greater of the net gain from operations excluding realized capital gains or 10% of surplus at December 31 of the preceding year.

Lion loaned $100.0 to the Company under a surplus note dated December 1, 2001. The surplus note provides, subject to the regulatory constraints discussed below, that (1) it is a surplus note which will mature on September 15, 2021, with principal due at maturity, but payable without penalty, in whole or in part before maturity; (2) interest is payable at a variable rate based upon an annualized yield rate for U.S. Treasury Bonds payable semiannually; and (3) in the event that the Company is in default in the payment of any required interest or principal, the Company cannot pay cash dividends on its capital stock (all of which is owned directly by Lion). The surplus note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Department of Commerce. For the year ended December 31, 2012, 2011 and 2010, interest paid totaled $2.7, $3.7 and $3.4, respectively. There is no accrued interest for the years ended December 31, 2012 and 2011.

The Company received capital contributions from Lion of $0 and $102.0 during 2012 and 2011, respectively. Of the $102.0 received in 2011, $50.0 was paid to the Company on February 18, 2011 and the Company received permission from the Minnesota Department of Commerce to count this contribution as a receivable at December 31, 2010 per SSAP No. 72, Surplus and Quasi-reorganizations (“SSAP 72”).

On June 26, 2012, with the permission of the Minnesota Department of Commerce, the Company paid an extraordinary dividend to its parent, Lion, in the amount of $130.0. The Company paid dividends of $0.0 and $221.0 to Lion during 2011 and 2010, respectively.

Life and health insurance companies are subject to certain Risk Based Capital requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

13.	Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by

65

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The following methods and assumptions are used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 1.1% and 8.9% over the total portfolio. The Company’s statutory fair

66

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

values represent the amount that would be received to sell securities at the measurement date (i.e. “exit value” concept).

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes more significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third-party sources, such as yield curves, exchange rates, S&P 500 Index prices and London

67

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

Interbank Offered Rates (“LIBOR”) and Overnight Index Swap Rates (“OIS”). Effective June 30, 2012, the Company began using OIS curve for discounting the cash flows rather than LIBOR curve for rate derivatives. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Derivatives which qualify for special hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

§	Level 1 – Unadjusted quoted prices for identical assets or liabilities in an active market.
§

Level 2 – Quoted prices in markets that are not active or inputs that are observable either  directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

§

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

68

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2012:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3

		(In Thousands)
Assets:
Fixed maturities, including securities pledged	$15,834,755	$14,211,745	$1,082,289	$14,534,019	$218,447
Preferred stock	40,215	33,148	20,062	-	20,153
Common stock	18,543	18,543	17,184	-	1,359
Mortgage loans	2,034,564	1,968,589	-	-	2,034,564
Contract loans	677,563	677,563	677,563	-	-
Other invested assets	219,536	196,544	-	219,442	94
Cash, cash equivalents and short-
term investments	887,515	887,590	887,472	43	-
Derivatives
Credit contracts	32	186	-	32	-
Equity contracts	1,089	1,089	-	1,082	7
Foreign exchange contracts	388	111	-	388	-
Interest rate contracts	142,382	142,382	-	142,382	-
Separate account assets	1,963,501	1,963,501	1,933,598	22,183	7,720
Total Assets	$21,820,083	$20,100,991	$4,618,168	$14,919,571	$2,282,344

Liabilities:
Deposit type contracts	$650,327	$646,725	$-	$615,334	$34,993
Supplementary contracts and immediate annuities	83,591	72,112	-	37,028	46,563
Derivatives
Credit contracts	(5,326)	7,361	-	(5,326)	-
Foreign exchange contracts	17,077	-	-	17,077	-
Interest rate contracts	199,118	153,998	242	179,530	19,346
Total Liablilities	$944,787	$880,196	$242	$843,643	$100,902

The Company did not have any financial instruments for which it was not practicable to estimate the fair value.

69

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

The carrying amounts and fair values of the Company’s financial instruments as of December 31, 2011 are summarized as follows:

	Carrying Amount	Fair Value

	(In Thousands)
Assets:
Bonds	$13,363,097	$14,743,153
Preferred stocks	31,448	37,709
Unaffiliated common stocks	31,114	31,114
Mortgage loans	1,951,346	2,010,751
Derivatives
Credit Contracts	1,034	(878)
Equity Contracts	876	876
Foreign Exchange Contracts	-	711
Interest Rate Contracts	133,533	133,533
Securities lending reinvested collateral	86,974	86,974
Contract loans	644,563	644,563
Cash, cash equivalents and
short term investments	674,075	674,075
Separate account assets	1,887,112	1,887,112
Liabilities:
Derivatives
Credit Contracts	14,771	10,457
Foreign Exchange Contracts	115	25,671
Interest Rate Contracts	152,367	210,293
Payable for securities lending	86,974	86,974

70

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value in which the fair value measurements use quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable input (Level 2) and significant unobservable inputs (Level 3) as of December 31, 2012 and December 31, 2011:

At December 31, 2012	Level 1	Level 2	Level 3	Total

	(In Thousands)
Assets:
Bonds
US corporate, state & municipal	$-	$2,879	$-	$2,879
Residential mortgage-backed	-	1,860	-	1,860
Preferred stock	-	-	-	-
Common stock	17,183	-	1,360	18,543
Cash, cash equivalents and short-
term investments	136,347	-	-	136,347
Derivatives
Equity contracts	-	1,082	7	1,089
Foreign exchange contracts		110		110
Interest rate contracts		142,382		142,382
Separate account assets	1,933,598	22,183	7,720	1,963,501
Total assets	$2,087,128	$170,496	$9,087	$2,266,711

Liabilities:
Deposit type contracts	$-	$615,334	$-	$615,334
Supplementary contracts and immediate annuities		37,028		37,028
Derivatives
Credit contracts	-	14	-	14
Interest rate contracts	242	134,410	19,346	153,998
Total liabilities	$242	$786,786	$19,346	$806,374

The Company did not have any security transfers between Level 1 and Level 2 during 2012. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

71

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

At December 31, 2011
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
Residential mortgage-backed	$-	$2,580	$-	$2,580
Preferred stock	-	-	2,597	2,597
Common stock	29,356	-	1,758	31,114
Cash, cash equivalents and short-
term investments	471,735	-	-	471,735
Derivatives
Equity contracts	-	-	877	877
Interest rate contracts	4,144	129,388	-	133,532
Separate account assets	1,841,714	45,398	6,914	1,894,026
Total assets	$2,346,949	$177,366	$12,146	$2,536,461

Liabilities:
Derivatives
Credit contracts	$-	$67	$5,318	$5,385
Foreign exchange contract	-	114	-	114
Interest rate contracts	-	106,642	45,725	152,367
Interest rate swaps	-	-	-	-
Total liabilities	$-	$106,823	$51,043	$157,866

The Company did not have any security transfers between Level 1 and Level 2 during 2011. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Bonds: Securities that are carried at fair value on the balance sheet are classified as Level 2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. Fair value for privately placed bonds is determined using a matrix-based pricing model and are classified as Level 2 assets. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3. The Company’s level 3 fair value measurements of its bonds, common stock, preferred stock and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis.

Preferred and Common Stock: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Certain preferred stock prices are obtained through commercial pricing services and are classified as Level 2 assets. Other equity securities, typically private equities or equity securities not traded on an exchange are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

72

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

Cash and cash equivalents and short-term investments: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Certain derivatives are carried at fair value (on the Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data, such as yield curves, exchange rates, S&P 500 Index prices, LIBOR, and OIS, which are obtained from third party sources and uploaded into the system. Effective June 30, 2012, the Company began using the OIS curve for discounting cash flows rather than the LIBOR curve rate derivatives. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. The Company’s own credit risk is monitored by comparison of credit ratings from national rating services. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company also has certain swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1. The underlying instruments in bonds have valuations that are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for fixed maturities.

73

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2012:

At December 31, 2012
	Bonds					Derivatives
			Preferred	Common	Equity	Credit	Interest Rate	Separate
	Corporate		Stock	Stock	Contracts	Contracts	Contracts	Accounts	Total
					(In Thousands)
Beginning of the year		$-	$2,597	$1,758	$876	$(5,318)	$(45,725)	$6,914	$(38,898)
Transfers into Level 3		-	-	677	-	-	-	1,128	1,805
Transfers out of Level 3	(1,711)		(2,650)	-	(876)	-	-	-	(3,526)
Total gains (losses)
included in income		-	-	-	(1)	(6,061)	848	-	(5,214)
Total gains (losses)
included in surplus		-	53	(60)	-	5,318	25,531	24	30,866
Purchases	1,711		-	-	8	-	-	-	8
Issues		-	-	-	-	-	-	-	-
Sales		-	-	(1,015)	-	6,061	-	(13)	5,033
Settlements		-	-	-	-	-	-	(333)	(333)
Ending of the year		$-	$-	$1,360	$7	$-	$(19,346)	$7,720	$(10,259)

The transfers out of Level 3 during the year ended December 31, 2012 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

During the year ended December 31, 2012, the Company transferred certain derivative contracts from Level 3 to Level 2. These contracts include options on S&P which are all valued using observable inputs.

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2011:

At December 31, 2011
	Bonds				Derivatives
	RMBS/FX	ABS	Preferred Stock	Common Stock	Equity Contracts	Credit Contracts	Interest Rate Contracts	Separate Accounts	Total

	(In Thousands)
Beginning of the year	$7,112	$2,394	$548	$10,844	$2,259	$-	$(28,201)	$7,662	$2,618
Transfers into Level 3	-	-	2,527	-	-	-	-		2,527
Transfers out of Level 3	(7,112)	(2,394)	(548)	(8,846)	-	-	-	-	(18,900)
Total gains (losses)									-
included in income	-	-	-	-	48	-	845	-	893
Total gains (losses)
included in surplus	-	-	70	(283)	-	(5,318)	(18,369)	51	(23,849)
Purchases	-	-	-	44	1,270	-	-		1,314
Issues	-	-	-	-	-	-	-		-
Sales	-	-	-	(1)	(2,701)	-	-		(2,702)
Settlements	-	-	-	-	-	-	-	(799)	(799)
Ending of the year	$-	$-	$2,597	$1,758	$876	$(5,318)	$(45,725)	$6,914	$(38,898)

74

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

The transfers out of Level 3 during the year ended December 31, 2011 in bonds are primarily due to the Company’s determination that the market for subprime residential mortgage-backed securities (“RMBS”) has become sufficiently active. While the valuation methodology has not changed, the Company has concluded that frequency of transactions in the market for subprime RMBS securities constitute an active market and therefore are now classified as Level 2.

The remaining transfers in and out of Level 3 during the year ended December 31, 2011 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

14. Commitments and Contingencies

Guarantee Agreement: The Company, effective January 2002, entered in a guarantee agreement with two other ING affiliates whereby it is jointly and severally liable for $250.0 obligation of another ING affiliate, Security Life of Denver International Limited (“SLDI”), through December 18, 2023. The Company’s Board of Directors approved this transaction on April 25, 2002. The two affiliated life insurers were Security-Connecticut Life Insurance Company (“SCL”), which subsequently merged into the Company, and Security Life of Denver Insurance Company (“SLD”). The joint and several guarantees of the two remaining insurers are capped at $250.0. If SLDI were to default on its payment obligation, the Company would be required to make the payments on SLDI’s behalf. The State of Colorado and the State of Minnesota did not disapprove the guarantee agreement. As of December 31, 2012, no payments have been required under the guarantee and the potential amount of future payments is remote, therefore, no contingent liability or payment expense has been recorded. The Company has recorded a non-contingent liability for the ongoing obligation to provide the guarantee of $1.1 and $1.3 as of December 31, 2012 and 2011, respectively. This liability will amortize over the life of the agreement as the guarantee obligation expires.

Due to the ratings downgrade of the Company by Moody’s Inc. on October 27, 2009, the Company was contractually required to collateralize its guarantee obligation. Accordingly, on January 22, 2010 the Company provided a letter of credit from the Federal Home Loan Bank of Des Moines (“FHLB”) in support of this obligation. The Company pledged assets with a market value of $323.8 and $337.2 as of December 31, 2012 and 2011, respectively, to the FHLB as collateral for the letter of credit.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase securities of $131.3 and $244.3 at

75

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

December 31, 2012 and 2011, respectively. The Company is also committed to provide additional capital contributions for partnerships of $57.0 and $102.7 at December 31, 2012 and 2011, respectively.

Operating Leases: The Company is party to certain cost sharing agreements with other affiliated ING U.S. companies. Included in those cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. During the years ended December 31, 2012, 2011 and 2010, rent expense totaled $2.8, $3.0 and $2.6, respectively.

The Company does not have any minimum aggregate rental commitments under the cost sharing arrangements and service agreements. The Company does not have any future minimum lease payment receivables under the cost sharing arrangements and service agreements.

Litigation: The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters: As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Considerable regulatory scrutiny currently is being focused on whether and to what extent life insurance companies are using the Unites States Social Security Administration’s Death Master File (“SSDMF”) to proactively ascertain when customers have deceased and to pay benefits even where no claim for benefits has been made. The Company has received industry-wide and company-specific inquiries and is engaged in market conduct examinations with respect to its claims settlement practices, use of the SSDMF, and compliance with unclaimed property laws. A majority of states are conducting an audit of the Company’s compliance with unclaimed property laws. The Company also has been reviewing whether benefits are owed and whether reserves are adequate in instances where an insured appears to have died, but no claim for death benefits has been made. Some of the investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries, and additional escheatment of funds deemed abandoned under

76

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

state laws. They may also result in fines and penalties and changes to the Company’s procedures for the identification and escheatment of abandoned property, and other financial liability. While it is not possible to predict the outcome of any such action, or internal or external investigations, examinations, reviews or inquiries, management does not believe that they will have a material adverse effect on the Company’s financial position. It is the practice of the Company and its affiliates to cooperate fully in these matters.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, withdrawals, death benefits and surrenders.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables in the modeling process include interest rates, anticipated contract owner behavior, and variable separate account performance. Contract owners bear the investment risk related to variable annuity products, subject, in limited cases, to certain minimum guaranteed rates.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

During 2009, the Company took certain actions to reduce its exposure to interest rate and market risks. These actions included reducing guaranteed interest rates for new business, reducing credited rates on existing business, curtailing sales of some products, reassessment of the investment strategy with a focus on U.S. Treasury and investment grade assets, as well as hedging certain funds which previously were not hedged and continuing a hedging program to mitigate the impact of potential declines in equity markets and their impact on regulatory capital. Since 2009, the Company has continued to maintain a strong liquidity position and reduce exposure to below investment grade

77

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

and structured assets, albeit at a reduced pace in 2011 and 2012. New investments over that time have primarily been in public and private investment grade corporate bonds and commercial mortgage whole loans.

ING Restructuring Plan: In October 2009, ING submitted a restructuring plan (the “2009 Restructuring Plan”) to the European Commission (“EC”) in order to receive approval for state aid, the ING-Dutch State Transactions, granted to ING by the Dutch State in November 2008 and March 2009. To receive approval for this state aid, ING was required to divest its insurance and investment management businesses, including the Company.

In November 2009, the 2009 Restructuring Plan received formal EC approval and the separation of insurance and banking operations and other components of the 2009 Restructuring Plan were approved by ING’s shareholders. On January 28, 2010, ING announced the filing of its appeal with the General Court of the European Union against specific elements of the EC’s decision regarding the 2009 Restructuring Plan.

On March 2, 2012, the General Court handed down its judgment in relation to ING’s appeal and annulled part of the EC’s state aid decision. Subsequently, the EC filed an appeal against the General Court’s judgment before the Court of Justice of the European Union. In parallel, the EC adopted a decision on May 11, 2012 that approved the state aid granted to ING as compatible with the internal market on the basis of ING’s 2009 Restructuring Plan. On the same date, the EC adopted an interim decision which opened an investigation concerning certain amendments and elements of the 2009 Restructuring Plan (the “Investigation”). On November 19, 2012, ING and the EC announced that the EC approved amendments to the 2009 Restructuring Plan (“the 2012 Amended Restructuring Plan.”) The deadline as agreed with the EC in the 2012 Amended Restructuring Plan requires ING to divest at least 25% of its U.S. insurance and investment businesses, including the Company by December 31, 2013, more than 50% of its U.S. insurance and investment businesses including the Company by December 31, 2014, and 100% of its U.S. insurance and investment businesses including the Company by December 31, 2016. The divestment of 50% of the of its U.S. insurance and investment businesses including Company is measured in terms of a divestment of over 50% of the shares of ING US, the loss of ING’s majority of directors on ING US, board of directors and the accounting deconsolidation of ING U.S., Inc. The Investigation has been finalized by the EC and ING’s appeal against the EC’s May 11, 2012 decision has been withdrawn. In case ING does not satisfy its commitment to divest its U.S. insurance and investment businesses including the Company as agreed with the EC, the Dutch State will renotify the recapitalization measure to the EC. In such a case the EC may require additional restructuring measures or take enforcement actions against ING, or, at the request of ING and the Dutch State, could allow ING more time to complete the divestment.

78

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

On March 7, 2012, S&P affirmed the insurance financial strength rating of the Company at “A-” and revised the outlook to Stable from Watch Negative.

On April 17, 2012, Moody’s affirmed the A3 insurance financial strength the Company with a stable outlook.

On July 23, 2012, A.M. Best removed from under review with negative implications and affirmed the “A” financial strength rating of the Company. A.M. Best assigned a stable outlook to the rating. The ratings recognize ING US’s strong market position in the life insurance and retirement markets, profitable operating results and improved levels of risk-adjusted capital. The assigned ratings reflect AM Best’s expected completion of ING Group’s planned IPO of its U.S. operations.

On January 7, 2013, Fitch affirmed the A- insurer financial strength rating of the Company. Furthermore, Fitch removed the rating from Ratings Watch Evolving and assigned a stable outlook to the rating. Resolution of the Rating Watch Evolving reflects the progress ING U.S., Inc. (ING US), the Company’s parent holding company, has made over the past several years to become an independent public company, separate from its Dutch parent, ING Verzekeringen.

15. Financing Agreements

The Company maintains a reciprocal loan agreement with ING US to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2020, the Company and ING US can borrow up to 2% of the Company’s admitted assets, excluding separate account assets, as of December 31 of the preceding year from one another. Interest on any Company borrowing is charged at the rate of ING US’s cost of funds for the interest period plus 0.15%. Interest on any ING US borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company received interest income of $0.3, $0.7 and $0.6 for the years ended December 31, 2012, 2011, and 2010, respectively.

Through this reciprocal loan agreement, the Company had no borrowings in 2012 and borrowed $10.0 and repaid $10.0 in 2011. These borrowings were on a short term basis, at an interest rate that approximated current money market rates and excludes borrowings from reverse dollar repurchase transactions. Interest expense on borrowed money was $0.0, $0.0 and $0.0 during 2012, 2011 and 2010, respectively.

The Company is the beneficiary of letters of credit totaling $711.7; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless

79

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

16.	Related Party Transactions

Cost Sharing Arrangements: Management and services contracts and all cost sharing arrangements with other affiliated ING US companies are allocated among companies in accordance with systematic cost allocation methods.

Investment Management: The Company has entered into an investment advisory agreement with ING Investment Management, LLC (“IIM”) under which IIM provides the Company with investment management services. The Company has entered into an administrative services agreement with IIM under which IIM provides the Company with asset liability management services. Beginning in 2010, IIM began using competitive market rates to bill the Company for both the asset management and ancillary services provided. Total fees paid by the Company to IIM under the agreement were approximately $35.5, $32.9 and $30.7 for the years ended December 31, 2012, 2011 and 2010, respectively.

Services Agreements: The Company has entered into an inter-insurer services agreement with certain of its affiliated insurance companies in the United States (“affiliated insurers”) whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting, and other services to each other. The Company has entered into a services agreement with ING North America whereby ING North America provides certain administrative, management, professional, advisory, consulting and other services to the Company. The Company has entered into a services agreement with RNY whereby the Company provides certain administrative, management, professional, advisory, consulting and other services to RNY. The Company has entered into a services agreement with ING Financial Advisers, LLC (“ING FA”) to provide certain administrative, management, professional advisory, consulting, and other services to the Company for the benefit of its customers. Charges for these services are determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company. The Company entered into a services agreement with Whisperingwind I, LLC (“WWI”) and ING North America whereby the Company and ING North America provide certain administrative, management, professional, advisory, consulting and other services to WWI. The Company entered into a services agreement with WWII and ING North America whereby the Company and ING North America provide certain administrative, management, professional, advisory, consulting and other services to WWII. The total expense incurred for all these services was $271.7, $259.1 and $228.4 for the years ended December 31, 2012, 2011 and 2010, respectively.

Tax Sharing Agreements: The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has

80

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

also entered into a state tax sharing agreement with ING US and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING US and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

For 2012 and prior years, the Company and certain of its U.S. affiliates, including ING US, the U.S. holding company, are parties to an intercompany tax sharing agreement that requires ING US to pay its subsidiaries for the tax benefits of ordinary and capital losses as they are incurred, and in turn requires its subsidiaries to pay ING US for the taxes payable on their ordinary income and capital gains. Under the agreement, ING US is required to make payments even if losses do not offset other subsidiaries’ ordinary income or capital gains.

Effective January 1, 2013, the tax sharing agreement has been amended. The amended agreement will apply to 2013 and subsequent years and will provide that ING US will make a payment to its subsidiaries only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Interest Rate Swap: Effective June 29, 2007 the Company entered into an interest rate swap agreement (“IRSA”) with ING US. The IRSA is in conjunction with a combined coinsurance and modified coinsurance agreement effective June 30, 2007 with WWIII. The duration of the agreement is 30 years. The notional value of this interest rate swap is $152.7 with this transaction having minimal impact to the income statement. Effective November 1, 2007 the Company entered into an interest rate swap agreement (“IRSA”) with ING US. The IRSA is in conjunction with a combined coinsurance and modified coinsurance agreement effective November 1, 2007 with WWII. The duration of the agreement is 30 years. The notional value of this interest rate swap is $476.9 with this transaction having minimal impact to the income statement.

Fixed Maturity Asset Transfer: On July 9, 2012, the Company sold bonds to an affiliated insurance company, SLD, for $509.3 and generated $68.6 in net realized capital gains before tax. Also on July 9, 2012, the Company purchased $830.7 of different bonds from the same affiliate. This transaction was executed at market value on an arm’s length basis. The Company participated in this transaction in order to reduce its negative IMR and improve its surplus. In addition, transaction helps the Company utilize excess liquidity and reduce its exposure to foreign bonds.

During the fourth quarter of 2010, the Company sold securities with a carrying value of $918.1 to its affiliate company, SLD. At the date of sale, the securities had a fair value of $972.1 and the Company recognized a gain of $54.0. Simultaneously, the Company purchased securities from SLD with a fair value of $888.9. This asset transfer was approved by the Minnesota Division of Insurance prior to execution.

81

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

Private Equity Limited Partnerships: On June 4, 2012, the Company entered into an agreement to sell certain general account private equity limited partnership investment interest holdings with a carrying value of $110.1 as of March 31, 2012, to a group of private equity funds that are or will be managed by Pomona Capital, also an affiliate of the Company.

The transaction resulted in a net reduction in surplus of $12.6 in the second quarter of 2012. The transaction closed in two tranches with the first tranche closed on June 29, 2012 and the second tranche closed on October 29, 2012. At closing, consideration received included $5.8 of promissory notes due in two equal installments at December 31, 2013 and 2014.

In connection with these promissory notes, ING US unconditionally guaranteed payment of the notes in the event of any default of payments due. No additional impact to surplus was incurred on the second tranche since the market value of the alternative investments was reduced to agreed-upon sales price as of June 30, 2012.

While these related party transactions are at arm’s length, they are not indicative of what a third party would transact.

17. Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues for the cost of potential future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The accrual methodology follows a retrospective-premium-based guaranty-fund assessments construct. The Company has estimated this liability to be $9.6 and $8.8 as of December 31, 2012 and 2011, respectively, and has recorded a liability in accounts payable and accrued expenses on the Balance Sheets. The Company has also recorded an asset in other assets on the Balance Sheets of $8.9 and $8.3 as of December 31, 2012 and 2011, respectively, for future credits to premium taxes for assessments already paid and/or accrued.

A reconciliation of assets recognized is presented below:

82

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

	Year ended December 31
	2012	2011
	(In Thousands)
Assets recognized from paid and accrued premium tax offsets
and policy surcharges beginning of the year		$8,287	$6,733
Decreases current year:
Policy surcharges collected		-	-
Policy surcharges charged off		-	-
Premium tax offset applied		363	377
Changes in premium tax offset capacity / other adjustments		1	-
Increases current year:
Policy surcharges collected		-	-
Policy surcharges charged off		-	-
Premium tax offset applied		958	1,504
Premium tax offset generated due to accounting changes		-	373
Changes in premium tax offset capacity / other adjustments		10	54
Assets recognized from paid and accrued premium tax offsets
and policy surcharges end of the current year		$8,891	$8,287

18.	Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2012	2011
	(In Thousands)
Balance at January 1	$339,159	$427,337
Less reinsurance recoverables	123,143	126,814
Net balance at January 1	216,016	300,523

Incurred related to:
Current year	6,715	16,146
Prior years	(2,225)	(83,546)
Total incurred	4,490	(67,400)

Paid related to:
Current year	3,252	9,642
Prior years	29,989	7,466
Total paid	33,241	17,108

Net balance at December 31	187,264	216,016
Plus reinsurance recoverables	92,642	123,143
Balance at December 31	$279,906	$339,159

83

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years is generally the result of ongoing analysis of recent loss development trends, but also includes a reduction due to retroactive reinsurance of worker’s compensation carve-out reserves. Incurred and paid claims are presented net of reinsurance. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the Balance Sheets.

19.	Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premium as an adjustment to earned premium. The amount of group life premiums written, net of reinsurance, by the Company that was subject to retrospective rating features was $10.5, $10.8, and $10.7 for December 31, 2012, 2011, and 2010, respectively. This represented 32.9%, 30.2%, and 20.7% of the total group life premiums written, net of reinsurance, for December 31, 2012, 2011, and 2010, respectively. There were no group health premiums written, net of reinsurance, which are subject to retrospective rating features by the Company at December 31, 2012, 2011 or 2010. No other net premiums written by the Company are subject to retrospective rating features.

20.    Direct Premiums Written/Produced by Managing General Agents/Third Party Administrators

Name of Managing General Agent or Third Party Administrator	FEIN Number	Exclusive Contract	Type of Business Written	Type of Authority Granted	Total Direct Premiums Written
					(In Thousands)
Disability Reinsurance Mangement Services	01-0483086	No	Disability Income	C,CA,B,U	$79,333
One Riverfront Plaza
Westbrook, ME 04092-9700
Total during 2012					$79,333

The aggregate amount of premiums written through managing general agents or third party administrators during 2012 is $79.3.

84

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2012

(Dollar amounts in millions, unless otherwise stated)

21.	Subsequent Events

Effective January 1, 2013, the tax sharing agreement has been amended. The amended agreement will apply to 2013 and subsequent years and will provide that ING US will make a payment to its subsidiaries only in the event that the consolidated tax group actually uses the tax benefit of losses generated. See Note 15 for additional information related to this tax sharing agreement.

The Company is not aware of any other events occurring subsequent to December 31, 2012 that may have a material effect on the Company’s financial statements. The Company evaluated events subsequent to December 31, 2012 through April 2, 2013, the date the statutory financial statements were available to be issued.

22.	Reconciliation to the Annual Statement

At December 31, 2012, differences in amounts reported in the Annual Statement and amounts in the accompanying statutory basis financial statements are due to the following:

	Total Capital and Surplus	Net (Loss) Income

	(In Thousands)
2012:
Amounts as reported in the 2012 Annual Statement	$2,284,647	$(155,281)

Adjustment for subsidiary - deferred and uncollected premium
tax adjustments on RNY	(6,029)	-
Amounts as reported in the accompanying statutory
basis financial statements	$2,278,618	$(155,281)

At December 31, 2011 and 2010, there were no differences in amounts reported in the Annual Statement and the amounts in the accompanying statutory basis financial statements.

85

Ernst & Young LLP

Assurance | Tax | Transactions | Advisory

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limited by guarantee, does not provide services
to clients. This Report has been prepared by
Ernst & Young LLP, a client serving member firm
located in the United States.

Form No. SAI.100209-13	May 2013

SEPARATE ACCOUNT N
PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
	(1)	Included in Part A:
Condensed Financial Information
	(2)	Included in Part B:
Financial Statements of Separate Account N:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2012
		-	Statements of Operations for the year ended December 31, 2012
		-	Statements of Changes in Net Assets for the years ended December 31, 2012 and 2011
		-	Notes to Financial Statements
Financial Statements - Statutory Basis - of ReliaStar Life Insurance Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Balance Sheets - Statutory Basis - as of December 31, 2012 and 2011
		-	Statements of Operations - Statutory Basis - for the years ended December 31,
2012, 2011 and 2010
		-	Statements of Changes in Capital and Surplus - Statutory Basis - for the years ended December 31, 2012, 2011 and 2010
		-	Statements of Cash Flows - Statutory Basis - for the years ended December 31,
2012, 2011 and 2010
		-	Notes to Financial Statements - Statutory Basis

(b)	Exhibits
	(1.1)		Resolution of the Board of Directors of ReliaStar Life Insurance Company
(“Depositor”) Authorizing the Establishment of Separate Account N (“Registrant”) ·
Incorporated by reference to Initial Registration Statement on Form N-4 (File No.
333-120636), as filed on November 19, 2004.
	(1.2)		Resolution of the Executive Committee of the Board of Directors of Northern Life
Insurance Company (“Depositor”) Authorizing the Establishment of Separate Account
One (“Registrant”) · Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.
	(2)		Not applicable
	(3.1)		Distribution and Administrative Services Agreement between ING Financial
Advisers, LLC and Depositor · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on February 20, 2004.

(3.2)	Amended Broker/Dealer Variable Annuity Compensation Schedule · Incorporated by
reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4
(File No. 033-90474), as filed on November 5, 1999.
(3.3)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ReliaStar Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 21 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on April 7, 2011.
(3.4)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ReliaStar Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 21 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on April 7, 2011.
(4.1)	Individual Deferred Tax Sheltered Annuity Contract (Transfer Series) · Incorporated
by reference to Post-Effective Amendment No. 5 to Registration Statement on Form
N-4 (File No. 033-90474), as filed on April 20, 1998.
(4.2)	Individual Deferred Annuity Contract (Transfer Series) for use with Non-Qualified
Plans · Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.
(4.3)	Individual Deferred Retirement Annuity Contract (Transfer Series) · Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4
(File No. 033-90474), as filed on April 20, 1998.
(4.4)	Flexible Premium Individual Deferred Tax-Sheltered Annuity Contract · Incorporated
by reference to Post-Effective Amendment No. 5 to Registration Statement on Form
N-4 (File No. 033-90474), as filed on April 20, 1998.
(4.5)	Flexible Premium Individual Deferred Retirement Annuity Contract · Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4
(File No. 033-90474), as filed on April 20, 1998.
(4.6)	ERISA Endorsement · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 23,
1996.
(4.7)	TSA Endorsement · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 28, 1997.
(4.8)	Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with Form No. 13000
(FL) 2-95 in Florida · Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-90474), as filed on July 29,
1997.
(4.9)	Table of Sample Values Endorsement Form No. 13058 3-97 for use with Form No.
13000 (FL-PBC) 2-95 in Florida · Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-90474), as
filed on July 29, 1997.
(4.10)	Flexible Premium Individual Deferred Annuity Contract (457 Variable Annuity
Contract) · Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

(4.11)	Roth IRA Endorsement · Incorporated by reference to Post-Effective Amendment No.
5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20,
1998.
(4.12)	Fixed Account C Endorsement · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-90474), as
filed on December 23, 1998.
(4.13)	Waiver Endorsement · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 23,
1999.
(4.14)	Internal Revenue Code Section 457 Endorsement (13086 8-99) · Incorporated by
reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-
4 (File No. 033-90474), as filed on April 25, 2001.
(4.15)	ReliaStar Endorsement (merger) · Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on October 24, 2002.
(4.16)	Endorsement 149468-09 to Form No. 13000 (FL) 2-95 · Incorporated by reference to
Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No.
333-100208), as filed on April 28, 2009.
(4.17)	Endorsement 149854-08 to Form No. 13000 (FL) 2-95 · Incorporated by reference to
Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No.
333-100208), as filed on April 28, 2009.
(4.18)	Endorsement 03905 01-02 to the Flexible Premium Individual Deferred Annuity
Contract (Retail Series - TSA) Form No. 13076 7-99 · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-100208), as filed on April 12, 2012.
(4.19)	Endorsement 40034 01-04 to the Flexible Premium Individual Deferred Annuity
Contract (Retail Series - TSA) Form No. 13076 7-99 · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-100208), as filed on April 12, 2012.
(5)	Contract Application Form (Transfer Series and Flex Series) · Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4
(File No. 033-90474), as filed on April 20, 1998.
(6.1)	Amended Articles of Incorporation of Depositor · Incorporated by reference to Form
S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), as
filed on December 23, 1996.
(6.2)	Amended Bylaws of Depositor · Incorporated by reference to Form S-6 Registration
Statement of Select-Life Variable Account (File No. 333-18517), as filed on
December 23, 1996.
(7)	Not applicable

(8.1)	Fund Participation Agreement dated as of April 30, 2003 among Golden American
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company,
Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING
Insurance Company of America, American Funds Insurance Series and Capital
Research and Management Company · Incorporated by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-105319), as
filed on July 17, 2003.
(8.2)	Business Agreement dated April 30, 2003 by and among Golden American Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company, Southland Life
Insurance Company, ING Life Insurance and Annuity Company, ING Insurance
Company of America, ING American Equities, Inc., Directed Services, Inc.,
American Funds Distributors, Inc. and Capital Research and Management Company
· Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.
(8.3)	Amendment No. 1 entered into as of January 1, 2008 to the Business Agreement dated
April 30, 2003 by and among ING USA Annuity and Life Insurance Company
(formerly known as Golden American Life Insurance Company), ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company, Southland Life Insurance Company, ING Life
Insurance and Annuity Company, ING Insurance Company of America, ING
American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc.
and Capital Research and Management Company · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-
153338), as filed on November 14, 2008.
(8.4)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on
October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.5)	Amended and Restated Participation Agreement as of June 26, 2009 by and among
ING Life Insurance and Annuity Company, Fidelity Distributors Corporation,
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable
Insurance Products Fund III, Variable Insurance Products Fund IV and Variable
Insurance Products Fund V · Incorporated by reference to Post-Effective Amendment
No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 18, 2009.

(8.6)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009
by and among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, Variable Insurance Products Fund IV and
Variable Insurance Products Fund V · Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.7)	Letter Agreement dated May 16, 2007 and is effective July 2, 2007 between ReliaStar
Life Insurance Company, Fidelity Distributors Corporation, Variable Insurance
Products Fund, and Variable Insurance Products Fund II · Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
333-100207), as filed on October 1, 2007.
(8.8)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.9)	Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between
Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors
Corporation · Incorporated by reference to Post-Effective Amendment No. 33 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.10)	First Amendment effective as of April 1, 2005 to Service Contract dated June 20,
2003 between Fidelity Distributors Corporation and ING Financial Advisers, Inc. and
amended on April 1, 2006 · Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.11)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.12)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. • Incorporated by reference to
Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
333-85618), as filed on February 1, 2007.

(8.13)	Amendment effective June 5, 2007 to Amended and Restated Participation Agreement
as of December 30, 2005 by and among Franklin Templeton Variable Insurance
Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and
Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and Directed
Services, Inc. and amended on November 17, 2011 • Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007, and by reference to Post-Effective Amendment No.
59 (File No. 033-75962), as filed on April 3, 2012.
(8.14)	Amended and Restated Administrative Services Agreement executed as of October 3,
2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006.
(8.15)	Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative
Services Agreement dated October 3, 2005 by and among Franklin Templeton
Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life
Insurance Company of New York · Incorporated by reference to Post-Effective
Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 3, 2012.
(8.16)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.17)	Participation Agreement made and entered into as of April 30, 2003 among ReliaStar
Life Insurance Company, The GCG Trust (renamed ING Investors Trust effective
May 1, 2003) and Directed Services, Inc. · Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on February 20, 2004.
(8.18)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment No.
47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.

(8.19)	Participation Agreement dated December 6, 2001 by and among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company, ReliaStar Life Insurance Company
and Aetna Investment Services, LLC · Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on October 24, 2002.
(8.20)	Amendment dated as of March 26, 2002 by and between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May 1,
2002), Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) and ReliaStar Life Insurance Company to Participation
Agreement dated as of December 6, 2001 and amended on October 1, 2002, May 1,
2003, November 1, 2004, April 29, 2005, August 31, 2005, December 7, 2005 and
April 28, 2006 · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on October 24,
2002, and by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-1A (File No. 333-32575), as filed on April 30, 2003, and by reference to Pre-Effective Amendment No. 2 (File No. 333-120636), as filed on
February 23, 2005, and by reference to Post-Effective Amendment No. 12 (File
No.333-100207), as filed on December 21, 2006.
(8.21)	Service Agreement and Contract with Investment Adviser effective as of December 6,
2001 between ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company in connection with the sale of shares of ING Partners, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on October 24, 2002.
(8.22)	Shareholder Servicing Agreement (Service Class Shares) dated as of December 6,
2001, by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6 (File No. 333-105319), as filed on November 24, 2003.
(8.23)	Amendment dated as of March 26, 2002, to the Shareholder Servicing Agreement
(Service Class Shares) by and between ReliaStar Life Insurance Company and
Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and amended on May 1, 2003, November 1, 2004, April 29, 2005, December 7, 2005 and
April 28, 2006 · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6 (File No. 333-105319), as filed on November 24,
2003, and by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-6 (File No. 333-69431), as filed on March 1, 2007,and by reference to Post-Effective Amendment No. 6 (File No. 333-120636), as filed on
December 21, 2006.

(8.24)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. · Incorporated by reference to Registration Statement on Form N-4
(File No. 333-56297), as filed on June 8, 1998.
(8.25)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. and amended on December 31,
1999, February 11, 2000, May 1, 2000, February 27, 2001 and June 19, 2001 ·
Incorporated by reference to Post-Effective Amendment No. 2 to Registration
Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998, and by reference to Post-Effective Amendment No. 19 (File No. 333-01107), as filed on
February 16, 2000, and by reference to Post-Effective Amendment No. 20 (File No.
333-01107), as filed on April 4. 2000, and by reference to Post-Effective Amendment
No. 24 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-
Effective Amendment No. 32 (File No. 033-75988), as filed on April 13, 2004.
(8.26)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.27)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series and amended on November 4, 1998, February 11, 2000,
May 1, 2000 and June 26, 2001 · Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as
filed on December 14, 1998, and by reference to Post-Effective Amendment No. 20
(File No. 333-01107), as filed on April 4, 2000, and by reference to Post-Effective
Amendment No. 32 (File No. 033-75988), as filed on April 13, 2004.

(8.28)	Participation Agreement dated as of May 1, 2001 between Pilgrim Variable Products
Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 15 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on April 26, 2002.
(8.29)	Amendment executed August 30, 2002 to Participation Agreement dated May 1,
2001 by and among ReliaStar Life Insurance Company, ING Variable Products Trust
(formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor,
LLC (formerly known as ING Pilgrim Securities, Inc.) · Incorporated by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No.
333-100207), as filed on April 22, 2003.
(8.30)	Administrative and Shareholder Services Agreement dated May 1, 2001 by and between ING Pilgrim Group, LLC (Administrator for Pilgrim Variable Products
Trust) and ReliaStar Life Insurance Company · Incorporated by reference to Post-
Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on April 22, 2003.
(8.31)	Participation Agreement made and entered into as of May 1, 2002 among ING
Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds
Distributors, Inc. · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on October 31,
2002.
(8.32)	Amendment executed as of October 15, 2002 and effective as of October 1, 2002 to
Participation Agreement made and entered into as of May 1, 2002 by and among ING
Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds
Distributor, Inc. · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on October 31,
2002.
(8.33)	Participation Agreement made and entered into as of May 1, 2002 among ReliaStar
Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form S-6 (File No. 333-47094), as filed on September 17, 2002.
(8.34)	Amendment effective as of July 15, 2003 to Participation Agreement made and entered into as of May 1, 2002 by and among ReliaStar Life Insurance Company, ING
VP Bond Portfolio and ING Funds Distributor, LLC. (f/k/a ING Funds Distributor,
Inc.) · Incorporated by reference to Post-Effective Amendment No. 18 to Registration
Statement on Form N-6 (File No. 033-57244), as filed on February 9, 2004.
(8.35)	Participation Agreement made and entered into as of December 1, 2002 among ING
Strategic Allocation Portfolios, Inc., ReliaStar Life Insurance Company and ING
Funds Distributions, Inc. · Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-100207), as filed on
October 31, 2002.

(8.36)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.37)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series
Fund, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on October 26, 2001.
(8.38)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Fund
Participation Agreement effective as of July 20, 2001 among ING Life Insurance and
Annuity Company (formerly Aetna Life Insurance and Annuity Company), Lord
Abbett Series Fund, Inc. and Lord Abbett Distributor LLC · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 18, 2009.
(8.39)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna
Life Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on October 26, 2001, and by reference to Post-Effective Amendment No. 56
(File No. 333-01107), as filed on December 18, 2009.
(8.40)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Service
Agreement effective as of July 20, 2001 between ING Life Insurance and Annuity
Company (formerly Aetna Life Insurance and Annuity Company) and Lord Abbett
Series Fund, Inc. · Incorporated by reference to Post-Effective Amendment No. 56 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18,
2009.
(8.41)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.42)	Fund Participation Agreement made and entered into as of August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management
Trust, Advisers Managers Trust and Neuberger Berman Management Inc. ·
Incorporated by reference to Post-Effective Amendment No. 4 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on August 4, 1997 and effective August 8, 1997.

(8.43)	Amendment No. 1 dated as of December 1, 1998 to Fund Participation Agreement dated August 8, 1997 by and among Northern Life Insurance Company, Neuberger
Berman Advisers Management Trust, Advisers Managers Trust and Neuberger
Berman Management Inc. and amended on May 1, 2000 · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No.
033-90474), as filed on April 23, 1999, and by reference to Post-Effective
Amendment No. 11 (File No. 033-90474), as filed on April 25, 2001.
(8.44)	Service Agreement effective August 8, 1997 by and between Neuberger Berman
Management Inc. and Northern Life Insurance Company · Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No.
033-90474), as filed on August 4, 1997 and effective August 8, 1997.
(8.45)	Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1,
2007.
(8.46)	Novation of and Amendment to Participation Agreement dated as of January 26, 2011 and effective as of February 14, 2011 by and among Allianz Global Investors
Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company
of New York · Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25,
2012.
(8.47)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance
Trust and PA Distributors LLC · Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.48)	First Amendment dated August 15, 2007 to Participation Agreement by and between
ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC dated as of May 1, 2004 · Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23,
2008.
(8.49)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company · Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.

(8.50)	First Amendment dated August 15, 2007 to Services Agreement between PIMCO
Variable Insurance Trust, ING Life Insurance and Annuity Company and ReliaStar
Life Insurance Company dated as of May 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.51)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company
and ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.52)	First Amendment dated August 15, 2007 to Services Agreement between Pacific
Investment Management Company LLC (“PIMCO”), ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company and Allianz Global Investors
Distributors LLC effective as of May 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.53)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.
(8.54)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.55)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust and ING Life Insurance and
Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001 and amended on August 15, 2007 · Incorporated by reference to Post-Effective
Amendment No. 40 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 13, 2005, and by reference to Post-Effective Amendment No. 46 (File
No. 333-01107), as filed on February 15, 2008.

(8.56)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.
(8.57)	Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors
Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, and ReliaStar Life Insurance Company · Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 11, 2005.
(8.58)	First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of
May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors
Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18,
2008.
(8.59)	Service Agreement with Investment Adviser effective as of May 1, 2004 between
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, ING Insurance Company of America, and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.60)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.

(9)	Consent and Opinion of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Principal Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor

Donald W. Britton	20 Washington Avenue South	Director and President
Minneapolis, Minnesota 55401

Mary (Maliz) E. Beams	One Orange Way	Director
Windsor, CT 06095-4774
Alain M. Karaoglan	230 Park Avenue	Director
New York, NY 10169
Rodney O. Martin	230 Park Avenue	Director
New York, NY 10169
Michael S. Smith	1475 Dunwoody Drive	Director, Executive Vice President and
	West Chester, PA 19380	Chief Risk Officer

Ewout L. Steenbergen	230 Park Avenue	Director and Executive Vice President,
	New York, NY 10169	Finance

Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390

Ralph Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774

Megan A. Huddleston	One Orange Way	Senior Vice President and Secretary
Windsor, CT 06095-4774

Christine L. Hurtsellers	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
Mark B. Kaye	One Orange Way	Senior Vice President
Windsor, CT 06095-4774

Patrick D. Lusk	1475 Dunwoody Drive	Senior Vice President and Appointed
	West Chester, PA 19380	Actuary

Thomas A. Lutter	100 Deerfield Lane, Suite 300	Senior Vice President and Chief
	Malvern, PA 19355	Financial Officer

Richard T. Mason	One Orange Way	Senior Vice President
Windsor, CT 06095-4774

Gilbert E. Mathis	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390

Diane M. McCarthy	1475 Dunwoody Drive	Senior Vice President, Finance
West Chester, PA 19380

Daniel P. Mulheran, Sr.	20 Washington Avenue South	Senior Vice President
Minneapolis, Minnesota 55401

Name	Principal Business Address	Positions and Offices with Depositor

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390

Steven T. Pierson	5780 Powers Ferry Road, N.W.	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer

Chad M. Eslinger	2000 21st Avenue NW	Vice President and Chief Compliance
	Minot, ND 58703	Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 for Variable Annuity Account I of ING Life Insurance and Annuity
Company (File No. 333-130822), as filed with the Securities and Exchange
Commission on April 3, 2013.

Item 27. Number of Contract Owners

As of February 28, 2013, there were 40,948 owners of contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.

Item 28. Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company (“ReliaStar Life”) indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of
ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Minnesota, ING U.S., Inc.
maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING U.S., Inc. and any company in which ING U.S., Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of ING U.S.,
Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a.k.a.
“Financial Institutional Bond”).

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING
Life Insurance and Annuity Company (ILIAC), Variable Annuity Account C of
ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of
ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940
Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate
Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable
Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act),
(iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New
York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York
Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York
Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York
Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter

Patrick J. Kennedy	One Orange Way	Director and President
Windsor, CT 06095-4774

Karl S. Lindberg	909 Locust Street	Director
Des Moines, IA 50309

Richard Linton, Jr.	One Orange Way	Director
Windsor, CT 06095-4774

Regina Gordon	One Orange Way	Chief Compliance Officer
Windsor, CT 06095-4774

Kristin H. Hultgren	One Orange Way	Chief Financial Officer
Windsor, CT 06095-4774

Brian Wilson	One Orange Way	Assistant Chief Financial Officer
Windsor, CT 06095-4774

Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390

M. Bishop Bastien	1474 Stone Point Drive, Suite 129	Vice President
Roseville, CA 95661

Nancy B. Boccella	One Orange Way	Vice President
Windsor, CT 06095-4774

Dianne C. Bogoian	One Orange Way	Vice President
Windsor, CT 06095-4774

Anthony V. Camp, Jr.	One Orange Way	Vice President
Windsor, CT 06095-4774

Mary K. Carey-Reid	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy D. Clifford	One Orange Way	Vice President
Windsor, CT 06095-4774

William P. Elmslie	One Orange Way	Vice President
Windsor, CT 06095-4774

Joseph J. Elmy	5780 Powers Ferry Road, N.W.	Vice President, Tax
Atlanta, GA 30327-4390

Bernard P. Heffernon	10740 Nall Avenue, Suite 120	Vice President
Overland Park, KS 66211

Christina Hurley	One Orange Way	Vice President
Windsor, CT 06095-4774

Mark E. Jackowitz	22 Century Hill Drive, Suite 101	Vice President
Latham, NY 12110

Name	Principal Business Address	Positions and Offices with Underwriter

David A. Kelsey	One Orange Way	Vice President
Windsor, CT 06095-4774

George D. Lessner, Jr.	15455 North Dallas Parkway	Vice President
Suite 1250
Addison, TX 75001

David J. Linney	2900 North Loop West, Suite 180	Vice President
Houston, TX 77092

Frederick C. Litow	5780 Powers Ferry Road, N.W.	Vice President
Atlanta, GA 30327-4390

Richard T. Mason	One Orange Way	Vice President
Windsor, CT 06095-4774

Brian J. Murphy	One Orange Way	Vice President
Windsor, CT 06095-4774

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Vice President and Treasurer
Atlanta, GA 30327-4390

Michael J. Pise	One Orange Way	Vice President
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Frank W. Snodgrass	9020 Overlook Blvd.	Vice President
Brentwood, TN 37027

Christina M. Starks	2000 21st Avenue NW	Vice President
Minot, North Dakota 58703

Terran Titus	One Orange Way	Vice President
Windsor, CT 06095-4774

S. Bradford Vaughan, Jr.	520 Pike Street, Suite 2510	Vice President
Seattle, WA 98101

Judeen T. Wrinn	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy S. Stillman	One Orange Way	Assistant Vice President
Windsor, CT 06095-4774

Megan A. Huddleston	One Orange Way	Secretary
Windsor, CT 06095-4774

Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Melissa A. O’Donnell	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Jennifer M. Ogren	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Name	Principal Business Address		Positions and Offices with Underwriter
Randall K. Price	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401
Susan M. Vega	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401
Barry Eidex	5780 Powers Ferry Road, N.W.		Tax Officer
Atlanta, GA 30327-4390
Terry L. Owens	5780 Powers Ferry Road, N.W.		Tax Officer
Atlanta, GA 30327-4390
(c)	Compensation to Principal Underwriter during last fiscal year:
(1)	(2)	(3)	(4)	(5)
Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*
ING Financial				$8,924,610.47
Advisers, LLC
*	Includes gross concessions associated with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company.
Item 30. Location of Accounts and Records
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company
20 Washington Avenue South
Minneapolis, Minnesota 55401

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d)	The Company hereby represents that with respect to plans established pursuant to
Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated
August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans. See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section
403(b) of the Internal Revenue Code of 1986, as amended. See American Council of
Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

(e)	Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(f)	The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
Separate Account N of ReliaStar Life Insurance Company, certifies that it meets the requirements of
Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration
Statement on Form N-4 (File No. 333-100209) and has duly caused this Post Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of
Connecticut, on the 11th day of April, 2013.

SEPARATE ACCOUNT N OF RELIASTAR LIFE
INSURANCE COMPANY
(Registrant)

By:	RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

By:	Donald W. Britton*
Donald W. Britton
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration
Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Donald W. Britton*	Director and President	)
Donald W. Britton	(principal executive officer))
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson	(principal accounting officer))
)
Thomas A. Lutter*	Senior Vice President and Chief Financial Officer	)	April 11,
Thomas A. Lutter	(principal financial officer))		2013
)
Mary (Maliz) E. Beams*	Director	)
Mary (Maliz) E. Beams		)
)
Alain M. Karaoglan*	Director	)
Alain M. Karaoglan		)
)
Rodney O. Martin*	Director	)
Rodney O. Martin		)

)
Michael S. Smith*		Director	)
Michael S. Smith			)
)
Ewout L. Steenbergen*		Director	)
Ewout L. Steenbergen			)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

SEPARATE ACCOUNT N
EXHIBIT INDEX

Exhibit No.	Exhibit

24(b)(9)	Consent and Opinion of Counsel	____________

24(b)(10)	Consent of Independent Registered Public Accounting Firm	____________

24(b)(13)	Powers of Attorney	____________